UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Small-Cap Equity Fund

Eaton Vance Government Opportunities Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Asset Credit Fund (formerly, Eaton Vance Multi-Strategy All Market Fund)

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Diversified Currency Income Fund

July 31, 2018 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $104,341,512 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Argentina POM Politica Monetaria, 40.00%, (ARLLMONP), 6/21/20(1)	ARS	11,100	$406,313

Total Argentina			$406,313

Dominican Republic — 4.4%
Dominican Republic, 15.00%, 4/5/19(2)	DOP	216,000	$4,613,676

Total Dominican Republic			$4,613,676

Iceland — 4.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	506,918	$4,893,623

Total Iceland			$4,893,623

Serbia — 1.6%
Serbia Treasury Bond, 10.00%, 2/6/19	RSD	159,000	$1,635,780

Total Serbia			$1,635,780

Total Foreign Government Bonds (identified cost $11,793,042)			$11,549,392

Foreign Corporate Bonds — 0.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	24,372	$788,136

Total Argentina			$788,136

Total Foreign Corporate Bonds (identified cost $1,604,070)			$788,136

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$94,594	$101,313
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(1)		327,772	349,115

Total Collateralized Mortgage Obligations (identified cost $434,151)			$450,428

1

Mortgage Pass-Throughs — 1.6%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.064%, (COF + 1.25%), with maturity at 2035(3)		$549,581	$554,620
3.824%, (COF + 1.77%), with maturity at 2035(3)		392,278	416,070
7.00%, with maturity at 2033		255,299	282,956
7.50%, with maturity at 2035		158,364	179,020
8.50%, with maturity at 2032		140,064	163,005

			$1,595,671

Government National Mortgage Association:
9.00%, with various maturities to 2024		$97,581	$103,118

			$103,118

Total Mortgage Pass-Throughs (identified cost $1,647,037)			$1,698,789

Short-Term Investments — 80.4%

Foreign Government Securities — 21.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.8%
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	23,300	$1,299,379
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	5,450	297,524
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	10,925	594,278
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	27,025	1,389,693
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	9,850	485,180
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	967,810

Total Egypt			$5,033,864

Georgia — 1.4%
Georgia Treasury Bill, 0.00%, 8/16/18	GEL	3,615	$1,470,936

Total Georgia			$1,470,936

Kazakhstan — 1.3%
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	$1,003,526
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	309,252

Total Kazakhstan			$1,312,778

Nigeria — 4.3%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	132,449	$364,028
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	40,266	110,430
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	44,755	122,322
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	155,586	418,674
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	87,968	235,705
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	86,160	228,112
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	161,562	445,000
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	94,236	259,158
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	60,127	164,611

2

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	199,016	$542,235
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	113,516	308,650
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	32,141	87,163
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	26,283	71,183
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	90,360	243,819
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	18,269	48,951
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	132,726	355,631
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	70,571	185,457
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	112,641	294,371

Total Nigeria			$4,485,500

Sri Lanka — 4.9%
Sri Lanka Treasury Bill, 0.00%, 4/12/19	LKR	870,000	$5,128,910

Total Sri Lanka			$5,128,910

Uruguay — 4.8%
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	3,449	$112,260
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	14,724	477,656
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	7,218	233,761
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	18,254	588,075
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	42,815	1,376,953
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	15,930	509,525
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	11,085	353,830
Uruguay Treasury Bill, 0.00%, 12/11/18	UYU	10,806	342,801
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	2,075	65,703
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	1,559	48,969
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	17,011	531,242
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	1,455	45,226
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	10,388	318,905

Total Uruguay			$5,004,906

Total Foreign Government Securities (identified cost $22,815,546)			$22,436,894

U.S. Treasury Obligations — 47.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/18		$2,600	$2,599,873
U.S. Treasury Bill, 0.00%, 8/9/18		2,600	2,598,963
U.S. Treasury Bill, 0.00%, 8/16/18		2,600	2,597,986
U.S. Treasury Bill, 0.00%, 8/23/18		11,000	10,987,446
U.S. Treasury Bill, 0.00%, 8/30/18		15,000	14,977,350
U.S. Treasury Bill, 0.00%, 9/27/18(4)		13,000	12,961,303
U.S. Treasury Bill, 0.00%, 10/25/18		2,600	2,587,998

Total U.S. Treasury Obligations (identified cost $49,310,192)			$49,310,919

3

Other — 11.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(5)	12,155,619	$12,155,619

Total Other (identified cost $12,155,619)		$12,155,619

Total Short-Term Investments (identified cost $84,281,357)		$83,903,432

Total Investments — 94.3% (identified cost $99,759,657)		$98,390,177

Other Assets, Less Liabilities — 5.7%		$5,959,235

Net Assets — 100.0%		$104,349,412

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $5,401,812 or 5.2% of the Portfolio’s net assets.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $173,991.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	2,228,045	USD	577,139	Standard Chartered Bank	8/2/18	$16,484	$—
BRL	2,228,045	USD	593,370	Standard Chartered Bank	8/2/18	253	—
EUR	1,812,124	SEK	18,600,000	Deutsche Bank AG	8/2/18	3,676	—
PEN	3,520,000	USD	1,073,826	State Street Bank and Trust Company	8/2/18	2,068	—
PEN	7,000,000	USD	2,157,497	State Street Bank and Trust Company	8/2/18	—	(17,937)
PEN	10,520,000	USD	3,213,784	The Bank of Nova Scotia	8/2/18	1,670	—
PHP	48,000,000	USD	916,031	Deutsche Bank AG	8/2/18	—	(12,161)
PHP	48,000,000	USD	916,118	Goldman Sachs International	8/2/18	—	(12,248)
PHP	34,855,000	USD	666,495	Standard Chartered Bank	8/2/18	—	(10,153)
SEK	18,600,000	EUR	1,767,907	HSBC Bank USA, N.A.	8/2/18	48,029	—
USD	599,017	BRL	2,228,045	Standard Chartered Bank	8/2/18	5,394	—
USD	593,370	BRL	2,228,045	Standard Chartered Bank	8/2/18	—	(253)
USD	3,217,125	PEN	10,520,000	The Bank of Nova Scotia	8/2/18	1,672	—
USD	642,954	PHP	34,155,000	BNP Paribas	8/2/18	—	(206)

4

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	789,771	PHP	42,000,000	Citibank, N.A.	8/2/18	$—	$(1,115)
USD	1,028,389	PHP	54,700,000	UBS AG	8/2/18	—	(1,646)
ARS	7,487,500	USD	250,754	JPMorgan Chase Bank, N.A.	8/3/18	22,101	—
EUR	95,046	USD	111,204	Standard Chartered Bank	8/3/18	—	(54)
EUR	448,310	USD	524,523	Standard Chartered Bank	8/3/18	—	(254)
JPY	118,130,422	USD	1,071,760	Standard Chartered Bank	8/3/18	—	(15,211)
USD	110,379	EUR	95,046	Standard Chartered Bank	8/3/18	—	(771)
USD	520,631	EUR	448,310	Standard Chartered Bank	8/3/18	—	(3,638)
USD	1,056,623	JPY	118,130,422	Standard Chartered Bank	8/3/18	74	—
NOK	10,756,000	EUR	1,109,575	Bank of America, N.A.	8/6/18	21,044	—
NOK	11,244,000	EUR	1,159,175	Citibank, N.A.	8/6/18	22,866	—
USD	492,417	EUR	420,000	UBS AG	8/6/18	1,149	—
USD	67,557	EUR	57,622	UBS AG	8/6/18	158	—
KES	220,000,000	USD	2,155,806	Citibank, N.A.	8/7/18	32,856	—
SGD	3,277,984	USD	2,462,567	Goldman Sachs International	8/7/18	—	(54,586)
USD	2,406,637	SGD	3,277,984	UBS AG	8/7/18	—	(1,344)
KZT	331,200,000	USD	952,271	Citibank, N.A.	8/16/18	—	(1,310)
RSD	644,972,013	EUR	5,419,933	Deutsche Bank AG	8/16/18	47,776	—
SGD	2,270,000	USD	1,669,204	Goldman Sachs International	8/16/18	—	(1,455)
USD	80,715	KZT	27,080,000	Standard Chartered Bank	8/16/18	2,962	—
USD	1,666,820	SGD	2,270,000	UBS AG	8/16/18	—	(929)
AUD	259,894	USD	195,260	Australia and New Zealand Banking Group Limited	8/20/18	—	(2,151)
CHF	2,150,000	EUR	1,821,623	Australia and New Zealand Banking Group Limited	8/22/18	41,608	—
ILS	18,940,000	USD	5,228,096	JPMorgan Chase Bank, N.A.	8/22/18	—	(63,935)
CZK	44,998,899	EUR	1,735,866	Bank of America, N.A.	8/27/18	25,959	—
EUR	1,756,198	CZK	44,998,899	Barclays Bank PLC	8/27/18	—	(2,142)
COP	715,529,000	USD	244,458	Standard Chartered Bank	8/30/18	2,814	—
MXN	8,040,000	USD	423,695	Goldman Sachs International	8/30/18	5,713	—
SEK	3,700,000	USD	420,934	Goldman Sachs International	8/30/18	729	—
ZAR	5,700,000	USD	425,630	Bank of America, N.A.	8/30/18	5,703	—
BRL	1,600,000	USD	426,235	Goldman Sachs International	8/31/18	—	(1,364)
INR	38,000,000	USD	551,444	BNP Paribas	8/31/18	1,408	—
INR	63,000,000	USD	914,110	Standard Chartered Bank	8/31/18	2,460	—
INR	44,000,000	USD	638,681	Standard Chartered Bank	8/31/18	1,463	—
TRY	2,020,000	USD	407,267	HSBC Bank USA, N.A.	8/31/18	—	(2,374)
BRL	2,228,045	USD	596,627	Standard Chartered Bank	9/5/18	—	(5,314)
EUR	358,000	USD	420,945	Goldman Sachs International	9/7/18	—	(1,227)
AUD	390,742	USD	299,969	Standard Chartered Bank	9/10/18	—	(9,614)
COP	2,436,423,000	USD	857,593	Citibank, N.A.	9/10/18	—	(16,026)
COP	3,711,287,000	USD	1,308,081	Credit Agricole Corporate and Investment Bank	9/10/18	—	(26,161)
THB	99,122,000	USD	3,104,839	Citibank, N.A.	9/11/18	—	(122,858)
AUD	5,941,364	USD	4,509,228	BNP Paribas	9/13/18	—	(94,263)
USD	963,796	EUR	820,290	Deutsche Bank AG	9/14/18	1,575	—
JPY	111,869,578	USD	1,017,968	Standard Chartered Bank	9/19/18	—	(14,274)
IDR	43,743,000,000	USD	3,090,068	Goldman Sachs International	9/20/18	—	(68,919)
IDR	28,200,000,000	USD	1,948,860	Nomura International PLC	9/20/18	—	(1,202)
USD	529,106	EUR	450,000	Standard Chartered Bank	9/21/18	962	—
COP	4,280,110,000	USD	1,457,555	Credit Agricole Corporate and Investment Bank	9/24/18	19,830	—
COP	3,556,651,000	USD	1,212,694	Credit Agricole Corporate and Investment Bank	9/24/18	14,971	—
ARS	42,568,000	USD	1,466,093	BNP Paribas	10/2/18	—	(4,031)
ARS	11,330,000	USD	389,749	Citibank, N.A.	10/2/18	—	(603)
ARS	11,326,000	USD	389,745	Citibank, N.A.	10/2/18	—	(737)
ARS	11,318,000	USD	389,738	Citibank, N.A.	10/2/18	—	(1,005)

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	11,311,000	USD	389,766	Citibank, N.A.	10/2/18	$—	$(1,272)
ARS	16,972,000	USD	584,637	Citibank, N.A.	10/2/18	—	(1,708)
ARS	2,101,000	USD	71,028	BNP Paribas	10/22/18	—	(277)
USD	244,930	ARS	7,487,500	Goldman Sachs International	10/22/18	—	(7,212)
NOK	16,363,000	EUR	1,702,617	HSBC Bank USA, N.A.	10/23/18	9,201	—
USD	1,953,411	EUR	1,618,000	JPMorgan Chase Bank, N.A.	10/25/18	49,413	—
USD	135,851	KZT	45,680,000	Citibank, N.A.	10/25/18	6,657	—
USD	3,592,484	EUR	2,962,104	Standard Chartered Bank	11/1/18	104,881	—
SEK	18,600,000	EUR	1,812,435	Deutsche Bank AG	11/2/18	—	(3,776)
PEN	5,913,000	USD	1,800,000	Credit Agricole Corporate and Investment Bank	11/5/18	405	—
PEN	10,520,000	USD	3,204,874	The Bank of Nova Scotia	11/5/18	—	(1,718)
PHP	34,155,000	USD	639,583	BNP Paribas	11/5/18	1,520	—
PHP	42,000,000	USD	785,561	Citibank, N.A.	11/5/18	2,796	—
PHP	54,700,000	USD	1,022,856	UBS AG	11/5/18	3,885	—
JPY	118,130,422	USD	1,063,711	Standard Chartered Bank	11/8/18	18	—
THB	67,308,000	USD	2,025,214	UBS AG	11/9/18	3,733	—
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	69,388	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	25,855	—
USD	1,637,118	EUR	1,372,212	Standard Chartered Bank	11/29/18	17,650	—
USD	1,569,972	EUR	1,312,000	Standard Chartered Bank	12/6/18	20,649	—
MAD	951,000	USD	95,578	Societe Generale	12/13/18	4,058	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	3,709	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	4,766	—
USD	531,548	EUR	448,310	Standard Chartered Bank	1/17/19	257	—
USD	112,693	EUR	95,046	Standard Chartered Bank	1/17/19	55	—
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	360	—
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	—	(294)
USD	26,891	KZT	9,210,000	Deutsche Bank AG	1/28/19	1,274	—
USD	21,518	KZT	7,370,000	Deutsche Bank AG	1/28/19	1,019	—

						$686,976	$(589,728)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Sep-18	$(1,244,375)	$8,938
U.S. 10-Year Treasury Note	4	Short	Sep-18	(477,688)	531

					$9,469

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

COF	-	Cost of Funds 11th District

6

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CHF	-	Swiss Franc

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$686,976	$(589,728)

Total		$686,976	$(589,728)

Interest Rate	Financial Futures Contracts*	$9,469	$—

Total		$9,469	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$11,549,392	$—	$11,549,392
Foreign Corporate Bonds	—	788,136	—	788,136
Collateralized Mortgage Obligations	—	450,428	—	450,428
Mortgage Pass-Throughs	—	1,698,789	—	1,698,789
Short-Term Investments —
Foreign Government Securities	—	22,436,894	—	22,436,894
U.S. Treasury Obligations	—	49,310,919	—	49,310,919
Other	—	12,155,619	—	12,155,619
Total Investments	$—	$98,390,177	$—	$98,390,177
Forward Foreign Currency Exchange Contracts	$—	$686,976	$—	$686,976
Futures Contracts	9,469	—	—	9,469
Total	$9,469	$99,077,153	$—	$99,086,622

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(589,728)	$—	$(589,728)
Total	$—	$(589,728)	$—	$(589,728)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Emerging and Frontier Countries Equity Fund

July 31, 2018 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $173,151,660 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.4%

Security	Shares	Value
Argentina — 5.2%
Banco Macro SA, Class B ADR	19,061	$1,302,057
BBVA Banco Frances SA ADR	48,945	667,120
Central Puerto SA ADR	30,555	348,327
Corp. America Airports SA(1)	13,116	146,112
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	8,875	306,543
Globant SA(1)	13,136	728,260
Grupo Financiero Galicia SA, Class B ADR	41,976	1,495,605
Loma Negra Cia Industrial Argentina SA ADR(1)	24,427	274,560
Pampa Energia SA ADR(1)	26,869	1,132,528
Telecom Argentina SA ADR	44,088	884,846
Transportadora de Gas del Sur SA ADR	31,839	525,025
YPF SA ADR	70,809	1,175,429

		$8,986,412

China — 14.9%
58.com, Inc. ADR(1)	1,300	$87,438
AAC Technologies Holdings, Inc.	12,500	160,639
Accelink Technologies Co., Ltd., Class A	18,900	59,533
Agricultural Bank of China, Ltd., Class H	666,000	323,646
Alibaba Group Holding, Ltd. ADR(1)	16,154	3,024,513
Anhui Conch Cement Co., Ltd., Class A	28,500	161,594
Anhui Conch Cement Co., Ltd., Class H	24,000	154,349
ANTA Sports Products, Ltd.	17,000	86,823
AviChina Industry & Technology Co., Ltd., Class H	332,000	204,254
Baidu, Inc. ADR(1)	3,980	983,776
Bank of China, Ltd., Class H	1,421,000	671,304
BBMG Corp., Class A	154,300	84,040
Beijing Enterprises Water Group, Ltd.	424,000	231,808
Brilliance China Automotive Holdings, Ltd.	56,000	73,313
BYD Co., Ltd., Class H	14,500	82,372
CGN Power Co., Ltd., Class H(2)	1,100,000	291,753
China Cinda Asset Management Co., Ltd., Class H	147,000	41,314
China Communications Construction Co., Ltd., Class H	227,000	251,460
China Construction Bank Corp., Class H	1,341,000	1,226,053
China Everbright International, Ltd.	60,000	73,205
China Evergrande Group(1)	59,000	163,737
China Galaxy Securities Co., Ltd., Class H	59,500	30,850
China Gas Holdings, Ltd.	23,600	95,738
China Life Insurance Co., Ltd., Class H	109,000	273,903
China Literature, Ltd.(1)(2)	1	8
China Mengniu Dairy Co., Ltd.	47,000	145,855
China Merchants Port Holdings Co., Ltd.	24,160	50,097
China Mobile, Ltd.	107,000	966,575

1

Security	Shares	Value
China Overseas Land & Investment, Ltd.	60,000	$189,026
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	165,119
China Petroleum & Chemical Corp., Class H	610,000	586,358
China Railway Construction Corp., Ltd., Class H	46,500	56,171
China Railway Group, Ltd., Class H	86,000	74,709
China Resources Beer Holdings Co., Ltd.	38,000	171,231
China Resources Cement Holdings, Ltd.	194,000	221,785
China Resources Gas Group, Ltd.	20,000	94,925
China Resources Land, Ltd.	105,777	387,852
China Resources Pharmaceutical Group, Ltd.(2)	130,000	189,239
China Resources Power Holdings Co., Ltd.	34,000	65,676
China Shenhua Energy Co., Ltd., Class H	120,500	273,213
China State Construction International Holdings, Ltd.	162,000	193,137
China Taiping Insurance Holdings Co., Ltd.	31,400	107,748
China Telecom Corp., Ltd., Class H	590,000	279,042
China Unicom (Hong Kong), Ltd.	98,000	121,007
China Vanke Co., Ltd., Class H	26,700	85,485
CITIC Securities Co., Ltd., Class H	39,500	79,192
CITIC, Ltd.	75,000	106,311
CNOOC, Ltd.	261,000	437,266
Country Garden Holdings Co., Ltd.	129,000	201,031
Country Garden Services Holdings Co., Ltd.(1)	14,827	24,217
CRRC Corp., Ltd., Class H	79,750	70,130
CSPC Pharmaceutical Group, Ltd.	168,000	440,424
Ctrip.com International, Ltd. ADR(1)	5,900	242,785
Dongfeng Motor Group Co., Ltd., Class H	54,000	54,293
ENN Energy Holdings, Ltd.	14,000	142,348
FAW Car Co., Ltd.	104,700	115,147
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,800	155,316
Fullshare Holdings, Ltd.	160,000	70,622
Geely Automobile Holdings, Ltd.	80,000	183,477
GF Securities Co., Ltd., Class H	24,600	34,525
Great Wall Motor Co., Ltd., Class H	53,500	38,564
Guangdong Investment, Ltd.	48,000	82,753
Guangzhou Automobile Group Co., Ltd., Class H	176,400	166,045
Haitong Securities Co., Ltd., Class H	60,000	60,726
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	29,100	147,816
Hengan International Group Co., Ltd.	12,500	111,349
Hisense Electric Co., Ltd., Class A	75,900	125,442
Huaneng Power International, Inc., Class H	96,000	72,325
Huatai Securities Co., Ltd., Class H(1)(2)	34,000	53,693
Industrial & Commercial Bank of China, Ltd., Class H	1,219,000	905,917
JD.com, Inc. ADR(1)	10,624	380,977
Lenovo Group, Ltd.	160,000	88,980
NetEase, Inc. ADR	1,181	304,698
New China Life Insurance Co., Ltd., Class H	16,000	73,866
New Oriental Education & Technology Group, Inc. ADR	2,374	204,259
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	57,757
PetroChina Co., Ltd., Class H	558,000	424,942
PICC Property & Casualty Co., Ltd., Class H	114,000	128,813

2

Security	Shares	Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	$716,814
Poly Real Estate Group Co., Ltd., Class A	80,900	144,610
Semiconductor Manufacturing International Corp.(1)	7,300	8,853
Shenzhou International Group Holdings, Ltd.	12,000	147,364
SINA Corp.(1)	1,200	96,576
Sino Biopharmaceutical, Ltd.	135,000	184,899
Sino-Ocean Group Holding, Ltd.	241,000	136,313
Sinopharm Group Co., Ltd., Class H	61,600	260,738
Sunac China Holdings, Ltd.	32,000	104,634
Sunny Optical Technology Group Co., Ltd.	17,000	281,972
TAL Education Group ADR(1)	4,548	145,491
Tencent Holdings, Ltd.	81,800	3,723,075
TravelSky Technology, Ltd., Class H	57,000	162,481
Vipshop Holdings, Ltd. ADR(1)	6,998	67,531
Want Want China Holdings, Ltd.	103,000	85,363
Weibo Corp. ADR(1)	120	9,930
Yum China Holdings, Inc.	7,500	270,600
YY, Inc. ADR(1)	600	55,938
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	66,081
Zijin Mining Group Co., Ltd., Class H	344,000	127,535

		$25,844,477

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$611,789
Ericsson Nikola Tesla DD	930	152,180
Hrvatski Telekom DD	52,252	1,287,496
Koncar-Elektroindustrija DD	1,480	157,885
Valamar Riviera DD	48,200	303,752

		$2,513,102

Cyprus — 1.8%
Bank of Cyprus Holdings PLC(1)(4)	557,731	$1,631,677
Bank of Cyprus Holdings PLC(1)(4)	482,403	1,407,292

		$3,038,969

Egypt — 2.8%
Alexandria Mineral Oils Co.	283,196	$175,523
Amer Group Holding	2,605,200	40,899
Arabian Cement Co.	96,000	35,217
Arabian Food Industries Co. (DOMTY)(1)	91,400	57,692
Citadel Capital SAE(1)	1,195,300	213,513
Commercial International Bank Egypt SAE	327,500	1,556,587
Eastern Tobacco	53,250	491,587
Egyptian Financial Group-Hermes Holding Co.(1)	244,250	239,609
Egyptian Resorts Co.(1)	895,600	81,666
ElSewedy Electric Co.	30,940	324,180
Emaar Misr for Development SAE(1)	408,300	100,836
Ghabbour Auto(1)	506,400	160,507
Heliopolis Housing	68,800	112,149
Juhayna Food Industries	253,600	161,852
Medinet Nasr Housing(1)	280,700	164,984
Palm Hills Developments SAE(1)	701,000	157,578

3

Security	Shares	Value
Pioneers Holding(1)	154,000	$67,392
Porto Holding SAE(1)	3,191,760	41,015
Six of October Development & Investment Co.(1)	140,100	186,044
Talaat Moustafa Group	483,900	304,681
Telecom Egypt	190,400	147,643

		$4,821,154

Georgia — 2.9%
Bank of Georgia Group PLC	74,490	$1,785,332
Georgia Capital PLC(1)	48,700	631,797
TBC Bank Group PLC	112,285	2,582,669

		$4,999,798

Hong Kong — 0.1%
Hua Hong Semiconductor, Ltd.(2)	41,000	$144,494

		$144,494

Iceland — 3.5%
Arion Banki HF(1)	671,763	$537,869
Eik Fasteignafelag HF(1)	1,866,700	143,715
Eimskipafelag Islands HF	407,000	923,641
Hagar HF	2,036,000	899,980
Icelandair Group HF	1,860,000	153,685
Kvika Banki HF(1)	191,704	14,714
Marel HF	397,000	1,374,932
Reginn HF(1)	1,637,000	304,800
Reitir Fasteignafelag HF	1,043,000	772,849
Siminn HF	9,776,000	367,752
Sjova-Almennar Tryggingar HF	982,420	135,911
Tryggingamidstodin HF	688,800	208,203
Vatryggingafelag Islands HF	1,663,680	172,619

		$6,010,670

India — 5.9%
Adani Ports and Special Economic Zone, Ltd.	22,802	$133,596
Adani Power, Ltd.(1)	9,483	4,324
Ambuja Cements, Ltd.	21,000	70,634
Asian Paints, Ltd.	8,100	171,359
Aurobindo Pharma, Ltd.	7,300	62,988
Bajaj Auto, Ltd.	2,400	94,787
Bajaj Finance, Ltd.	4,600	181,863
Bajaj Finserv, Ltd.	1,200	122,444
Bharat Petroleum Corp., Ltd.	22,800	130,269
Bharti Airtel, Ltd.	34,700	197,736
Bharti Infratel, Ltd.	15,719	65,658
Cipla, Ltd.	9,500	88,689
Coal India, Ltd.	19,072	72,866
Dabur India, Ltd.	18,500	113,927
Dr. Reddy’s Laboratories, Ltd.	3,000	93,573
Eicher Motors, Ltd.	400	162,437
GAIL (India), Ltd.	22,754	124,760

4

Security	Shares	Value
Godrej Consumer Products, Ltd.	7,200	$138,934
Grasim Industries, Ltd.	10,000	149,747
HCL Technologies, Ltd.	16,228	228,497
Hero MotoCorp, Ltd.	1,300	62,478
Hindalco Industries, Ltd.	30,900	96,577
Hindustan Petroleum Corp., Ltd.	19,000	79,021
Hindustan Unilever, Ltd.	17,900	452,934
Housing Development Finance Corp., Ltd.	22,890	664,541
Indiabulls Housing Finance, Ltd.	8,300	157,320
Indian Oil Corp., Ltd.	38,400	92,407
Infosys, Ltd.	44,157	878,810
ITC, Ltd.	93,750	407,258
JSW Steel, Ltd.	25,000	120,164
Larsen & Toubro, Ltd.	14,250	271,174
LIC Housing Finance, Ltd.	12,100	93,187
Lupin, Ltd.	5,700	68,449
Mahindra & Mahindra, Ltd.	21,600	294,777
Maruti Suzuki India, Ltd.	2,900	403,678
Motherson Sumi Systems, Ltd.	27,150	128,571
Nestle India, Ltd.	700	108,068
Oil & Natural Gas Corp., Ltd.	34,800	84,183
Piramal Enterprises, Ltd.	2,702	105,270
Reliance Industries, Ltd.	68,600	1,187,051
Shree Cement, Ltd.	360	89,329
Shriram Transport Finance Co., Ltd.	6,100	123,460
Tata Consultancy Services, Ltd.	24,556	697,783
Tata Motors, Ltd.(1)	45,100	170,297
Tata Steel, Ltd.(4)	11,747	96,756
Tata Steel, Ltd.(4)	792	1,466
Tech Mahindra, Ltd.	15,900	157,854
Titan Co., Ltd.	10,400	138,461
UltraTech Cement, Ltd.	2,700	165,318
UPL, Ltd.	10,100	94,715
Vedanta, Ltd.	43,100	140,482
Wipro, Ltd.	25,471	103,049
Zee Entertainment Enterprises, Ltd.	16,300	125,137

		$10,269,113

Indonesia — 2.4%
Adaro Energy Tbk PT	717,400	$94,922
Astra International Tbk PT	834,900	414,213
Bank Central Asia Tbk PT	511,400	825,486
Bank Mandiri Persero Tbk PT	796,000	367,512
Bank Negara Indonesia Persero Tbk PT	345,100	177,461
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	492,486
Bumi Serpong Damai Tbk PT	436,800	41,005
Charoen Pokphand Indonesia Tbk PT	365,200	114,585
Gudang Garam Tbk PT	22,900	119,452
Hanjaya Mandala Sampoerna Tbk PT	470,400	125,478
Indofood CBP Sukses Makmur Tbk PT	120,400	72,910

5

Security	Shares	Value
Indofood Sukses Makmur Tbk PT	207,500	$91,447
Kalbe Farma Tbk PT	1,009,100	90,697
Matahari Department Store Tbk PT	116,000	64,704
Perusahaan Gas Negara Persero Tbk PT	507,600	59,951
Semen Indonesia Persero Tbk PT	145,300	76,669
Surya Citra Media Tbk PT	321,200	45,741
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	503,847
Unilever Indonesia Tbk PT	67,800	203,492
United Tractors Tbk PT	79,400	194,523

		$4,176,581

Kazakhstan — 2.7%
Central Asia Metals PLC	251,600	$795,790
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	62,000	722,300
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,952,587
KAZ Minerals PLC(1)	106,025	1,174,242

		$4,644,919

Kuwait — 5.1%
Agility Public Warehousing Co. KSC	277,665	$773,417
Alimtiaz Investment Group KSC	255,576	113,022
Boubyan Bank KSCP	238,129	403,581
Burgan Bank SAK	228,865	209,160
Gulf Bank KSCP	446,399	386,504
Humansoft Holding Co. KSC	22,505	264,004
Kuwait Finance House KSCP	1,006,729	1,938,716
Kuwait International Bank KSCP	174,918	149,642
Kuwait Projects Co. Holdings KSC	159,679	125,588
Mabanee Co. SAKC	163,064	357,157
Mezzan Holding Co. KSCC	43,532	103,588
Mobile Telecommunications Co.	706,283	1,133,699
National Bank of Kuwait SAK	995,734	2,666,574
National Industries Group Holding SAK	323,500	172,148
Warba Bank KSCP(1)	146,300	113,418

		$8,910,218

Mauritius — 2.2%
Alteo, Ltd.	189,877	$145,318
CIEL, Ltd.	1,093,473	224,152
ENL Land, Ltd.	112,264	164,539
Gamma Civic, Ltd.	107,086	119,559
Lux Island Resorts, Ltd.	66,516	141,855
MCB Group, Ltd.	303,608	2,362,991
New Mauritius Hotels, Ltd.	263,068	176,892
Rogers & Co., Ltd.	187,150	185,936
Sun, Ltd., Class A	156,512	221,841
Terra Mauricia, Ltd.	182,256	143,212

		$3,886,295

Pakistan — 2.1%
Bank Alfalah, Ltd.	235,000	$107,818
D.G. Khan Cement Co., Ltd.	106,700	99,143

6

Security	Shares	Value
Engro Corp., Ltd.	109,600	$299,282
Engro Fertilizers, Ltd.	222,000	141,612
Fauji Fertilizer Co., Ltd.	209,500	168,507
Habib Bank, Ltd.	261,300	374,547
Hub Power Co., Ltd. (The)	266,500	206,600
Lucky Cement, Ltd.	52,300	232,659
MCB Bank, Ltd.	172,000	287,868
Millat Tractors, Ltd.	20,000	190,929
National Bank of Pakistan(1)	179,500	72,852
Nishat Mills, Ltd.	164,900	182,506
Oil & Gas Development Co., Ltd.	267,300	324,960
Pakistan Oilfields, Ltd.	33,300	177,943
Pakistan State Oil Co., Ltd.	72,800	191,124
Searle Co., Ltd. (The)	54,600	147,902
Thal, Ltd.	12,950	44,844
United Bank, Ltd.	251,600	357,570

		$3,608,666

Peru — 3.1%
Alicorp SAA	129,300	$463,973
Cementos Pacasmayo SAA	85,338	198,236
Cia de Minas Buenaventura SA ADR	33,180	455,893
Credicorp, Ltd.	7,166	1,639,366
Engie Energia Peru SA	79,000	163,230
Ferreycorp SAA	529,200	381,732
Grana y Montero SAA ADR(1)	101,500	383,670
InRetail Peru Corp.(1)(2)	22,000	567,600
Southern Copper Corp.	10,302	508,507
Union Andina de Cementos SAA	308,000	268,301
Volcan Cia Minera SAA, Class B	1,145,200	283,526

		$5,314,034

Serbia — 4.2%
Aerodrom Nikola Tesla AD Beograd(1)	48,173	$825,851
Energoprojekt Holding AD Beograd(1)	74,772	535,053
Gosa Montaza AD Velika Plana(1)	1,378	18,779
Komercijalna Banka AD Beograd(1)	130,558	2,522,813
MESSER Tehnogas AD Beograd(1)	200	22,440
Metalac AD(1)	53,233	1,054,868
NIS AD Novi Sad	342,465	2,338,627

		$7,318,431

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	7,487,933	$2,038,609

		$2,038,609

South Korea — 11.5%
AMOREPACIFIC Corp.	1,031	$246,695
AMOREPACIFIC Group	1,208	103,541
Celltrion Healthcare Co., Ltd.(1)	1,378	112,718
Celltrion, Inc.(1)	2,482	604,446
CJ CheilJedang Corp.	360	108,926
Coway Co., Ltd.	1,881	157,965

7

Security	Shares	Value
DB Insurance Co., Ltd.	2,130	$122,844
E-MART, Inc.	775	151,510
Hankook Tire Co., Ltd.	3,265	129,592
HLB, Inc.(1)	1,320	80,319
Hotel Shilla Co., Ltd.	1,249	111,685
Hyundai Engineering & Construction Co., Ltd.	2,997	157,519
Hyundai Heavy Industries Co., Ltd.(1)	1,443	137,858
Hyundai Heavy Industries Holdings Co., Ltd.(1)	439	132,002
Hyundai Mobis Co., Ltd.	2,156	439,491
Hyundai Motor Co.	4,770	552,811
Hyundai Motor Co., Second PFC Shares	1,675	131,486
Hyundai Steel Co.	3,421	164,875
Industrial Bank of Korea	9,960	139,537
Kakao Corp.	1,706	172,021
Kangwon Land, Inc.	5,696	132,285
Kia Motors Corp.	8,940	253,455
Korea Aerospace Industries, Ltd.(1)	3,184	100,033
Korea Electric Power Corp.	8,392	249,373
Korea Investment Holdings Co., Ltd.	1,826	116,983
Korea Zinc Co., Ltd.	367	135,528
KT&G Corp.	3,649	360,762
LG Chem, Ltd.	1,446	486,324
LG Corp.	3,208	216,251
LG Display Co., Ltd.	8,699	164,917
LG Electronics, Inc.	3,573	239,491
LG Household & Health Care, Ltd.	293	317,294
Lotte Chemical Corp.	611	196,780
Medy-Tox, Inc.	173	111,200
Mirae Asset Daewoo Co., Ltd.	16,931	123,701
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	8,432
Naver Corp.	860	551,770
NCsoft Corp.	613	211,611
Netmarble Corp.(2)	1,128	146,325
Orion Corp. of Republic of Korea	900	107,413
POSCO	2,388	702,825
S-Oil Corp.	1,759	184,753
Samsung Biologics Co., Ltd.(1)(2)	540	180,183
Samsung C&T Corp.	2,448	270,805
Samsung Electro-Mechanics Co., Ltd.	1,889	260,025
Samsung Electronics Co., Ltd.	139,350	5,784,450
Samsung Electronics Co., Ltd., PFC Shares	25,800	885,718
Samsung Fire & Marine Insurance Co., Ltd.	1,045	255,197
Samsung Life Insurance Co., Ltd.	2,384	205,250
Samsung SDI Co., Ltd.	1,758	361,188
Samsung SDS Co., Ltd.	1,162	217,946
Shinsegae, Inc.	362	107,427
SillaJen, Inc.(1)	2,033	95,214
SK Holdings Co., Ltd.	1,072	252,691
SK Hynix, Inc.	17,242	1,332,640
SK Innovation Co., Ltd.	2,001	355,391
SK Telecom Co., Ltd.	827	184,826
ViroMed Co., Ltd.(1)	570	102,144

		$19,926,442

8

Security	Shares	Value
Sri Lanka — 1.6%
Access Engineering PLC	1,308,000	$137,543
Ceylon Cold Stores PLC	16,000	92,109
Commercial Bank of Ceylon PLC	371,000	292,891
Dialog Axiata PLC	375,330	33,563
Hatton National Bank PLC	163,632	231,570
Hayleys PLC	27,400	35,231
Hemas Holdings PLC	210,485	131,662
John Keells Holdings PLC	896,000	781,026
Lion Brewery Ceylon PLC	20,200	78,461
Melstacorp PLC(1)	200,000	61,988
Royal Ceramics Lanka PLC	80,669	49,222
Sampath Bank PLC(1)	200,438	370,415
Softlogic Life Insurance PLC(1)	2,500,000	397,957
Tokyo Cement Co Lanka PLC	734,500	165,738

		$2,859,376

Taiwan — 4.6%
Advantech Co., Ltd.	7,699	$51,051
ASE Technology Holding Co., Ltd.	61,358	157,285
Asia Cement Corp.	52,000	69,455
Asustek Computer, Inc.	12,000	103,445
AU Optronics Corp.	156,000	67,515
Catcher Technology Co., Ltd.	12,000	147,810
Cathay Financial Holding Co., Ltd.	134,000	231,096
Cheng Shin Rubber Industry Co., Ltd.	28,000	43,305
China Steel Corp.	210,000	171,670
Chunghwa Telecom Co., Ltd.	64,000	221,794
Compal Electronics, Inc.	95,000	59,113
Delta Electronics, Inc.	33,680	117,423
E.Sun Financial Holding Co., Ltd.	9,107	6,356
Far Eastern New Century Corp.	59,700	63,750
Far EasTone Telecommunications Co., Ltd.	32,000	75,948
Formosa Chemicals & Fibre Corp.	59,000	232,763
Formosa Petrochemical Corp.	22,000	86,709
Formosa Plastics Corp.	70,000	257,767
Foxconn Technology Co., Ltd.	18,291	45,459
Fubon Financial Holding Co., Ltd.	112,000	185,813
Hon Hai Precision Industry Co., Ltd.	250,635	687,486
Hotai Motor Co., Ltd.	5,000	43,537
Innolux Corp.	180,000	67,793
Largan Precision Co., Ltd.	2,000	336,772
Nan Ya Plastics Corp.	85,000	236,189
Pegatron Corp.	30,000	66,833
Pou Chen Corp.	42,000	46,201
President Chain Store Corp.	10,000	110,167
Quanta Computer, Inc.	51,000	88,281
Shin Kong Financial Holding Co., Ltd.	177,960	67,604
Taiwan Cement Corp.	73,700	94,838
Taiwan Mobile Co., Ltd.	31,000	106,889
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,174,296
Uni-President Enterprises Corp.	82,960	219,445
United Microelectronics Corp.	220,000	125,990
Yuanta Financial Holding Co., Ltd.	158,675	73,195

		$7,941,043

9

Security	Shares	Value
Thailand — 0.3%
Mega Lifesciences PCL	436,400	$535,442

		$535,442

United Arab Emirates — 0.0%(6)
Orascom Construction, Ltd.	9,400	$76,589

		$76,589

Vietnam — 8.8%
Bao Viet Holdings	43,700	$146,936
Binh Minh Plastics JSC	62,900	154,246
Century Synthetic Fiber Corp.	175,966	113,261
Coteccons Construction JSC	24,000	156,946
Danang Rubber JSC	6	6
Domesco Medical Import Export JSC	59,000	230,584
FPT Corp.	122,318	240,591
Gemadept Corp.	61,050	69,104
HA TIEN 1 Cement JSC	87,880	45,411
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	285,145
Hoa Phat Group JSC(1)	450,940	724,444
Hoa Sen Group	157,327	76,190
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	152,102
Hoang Huy Investment Financial Services JSC	167,400	191,213
Imexpharm Pharmaceutical JSC	37,445	83,730
KIDO Group Corp.	73,700	107,381
Kinh Bac City Development Share Holding Corp.(1)	202,100	103,877
Masan Group Corp.(1)	349,300	1,267,744
Mobile World Investment Corp.	40,000	201,201
Nam Long Investment Corp.	161,476	212,697
No Va Land Investment Group Corp.(1)	248,890	662,448
PetroVietnam Drilling & Well Services JSC(1)	160,214	90,471
PetroVietnam Fertilizer & Chemical JSC	149,250	118,443
PetroVietnam Gas JSC	45,000	169,919
PetroVietnam Nhon Trach 2 Power JSC	61,900	72,258
PetroVietnam Technical Services Corp.	294,900	218,024
Pha Lai Thermal Power JSC	82,000	66,355
Refrigeration Electrical Engineering Corp.	143,700	218,288
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	8,111
Saigon Beer Alcohol Beverage Corp.	25,300	223,610
Saigon Securities, Inc.	262,330	327,028
Thanh Thanh Cong - Bien Hoa JSC(1)	120,800	86,876
Tien Phong Plastic JSC	22,600	44,063
TNG Investment & Trading JSC(1)	12	6
Traphaco JSC	23,799	76,292
Viet Capital Securities JSC	282,825	696,453
Vietnam Construction and Import-Export JSC	98,800	71,434
Vietnam Dairy Products JSC	204,940	1,482,865
Vietnam Prosperity JSC Bank(1)	1,755,487	2,135,228
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	2,045,519
Vingroup JSC(1)	380,241	1,739,679
Vinh Hoan Corp.	26,400	79,870

		$15,196,049

Total Common Stocks (identified cost $129,350,829)		$153,060,883

10

Short-Term Investments — 8.1%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/30/18(7)	$1,500	$1,497,735

Total U.S. Treasury Obligations (identified cost $1,497,735)		$1,497,735

Other — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(8)	12,581,010	$12,581,010

Total Other (identified cost $12,581,010)		$12,581,010

Total Short-Term Investments (identified cost $14,078,745)		$14,078,745

Total Investments — 96.5% (identified cost $143,429,574)		$167,139,628

Other Assets, Less Liabilities — 3.5%		$6,013,177

Net Assets — 100.0%		$173,152,805

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $1,573,295 or 0.9% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $2,674,887 or 1.5% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $115,311.

11

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.6%	$47,869,363
Information Technology	16.2	28,068,215
Industrials	7.2	12,466,902
Materials	6.4	11,035,197
Consumer Staples	6.3	10,877,171
Consumer Discretionary	5.8	10,025,590
Energy	5.4	9,325,477
Real Estate	5.2	8,968,332
Telecommunication Services	3.8	6,578,321
Utilities	2.3	3,981,494
Health Care	2.2	3,864,821
Short-Term Investments	8.1	14,078,745

Total Investments	96.5%	$167,139,628

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	37,015	EUR	31,631	Standard Chartered Bank	8/6/18	$16	$—
EUR	74,181	USD	86,809	JPMorgan Chase Bank, N.A.	9/28/18	300	—
TWD	264,090,883	USD	8,938,598	Bank of America, N.A.	9/28/18	—	(268,713)
TWD	8,909,117	USD	311,453	Goldman Sachs International	9/28/18	—	(18,974)
USD	30,963	EUR	26,459	JPMorgan Chase Bank, N.A.	9/28/18	—	(107)
USD	2,581,342	EUR	2,205,834	JPMorgan Chase Bank, N.A.	9/28/18	—	(8,926)
USD	2,842,387	EUR	2,428,905	JPMorgan Chase Bank, N.A.	9/28/18	—	(9,829)
USD	3,917,557	EUR	3,347,670	JPMorgan Chase Bank, N.A.	9/28/18	—	(13,547)
USD	6,381,423	EUR	5,453,117	JPMorgan Chase Bank, N.A.	9/28/18	—	(22,067)
USD	6,867,628	EUR	5,868,594	JPMorgan Chase Bank, N.A.	9/28/18	—	(23,749)
USD	9,538,784	TWD	273,000,000	Bank of America, N.A.	9/28/18	576,420	—
KRW	824,000,000	USD	741,007	JPMorgan Chase Bank, N.A.	1/14/19	2,775	—
KRW	136,000,000	USD	122,302	JPMorgan Chase Bank, N.A.	1/14/19	458	—
USD	4,254,129	KRW	4,714,000,000	Goldman Sachs International	1/14/19	—	(953)
USD	6,652,911	KRW	7,416,000,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(41,125)
USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	634,200	—

						$1,214,169	$(407,990)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
MSCI Emerging Markets Index	267	Long	Sep-18	$14,635,605	$(451,235)

					$(451,235)

12

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

KRW	-	South Korean Won

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(451,235)

Total		$—	$(451,235)

Foreign Exchange	Forward foreign currency exchange contracts	$1,214,169	$(407,990)

Total		$1,214,169	$(407,990)

*	For futures contracts, amount represents cumulative unrealized depreciation.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$6,622,495	$90,562,716	$0	$97,185,211
Emerging Europe	6,661,246	17,219,724	—	23,880,970
Latin America	14,300,446	—	—	14,300,446
Middle East/Africa	—	17,694,256	—	17,694,256
Total Common Stocks	$27,584,187	$125,476,696 **	$0	$153,060,883
Short-Term Investments —
U.S. Treasury Obligations	—	1,497,735	—	1,497,735
Other	—	12,581,010	—	12,581,010
Total Investments	$27,584,187	$139,555,441	$0	$167,139,628
Forward Foreign Currency Exchange Contracts	$—	$1,214,169	$—	$1,214,169
Total	$27,584,187	$140,769,610	$0	$168,353,797

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(407,990)	$—	$(407,990)
Futures Contracts	(451,235)	—	—	(451,235)
Total	$(451,235)	$(407,990)	$—	$(859,225)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, investments having a value of $3,659,815 at October 31, 2017 were transferred from Level 1 to Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2018 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $724,219,673 and the Fund owned 89.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 51.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$297,042
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	339,531

Total Albania			$636,573

Argentina — 1.2%
Argentina POM Politica Monetaria, 40.00%, (ARLLMONP), 6/21/20(1)	ARS	94,320	$3,452,563
Republic of Argentina, 4.50%, 6/21/19	USD	2,998	3,122,735
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	2,752,411

Total Argentina			$9,327,709

Barbados — 0.3%
Government of Barbados, 6.625%, 12/5/35(2)(3)	USD	4,628	$2,555,582

Total Barbados			$2,555,582

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	162	$92,998
Republic of Srpska, 1.50%, 10/30/23	BAM	531	299,980
Republic of Srpska, 1.50%, 12/15/23	BAM	29	16,281
Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,164,808
Republic of Srpska, 1.50%, 6/9/25	BAM	374	207,139
Republic of Srpska, 1.50%, 12/24/25	BAM	465	257,021
Republic of Srpska, 1.50%, 9/25/26	BAM	325	179,871
Republic of Srpska, 1.50%, 9/26/27	BAM	109	59,435

Total Bosnia and Herzegovina			$3,277,533

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,397,320
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	5,638,729

Total Brazil			$7,036,049

Colombia — 0.5%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,298,268
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,445,887

Total Colombia			$3,744,155

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	64,122	$104,790

Total Costa Rica			$104,790

Croatia — 0.8%
Croatia, 6.75%, 11/5/19(2)	USD	5,813	$6,064,064

Total Croatia			$6,064,064

Dominican Republic — 2.2%
Dominican Republic, 10.375%, 3/4/22(2)	DOP	441,900	$9,421,038
Dominican Republic, 10.40%, 5/10/19(2)	DOP	40,300	833,169
Dominican Republic, 10.50%, 4/7/23(2)	DOP	170,300	3,587,877

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 15.95%, 6/4/21(2)	DOP	154,000	$3,737,412
Dominican Republic, 16.95%, 2/4/22(2)	DOP	2,200	55,758

Total Dominican Republic			$17,635,254

Fiji — 0.6%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	4,981	$5,056,671

Total Fiji			$5,056,671

Indonesia — 8.0%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,068,771
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	3,314,289
Indonesia Government Bond, 7.50%, 5/15/38	IDR	201,267,000	13,067,002
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	337,607
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	813,968
Indonesia Government Bond, 8.25%, 5/15/36	IDR	318,422,000	22,125,802
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,087,214
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,011,850
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,303,347
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,273,605
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,875,651
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	441,529
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,683,980
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	668,045
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,770,534

Total Indonesia			$64,843,194

Macedonia — 0.8%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,470	$1,847,865
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	3,491	4,454,934

Total Macedonia			$6,302,799

Malaysia — 2.4%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,487,863

Total Malaysia			$19,487,863

Mexico — 0.9%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,959,688
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,203,641
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,060,447
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,431,065

Total Mexico			$7,654,841

Peru — 6.5%
Peru Government Bond, 5.20%, 9/12/23	PEN	80,069	$25,452,138
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,310,944
Peru Government Bond, 6.15%, 8/12/32(2)(6)	PEN	6,029	1,919,506
Peru Government Bond, 6.35%, 8/12/28	PEN	39,262	12,839,227
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	721,952
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,948,126

Total Peru			$52,191,893

Russia — 4.0%
Russian Federation, 3.50%, 1/16/19(2)	USD	6,000	$6,014,190
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	12,453,529
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	510,346

2

Security	Principal Amount (000’s omitted)		Value
Russia Government Bond, 8.15%, 2/3/27	RUB	630,000	$10,459,823
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,960,424

Total Russia			$32,398,312

Serbia — 8.5%
Republic of Serbia, 4.875%, 2/25/20(2)	USD	5,594	$5,701,813
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	30,459,735
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	558,970	6,006,198
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,013,009
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,581,013
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	18,033,046
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	2,001,613

Total Serbia			$68,796,427

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	1,474	$1,508,634

Total Seychelles			$1,508,634

South Africa — 3.3%
Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,980,810
Republic of South Africa, 8.50%, 1/31/37	ZAR	85,000	5,962,834
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	7,850,740
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	6,751,168

Total South Africa			$26,545,552

Sri Lanka — 5.9%
Republic of Sri Lanka, 6.00%, 1/14/19(2)	USD	1,100	$1,107,829
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	2,405,332
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	1,169,192
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	336,895
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,682,975
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,222,787
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	171,442
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,276,000	8,178,133
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	682,340	4,402,403
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	737,195
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,872,091
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	350,495
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	292,297
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	931,787
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,297,795
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	139,046
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,226,240	8,236,684

Total Sri Lanka			$47,534,378

Tanzania — 0.4%
Government of the United Republic of Tanzania, 8.24%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,773	$2,836,392

Total Tanzania			$2,836,392

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	506,515	$14,413,081

Total Thailand			$14,413,081

3

Security	Principal Amount (000’s omitted)		Value
Turkey — 0.7%
Turkey Government Bond, 7.10%, 3/8/23	TRY	32,684	$4,213,651
Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,666,917

Total Turkey			$5,880,568

Uruguay — 0.6%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	176,730	$4,999,852

Total Uruguay			$4,999,852

Total Foreign Government Bonds (identified cost $434,471,875)			$410,832,166

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$3,263,625
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	1,348,006

Total Argentina			$4,611,631

Colombia — 0.0%(4)
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	697,000	$253,288

Total Colombia			$253,288

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	21,720,000	$1,440,426

Total Indonesia			$1,440,426

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$315,965
Petroleos Mexicanos, 7.19%, 9/12/24(6)	MXN	10,630	504,948
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	301,815

Total Mexico			$1,122,728

Total Foreign Corporate Bonds (identified cost $12,525,455)			$7,428,073

Sovereign Loans — 0.5%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(1)(3)(7)		$3,760	$1,334,048

Total Barbados			$1,334,048

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(7)		$1,867	$1,817,898

Total Ethiopia			$1,817,898

4

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)		$730	$731,825

Total Kenya			$731,825

Total Sovereign Loans (identified cost $6,243,413)			$3,883,771

Short-Term Investments — 47.0%

Foreign Government Securities — 24.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 2.2%
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	214,620	$7,625,253
Banco Central Del Argentina, 0.00%, 10/17/18	ARS	316,100	10,470,099

Total Argentina			$18,095,352

Brazil — 0.2%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/18	BRL	4,700	$1,239,271

Total Brazil			$1,239,271

Egypt — 10.1%
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	18,425	$1,031,722
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	122,325	6,835,825
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	6,350	354,122
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	14,375	793,037
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	32,000	1,759,277
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	136,025	7,399,242
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	238,600	12,352,510
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	32,825	1,687,943
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	130,625	6,519,160
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	174,125	8,636,620
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	318,950	15,710,474
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	18,019,255

Total Egypt			$81,099,187

Kazakhstan — 0.2%
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	217,265	$617,158
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	667,845

Total Kazakhstan			$1,285,003

Nigeria — 7.6%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	786,887	$2,162,717
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	342,273	938,671
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	1,248,857	3,409,740
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	1,428,357	3,843,633
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	528,790	1,416,859
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	591,720	1,578,664
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	361,390	956,794
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	1,291,115	3,556,198
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	584,494	1,607,412

5

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	350,835	$960,488
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,214,754	3,309,693
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	932,664	2,535,911
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	630,000	1,708,495
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	295,682	800,804
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	1,111,707	2,999,732
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	810,769	2,178,367
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	176,888	473,960
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	1,288,077	3,451,321
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	493,100	1,313,041
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	379,251	1,006,696
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	161,440	425,147
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	421,708	1,108,227
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	1,267,209	3,311,668
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	6,396,262	16,620,151

Total Nigeria			$61,674,389

Uruguay — 4.1%
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	$2,346,811
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	14,623	475,960
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	62,431	2,025,300
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	117,912	3,818,676
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	77,766	2,505,326
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	208,566	6,707,592
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	53,386	1,707,565
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	107,419	3,428,786
Uruguay Treasury Bill, 0.00%, 12/11/18	UYU	34,233	1,085,980
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	15,935	504,569
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	11,950	375,353
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	43,776	1,367,095
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	104,985	3,263,264
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	108,890	3,342,861

Total Uruguay			$32,955,138

Total Foreign Government Securities (identified cost $199,827,714)			$196,348,340

U.S. Treasury Obligations — 14.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/18		$19,775	$19,774,034
U.S. Treasury Bill, 0.00%, 8/9/18		19,775	19,767,110
U.S. Treasury Bill, 0.00%, 8/16/18(8)		19,775	19,759,678
U.S. Treasury Bill, 0.00%, 8/23/18(8)		19,800	19,777,418
U.S. Treasury Bill, 0.00%, 8/30/18		21,000	20,968,290
U.S. Treasury Bill, 0.00%, 10/25/18		19,775	19,683,719

Total U.S. Treasury Obligations (identified cost $119,730,265)			$119,730,249

6

Other — 7.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(9)	63,208,793	$63,208,793

Total Other (identified cost $63,208,793)		$63,208,793

Total Short-Term Investments (identified cost $382,766,772)		$379,287,382

Total Investments — 99.4% (identified cost $836,007,515)		$801,431,392

Other Assets, Less Liabilities — 0.6%		$5,040,443

Net Assets — 100.0%		$806,471,835

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $82,421,012 or 10.2% of the Portfolio’s net assets.

(3)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Amount is less than 0.05%.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $2,424,454 or 0.3% of the Portfolio’s net assets.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,046,282.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	245,568,601	USD	63,610,569	Standard Chartered Bank	8/2/18	$1,816,815	$—
BRL	18,961,000	USD	4,901,802	Standard Chartered Bank	8/2/18	150,019	—
BRL	249,529,601	USD	66,454,393	Standard Chartered Bank	8/2/18	28,329	—
BRL	15,000,000	USD	3,994,780	Standard Chartered Bank	8/2/18	1,703	—
PEN	816,000	USD	249,541	Bank of America, N.A.	8/2/18	—	(130)

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	1,600,000	USD	486,914	BNP Paribas	8/2/18	$2,128	$—
PEN	1,603,000	USD	489,690	Standard Chartered Bank	8/2/18	269	—
PEN	15,642,435	USD	4,778,651	The Bank of Nova Scotia	8/2/18	2,483	—
PEN	14,763,246	USD	4,510,065	The Bank of Nova Scotia	8/2/18	2,343	—
PEN	10,637,871	USD	3,249,792	The Bank of Nova Scotia	8/2/18	1,689	—
PEN	3,203,000	USD	978,493	The Bank of Nova Scotia	8/2/18	508	—
PEN	40,227,552	USD	12,302,004	The Bank of Nova Scotia	8/2/18	—	(6,392)
PHP	43,720,000	USD	827,858	BNP Paribas	8/2/18	—	(4,583)
PHP	361,000,000	USD	6,889,313	Deutsche Bank AG	8/2/18	—	(91,460)
PHP	356,000,000	USD	6,794,541	Goldman Sachs International	8/2/18	—	(90,841)
PHP	256,374,000	USD	4,902,363	Standard Chartered Bank	8/2/18	—	(74,682)
USD	67,086,867	BRL	249,529,601	Standard Chartered Bank	8/2/18	604,145	—
USD	4,044,762	BRL	15,000,000	Standard Chartered Bank	8/2/18	48,279	—
USD	5,049,668	BRL	18,961,000	Standard Chartered Bank	8/2/18	—	(2,153)
USD	65,399,505	BRL	245,568,601	Standard Chartered Bank	8/2/18	—	(27,879)
USD	249,282	PEN	816,000	Bank of America, N.A.	8/2/18	—	(130)
USD	488,788	PEN	1,600,000	BNP Paribas	8/2/18	—	(254)
USD	489,705	PEN	1,603,000	Standard Chartered Bank	8/2/18	—	(254)
USD	979,511	PEN	3,203,000	The Bank of Nova Scotia	8/2/18	509	—
USD	4,506,485	PEN	14,763,246	The Bank of Nova Scotia	8/2/18	—	(5,923)
USD	12,289,226	PEN	40,227,552	The Bank of Nova Scotia	8/2/18	—	(6,386)
USD	4,773,838	PEN	15,642,435	The Bank of Nova Scotia	8/2/18	—	(7,296)
USD	3,234,083	PEN	10,637,871	The Bank of Nova Scotia	8/2/18	—	(17,398)
USD	5,001,581	PHP	265,694,000	BNP Paribas	8/2/18	—	(1,601)
USD	6,139,526	PHP	326,500,000	Citibank, N.A.	8/2/18	—	(8,671)
USD	7,988,344	PHP	424,900,000	UBS AG	8/2/18	—	(12,786)
USD	24,097,663	ZAR	301,999,017	Credit Agricole Corporate and Investment Bank	8/2/18	1,162,480	—
USD	1,876,895	ZAR	23,521,800	Credit Agricole Corporate and Investment Bank	8/2/18	90,542	—
USD	15,655,314	ZAR	205,650,000	Standard Chartered Bank	8/2/18	37,315	—
ZAR	7,413,500	USD	554,340	Bank of America, N.A.	8/2/18	8,675	—
ZAR	23,551,485	USD	1,705,489	Citibank, N.A.	8/2/18	83,118	—
ZAR	54,000,000	USD	4,074,420	Citibank, N.A.	8/2/18	26,586	—
ZAR	49,150,000	USD	3,600,925	Goldman Sachs International	8/2/18	131,750	—
ZAR	21,720,000	USD	1,576,118	Goldman Sachs International	8/2/18	73,398	—
ZAR	52,586,500	USD	3,936,675	Standard Chartered Bank	8/2/18	56,984	—
ZAR	42,500,000	USD	3,205,114	Standard Chartered Bank	8/2/18	22,530	—
ZAR	280,249,332	USD	21,334,263	Standard Chartered Bank	8/2/18	—	(50,851)
EUR	993,524	USD	1,162,423	Standard Chartered Bank	8/3/18	—	(562)
IDR	17,500,000,000	USD	1,218,239	Bank of America, N.A.	8/3/18	—	(4,717)
IDR	36,315,000,000	USD	2,518,377	Citibank, N.A.	8/3/18	—	(146)
IDR	94,528,576,900	USD	6,555,380	Citibank, N.A.	8/3/18	—	(379)
IDR	58,000,000,000	USD	4,010,510	Deutsche Bank AG	8/3/18	11,449	—
IDR	19,750,000,000	USD	1,368,297	Goldman Sachs International	8/3/18	1,249	—
IDR	35,685,000,000	USD	2,477,265	Goldman Sachs International	8/3/18	—	(2,720)
IDR	92,889,000,000	USD	6,448,386	Goldman Sachs International	8/3/18	—	(7,080)
USD	1,153,799	EUR	993,524	Standard Chartered Bank	8/3/18	—	(8,062)
USD	4,814,301	IDR	69,350,000,000	Goldman Sachs International	8/3/18	5,286	—
USD	637,554	IDR	9,199,900,000	Nomura International PLC	8/3/18	—	(405)
USD	1,772,356	IDR	25,575,100,000	Nomura International PLC	8/3/18	—	(1,127)
USD	4,613,470	IDR	66,572,376,900	Nomura International PLC	8/3/18	—	(2,933)
USD	1,156,196	IDR	16,700,100,000	Standard Chartered Bank	8/3/18	—	(1,857)
USD	3,214,130	IDR	46,424,900,000	Standard Chartered Bank	8/3/18	—	(5,163)
USD	8,366,464	IDR	120,845,200,000	Standard Chartered Bank	8/3/18	—	(13,440)
ARS	24,370,000	USD	890,066	Citibank, N.A.	8/6/18	—	(4,543)

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	95,569,095	USD	21,818,940	Bank of America, N.A.	8/6/18	$—	$(2,457,264)
TRY	4,200,000	USD	865,835	Goldman Sachs International	8/6/18	—	(14,942)
TRY	105,542,500	USD	21,791,894	Standard Chartered Bank	8/6/18	—	(409,671)
TRY	14,000,000	USD	2,998,470	UBS AG	8/6/18	—	(162,161)
USD	828,912	ARS	24,370,000	Bank of America, N.A.	8/6/18	—	(56,612)
USD	34,228,295	TRY	151,522,159	Barclays Bank PLC	8/6/18	3,530,893	—
USD	8,958,746	TRY	43,389,000	Standard Chartered Bank	8/6/18	168,418	—
USD	5,147,091	TRY	24,928,392	Standard Chartered Bank	8/6/18	96,761	—
RUB	142,948,000	USD	2,291,281	Credit Suisse International	8/8/18	—	(4,631)
RUB	520,227,416	USD	8,338,608	Credit Suisse International	8/8/18	—	(16,855)
RUB	140,000,000	USD	2,209,945	Deutsche Bank AG	8/8/18	29,548	—
USD	2,423,794	RUB	151,215,169	Credit Suisse International	8/8/18	4,899	—
COP	4,600,000,000	USD	1,592,246	Standard Chartered Bank	8/9/18	—	(1,291)
COP	4,780,000,000	USD	1,657,995	Standard Chartered Bank	8/9/18	—	(4,785)
COP	11,200,000,000	USD	3,880,804	Standard Chartered Bank	8/9/18	—	(7,174)
PEN	5,266,400	USD	1,600,000	Bank of America, N.A.	8/9/18	9,216	—
EUR	1,463,033	USD	1,705,647	Standard Chartered Bank	8/16/18	6,874	—
KZT	509,434,768	USD	1,464,735	Citibank, N.A.	8/16/18	—	(2,014)
USD	3,361,173	EUR	2,857,144	Standard Chartered Bank	8/16/18	16,804	—
USD	1,599,404	KZT	536,600,000	Standard Chartered Bank	8/16/18	58,685	—
IDR	320,000,000,000	USD	22,399,552	UBS AG	8/21/18	—	(232,491)
CZK	183,162,822	EUR	7,065,644	Bank of America, N.A.	8/27/18	105,664	—
CZK	35,000,000	EUR	1,362,687	Citibank, N.A.	8/27/18	5,505	—
RUB	1,372,544,431	USD	21,699,621	Standard Chartered Bank	8/27/18	211,266	—
TRY	6,890,000	USD	1,397,809	Goldman Sachs International	8/27/18	—	(14,411)
USD	6,915,352	RUB	437,409,836	Standard Chartered Bank	8/27/18	—	(67,327)
COP	3,980,000,000	USD	1,378,474	Goldman Sachs International	8/30/18	—	(3,068)
COP	6,575,477,000	USD	2,246,490	Standard Chartered Bank	8/30/18	25,859	—
COP	36,599,551,770	USD	12,608,579	UBS AG	8/30/18	39,471	—
IDR	25,550,975,194	USD	1,767,500	Standard Chartered Bank	8/30/18	1,550	—
RUB	107,052,000	USD	1,693,245	Bank of America, N.A.	8/30/18	15,150	—
RUB	106,898,751	USD	1,690,821	Bank of America, N.A.	8/30/18	15,129	—
USD	2,269,771	COP	6,630,000,000	Goldman Sachs International	8/30/18	—	(21,421)
COP	1,108,327,230	USD	382,505	Bank of America, N.A.	8/31/18	495	—
COP	1,080,371,000	USD	372,741	UBS AG	8/31/18	599	—
INR	620,000,000	USD	9,020,544	BNP Paribas	8/31/18	—	(334)
INR	438,848,096	USD	6,385,567	Goldman Sachs International	8/31/18	—	(887)
INR	621,780,000	USD	9,047,363	Goldman Sachs International	8/31/18	—	(1,256)
USD	9,020,544	INR	620,000,000	BNP Paribas	8/31/18	334	—
USD	4,079,234	INR	281,100,000	BNP Paribas	8/31/18	—	(10,413)
USD	2,504,581	INR	172,528,096	Deutsche Bank AG	8/31/18	—	(5,482)
USD	2,352,310	INR	162,120,000	Standard Chartered Bank	8/31/18	—	(6,330)
USD	4,659,467	INR	321,000,000	Standard Chartered Bank	8/31/18	—	(10,674)
USD	1,798,281	INR	123,880,000	UBS AG	8/31/18	—	(4,015)
COP	18,832,750,000	USD	6,499,655	Credit Agricole Corporate and Investment Bank	9/4/18	7,299	—
IDR	69,350,000,000	USD	4,799,308	Goldman Sachs International	9/4/18	830	—
USD	2,510,716	IDR	36,315,000,000	Citibank, N.A.	9/4/18	—	(2,867)
USD	6,535,438	IDR	94,528,576,900	Citibank, N.A.	9/4/18	—	(7,464)
USD	2,469,550	IDR	35,685,000,000	Goldman Sachs International	9/4/18	—	(427)
USD	6,428,305	IDR	92,889,000,000	Goldman Sachs International	9/4/18	—	(1,112)
USD	249,191	PEN	816,000	Bank of America, N.A.	9/4/18	122	—
BRL	249,529,601	USD	66,819,195	Standard Chartered Bank	9/5/18	—	(595,118)
EUR	48,456,818	USD	57,150,407	Goldman Sachs International	9/7/18	—	(339,714)

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,973,925	EUR	3,369,420	Goldman Sachs International	9/7/18	$23,622	$—
COP	23,177,498,501	USD	8,158,218	Citibank, N.A.	9/10/18	—	(152,453)
COP	35,305,167,000	USD	12,443,665	Credit Agricole Corporate and Investment Bank	9/10/18	—	(248,868)
HUF	3,950,000,000	EUR	12,430,746	Bank of America, N.A.	9/11/18	—	(141,136)
HUF	884,000,000	EUR	2,734,815	Citibank, N.A.	9/11/18	23,715	—
USD	5,597,300	EUR	4,438,779	JPMorgan Chase Bank, N.A.	9/13/18	390,899	—
COP	6,088,580,000	USD	2,124,580	Citibank, N.A.	9/14/18	—	(21,929)
COP	9,446,936,000	USD	3,296,900	Credit Agricole Corporate and Investment Bank	9/14/18	—	(34,462)
COP	15,264,484,000	USD	5,328,848	Credit Agricole Corporate and Investment Bank	9/17/18	—	(58,132)
HUF	874,000,000	EUR	2,691,045	Goldman Sachs International	9/17/18	38,338	—
PLN	54,023,293	EUR	12,570,140	Credit Agricole Corporate and Investment Bank	9/17/18	43,062	—
PLN	33,900,000	EUR	7,807,586	State Street Bank and Trust Company	9/17/18	121,197	—
PEN	12,650,000	USD	3,857,178	Citibank, N.A.	9/18/18	1,353	—
USD	12,725,627	PEN	41,734,965	Citibank, N.A.	9/18/18	—	(4,464)
CZK	40,005,000	EUR	1,541,615	Citibank, N.A.	9/20/18	23,460	—
CZK	298,283,500	EUR	11,692,807	JPMorgan Chase Bank, N.A.	9/20/18	—	(57,783)
HUF	1,272,000,000	EUR	3,912,192	Standard Chartered Bank	9/21/18	60,682	—
PLN	4,985,531	EUR	1,148,742	State Street Bank and Trust Company	9/21/18	16,896	—
COP	39,332,796,000	USD	13,394,448	Credit Agricole Corporate and Investment Bank	9/24/18	182,229	—
COP	32,684,447,000	USD	11,144,261	Credit Agricole Corporate and Investment Bank	9/24/18	137,575	—
MXN	174,571,617	USD	8,433,658	Goldman Sachs International	9/24/18	852,324	—
USD	1,534,004	MXN	29,000,000	Citibank, N.A.	9/24/18	—	(8,592)
USD	1,043,736	MXN	20,800,000	Goldman Sachs International	9/24/18	—	(62,677)
USD	1,863,924	MXN	38,582,098	Goldman Sachs International	9/24/18	—	(188,372)
MXN	440,000,000	USD	22,806,236	UBS AG	9/25/18	594,892	—
PLN	64,631,555	USD	17,216,662	Credit Agricole Corporate and Investment Bank	9/25/18	481,631	—
PLN	15,000,000	USD	3,995,725	Credit Agricole Corporate and Investment Bank	9/25/18	111,779	—
PLN	9,507,825	EUR	2,179,647	Citibank, N.A.	9/27/18	44,322	—
EUR	9,450,000	USD	11,058,711	JPMorgan Chase Bank, N.A.	9/28/18	38,241	—
EUR	36,422	USD	42,622	JPMorgan Chase Bank, N.A.	9/28/18	147	—
USD	653,633	EUR	558,549	JPMorgan Chase Bank, N.A.	9/28/18	—	(2,260)
ARS	59,965,000	USD	2,065,266	BNP Paribas	10/2/18	—	(5,678)
ARS	22,046,000	USD	758,376	Citibank, N.A.	10/2/18	—	(1,173)
ARS	22,038,000	USD	758,362	Citibank, N.A.	10/2/18	—	(1,434)
ARS	22,023,000	USD	758,368	Citibank, N.A.	10/2/18	—	(1,955)
ARS	22,008,000	USD	758,374	Citibank, N.A.	10/2/18	—	(2,476)
ARS	33,024,000	USD	1,137,582	Citibank, N.A.	10/2/18	—	(3,323)
DOP	492,000,000	USD	9,798,845	Citibank, N.A.	10/9/18	—	(65,710)
UGX	1,857,890,000	USD	471,187	Standard Chartered Bank	10/10/18	25,195	—
CZK	241,954,000	EUR	9,333,104	JPMorgan Chase Bank, N.A.	10/11/18	121,811	—
EUR	7,229,296	USD	8,615,441	JPMorgan Chase Bank, N.A.	10/12/18	—	(116,963)
USD	9,073,490	EUR	7,229,296	JPMorgan Chase Bank, N.A.	10/12/18	575,011	—
MXN	483,085,020	USD	25,295,146	HSBC Bank USA, N.A.	10/18/18	301,958	—
USD	15,675,930	EUR	12,928,496	Standard Chartered Bank	10/18/18	470,541	—
ARS	84,360,000	USD	2,851,927	BNP Paribas	10/22/18	—	(11,108)
USD	9,833,076	ARS	300,597,142	Goldman Sachs International	10/22/18	—	(289,518)
PHP	154,600,000	USD	2,864,024	JPMorgan Chase Bank, N.A.	10/23/18	40,468	—
PHP	77,900,000	USD	1,443,127	JPMorgan Chase Bank, N.A.	10/23/18	20,391	—

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	82,500,000	USD	1,534,456	Standard Chartered Bank	10/23/18	$15,483	$—
PLN	8,000,000	EUR	1,838,408	Goldman Sachs International	10/23/18	28,812	—
PLN	34,300,000	EUR	7,874,661	State Street Bank and Trust Company	10/23/18	132,368	—
USD	803,033	KZT	270,020,000	Citibank, N.A.	10/25/18	39,349	—
HUF	442,000,000	EUR	1,355,208	BNP Paribas	10/29/18	25,385	—
PLN	4,415,000	EUR	1,020,557	Morgan Stanley & Co. International PLC	10/29/18	8,438	—
PLN	55,945,700	EUR	12,981,814	HSBC Bank USA, N.A.	10/30/18	47,664	—
RSD	172,711,000	EUR	1,455,021	Citibank, N.A.	10/30/18	—	(4,219)
USD	21,083,719	ZAR	280,249,332	Standard Chartered Bank	11/2/18	49,349	—
ZAR	205,650,000	USD	15,471,462	Standard Chartered Bank	11/2/18	—	(36,213)
PEN	3,203,000	USD	975,781	The Bank of Nova Scotia	11/5/18	—	(523)
PHP	265,694,000	USD	4,975,357	BNP Paribas	11/5/18	11,826	—
PHP	326,500,000	USD	6,106,799	Citibank, N.A.	11/5/18	21,736	—
PHP	424,900,000	USD	7,945,368	UBS AG	11/5/18	30,175	—
USD	12,255,157	PEN	40,227,552	The Bank of Nova Scotia	11/5/18	6,570	—
THB	40,000,000	USD	1,261,830	Bank of America, N.A.	11/9/18	—	(56,060)
THB	90,000,000	USD	2,832,861	Citibank, N.A.	11/9/18	—	(119,881)
THB	260,000,000	USD	8,192,202	Deutsche Bank AG	11/9/18	—	(354,702)
THB	844,000,000	USD	26,578,492	Deutsche Bank AG	11/9/18	—	(1,136,762)
THB	40,000,000	USD	1,209,482	Goldman Sachs International	11/9/18	—	(3,713)
THB	87,000,000	USD	2,738,864	Goldman Sachs International	11/9/18	—	(116,316)
THB	271,197,138	USD	8,540,203	JPMorgan Chase Bank, N.A.	11/9/18	—	(365,174)
THB	333,802,862	USD	10,511,705	JPMorgan Chase Bank, N.A.	11/9/18	—	(449,475)
USD	2,348,891	THB	76,750,000	Goldman Sachs International	11/9/18	35,321	—
USD	33,233,770	EUR	27,856,142	Standard Chartered Bank	11/29/18	358,300	—
USD	885,261	EUR	739,798	Standard Chartered Bank	12/6/18	11,643	—
USD	314,365	EUR	262,710	Standard Chartered Bank	12/6/18	4,135	—
USD	3,556,979	EUR	2,987,000	Goldman Sachs International	12/13/18	27,582	—
UGX	4,788,440,000	USD	1,177,968	Standard Chartered Bank	1/7/19	80,675	—
UGX	4,849,592,000	USD	1,237,772	Citibank, N.A.	1/14/19	35,325	—
USD	1,177,992	EUR	993,524	Standard Chartered Bank	1/17/19	570	—
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	3,644	—
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	—	(3,181)
USD	4,419,890	MYR	18,000,000	Deutsche Bank AG	1/24/19	—	(4,496)
USD	2,845,578	MYR	11,600,000	JPMorgan Chase Bank, N.A.	1/24/19	—	(5,692)
USD	4,408,739	MYR	18,000,000	JPMorgan Chase Bank, N.A.	1/25/19	—	(15,484)
USD	4,278,653	MYR	17,400,000	Standard Chartered Bank	1/25/19	1,904	—
USD	4,245,399	MYR	17,300,000	Standard Chartered Bank	1/25/19	—	(6,772)
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(193,557)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(193,320)
USD	426,511	KZT	146,080,000	Deutsche Bank AG	1/28/19	20,204	—
USD	158,949	KZT	54,440,000	Deutsche Bank AG	1/28/19	7,529	—
USD	860,785	TRY	3,589,471	Deutsche Bank AG	1/28/19	187,898	—
USD	885,714	TRY	3,689,000	Standard Chartered Bank	1/28/19	194,170	—
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	214,116	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	55,523	—
USD	8,278,116	UAH	241,721,000	Goldman Sachs International	1/29/19	—	(86,261)
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	14,466	—
USD	1,071,728	UAH	31,315,900	Goldman Sachs International	1/30/19	—	(11,540)
UGX	3,041,210,000	USD	742,664	Citibank, N.A.	2/11/19	51,632	—

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	$—	$(944,416)
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(2,479,112)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,732,739)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(212,427)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(219,187)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(27,815)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(281,083)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(253,688)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(2,478,919)

						$15,185,483	$(18,198,208)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
10/10/18	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,169,106	$(37,174)
10/10/18	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,836,014	(5,203)
10/10/18	COP	16,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	5,535,374	(57,701)
10/10/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,211,728	(11,497)
10/10/18	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	12,800,554	(135,967)
10/10/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	11,850,822	(61,648)

						$(309,190)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	Sep-18	$(10,900,086)	$883
10-Year USD Deliverable Interest Rate Swap	71	Short	Sep-18	(6,745,000)	(8,875)
U.S. 5-Year Treasury Note	225	Short	Sep-18	(25,453,125)	182,812

					$174,820

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	$121,697
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	61,481

12

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	$62,733
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	124,599
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	190,063
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	226,089
CME Group, Inc.	BRL	46,414	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	18,291
CME Group, Inc.	BRL	18,245	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(20,326)
CME Group, Inc.	BRL	4,909	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	(9,134)
CME Group, Inc.	BRL	16,781	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	(37,341)
CME Group, Inc.	BRL	31,524	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(72,478)
CME Group, Inc.	BRL	29,035	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(78,230)
CME Group, Inc.	BRL	33,716	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(99,055)
CME Group, Inc.	BRL	13,025	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(51,550)
CME Group, Inc.	BRL	21,762	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	(90,173)
CME Group, Inc.	BRL	5,100	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(22,730)
CME Group, Inc.	BRL	13,174	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(66,019)
CME Group, Inc.	BRL	30,354	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(221,579)
CME Group, Inc.	BRL	9,631	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	(65,006)

13

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	9,925	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	$(65,111)
CME Group, Inc.	BRL	11,288	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(70,139)
CME Group, Inc.	BRL	7,910	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	54,557
CME Group, Inc.	BRL	1,141	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	12,329
CME Group, Inc.	BRL	4,358	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	48,165
CME Group, Inc.	BRL	7,289	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	82,960
CME Group, Inc.	BRL	1,701	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	21,026
CME Group, Inc.	BRL	4,406	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	58,403
CME Group, Inc.	BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	(750,497)
CME Group, Inc.	BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	(51,720)
CME Group, Inc.	BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	(219,599)
CME Group, Inc.	CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	(16,031)
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(315,152)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(142,701)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(168,914)

14

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	1,150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.26% (pays monthly)		11/6/19	$(759,487)
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)		4/21/20	(123,104)
CME Group, Inc.	MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)		11/22/22	(226,865)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)		6/27/24	(330,938)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)		6/29/26	(763,674)
CME Group, Inc.	MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)		1/5/28	(166,119)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)		6/22/37	(335,248)
LCH.Clearnet	CZK	291,600	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)		7/27/22	(29,808)
LCH.Clearnet	CZK	259,650	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)		7/30/22	(13,163)
LCH.Clearnet	CZK	262,453	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)		7/31/22	(8,218)
LCH.Clearnet	CZK	123,830	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)		7/27/28	40,418
LCH.Clearnet	CZK	101,460	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)		7/30/28	21,301
LCH.Clearnet	CZK	102,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)		7/31/28	19,546
LCH.Clearnet	EUR	16,300	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)		9/20/22	(153,912)
LCH.Clearnet	MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)		3/21/23	(218,763)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)		5/9/19	71,125
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)		6/5/19	83,341
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)		2/27/20	(4,391)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)		2/27/20	(1,630)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)		7/30/20	76,298
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)		10/28/21	15,090
LCH.Clearnet	PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)		6/8/23	(2,252)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)		10/28/24	12,245
LCH.Clearnet	PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)		3/20/25	3,913
LCH.Clearnet	PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually	)	1/10/28	206,004

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	$84,978
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	708
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	276,555
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	44,099

							$(3,733,043)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,176,825
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(47,912)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	98,054
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	232,976
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(88,461)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(40,979)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(142,409)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	(42,200)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	661,764
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	47,147
Citibank, N.A.	MYR	24,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(415)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	58,182
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(47,570)
Citibank, N.A.	THB	1,110,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	(172,123)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(87,163)

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	$(8,702)
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	127,274
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	169,766
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	46,346
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	8,588
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	11,117
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	(7,827)
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	46,169
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	302,647
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(43,161)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	49,923
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	6,810
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	7,692
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	21,658
JPMorgan Chase Bank, N.A.	MYR	14,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	6,438
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	58,387
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	112,890

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	15.58% (pays upon termination)	1/2/19	$2,142,116
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(39,492)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	166,066
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	355,454
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	4,610
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	13,198
Standard Chartered Bank	MYR	14,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	7,995
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(97)

							$5,171,581

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	$100	1.00% (pays quarterly)(1)	6/20/23	$2,886	$(1,895)	$991
South Africa	ICE Clear Credit	150	1.00% (pays quarterly)(1)	12/20/19	(438)	(1,267)	(1,705)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(226)	(1,020)	(1,246)

Total					$2,222	$(4,182)	$(1,960)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.74%	$(40,636)	$111,808	$71,172
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	2.37	(107,585)	71,824	(35,761)
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	2.37	(45,403)	29,913	(15,490)

Total		$12,450				$(193,624)	$213,545	$19,921

18

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(884)	$(1,929)	$(2,813)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(884)	(2,229)	(3,113)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(231)	(653)	(884)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(231)	(716)	(947)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(872)	(1,104)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(120)	(6,080)	(6,200)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(295)	(881)	(1,176)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(295)	(1,057)	(1,352)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(704)	(936)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(729)	(961)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(1,008)	(1,240)

Total					$(3,868)	$(16,858)	$(20,726)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

19

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Depreciation
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	$ (298,409)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(480,587)

						$ (778,996)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$(3,941)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	(2,133)
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	2,078
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	2,010
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	21,910
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	11,983

20

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	$3,112
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	4,006
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(5,742,956)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	1,721
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(3,045,899)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(7,902,096)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(6,996)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(13,524)

				$(16,670,725)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

21

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(197,492)
Credit	Credit default swaps (centrally cleared)	2,886	(664)

Total		$2,886	$(198,156)

22

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$15,185,483	$(18,198,208)
Foreign Exchange	Total return swaps	—	(778,996)

Total		$15,185,483	$(18,977,204)

Interest Rate	Cross-currency swaps	$46,820	$(16,717,545)
Interest Rate	Financial futures contracts*	183,695	(8,875)
Interest Rate	Interest rate swaps	5,940,092	(768,511)
Interest Rate	Interest rate swaps (centrally cleared)	2,038,014	(5,771,057)
Interest Rate	Non-deliverable bond forward contracts	—	(309,190)

Total		$8,208,621	$(23,575,178)

*	For futures contracts amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$410,832,166	$—	$410,832,166
Foreign Corporate Bonds	—	7,428,073	—	7,428,073
Sovereign Loans	—	3,883,771	—	3,883,771
Short-Term Investments -
Foreign Government Securities	—	196,348,340	—	196,348,340
U.S. Treasury Obligations	—	119,730,249	—	119,730,249
Other	—	63,208,793	—	63,208,793
Total Investments	$—	$801,431,392	$—	$801,431,392
Forward Foreign Currency Exchange Contracts	$—	$15,185,483	$—	$15,185,483
Futures Contracts	183,695	—	—	183,695
Swap Contracts	—	8,027,812	—	8,027,812
Total	$183,695	$824,644,687	$—	$824,828,382

23

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(18,198,208)	$—	$(18,198,208)
Non-deliverable Bond Forward Contracts	—	(309,190)	—	(309,190)
Futures Contracts	(8,875)	—	—	(8,875)
Swap Contracts	—	(24,234,265)	—	(24,234,265)
Total	$(8,875)	$(42,741,663)	$—	$(42,750,538)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2018 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2018, the Fund owned 13.9% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 19.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2018 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,553,423,927)	$1,531,420,835	84.2%

High Income Opportunities Portfolio (identified cost, $299,145,806)	291,364,919	16.0%

Total Investments in Affiliated Portfolios (identified cost $1,852,569,733)	$1,822,785,754	100.2%

Other Assets, Less Liabilities	$(4,102,943)	(0.2)%

Net Assets	$1,818,682,811	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2018 and October 31, 2017, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2018 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating Rate Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,282	$7,308,648
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,370,078
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,102	5,761,902
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		63,860	63,950,827
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,250	28,289,187
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,831	5,835,473
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		11,863	11,714,219
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		6,325	6,346,745

			$134,577,079

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,375,546
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,898	2,912,637
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,226,163
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,144	6,169,082
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,084	9,220,615
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		6,301	6,319,930
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,608	11,651,279
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,025,000
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	45,485,964
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		16,217	16,267,678
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,448	8,194,356
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,475	9,504,609
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,488	7,544,457

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)		43,075	$42,953,873
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,804	9,139,278
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,739,842
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,163	15,229,742
Visteon Corporation
Term Loan, 3.86%, (USD LIBOR + 1.75%), Maturing March 24, 2024(4)		2,500	2,501,173

			$262,461,224

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,580	$5,613,299
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,139	4,157,604
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		9,923	9,129,587
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000

			$21,225,490

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,747	$15,825,681
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK)), Maturing May 23, 2021		25,447	25,548,211
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		6,040	6,092,850
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,857,000
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,446	8,319,433

			$59,643,175

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		33,708	$33,606,866
Beacon Roofing Supply, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,608	6,614,927
Capital Automotive L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,805	4,801,192
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		13,667	13,735,059
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,459	15,500,379
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(4)		41,183	41,216,917
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)		11,175	11,105,156
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,714	9,749,982

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	$10,117,161
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		38,680	38,679,808
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,478	21,525,456
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,849	10,898,446
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		7,562	7,563,891
Werner FinCo L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,392	8,245,419
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,889	7,985,644

			$241,346,303

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,514	$9,891,212
Adtalem Global Education, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		4,550	4,584,125
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		32,309	32,401,566
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,869,395
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,489,457
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(5)	EUR	16,825	19,575,941
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)		34,775	34,800,838
Term Loan, Maturing June 27, 2025(5)	EUR	3,450	4,048,881
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,965	6,000,371
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		23,588	23,661,425
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,252	9,222,839
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		18,150	18,209,550
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		83,581	83,555,303
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,403	17,467,387
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		3,441	3,473,637
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,388	22,824,959
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		17,019	17,041,715

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Duff & Phelps Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		4,239	$4,245,052
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,564	14,490,682
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(6)		10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		10,387	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		53,476	53,693,601
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,303	4,335,650
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		9,283	9,283,401
First Data Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		13,845	13,859,015
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		49,379	49,432,134
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,551	20,702,270
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	14,329	11,042,297
Gartner, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,813	2,816,016
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,345	6,360,549
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)		763	767,266
Term Loan, Maturing August 27, 2025(5)		5,338	5,370,859
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,706	32,841,239
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		15,973	16,092,609
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	19,284	22,317,511
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		10,000	9,899,938
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,121	13,219,548
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,191	14,250,199
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		62,791	63,058,719
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		8,283	8,313,992
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,693	21,359,458
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,345	10,131,540
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,275	6,290,687
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		5,550	5,581,219

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,302	$17,348,785
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		12,365	12,499,153
ServiceMaster Company
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		36,839	36,926,493
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		2,693	2,703,910
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		21,829	21,877,257
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		39,239	39,390,111
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,554	9,576,190
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,631	10,668,660
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,225	5,242,964
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,677,834
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		4,008	4,010,457
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		20,823	20,832,578
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,024	13,040,437
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,544	1,539,702
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,950	3,955,759
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		14,726	14,747,907
ZPG PLC
Term Loan, Maturing June 30, 2025(5)	EUR	4,975	5,819,942
Term Loan, Maturing June 30, 2025(5)	GBP	8,675	11,400,600

			$1,007,968,316

Cable and Satellite Television — 3.8%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,099	$40,169,114
Cogeco Communications (USA) II L.P.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	6,183,220
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,462	34,336,144
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,389	14,378,448
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,878	11,206,750
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,441	19,521,394
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		25,094	24,902,249
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		26,575	26,458,734
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	6,000	6,948,352

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	$1,498,125
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		20,100	20,066,493
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	15,000	17,524,586
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,166,203
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,553,341
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,062,902
Virgin Media Investment Holdings Limited
Term Loan, 3.82%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	16,808,696
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	26,504,393
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,542,131

			$422,831,275

Chemicals and Plastics — 3.5%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		6,741	$6,753,242
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,825	3,832,157
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,262	6,285,232
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,610	42,654,358
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	580,534
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,741,601
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,457	7,575,192
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,283	5,316,297
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,824	3,842,272
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,907	3,925,800
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,209	9,253,278
Flint Group GmbH
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,748	2,600,183
Flint Group US, LLC
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		16,622	15,728,975
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,089	10,113,951
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,329	22,365,968
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,029	39,552,421
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,587	7,584,242
Invictus U.S., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,586	5,603,456

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	$7,808,734
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		10,397	10,450,201
MacDermid, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,923,908
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,515,330
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,185,537
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		7,205	7,231,672
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		29,101	29,130,422
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		4,190	4,215,684
Proampac PG Borrower, LLC
Term Loan, 5.63%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		5,505	5,526,045
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		919	928,326
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,208	5,260,500
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		3,835	3,837,535
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,671,291
Trinseo Materials Operating S.C.A.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,085	4,094,493
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,953	13,038,434
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,893	30,088,693
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,595	8,689,768
Univar, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		12,126	12,176,163
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,293	4,319,391
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,772	5,791,126

			$389,192,412

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 18, 2025		10,275	$10,223,625

			$10,223,625

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,822	$2,821,500
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,967,852

			$9,789,352

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 2.9%
Anchor Glass Container Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,590	$5,101,020
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		4,900	4,904,209
Berry Global, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		15,319	15,367,533
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,406	7,420,137
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		26,337	26,301,371
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,263	6,287,579
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,675	7,829,194
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		7,300	7,331,938
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,687	41,661,307
Term Loan, 5.75%, (6 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,575	17,618,937
Libbey Glass, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,377	10,286,321
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,075	7,102,635
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		60,193	60,456,150
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		9,979	9,984,852
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, Maturing March 13, 2022(5)	EUR	2,522	2,956,504
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		23,046	23,151,791
Trident TPI Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		15,347	15,322,657
Verallia Packaging S.A.S.
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	28,357	32,868,902
Term Loan, Maturing August 29, 2025(5)	EUR	16,850	19,637,047

			$321,590,084

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		24,580	$24,405,536

			$24,405,536

Drugs — 3.2%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,409	$15,425,897
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,123	19,242,377
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		40,716	40,698,610
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,752	29,913,020
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		66,413	66,566,525

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,247	$52,386,019
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	15,931	15,963,818
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	68,106	68,225,448
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,494	20,222,073
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,726	9,657,546
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,027	9,072,512
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,647,094

		$352,020,939

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.19%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	40,238	$40,344,771
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	6,057	6,143,784
Clean Harbors, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,143	3,147,179
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	16,300	16,463,000
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(2)	3,149	3,145,235
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	25,351	25,319,140
Wastequip, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	1,496	1,505,135
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	7,965	7,988,471

		$104,056,715

Electronics/Electrical — 9.5%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	37,782	$37,304,034
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	4,633	4,540,605
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	29,383	29,536,001
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	21,172	21,219,712
Term Loan - Second Lien, 11.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	4,335	4,352,609
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	17,002	17,082,451
Barracuda Networks, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	18,000	18,028,116
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	9,425	9,457,988
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,033	13,104,427

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Celestica, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 14, 2025		4,725	$4,722,047
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,626,517
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		7,320	7,333,412
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		10,944	11,009,734
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024		10,898	10,941,954
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,051	13,181,763
Energizer Holdings, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,297	8,328,548
Term Loan, Maturing June 30, 2025(5)		6,525	6,546,748
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,250,799
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		11,738	11,743,554
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,022	7,057,047
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,448	5,454,435
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		9,554	9,588,286
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		4,239	4,244,674
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		56,740	56,916,965
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		13,026	13,111,661
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,978	3,488,268
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		30,902	31,056,176
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,496	17,643,701
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,643,331
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,026	7,063,956
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,513	40,733,464
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,296	6,311,462
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,555	40,437,193
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,910	5,891,282
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,463	19,320,764
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		30,450	30,579,413
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		853	860,872

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,367	$3,357,096
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		14,425	14,431,015
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,176,359
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		12,698	12,795,958
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,910	39,785,281
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		471	454,357
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		57,592	55,720,535
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		18,349	18,423,534
Southwire Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		6,875	6,902,500
Sparta Systems, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,474	3,334,800
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		20,878	20,979,175
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		54,430	54,693,162
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,252	18,320,711
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		2,023	1,951,893
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,822	2,836,784
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,852	24,996,549
TTM Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,582	3,587,662
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,906	50,136,585
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		21,850	22,011,144
Veritas Bermuda, Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		22,720	21,073,006
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		18,212	18,276,118
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,617	7,779,209
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,458	8,438,115
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,492	11,507,884

			$1,043,683,401

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		77,512	$77,076,008

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	$1,003,333
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,983	7,031,957

			$85,111,298

Financial Intermediaries — 3.2%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		33,635	$33,845,526
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,234	13,269,230
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		37,427	35,602,461
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		3,317	3,331,655
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,017	3,040,068
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,362	1,584,508
Term Loan, Maturing February 6, 2025(5)	EUR	7,263	8,509,854
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(5)		22,475	22,475,000
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,314	11,343,721
Franklin Square Holdings L.P.
Term Loan, Maturing July 25, 2025(5)		6,525	6,549,469
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		35,428	35,693,475
Geo Group, Inc. (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 22, 2024		2,308	2,302,523
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		12,358	12,466,259
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		15,885	15,944,757
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		37,065	37,157,938
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		16,283	16,306,746
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,985	1,992,444
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		14,900	14,932,383
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,560,419
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		25,374	25,468,652
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,882	2,898,292
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,455	10,363,315
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,958	7,001,047

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		4,013	$4,028,707
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		7,470	7,479,087
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,573	11,660,116

			$346,807,652

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		34,649	$32,657,050
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		3,713	3,711,117
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,042	5,038,774
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,725	8,730,453
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,453	23,366,597
Dole Food Company, Inc.
Term Loan, 4.84%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,971	19,983,579
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	26,350	30,651,099
Term Loan, 3.93%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	10,010	13,074,634
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		8,450	8,401,590
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,804,472
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		15,565	15,642,668
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,226,580
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		20,951	21,003,160
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		92,997	93,021,624
Mastronardi Produce Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 18, 2025		3,325	3,358,250
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	7,934,747
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,584	6,573,217
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		7,325	7,313,558
Pinnacle Foods Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		4,576	4,583,670
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		20,252	20,283,028
Refresco Group B.V.
Term Loan, Maturing March 28, 2025(5)	EUR	1,500	1,740,687
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,020,485

			$353,121,039

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		84,941	$85,002,552
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		10,274	10,309,573
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)		7,325	7,288,375
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		11,926	12,024,768
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,096	20,122,821
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,007	9,088,130
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,919	3,943,242
TKC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		10,640	10,651,953
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,361	12,383,993
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,282,012

			$180,097,419

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,702	$14,654,423
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,610	8,585,550
Term Loan, Maturing May 2, 2023(5)		13,775	13,775,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,028	50,765,664
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,346	5,396,119
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	11,175	14,117,701
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,300,430
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,181	2,189,430
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,635	3,649,049

			$118,433,366

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		10,013	$10,050,586

			$10,050,586

Health Care — 8.1%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,062	$3,078,287
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		22,775	22,823,397
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		17,825	17,580,068
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,560	11,627,429
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,602,875

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,132	$7,165,560
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,494	2,928,824
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,954	2,974,626
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,308	18,470,099
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(4)		10,742	10,258,250
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,800	11,682,000
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,158	6,149,496
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		36,550	36,677,280
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		17,241	16,983,793
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		9,500	9,528,036
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,688	5,716,817
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,505	9,540,366
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,547	5,600,283
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,725	11,265,316
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,749	25,746,168
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	9,963,081
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		42,274	42,320,010
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		6,917	6,934,233
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,865	18,977,463
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		24,630	24,798,579
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		10,450	10,450,000
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		11,249	11,310,439
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		40,710	40,881,279
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		12,120	12,104,475
HCA, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025		4,090	4,118,333
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		14,278	14,260,402
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		14,225	13,949,391

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	9,675	$9,702,113
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,580	12,587,800
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,571	27,692,125
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	31,852	31,967,807
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,513,500
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	4,192	3,856,210
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,429	8,439,037
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	7,225	7,306,281
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	49,595	49,653,164
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,320	5,344,729
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,114	7,140,928
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,258	1,808,268
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,700	19,962,966
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	41,210	41,245,233
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,274	33,236,130
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	13,154	13,170,869
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,391	13,458,395
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	6,775	6,783,469
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,358	15,473,331
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	17,306	17,388,868
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,278	11,295,784
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	5,650	5,688,844
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,932	18,959,540
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,807	4,811,160
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,575	40,483,832
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,638	8,677,337
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,903	15,919,955

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,274	$5,253,724

			$893,288,054

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		18,432	$18,340,192
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,180	44,008,563

			$62,348,755

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,558	$27,661,582
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)		1,031	1,024,233
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		4,558	4,529,415
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,460	21,480,018
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,520,328
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,520	7,576,182
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	286	332,901
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	716	832,253
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,722	3,168,272
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,804	7,920,681
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		2,697	2,709,270
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,477	9,539,625
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,757	5,792,478
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		7,637	7,641,398
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,380	28,548,640
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,414	5,158,857
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,870	21,981,485
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,284	7,330,275
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,355	13,407,696
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,554	11,125,911
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		37,344	37,479,807
Harsco Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		3,639	3,662,616
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,963	4,988,345
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,781	28,745,383
Minimax GmbH & Co. KG
Term Loan, Maturing June 14, 2025(5)	EUR	3,475	4,086,348
Term Loan, Maturing June 14, 2025(5)		5,075	5,103,547

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,963	$14,050,764
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,668	2,655,304
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,975	9,999,938
Rexnord, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		23,084	23,146,808
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		11,247	11,218,695
Shape Technologies Group, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		9,925	9,900,188
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,403,228
Terex Corporation
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,963	2,966,819
Thermon Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,714	3,728,178
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,509	36,001,433
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,784,410

			$414,203,311

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		26,937	$26,962,703
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		37,064	37,061,202
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		28,270	28,302,019
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,470	33,478,924
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,975	29,457,926
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	6,583,654
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		57,650	57,676,461
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		26,050	26,031,036
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,368	12,361,992
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,722	37,683,283

			$295,599,200

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,024	$10,048,564
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,618	47,722,438
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		44,104	44,025,550

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Horizons Family Solutions, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		10,492	$10,505,303
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		12,095	12,006,535
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	21,148,441
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,676	11,234,198
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		22,893	22,851,281
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		22,435	22,353,937
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,986	17,076,250
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	8,800	10,206,671
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		279	281,531
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,159	2,181,867
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,524	42,586,243
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		997	999,442
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		17,302	17,265,308
SRAM, LLC
Term Loan, 4.95%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		24,009	24,121,502
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,850	9,911,877
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,524	15,601,117

			$349,983,407

Lodging and Casinos — 4.0%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		13,232	$13,235,554
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	5,600	6,572,916
Boyd Gaming Corporation
Term Loan, 4.45%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,113	12,190,143
Churchill Downs Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,483	3,491,206
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		29,914	29,983,191
Eldorado Resorts, LLC
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,596	11,614,584
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		26,559	26,569,068
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		9,161	9,169,093
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		43,663	43,856,965

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	14,575	$16,974,795
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,802,589
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,569	12,605,162
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,664,125
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	47,816,969
Hospitality Investors Trust
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	5,067,360
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,128	17,125,451
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		29,105	29,132,098
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,154	27,968,811
Richmond UK Bidco Limited
Term Loan, 4.93%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,761,397
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	13,144,408
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		49,225	49,759,091
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		24,293	24,348,862
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,900	14,951,882

			$434,805,720

Nonferrous Metals/Minerals — 0.6%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,835	$14,872,078
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		22,092	20,775,368
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,878	221,867
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		7,191	7,298,484
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,670,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	10,625	12,381,628
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,764	1,747,020

			$65,966,445

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		21,762	$21,925,660
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,125	4,143,014
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,920	7,660,129

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)	12,500	$12,382,500
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	15,641	15,733,499
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025	4,314	4,327,669
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	25,506	25,633,131
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	2,952	2,866,990
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,240	11,408,664
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,264	14,371,232
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	5,237	5,155,569
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,879	9,907,112
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	9,328	9,368,936
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	940	847,154
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,520	2,271,524
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,119	16,329,306
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,779	1,585,899
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,912	2,596,405
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	21,975	19,594,295
Southcross Energy Partners L.P.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,706	6,597,856
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,572,182

		$209,278,726

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	12,456	$12,471,445
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,213	43,368,199
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	12,077	11,654,015
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,085	6,092,356
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	10,074	10,094,984
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	6,803	6,871,097
Multi Color Corporation
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,472	3,472,310
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,831	3,837,933
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	14,163	14,278,011
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	8,027	3,854,504

		$115,994,854

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,661,232
AP NMT Acquisition B.V.
Term Loan, 8.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,753	3,772,758
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,128	15,080,626
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	49,176	48,684,637
E.W. Scripps Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,144	4,150,595
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,059	11,938,286
Gray Television, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,821,509
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,181	10,210,804
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	33,740	26,246,741
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	4,152,251
Mission Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,898	2,905,685
Nexstar Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	21,742	21,796,268
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,133	12,159,860
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,258	14,266,786
Term Loan, Maturing December 12, 2024(5)	34,000	34,012,580
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,604	65,739,346

		$288,599,964

Retailers (Except Food and Drug) — 2.5%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$12,860,519
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,605	12,702,437
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	13,876	13,927,157
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,984	21,019,501
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	270	269,647
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	21,918,745
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	23,981	23,651,456
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,059	12,149,317
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	8,190	8,145,635

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,846	$5,832,628
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,149	19,734,958
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,358	12,141,858
Neiman Marcus Group Ltd., LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,438	20,737,098
Party City Holdings, Inc.
Term Loan, 5.62%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	11,566	11,590,532
PetSmart, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,968	36,649,442
PFS Holding Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,006	5,828,422
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,480	8,295,000
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,703	4,708,378
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,200	6,235,650
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,791	6,743,128
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,053	14,043,826

		$279,185,334

Steel — 0.9%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	3,000	$3,037,500
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	17,487	17,547,052
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	32,475	32,515,594
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	9,019	8,973,656
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,800	9,886,191
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	30,199	30,259,391

		$102,219,384

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	9,934	$9,983,453
Avis Budget Car Rental, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,731	5,748,463
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,454	10,447,026
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,389	1,375,105
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	4,568	4,521,886
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	6,898	6,916,202

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,504	$25,009,916
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,798,563

			$70,800,614

Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,213	$56,431,778
Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		15,264	15,330,547
Consolidated Communications, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		880	871,814
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,811	11,308,807
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	30,450	35,352,011
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,533	21,276,802
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	19,080,539
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,175	19,622,845
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,203,562
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,358,826
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,115,500
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		4,724	4,741,619
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,862	12,454,881
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		16,250	16,247,969
SBA Senior Finance II, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		33,153	33,118,007
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		60,638	60,721,547
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,372	11,405,853
TDC A/S
Term Loan, Maturing May 31, 2025(5)		22,450	22,623,045
Term Loan, Maturing May 31, 2025(5)	EUR	52,825	61,721,246
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		46,906	46,925,971

			$510,913,169

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(5)		27,625	$27,846,580
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,655	2,660,462

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Calpine Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		4,839	$4,849,337
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		47,374	47,457,606
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,467	5,459,917
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	1,724,677
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,534	37,924,536
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,754	2,755,596
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,457	1,464,903
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		22,752	22,879,957
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,541	3,056,630
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,181	6,238,502
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,221	11,316,159
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		4,738	4,744,290
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		12,675	12,667,953

			$193,047,105

Total Senior Floating-Rate Loans (identified cost $9,893,725,040)			$9,784,870,328

Corporate Bonds & Notes — 2.7%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,104,573

			$7,104,573

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		15,600	$15,912,000

			$15,912,000

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(8)		3,635	$3,430,531

			$3,430,531

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,616,125
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,215,000

			$19,831,125

25

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		23,743	$23,815,556
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,068,912

			$33,884,468

Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)		11,092	$11,607,223
7.00%, 3/15/24(8)		14,419	15,341,816
5.50%, 11/1/25(8)		19,675	19,767,276

			$46,716,315

Entertainment — 0.1%
Vue International Bidco PLC
4.929%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,123,464

			$10,123,464

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,333,066

			$2,333,066

Food Products — 0.1%
Albertsons Cos., Inc.
6.085%, (3 mo. USD LIBOR + 3.75%), 1/15/24(8)(9)		6,000	$6,090,000
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,428	1,872,545

			$7,962,545

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(8)		13,105	$13,129,572
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,132,050
6.25%, 3/31/23		16,650	15,567,750
HCA, Inc.
4.75%, 5/1/23		9,766	9,917,373
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,262,125
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,031,250
4.375%, 10/1/21		9,700	9,712,125

			$79,752,245

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,415,000

			$8,415,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,643,750

			$11,643,750

26

Security	Principal Amount* (000’s omitted)		Value
Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$7,060,290
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,691,439
5.125%, 2/15/25(8)		5,500	5,115,000

			$14,866,729

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$8,910,500

			$8,910,500

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,336,696

			$7,336,696

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,063,750
5.875%, 1/15/24(8)		5,000	5,037,500
5.25%, 6/1/26(8)		10,925	10,365,094

			$18,466,344

Total Corporate Bonds & Notes (identified cost $302,671,886)			$296,689,351

Asset-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)		$2,500	$2,500,000
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)		3,000	3,000,000
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)		3,525	3,542,918
Apidos CLO XX
Series 2015-20A, Class DR, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)		2,375	2,362,287
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(11)		2,500	2,500,000
Series 2018-49A, Class E, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(11)		3,500	3,500,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.236%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		3,000	2,944,794
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)		5,000	4,981,965
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)		4,000	4,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)		2,500	2,472,412
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(11)		1,250	1,250,000
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(11)		3,500	3,500,000
Series 2018-1A, Class C, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)		3,500	3,474,177

27

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	$5,000	$4,962,610
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(8)(9)	3,000	2,973,000
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,337,943
Series 2018-14A, Class D, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,488,908
Series 2018-5BA, Class C, 5.047%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,981,325
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,446,898
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,509,287
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,450	4,471,894
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	3,500	3,502,341
BlueMountain CLO XXII, Ltd.
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,500,000
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	2,000,000
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.233%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,854,535
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,952,784
Series 2017-1A, Class E, 8.589%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)	3,250	3,260,082
Series 2018-1A, Class D, 4.945%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	3,006,605
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,716,860
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.153%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,980,825
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,529,146
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,231
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	2,137,754
Series 2014-4RA, Class C, 4.887%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	2,004,483
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,515,026
Dryden CLO, Ltd.
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,494,350
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,995,878
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,963,295
Series 2015-41A, Class ER, 7.639%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,441
Series 2016-42A, Class DR, 5.269%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,232
Series 2016-42A, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,515,317
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.984%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,537,102
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.348%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,510,112
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,000,000
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,970,000
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.435%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,511,745
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.655%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,907,192
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.831%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	910,247

28

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	$3,000	$2,977,389
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,947,986
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	2,000,000
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.433%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,505,597
Series 2018-2A, Class D, 8.283%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,923,885
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,483,782
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,616,915
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(11)	2,500	2,500,000
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(11)	3,500	3,500,000
Voya CLO, Ltd.
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,926,140
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(8)(9)	2,500	2,468,467
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	2,000,000
Series 2015-1A, Class DR, 7.848%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,500,000
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.648%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	2,957,163

Total Asset-Backed Securities (identified cost $187,315,367)		$187,538,325

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)(14)	950	$11,314,414
IAP Global Services, LLC(3)(12)(13)(14)	1,627	14,533,064

		$25,847,478

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	88,506	$3,186,216

		$3,186,216

Business Equipment and Services — 0.4%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	39,588,006

		$39,588,006

Electronics/Electrical — 0.1%
Answers Corp.(3)(12)(13)	906,100	$6,614,530

		$6,614,530

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	421,318	$33,706

		$33,706

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	304,664	$0

		$0

29

Security	Shares	Value
Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(12)(13)	498,342	$33,887,256
Fieldwood Energy, Inc.(12)(13)	51,241	2,767,014
Fieldwood Energy, Inc.(12)(13)	221,919	11,983,626
Paragon Offshore Finance Company, Class A(12)(13)	42,177	44,813
Paragon Offshore Finance Company, Class B(12)(13)	21,089	645,851
Samson Resources II, LLC, Class A(12)(13)	435,055	10,332,556
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	307,440

		$59,968,556

Publishing — 0.3%
Cumulus Media, Inc., Class A(12)(13)	551,505	$9,237,709
Cumulus Media, Inc., Class B(12)(13)	93,069	1,570,539
ION Media Networks, Inc.(3)(12)(13)	28,605	20,687,994

		$31,496,242

Total Common Stocks (identified cost $59,359,829)		$166,734,734

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$51,975,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$51,975,000

Short-Term Investments — 7.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(15)	836,856,234	$836,856,234

Total Short-Term Investments (identified cost $836,857,461)		$836,856,234

Total Investments — 103.0% (identified cost $11,337,178,163)		$11,324,663,972

Less Unfunded Loan Commitments — (0.2)%		$(25,505,983)

Net Investments — 102.8% (identified cost $11,311,672,180)		$11,299,157,989

30

Value
Other Assets, Less Liabilities — (2.8)%	$(309,586,039)

Net Assets — 100.0%	$10,989,571,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $373,960,157 or 3.4% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after July 31, 2018.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $9,141,200.

31

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	27,538,564	USD	32,247,659	State Street Bank and Trust Company	8/1/18	$—	$(45,440)
EUR	27,538,564	USD	32,247,934	State Street Bank and Trust Company	8/1/18	—	(45,716)
USD	11,316,418	CAD	14,508,836	HSBC Bank USA, N.A.	8/31/18	157,469	—
USD	2,904,848	EUR	2,498,759	HSBC Bank USA, N.A.	8/31/18	—	(23,180)
USD	32,317,745	EUR	27,538,564	State Street Bank and Trust Company	8/31/18	48,262	—
USD	2,976,582	EUR	2,510,003	State Street Bank and Trust Company	8/31/18	35,379	—
USD	2,955,864	EUR	2,493,470	State Street Bank and Trust Company	8/31/18	34,035	—
USD	2,693,040	EUR	2,272,747	State Street Bank and Trust Company	8/31/18	29,852	—
USD	2,948,399	EUR	2,500,000	State Street Bank and Trust Company	8/31/18	18,917	—
USD	3,527,574	EUR	2,996,250	State Street Bank and Trust Company	8/31/18	16,591	—
USD	138,517,701	EUR	119,301,714	State Street Bank and Trust Company	8/31/18	—	(1,279,150)
USD	3,369,093	GBP	2,502,031	State Street Bank and Trust Company	8/31/18	81,207	—
USD	2,710,524	GBP	2,022,824	State Street Bank and Trust Company	8/31/18	52,358	—
USD	2,022,252	GBP	1,505,765	State Street Bank and Trust Company	8/31/18	43,545	—
USD	2,932,825	EUR	2,489,794	Citibank, N.A.	9/28/18	9,108	—
USD	169,066,193	EUR	145,162,315	Goldman Sachs International	9/28/18	—	(1,395,112)
USD	7,052,667	EUR	5,994,848	JPMorgan Chase Bank, N.A.	9/28/18	13,032	—
USD	2,919,560	EUR	2,489,165	State Street Bank and Trust Company	9/28/18	—	(3,419)
USD	3,735,748	EUR	3,196,431	State Street Bank and Trust Company	9/28/18	—	(17,760)
USD	13,071,863	EUR	11,168,875	State Street Bank and Trust Company	9/28/18	—	(43,532)
USD	193,179,453	EUR	164,795,138	Goldman Sachs International	10/31/18	—	(836,335)
USD	32,469,785	EUR	27,538,564	State Street Bank and Trust Company	10/31/18	48,220	—
USD	62,980,574	GBP	47,846,417	State Street Bank and Trust Company	10/31/18	—	(64,676)

						$587,975	$(3,754,320)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $587,975 and $3,754,320, respectively.

32

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2018, the value of the Portfolio’s investment in affiliated companies was $25,847,478, which represents 0.24% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended July 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$25,847,478	$—	$—	$(833,914)

*	The related industry is the same as the presentation in the Portfolio of Investments.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,725,208,569	$34,155,776	$9,759,364,345
Corporate Bonds & Notes	—	296,689,351	—	296,689,351
Asset-Backed Securities	—	187,538,325	—	187,538,325
Common Stocks	—	79,697,476	87,037,258	166,734,734
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	51,975,000	—	—	51,975,000
Short-Term Investments	—	836,856,234	—	836,856,234
Total Investments	$51,975,000	$11,125,989,955	$121,193,034	$11,299,157,989
Forward Foreign Currency Exchange Contracts	$—	$587,975	$—	$587,975
Total	$51,975,000	$11,126,577,930	$121,193,034	$11,299,745,964

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,754,320)	$—	$(3,754,320)
Total	$—	$(3,754,320)	$—	$(3,754,320)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

33

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2018 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $9,768,561,428 and the Fund owned 97.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 110.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		6,727	$6,751,798
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		944	947,910
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,254	1,017,074
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		58,433	58,515,576
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,843	37,896,061
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		2,993	2,994,577
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,319	12,164,766
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		6,150	6,171,144

			$126,458,906

Automotive — 2.8%
Allison Transmission, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,082	$1,089,676
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		31,963	31,909,967
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,679	2,692,353
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,226,163
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		5,696	5,719,514
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,264	7,372,452
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,052	4,064,019
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,956	12,001,071
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	35,332,012
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		43,439	43,624,995
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		15,325	15,372,891
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		9,586	9,297,954
Term Loan, Maturing February 16, 2024(5)		500	465,000

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,425	$9,454,453
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		9,278	9,348,065
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)		43,875	43,751,623
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,759	7,915,013
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,412,866
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		14,991	15,056,327
Visteon Corporation
Term Loan, 3.86%, (USD LIBOR + 1.75%), Maturing March 24, 2024(4)		2,500	2,501,173

			$279,607,587

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,262	$5,294,164
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,891	8,930,327
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		8,944	8,228,082
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000

			$24,002,573

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,017	$12,076,651
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK), Maturing May 23, 2021		18,345	18,417,641
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		5,860	5,911,275
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,857,000
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		5,791	5,704,166

			$45,966,733

Building and Development — 2.8%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		28,934	$28,846,630
Beacon Roofing Supply, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,110	6,115,687
Capital Automotive L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		7,550	7,544,210
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		18,445	18,536,856
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,670	19,723,301

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(4)		57,929	$57,977,549
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)		11,025	10,956,094
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,250	13,300,178
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	7,300	8,562,930
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		43,721	43,721,214
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		18,012	18,051,722
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		14,950	15,017,591
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		5,224	5,225,056
Werner FinCo L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,265	13,032,813
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,308	5,373,154
Term Loan - Second Lien, 11.08%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,997,750

			$281,982,735

Business Equipment and Services — 11.6%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		15,163	$11,985,354
Adtalem Global Education, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		6,325	6,372,438
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		40,547	40,662,484
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	15,305	17,782,006
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.25%), Maturing March 20, 2025		2,195	2,175,298
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,201,800
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(5)	EUR	15,425	17,947,037
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)		35,550	35,576,414
Term Loan, Maturing June 27, 2025(5)	EUR	3,550	4,166,240
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,296	5,328,131
Brickman Group Ltd., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		1,821	1,827,390
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		25,377	25,456,061
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		18,320	18,262,296
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		26,250	26,336,126

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		87,761	$87,733,397
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,115	17,178,479
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		8,366	8,444,382
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		15,111	9,746,719
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		19,190	19,216,303
Duff & Phelps Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		15,020	15,039,987
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,491	13,423,732
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(6)		6,248	1,178,957
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		2,948	556,216
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,636	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		64,882	65,145,415
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.04%, (2 mo. GBP LIBOR + 4.25%), Maturing June 28, 2024	GBP	3,750	4,922,061
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		12,460	12,553,330
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		7,652	7,651,535
First Data Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		13,845	13,859,015
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		45,871	45,920,920
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing April 26, 2024		6,916	6,923,725
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,020	24,197,601
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	11,544	8,896,344
Gartner, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,875	1,877,344
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		7,917	7,937,198
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)		791	795,566
Term Loan, Maturing August 27, 2025(5)		5,534	5,568,965
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		31,171	31,299,822
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,651	21,813,320
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	18,842	21,805,121
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,451	9,356,799
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		12,727	12,822,138

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,080	$12,130,556
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,289	2,297,997
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		78,519	78,854,365
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		7,785	7,814,653
Term Loan - Second Lien, 10.56%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,832,750
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,441	18,298,862
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,287	13,013,219
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		14,993	15,030,817
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		13,494	13,569,904
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,265	16,308,952
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		12,225	12,357,849
ServiceMaster Company
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,754	22,807,540
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		8,250	8,282,788
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		42,987	43,081,195
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		42,670	42,833,657
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,670	12,699,727
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,456	20,527,382
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,325	5,343,307
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		25,247	25,250,152
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		4,055	4,057,911
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		19,817	19,826,180
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,972	13,989,438
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,484	11,455,644
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,075	5,082,399
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,133	15,154,916
ZPG PLC
Term Loan, Maturing June 30, 2025(5)	EUR	5,025	5,878,434
Term Loan, Maturing June 30, 2025(5)	GBP	8,725	11,466,310

			$1,158,190,370

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.8%
Altice US Finance I Corporation
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing July 28, 2025		4,477	$4,473,657
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		37,387	37,452,964
Cogeco Communications (USA) II L.P.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		7,000	7,003,647
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,637	48,459,538
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,267	13,257,079
MCC Iowa, LLC
Term Loan, 3.95%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,917	5,938,985
Mediacom Illinois, LLC
Term Loan, 3.70%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,699	4,710,720
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,060	10,279,315
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,812	16,055,639
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing January 31, 2026		3,970	3,893,081
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		23,975	23,791,929
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		26,525	26,408,953
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	6,000	6,948,352
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	44,974,902
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	20,328,519
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		27,010	26,915,033
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,875	69,842,229
Virgin Media Investment Holdings Limited
Term Loan, 3.82%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	17,075	22,205,685
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	25,431,458
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		58,208	57,917,312

			$476,288,997

Chemicals and Plastics — 4.9%
A. Schulman, Inc.
Term Loan, 5.33%, (USD LIBOR + 3.25%), Maturing June 1, 2022(4)		9,503	$9,538,535
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		21,965	22,006,415
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,395	11,415,978
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,519	5,539,947
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,237	32,270,734

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	$580,534
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,741,601
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,844	6,856,190
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,847	7,827,521
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,771	3,794,714
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		7,137	7,194,751
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,481	3,497,888
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,713	3,730,722
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,793	3,811,825
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,234	1,376,400
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,901	1,799,220
Flint Group US, LLC
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,963	2,803,266
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		11,502	10,883,804
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,726	13,760,611
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		21,593	21,628,210
INEOS Styrolution Group GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,080	1,079,740
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,641	36,776,813
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		9,950	9,946,547
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 10, 2024	EUR	19,235	22,448,138
Invictus US, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,362	5,378,317
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	7,808,734
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,482	9,531,050
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing June 7, 2020	EUR	3,337	3,912,129
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,338,790
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	4,833	5,667,794
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		28,757	28,875,384
Minerals Technologies, Inc.
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,288	14,394,832
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		5,090	5,109,233

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PolyOne Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		7,156	$7,187,956
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		32,858	32,890,614
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		10,392	10,456,761
Proampac PG Borrower, LLC
Term Loan, 5.63%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		5,955	5,977,104
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		552	557,664
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,129	3,160,084
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		8,964	8,969,387
Trinseo Materials Operating S.C.A.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,503	17,542,941
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,629	12,712,368
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,145	29,336,233
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		5,000	5,054,800
Univar, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		21,551	21,640,834
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,871	3,894,942
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,323	4,337,184

			$489,045,239

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 18, 2025		9,250	$9,203,750

			$9,203,750

Conglomerates — 0.3%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,995	$2,344,898
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,500	2,499,750
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	9,043,935
Spectrum Brands, Inc.
Term Loan, 4.35%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		12,960	12,990,175
Term Loan, 5.44%, (USD LIBOR + 3.50%), Maturing June 23, 2022(4)	CAD	5,427	4,181,898

			$31,060,656

Containers and Glass Products — 4.4%
Anchor Glass Container Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,260	$3,887,561
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		28,041	28,064,944

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Berry Global, Inc.
Term Loan, 4.08%, (USD LIBOR + 2.00%), Maturing October 1, 2022(4)		16,537	$16,589,939
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,406	7,420,137
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		42,602	42,543,920
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		9,806	9,844,929
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,200	7,272,060
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		6,725	6,754,422
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		45,482	45,453,812
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,925	17,969,812
Libbey Glass, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,149	14,025,428
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,600	7,629,686
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		77,572	77,911,598
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		16,446	16,456,394
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	12,034	14,106,048
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		33,350	33,502,987
Trident TPI Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		26,529	26,488,041
Verallia Packaging S.A.S
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	36,138	41,887,895
Term Loan, Maturing August 29, 2025(5)	EUR	19,025	22,171,799

			$439,981,412

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$36,662,173
Prestige Brands, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024		2,180	2,186,029

			$38,848,202

Drugs — 3.8%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		4,690	$4,694,838
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		13,363	13,446,319
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		38,641	38,624,954
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		25,331	25,468,530
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		83,842	84,035,568
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		52,507	52,646,395
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		21,488	21,531,465

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		90,410	$90,568,477
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		24,135	23,815,220
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		11,222	11,143,322
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		13,022	13,087,474
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		4,300	4,297,313

			$383,359,875

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 4.19%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		43,466	$43,581,882
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		8,295	8,413,860
Clean Harbors, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024		2,822	2,825,027
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		19,075	19,265,750
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(2)		3,127	3,123,163
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025		25,173	25,141,462
Wastequip, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025		1,446	1,454,964
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		16,377	16,425,233

			$120,231,341

Electronics/Electrical — 12.7%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		39,564	$39,063,615
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021		5,295	5,189,027
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		38,151	38,349,807
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,103,125
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		25,135	25,191,579
Term Loan - Second Lien, 11.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,719,091
Avast Software B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 30, 2023	EUR	4,881	5,713,488
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		17,520	17,602,847
Barracuda Networks, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		27,175	27,217,447
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		9,425	9,457,988
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,043	7,081,566
Celestica, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 14, 2025		4,825	4,821,984

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		3,659	$3,680,491
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		9,414	9,431,525
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		14,813	14,902,809
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024		25,239	25,341,283
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		18,368	18,551,307
Energizer Holdings, Inc.
Term Loan, Maturing June 30, 2025(5)		6,675	6,697,248
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,213	1,214,247
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		43,871	43,890,559
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,501	6,533,379
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,741	2,035,282
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,259	8,268,823
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		23,379	23,462,615
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		25,137	25,168,421
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		52,002	52,164,054
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		22,500	22,648,948
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,978	3,488,268
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		37,937	38,126,369
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,813	16,954,535
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		79,588	79,749,559
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	5,777	6,772,361
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		51,831	52,113,572
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,313	10,338,393
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		34,577	34,476,114
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,384	5,366,760
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,464	14,358,793
MaxLinear, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		12,913	12,928,867
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		30,400	30,529,200
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,065	8,135,237

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,691	$5,674,735
Ramundsen Holdings, LLC
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2024		13,825	13,902,766
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		18,901	18,908,513
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,176,359
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		15,941	16,064,303
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		36,357	36,243,052
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		2,679	2,585,507
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		59,069	57,149,509
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		47,839	48,032,884
Southwire Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		6,875	6,902,500
Sparta Systems, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,971	3,812,394
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		21,981	22,086,776
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		57,340	57,617,344
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		12,771	12,818,891
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		11,510	11,106,677
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,500	2,513,291
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		15,922	16,015,013
TTM Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		13,470	13,489,609
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		58,562	58,833,273
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		29,975	30,196,066
VeriFone, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025		2,494	2,498,945
Veritas Bermuda, Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,574	22,792,424
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		20,572	20,644,052
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,194	7,282,042
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,935	7,916,938
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,319	13,337,076

			$1,275,441,522

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 1.1%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		64,947	$64,582,006
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,205,408
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		18,125	18,211,855
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		7,007	7,057,071

			$114,056,340

Financial Intermediaries — 3.4%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		27,698	$27,870,750
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,363	12,396,255
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		30,902	29,395,670
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,943	2,956,330
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,818	2,839,072
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,401	1,630,434
Term Loan, Maturing February 6, 2025(5)	EUR	7,474	8,756,516
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(5)		22,909	22,908,990
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		18,556	18,604,455
Franklin Square Holdings, L.P.
Term Loan, Maturing July 25, 2025(5)		6,825	6,850,594
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		31,281	31,515,944
Geo Group, Inc. (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 22, 2024		2,320	2,314,994
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		10,433	10,523,784
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		14,389	14,442,896
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,415	46,531,491
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		10,524	10,539,097
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		993	996,222
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		18,415	18,455,134
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,188	1,193,207
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		25,537	25,633,018

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		3,992	$4,014,404
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		8,224	8,152,319
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,633	6,674,834
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		7,321	7,350,117
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		11,256	11,269,569
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		9,668	9,740,070

			$343,556,166

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		34,783	$32,783,338
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		3,398	3,395,793
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		10,829	10,822,080
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		22,350	22,363,969
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,876	12,257,219
Dole Food Company, Inc.
Term Loan, 4.84%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,021	19,033,054
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	33,375	38,822,787
Term Loan, 3.93%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	8,000	10,448,986
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		11,425	11,359,546
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	11,923,024
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		18,812	18,905,647
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	2,160	2,534,872
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		15,312	15,350,246
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		113,342	113,372,829
Mastronardi Produce Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 18, 2025		4,175	4,216,750
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	7,250	8,459,619
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		7,400	7,388,441
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		17,003	16,976,889
Pinnacle Foods Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		8,354	8,367,400
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		24,305	24,341,637

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Refresco Group B.V.
Term Loan, Maturing March 28, 2025(5)	EUR	1,500	$1,740,687
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,945,687

			$404,810,500

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		94,434	$94,502,845
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,601	9,633,945
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)		7,550	7,512,250
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		24,714	24,918,206
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		16,086	16,107,527
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		16,735	16,887,058
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,971	1,983,570
TKC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		12,270	12,283,111
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,831	26,881,196
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,389,151

			$218,098,859

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,158	$16,105,991
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,574	11,541,200
Term Loan, Maturing May 2, 2023(5)		13,550	13,550,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		43,967	43,740,828
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,002	5,048,641
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	6,775	8,559,054
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	10,515,826
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		1,916	1,923,570
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,194	3,205,951

			$114,191,061

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		10,397	$10,435,966

			$10,435,966

Health Care — 10.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,978	$1,989,047
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,308	1,314,456

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		24,450	$24,501,956
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		17,268	17,030,963
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		12,564	12,637,738
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,200,875
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		9,211	9,254,250
ATI Holdings Acquisition, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,980	1,994,646
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,494	2,928,824
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,667	15,774,494
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		20,373	20,553,004
Beaver-Visitec International, Inc.
Term Loan, 6.17%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		5,649	5,663,498
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(4)		13,125	12,534,818
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,800	11,682,000
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		15,196	15,174,287
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		39,400	39,537,264
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		24,690	24,321,361
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	14,023,622
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,582	4,604,892
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,678	9,713,827
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,249	5,298,923
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,175	10,628,203
DaVita, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		7,835	7,891,533
DJO Finance, LLC
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020		19,400	19,397,982
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		6,162	6,161,453
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,377,017
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		40,158	40,201,435
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		9,091	9,113,994
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		17,564	17,668,565

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	25,143	$25,315,216
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	13,619	13,618,750
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	16,264	16,353,437
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	39,798	39,965,961
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	20,712	20,686,071
HCA, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,090	4,118,333
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	23,930	23,899,838
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	13,675	13,410,047
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	6,216	6,233,466
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,173	10,179,483
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,894	28,016,529
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	34,725	34,850,562
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,156,500
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	4,429	4,074,728
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,150	9,161,006
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	12,400	12,539,500
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	82,673	82,770,645
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	16,247	16,322,719
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,557	8,589,089
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,399	1,331,481
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,562	17,900,929
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	61,120	61,172,636
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	39,092	39,048,212
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	20,419	20,444,777
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	14,838	14,912,002
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	6,625	6,633,281
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,147	18,283,467

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		15,652	$15,726,879
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		13,770	13,791,911
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025		15,838	15,946,919
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		22,438	22,470,696
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		5,767	5,771,915
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		39,082	38,055,847
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		20,828	20,923,045
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		20,390	20,411,943
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		10,846	10,804,829

			$1,094,067,576

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,646	$20,542,949
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,299	40,735,054

			$61,278,003

Industrial Equipment — 5.3%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		26,465	$26,564,244
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)		2,153	2,139,916
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		9,523	9,463,242
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,357	27,382,836
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,931	5,798,896
Columbus McKinnon Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		8,213	8,233,172
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	8,732	10,246,823
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,977	10,052,228
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,690	3,131,425
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,725	7,828,562
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		2,997	3,010,300
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,380	9,441,229
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,285	5,318,094
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		14,229	14,237,393
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		31,131	31,316,220

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,214	$4,925,688
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		61,339	61,650,941
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,176	3,704,932
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,728	13,781,952
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,974	9,285,967
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		44,866	45,028,518
Harsco Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		6,378	6,419,520
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,799	7,839,828
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,875	28,838,458
Minimax GmbH & Co. KG
Term Loan, Maturing June 14, 2025(5)	EUR	3,525	4,145,145
Term Loan, Maturing June 14, 2025(5)		8,125	8,170,703
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		12,923	13,003,727
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		5,586	5,558,768
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		10,000	10,025,000
Rexnord, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		27,052	27,126,322
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		23,142	23,084,145
Shape Technologies Group, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		14,408	14,371,509
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		9,357	9,399,702
Terex Corporation
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		10,017	10,031,989
Thermon Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,916	3,930,309
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		34,788	34,304,645
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	15,346,585

			$534,138,933

Insurance — 3.2%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		28,023	$28,049,684
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		44,174	44,170,902
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		36,768	36,808,941
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		37,096	37,106,110
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,600	28,060,009

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,375	$6,181,159
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		59,975	60,002,528
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		30,732	30,709,306
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		11,345	11,340,134
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		39,811	39,770,523

			$322,199,296

Leisure Goods/Activities/Movies — 3.6%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,829	$9,853,176
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,915	3,924,815
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		43,278	43,372,666
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		34,045	33,984,760
Bright Horizons Family Solutions, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		8,570	8,580,302
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		12,997	12,902,228
Cedar Fair, L.P.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,445,813
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		22,566	22,565,820
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	11,172	12,971,445
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		26,658	26,610,043
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		37,396	37,260,477
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,207	14,281,999
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	8,300	9,626,746
Kasima, LLC
Term Loan, 4.68%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		149	150,014
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		635	641,891
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		4,922	4,974,657
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		18,567	18,594,298
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,299	11,320,801
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 14, 2020		2,259	2,260,276
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		19,666	19,624,172
SRAM, LLC
Term Loan, 4.95%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		14,971	15,040,691

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,277	$9,334,730
Travel Leaders Group, LLC
Term Loan, 7.00%, (6 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		18,247	18,383,710
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,120	10,170,349

			$355,587,339

Lodging and Casinos — 4.9%
Affinity Gaming, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,367	$12,282,030
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		13,722	13,725,814
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	5,750	6,748,976
Boyd Gaming Corporation
Term Loan, 4.45%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,490	12,570,095
Churchill Downs Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,483	3,491,206
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		56,844	56,976,005
Eldorado Resorts, LLC
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,943	11,961,534
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		34,988	35,001,752
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,846	6,852,171
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		49,926	50,148,330
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	13,875	16,159,539
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	9,345,135
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		16,060	16,106,596
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,238,062
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		34,926	35,072,124
Hospitality Investors Trust
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		4,750	4,719,600
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,519	16,516,304
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		26,477	26,501,681
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		38,169	37,918,521
RHP Hotel Properties, L.P.
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,369	10,379,119
Richmond UK Bidco Limited
Term Loan, 4.93%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,667,362
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	13,407,882
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		50,250	50,795,212

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tropicana Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		1,666	$1,674,221
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,623	22,674,579
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,275	14,324,706

			$494,258,556

Nonferrous Metals/Minerals — 0.7%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,769	$17,813,443
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,930	10,902,987
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,174	17,091,265
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,904	223,894
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,728	6,828,412
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		7,950	8,109,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	9,875	11,507,631
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		1,728	1,091,888

			$73,568,520

Oil and Gas — 1.6%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		15,192	$15,306,080
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,000	4,017,468
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,004	6,774,427
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,625	15,717,673
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025		4,065	4,077,515
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,012	27,147,523
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		1,773	1,721,997
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		12,878	13,070,853
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		13,441	13,542,122
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		5,517	5,431,043
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		8,010	8,032,484
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		12,637	12,691,785

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	357	$321,492
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	956	862,037
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,876	6,196,920
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	885	789,113
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,449	1,291,922
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	10,934	9,749,749
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	12,247,079

		$158,989,282

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	16,533	$16,553,253
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	41,162	40,375,403
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	15,925	15,367,236
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	5,761	5,767,763
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,622	7,637,600
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	4,528	4,573,367
Multi Color Corporation
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,472	3,472,310
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,507	3,513,951
Nielsen Finance, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	25,431	25,355,246
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	18,333	18,482,455
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	7,478	3,590,949

		$144,689,533

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,572	$5,181,560
AP NMT Acquisition B.V.
Term Loan, 8.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,122	5,149,157
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	16,420	16,368,752
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	28,931	28,641,803
E.W. Scripps Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,846	3,852,349
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	11,339	11,225,919
Gray Television, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,206,782

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,960	$10,992,377
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	14,994	11,664,226
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,982,932
Mission Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,895	2,902,542
Nexstar Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	21,718	21,772,692
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	11,215	11,239,789
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,361	17,371,475
Term Loan, Maturing December 12, 2024(5)	31,175	31,186,535
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	75,231	73,156,383

		$254,895,273

Retailers (Except Food and Drug) — 2.6%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,393	$14,881,126
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,478	9,551,832
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	31,971	32,088,861
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	17,773	17,802,683
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,429	1,425,854
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,143	15,943,161
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	16,449	16,222,852
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,074	10,149,429
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	7,629	7,588,047
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,355	5,342,491
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,913	17,292,167
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,613	14,357,579
Neiman Marcus Group Ltd., LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,773	17,493,729
Party City Holdings, Inc.
Term Loan, 5.62%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	10,770	10,792,904
PetSmart, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,501	32,092,432
PFS Holding Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,437	6,662,276

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,103	$5,340,348
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,084	4,088,855
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	5,925	5,959,069
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,219	6,175,026
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	10,296	10,289,565

		$261,540,286

Steel — 1.4%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	6,000	$6,075,000
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	46,455	46,614,552
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	34,575	34,618,219
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,409	8,367,328
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,177	9,257,299
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,482	38,558,486

		$143,490,884

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	13,722	$13,790,157
Avis Budget Car Rental, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	9,663	9,693,602
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	7,391	7,385,804
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,157	1,145,353
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,980	3,939,839
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	12,433	12,465,596
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	20,209	19,817,387
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	6,525	6,547,694

		$74,785,432

Telecommunications — 5.3%
Arris Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024	568	$570,288
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	50,322	49,635,429
Ciena Corporation
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022	6,619	6,656,467

25

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		23,959	$24,064,028
Consolidated Communications, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,128	1,116,981
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,637	11,142,501
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	32,425	37,644,957
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,835	18,611,087
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	22,162	25,963,351
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,588	19,021,804
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		17,500	18,364,062
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	8,751,401
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		38,300	38,411,721
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,577	5,597,700
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,220	15,706,059
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		16,300	16,297,963
SBA Senior Finance II, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,637	14,622,197
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		63,893	63,980,408
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		10,574	10,605,443
TDC A/S
Term Loan, Maturing May 31, 2025(5)		22,625	22,799,393
Term Loan, Maturing May 31, 2025(5)	EUR	53,200	62,159,400
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		46,520	46,539,283
Zayo Group, LLC
Term Loan, Maturing January 19, 2024(5)		7,200	7,245,000

			$525,506,923

Utilities — 2.0%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(5)		28,575	$28,804,200
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,724	7,740,134
Calpine Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		3,876	3,884,418
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		36,768	36,832,873
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		4,014	4,008,858

26

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,642	$4,690,382
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		25,284	25,547,785
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		4,371	4,373,919
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,427	1,434,858
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		22,285	22,410,685
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,355	8,939,597
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,966	8,041,115
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		8,234	8,303,465
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		11,050	11,063,567
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		26,100	26,085,488

			$202,161,344

Total Senior Floating-Rate Loans (identified cost $11,174,379,468)			$11,085,975,970

Corporate Bonds & Notes — 2.7%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,104,573

			$7,104,573

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		14,900	$15,198,000

			$15,198,000

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,783,937
5.25%, 1/15/26(8)		9,000	8,493,750

			$10,277,687

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		22,200	$20,979,000
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,161,250

			$24,140,250

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,805,794
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,192,087

			$27,997,881

27

Security	Principal Amount* (000’s omitted)		Value
Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)		9,841	$10,298,114
7.00%, 3/15/24(8)		12,794	13,612,816
5.50%, 11/1/25(8)		20,375	20,470,559

			$44,381,489

Entertainment — 0.1%
Vue International Bidco PLC
4.929%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,374,488
7.875%, 7/15/20(8)	GBP	3,500	4,614,022

			$7,988,510

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$752,602

			$752,602

Food Products — 0.1%
Albertsons Cos., Inc.
6.085%, (3 mo. USD LIBOR + 3.75%), 1/15/24(8)(9)		6,000	$6,090,000
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,107	2,761,588

			$8,851,588

Health Care — 0.8%
Avantor, Inc.
6.00%, 10/1/24(8)		13,000	$13,024,375
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	11,078,451
6.25%, 3/31/23		13,375	12,505,625
HCA, Inc.
4.75%, 5/1/23		4,650	4,722,075
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,960,688
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,031,250
4.375%, 10/1/21		6,225	6,232,781

			$78,555,245

Leisure Goods/Activities/Movies — 0.0%(10)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,284,000

			$4,284,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,783,750

			$6,783,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,341,565

28

Security	Principal Amount* (000’s omitted)		Value
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	$1,016,584
5.125%, 2/15/25(8)		3,000	2,790,000

			$5,148,149

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$6,106,000

			$6,106,000

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	9,175	$10,084,522

			$10,084,522

Utilities — 0.1%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,042,500
5.875%, 1/15/24(8)		5,000	5,037,500
5.25%, 6/1/26(8)		7,675	7,281,656

			$14,361,656

Total Corporate Bonds & Notes (identified cost $275,943,260)			$272,015,902

Asset-Backed Securities — 2.1%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)		$2,500	$2,500,000
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)		3,000	3,000,000
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.479%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)		3,000	3,080,368
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)		3,525	3,542,918
Apidos CLO XVII
Series 2014-17A, Class C, 5.636%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)		1,500	1,507,497
Apidos CLO XX
Series 2015-20A, Class DR, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)		2,375	2,362,287
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)		1,000	994,883
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)		4,000	4,000,000
Series 2018-49A, Class D, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)(11)		2,500	2,500,000
Series 2018-49A, Class E, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)(11)		3,500	3,500,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.236%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		2,000	1,963,196
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)		5,000	4,981,965
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)		2,500	2,472,412
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)(11)		1,250	1,250,000
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)(11)		3,500	3,500,000
Series 2018-1A, Class C, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)		3,500	3,474,177

29

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	$5,000	$4,962,610
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,337,943
Series 2018-14A, Class D, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,488,908
Series 2018-5BA, Class C, 5.047%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,981,325
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,446,898
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,509,287
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,572,386
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	2,175	2,176,455
Bluemountain CLO, Ltd.
Series 2015-3A, Class CR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,962,530
Series 2015-3A, Class DR, 7.748%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,984,049
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,500,000
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	2,000,000
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.233%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,854,535
Series 2016-1A, Class DR, 5.139%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,989,233
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,952,784
Series 2018-1A, Class D, 4.945%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	3,006,605
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,716,860
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,231
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	2,137,754
Series 2014-4RA, Class C, 4.887%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	2,004,483
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,515,026
Series C17A, Class CR, 5.153%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,980,825
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,529,146
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.448%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)	2,000	2,006,014
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,963,295
Series 2015-41A, Class ER, 7.639%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,441
Series 2016-42A, Class DR, 5.269%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,232
Series 2016-42I, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,515,317
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,494,350
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,995,878
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.984%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,537,102
Series 2015-19A, Class D1R, 8.872%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	2,019,324
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,000,000
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,970,000
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 10.105%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)	2,000	2,021,556
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.655%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,907,192
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.831%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,034,156

30

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 8.436%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)	$2,450	$2,460,856
Series 2015-1A, Class DR, 8.531%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,867,163
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,977,389
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,947,986
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	2,000,000
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.433%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,505,597
Series 2018-2A, Class D, 8.283%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,923,885
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,483,782
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,616,915
Vibrant CLO, Ltd.
Series 2018-9A, Class C, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)(11)	2,500	2,500,000
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)(11)	3,500	3,500,000
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.333%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	3,270,430
Series 2015-3A, Class D2, 7.798%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)	5,200	5,212,734
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,926,140
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	2,000,000
Series 2015-1A, Class DR, 7.848%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,500,000

Total Asset-Backed Securities (identified cost $206,353,489)		$207,151,310

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(12)(13)	168	$1,996,589

		$1,996,589

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	48,926	$1,761,336

		$1,761,336

Business Equipment and Services — 0.4%
Education Management Corp.(3)(12)(13)	41,829,101	$0
RCS Capital Corp.(12)(13)	435,169	40,905,886

		$40,905,886

Electronics/Electrical — 0.1%
Answers Corp.(3)(12)(13)	642,963	$4,693,630

		$4,693,630

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	319,499	$25,560

		$25,560

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	190,419	$0

		$0

31

Security	Shares	Value
Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(12)(13)	281,241	$19,124,388
Fieldwood Energy, Inc.(12)(13)	109,481	5,911,974
Paragon Offshore Finance Company, Class A(12)(13)	16,581	17,618
Paragon Offshore Finance Company, Class B(12)(13)	8,290	253,881
Samson Resources II, LLC, Class A(12)(13)	387,972	9,214,335
Southcross Holdings Group, LLC(3)(12)(13)	573	0
Southcross Holdings L.P., Class A(12)(13)	573	137,520

		$34,659,716

Publishing — 0.2%
Cumulus Media, Inc., Class A(12)(13)	371,654	$6,225,204
ION Media Networks, Inc.(3)(12)(13)	13,247	9,580,628

		$15,805,832

Total Common Stocks (identified cost $35,461,016)		$99,848,549

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(12)(13)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Closed-End Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,050,000	$49,612,500

Total Closed-End Funds (identified cost $49,738,500)		$49,612,500

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(14)	199,431,510	$199,431,510

Total Short-Term Investments (identified cost $199,431,510)		$199,431,510

Total Investments — 118.9% (identified cost $11,944,592,163)		$11,914,035,741

Less Unfunded Loan Commitments — (0.1)%		$(8,538,370)

Net Investments — 118.8% (identified cost $11,936,053,793)		$11,905,497,371

Other Assets, Less Liabilities — (18.8)%		$(1,886,299,481)

Net Assets — 100.0%		$10,019,197,890

32

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $385,186,671 or 3.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after July 31, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,422,340.

33

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,917,873	CAD	26,818,910	HSBC Bank USA, N.A.	8/31/18	$291,075	$—
USD	2,904,848	EUR	2,498,759	HSBC Bank USA, N.A.	8/31/18	—	(23,180)
USD	5,872,328	EUR	4,991,069	HSBC Bank USA, N.A.	8/31/18	23,831	—
USD	143,432,240	EUR	123,534,480	State Street Bank and Trust Company	8/31/18	—	(1,324,534)
USD	13,524,494	EUR	11,621,021	State Street Bank and Trust Company	8/31/18	—	(92,931)
USD	16,222,046	EUR	13,896,715	State Street Bank and Trust Company	8/31/18	—	(62,019)
USD	1,712,223	EUR	1,471,191	State Street Bank and Trust Company	8/31/18	—	(11,707)
USD	2,948,399	EUR	2,500,000	State Street Bank and Trust Company	8/31/18	18,917	—
USD	4,116,239	EUR	3,496,250	State Street Bank and Trust Company	8/31/18	19,360	—
USD	2,955,864	EUR	2,493,470	State Street Bank and Trust Company	8/31/18	34,034	—
USD	2,976,582	EUR	2,510,003	State Street Bank and Trust Company	8/31/18	35,379	—
USD	37,831,983	EUR	32,237,351	State Street Bank and Trust Company	8/31/18	56,497	—
USD	5,679,353	EUR	4,792,997	State Street Bank and Trust Company	8/31/18	62,955	—
USD	2,022,252	GBP	1,505,765	State Street Bank and Trust Company	8/31/18	43,545	—
USD	3,369,093	GBP	2,502,031	State Street Bank and Trust Company	8/31/18	81,207	—
USD	5,284,257	EUR	4,486,020	Citibank, N.A.	9/28/18	16,410	—
USD	5,876,443	EUR	4,998,140	Deutsche Bank AG	9/28/18	7,224	—
USD	8,198,846	EUR	6,946,391	Deutsche Bank AG	9/28/18	41,833	—
USD	165,548,423	EUR	142,141,914	Goldman Sachs International	9/28/18	—	(1,366,084)
USD	3,517,446	EUR	2,989,870	JPMorgan Chase Bank, N.A.	9/28/18	6,500	—
USD	13,333,882	EUR	11,392,750	State Street Bank and Trust Company	9/28/18	—	(44,404)
USD	2,919,560	EUR	2,489,165	State Street Bank and Trust Company	9/28/18	—	(3,419)
USD	202,640,088	EUR	172,865,700	Goldman Sachs International	10/31/18	—	(877,293)
USD	38,009,965	EUR	32,237,351	State Street Bank and Trust Company	10/31/18	56,448	—
USD	72,799,155	GBP	55,305,605	State Street Bank and Trust Company	10/31/18	—	(74,759)

						$795,215	$(3,880,330)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

34

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $795,215 and $3,880,330, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$11,052,486,455	$24,951,145	$11,077,437,600
Corporate Bonds & Notes	—	272,015,902	—	272,015,902
Asset-Backed Securities	—	207,151,310	—	207,151,310
Common Stocks	—	64,453,314	35,395,235	99,848,549
Convertible Preferred Stocks	—	—	0	0
Closed-End Funds	49,612,500	—	—	49,612,500
Short-Term Investments	—	199,431,510	—	199,431,510
Total Investments	$49,612,500	$11,795,538,491	$60,346,380	$11,905,497,371
Forward Foreign Currency Exchange Contracts	$—	$795,215	$—	$795,215
Total	$49,612,500	$11,796,333,706	$60,346,380	$11,906,292,586

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,880,330)	$—	$(3,880,330)
Total	$—	$(3,880,330)	$—	$(3,880,330)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

35

Eaton Vance

Floating-Rate Fund

July 31, 2018 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $9,441,089,588 and the Fund owned 85.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,282	$7,308,648
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,370,078
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,102	5,761,902
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		63,860	63,950,827
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,250	28,289,187
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,831	5,835,473
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		11,863	11,714,219
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		6,325	6,346,745

			$134,577,079

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,375,546
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,898	2,912,637
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,226,163
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,144	6,169,082
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,084	9,220,615
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		6,301	6,319,930
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,608	11,651,279
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,025,000
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	45,485,964
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		16,217	16,267,678
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,448	8,194,356
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,475	9,504,609
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,488	7,544,457

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)		43,075	$42,953,873
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,804	9,139,278
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,739,842
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,163	15,229,742
Visteon Corporation
Term Loan, 3.86%, (USD LIBOR + 1.75%), Maturing March 24, 2024(4)		2,500	2,501,173

			$262,461,224

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,580	$5,613,299
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,139	4,157,604
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		9,923	9,129,587
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000

			$21,225,490

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,747	$15,825,681
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK)), Maturing May 23, 2021		25,447	25,548,211
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		6,040	6,092,850
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,857,000
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,446	8,319,433

			$59,643,175

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		33,708	$33,606,866
Beacon Roofing Supply, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,608	6,614,927
Capital Automotive L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,805	4,801,192
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		13,667	13,735,059
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,459	15,500,379
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(4)		41,183	41,216,917
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)		11,175	11,105,156
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,714	9,749,982

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	$10,117,161
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		38,680	38,679,808
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,478	21,525,456
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,849	10,898,446
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		7,562	7,563,891
Werner FinCo L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,392	8,245,419
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,889	7,985,644

			$241,346,303

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,514	$9,891,212
Adtalem Global Education, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		4,550	4,584,125
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		32,309	32,401,566
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,869,395
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,489,457
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(5)	EUR	16,825	19,575,941
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)		34,775	34,800,838
Term Loan, Maturing June 27, 2025(5)	EUR	3,450	4,048,881
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,965	6,000,371
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		23,588	23,661,425
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,252	9,222,839
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		18,150	18,209,550
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		83,581	83,555,303
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,403	17,467,387
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		3,441	3,473,637
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,388	22,824,959
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		17,019	17,041,715

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Duff & Phelps Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		4,239	$4,245,052
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,564	14,490,682
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(6)		10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		10,387	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		53,476	53,693,601
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,303	4,335,650
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		9,283	9,283,401
First Data Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		13,845	13,859,015
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		49,379	49,432,134
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,551	20,702,270
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	14,329	11,042,297
Gartner, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,813	2,816,016
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,345	6,360,549
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)		763	767,266
Term Loan, Maturing August 27, 2025(5)		5,338	5,370,859
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,706	32,841,239
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		15,973	16,092,609
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	19,284	22,317,511
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		10,000	9,899,938
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,121	13,219,548
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,191	14,250,199
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		62,791	63,058,719
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		8,283	8,313,992
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,693	21,359,458
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,345	10,131,540
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,275	6,290,687
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		5,550	5,581,219

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,302	$17,348,785
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		12,365	12,499,153
ServiceMaster Company
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		36,839	36,926,493
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		2,693	2,703,910
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		21,829	21,877,257
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		39,239	39,390,111
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,554	9,576,190
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,631	10,668,660
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,225	5,242,964
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,677,834
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		4,008	4,010,457
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		20,823	20,832,578
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,024	13,040,437
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,544	1,539,702
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,950	3,955,759
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		14,726	14,747,907
ZPG PLC
Term Loan, Maturing June 30, 2025(5)	EUR	4,975	5,819,942
Term Loan, Maturing June 30, 2025(5)	GBP	8,675	11,400,600

			$1,007,968,316

Cable and Satellite Television — 3.8%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,099	$40,169,114
Cogeco Communications (USA) II L.P.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	6,183,220
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,462	34,336,144
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,389	14,378,448
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,878	11,206,750
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,441	19,521,394
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		25,094	24,902,249
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		26,575	26,458,734
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	6,000	6,948,352

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	$1,498,125
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		20,100	20,066,493
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	15,000	17,524,586
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,166,203
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,553,341
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,062,902
Virgin Media Investment Holdings Limited
Term Loan, 3.82%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	16,808,696
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	26,504,393
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,542,131

			$422,831,275

Chemicals and Plastics — 3.5%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		6,741	$6,753,242
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,825	3,832,157
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,262	6,285,232
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,610	42,654,358
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	580,534
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,741,601
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,457	7,575,192
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,283	5,316,297
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,824	3,842,272
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,907	3,925,800
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,209	9,253,278
Flint Group GmbH
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,748	2,600,183
Flint Group US, LLC
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		16,622	15,728,975
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,089	10,113,951
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,329	22,365,968
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,029	39,552,421
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,587	7,584,242
Invictus U.S., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,586	5,603,456

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	$7,808,734
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		10,397	10,450,201
MacDermid, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,923,908
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,515,330
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,185,537
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		7,205	7,231,672
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		29,101	29,130,422
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		4,190	4,215,684
Proampac PG Borrower, LLC
Term Loan, 5.63%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		5,505	5,526,045
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		919	928,326
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,208	5,260,500
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		3,835	3,837,535
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,671,291
Trinseo Materials Operating S.C.A.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,085	4,094,493
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,953	13,038,434
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,893	30,088,693
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,595	8,689,768
Univar, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		12,126	12,176,163
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,293	4,319,391
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,772	5,791,126

			$389,192,412

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 18, 2025		10,275	$10,223,625

			$10,223,625

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,822	$2,821,500
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,967,852

			$9,789,352

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 2.9%
Anchor Glass Container Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,590	$5,101,020
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		4,900	4,904,209
Berry Global, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		15,319	15,367,533
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,406	7,420,137
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		26,337	26,301,371
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,263	6,287,579
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,675	7,829,194
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		7,300	7,331,938
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,687	41,661,307
Term Loan, 5.75%, (6 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,575	17,618,937
Libbey Glass, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,377	10,286,321
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,075	7,102,635
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		60,193	60,456,150
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		9,979	9,984,852
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, Maturing March 13, 2022(5)	EUR	2,522	2,956,504
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		23,046	23,151,791
Trident TPI Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		15,347	15,322,657
Verallia Packaging S.A.S.
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	28,357	32,868,902
Term Loan, Maturing August 29, 2025(5)	EUR	16,850	19,637,047

			$321,590,084

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		24,580	$24,405,536

			$24,405,536

Drugs — 3.2%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,409	$15,425,897
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,123	19,242,377
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		40,716	40,698,610
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,752	29,913,020
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		66,413	66,566,525

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,247	$52,386,019
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	15,931	15,963,818
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	68,106	68,225,448
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,494	20,222,073
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,726	9,657,546
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,027	9,072,512
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,647,094

		$352,020,939

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.19%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	40,238	$40,344,771
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	6,057	6,143,784
Clean Harbors, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,143	3,147,179
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	16,300	16,463,000
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(2)	3,149	3,145,235
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	25,351	25,319,140
Wastequip, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	1,496	1,505,135
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	7,965	7,988,471

		$104,056,715

Electronics/Electrical — 9.5%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	37,782	$37,304,034
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	4,633	4,540,605
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	29,383	29,536,001
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	21,172	21,219,712
Term Loan - Second Lien, 11.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	4,335	4,352,609
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	17,002	17,082,451
Barracuda Networks, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	18,000	18,028,116
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	9,425	9,457,988
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,033	13,104,427

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Celestica, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 14, 2025		4,725	$4,722,047
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,626,517
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		7,320	7,333,412
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		10,944	11,009,734
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024		10,898	10,941,954
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,051	13,181,763
Energizer Holdings, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,297	8,328,548
Term Loan, Maturing June 30, 2025(5)		6,525	6,546,748
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,250,799
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		11,738	11,743,554
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,022	7,057,047
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,448	5,454,435
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		9,554	9,588,286
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		4,239	4,244,674
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		56,740	56,916,965
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		13,026	13,111,661
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,978	3,488,268
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		30,902	31,056,176
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,496	17,643,701
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,643,331
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,026	7,063,956
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,513	40,733,464
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,296	6,311,462
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,555	40,437,193
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,910	5,891,282
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,463	19,320,764
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		30,450	30,579,413
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		853	860,872

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,367	$3,357,096
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		14,425	14,431,015
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,176,359
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		12,698	12,795,958
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,910	39,785,281
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		471	454,357
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		57,592	55,720,535
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		18,349	18,423,534
Southwire Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		6,875	6,902,500
Sparta Systems, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,474	3,334,800
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		20,878	20,979,175
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		54,430	54,693,162
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,252	18,320,711
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		2,023	1,951,893
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,822	2,836,784
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,852	24,996,549
TTM Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,582	3,587,662
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,906	50,136,585
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		21,850	22,011,144
Veritas Bermuda, Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		22,720	21,073,006
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		18,212	18,276,118
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,617	7,779,209
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,458	8,438,115
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,492	11,507,884

			$1,043,683,401

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		77,512	$77,076,008

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	$1,003,333
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,983	7,031,957

			$85,111,298

Financial Intermediaries — 3.2%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		33,635	$33,845,526
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,234	13,269,230
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		37,427	35,602,461
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		3,317	3,331,655
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,017	3,040,068
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,362	1,584,508
Term Loan, Maturing February 6, 2025(5)	EUR	7,263	8,509,854
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(5)		22,475	22,475,000
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,314	11,343,721
Franklin Square Holdings L.P.
Term Loan, Maturing July 25, 2025(5)		6,525	6,549,469
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		35,428	35,693,475
Geo Group, Inc. (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 22, 2024		2,308	2,302,523
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		12,358	12,466,259
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		15,885	15,944,757
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		37,065	37,157,938
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		16,283	16,306,746
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,985	1,992,444
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		14,900	14,932,383
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,560,419
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		25,374	25,468,652
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,882	2,898,292
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,455	10,363,315
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,958	7,001,047

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		4,013	$4,028,707
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		7,470	7,479,087
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,573	11,660,116

			$346,807,652

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		34,649	$32,657,050
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		3,713	3,711,117
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,042	5,038,774
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,725	8,730,453
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,453	23,366,597
Dole Food Company, Inc.
Term Loan, 4.84%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,971	19,983,579
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	26,350	30,651,099
Term Loan, 3.93%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	10,010	13,074,634
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		8,450	8,401,590
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,804,472
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		15,565	15,642,668
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,226,580
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		20,951	21,003,160
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		92,997	93,021,624
Mastronardi Produce Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 18, 2025		3,325	3,358,250
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	7,934,747
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,584	6,573,217
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		7,325	7,313,558
Pinnacle Foods Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		4,576	4,583,670
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		20,252	20,283,028
Refresco Group B.V.
Term Loan, Maturing March 28, 2025(5)	EUR	1,500	1,740,687
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,020,485

			$353,121,039

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		84,941	$85,002,552
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		10,274	10,309,573
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)		7,325	7,288,375
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		11,926	12,024,768
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,096	20,122,821
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,007	9,088,130
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,919	3,943,242
TKC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		10,640	10,651,953
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,361	12,383,993
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,282,012

			$180,097,419

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,702	$14,654,423
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,610	8,585,550
Term Loan, Maturing May 2, 2023(5)		13,775	13,775,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,028	50,765,664
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,346	5,396,119
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	11,175	14,117,701
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,300,430
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,181	2,189,430
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,635	3,649,049

			$118,433,366

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		10,013	$10,050,586

			$10,050,586

Health Care — 8.1%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,062	$3,078,287
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		22,775	22,823,397
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		17,825	17,580,068
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,560	11,627,429
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,602,875

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,132	$7,165,560
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,494	2,928,824
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,954	2,974,626
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,308	18,470,099
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(4)		10,742	10,258,250
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,800	11,682,000
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,158	6,149,496
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		36,550	36,677,280
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		17,241	16,983,793
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		9,500	9,528,036
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,688	5,716,817
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,505	9,540,366
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,547	5,600,283
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,725	11,265,316
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,749	25,746,168
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	9,963,081
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		42,274	42,320,010
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		6,917	6,934,233
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,865	18,977,463
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		24,630	24,798,579
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		10,450	10,450,000
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		11,249	11,310,439
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		40,710	40,881,279
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		12,120	12,104,475
HCA, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025		4,090	4,118,333
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		14,278	14,260,402
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		14,225	13,949,391

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	9,675	$9,702,113
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,580	12,587,800
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,571	27,692,125
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	31,852	31,967,807
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,513,500
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	4,192	3,856,210
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,429	8,439,037
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	7,225	7,306,281
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	49,595	49,653,164
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,320	5,344,729
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,114	7,140,928
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,258	1,808,268
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,700	19,962,966
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	41,210	41,245,233
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,274	33,236,130
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	13,154	13,170,869
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,391	13,458,395
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	6,775	6,783,469
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,358	15,473,331
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	17,306	17,388,868
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,278	11,295,784
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	5,650	5,688,844
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,932	18,959,540
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,807	4,811,160
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,575	40,483,832
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,638	8,677,337
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,903	15,919,955

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,274	$5,253,724

			$893,288,054

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		18,432	$18,340,192
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,180	44,008,563

			$62,348,755

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,558	$27,661,582
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)		1,031	1,024,233
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		4,558	4,529,415
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,460	21,480,018
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,520,328
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,520	7,576,182
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	286	332,901
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	716	832,253
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,722	3,168,272
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,804	7,920,681
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		2,697	2,709,270
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,477	9,539,625
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,757	5,792,478
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		7,637	7,641,398
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,380	28,548,640
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,414	5,158,857
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,870	21,981,485
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,284	7,330,275
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,355	13,407,696
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,554	11,125,911
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		37,344	37,479,807
Harsco Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		3,639	3,662,616
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,963	4,988,345
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,781	28,745,383
Minimax GmbH & Co. KG
Term Loan, Maturing June 14, 2025(5)	EUR	3,475	4,086,348
Term Loan, Maturing June 14, 2025(5)		5,075	5,103,547

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,963	$14,050,764
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,668	2,655,304
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,975	9,999,938
Rexnord, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		23,084	23,146,808
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		11,247	11,218,695
Shape Technologies Group, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		9,925	9,900,188
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,403,228
Terex Corporation
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,963	2,966,819
Thermon Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,714	3,728,178
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,509	36,001,433
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,784,410

			$414,203,311

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		26,937	$26,962,703
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		37,064	37,061,202
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		28,270	28,302,019
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,470	33,478,924
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,975	29,457,926
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	6,583,654
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		57,650	57,676,461
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		26,050	26,031,036
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,368	12,361,992
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,722	37,683,283

			$295,599,200

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,024	$10,048,564
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,618	47,722,438
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		44,104	44,025,550

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Horizons Family Solutions, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		10,492	$10,505,303
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		12,095	12,006,535
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	21,148,441
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,676	11,234,198
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		22,893	22,851,281
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		22,435	22,353,937
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,986	17,076,250
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	8,800	10,206,671
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		279	281,531
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,159	2,181,867
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,524	42,586,243
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		997	999,442
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		17,302	17,265,308
SRAM, LLC
Term Loan, 4.95%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		24,009	24,121,502
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,850	9,911,877
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,524	15,601,117

			$349,983,407

Lodging and Casinos — 4.0%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		13,232	$13,235,554
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	5,600	6,572,916
Boyd Gaming Corporation
Term Loan, 4.45%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,113	12,190,143
Churchill Downs Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,483	3,491,206
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		29,914	29,983,191
Eldorado Resorts, LLC
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,596	11,614,584
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		26,559	26,569,068
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		9,161	9,169,093
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		43,663	43,856,965

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	14,575	$16,974,795
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,802,589
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,569	12,605,162
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,664,125
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	47,816,969
Hospitality Investors Trust
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	5,067,360
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,128	17,125,451
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		29,105	29,132,098
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,154	27,968,811
Richmond UK Bidco Limited
Term Loan, 4.93%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,761,397
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	13,144,408
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		49,225	49,759,091
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		24,293	24,348,862
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,900	14,951,882

			$434,805,720

Nonferrous Metals/Minerals — 0.6%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,835	$14,872,078
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		22,092	20,775,368
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,878	221,867
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		7,191	7,298,484
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,670,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	10,625	12,381,628
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,764	1,747,020

			$65,966,445

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		21,762	$21,925,660
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,125	4,143,014
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,920	7,660,129

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)	12,500	$12,382,500
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	15,641	15,733,499
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025	4,314	4,327,669
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	25,506	25,633,131
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	2,952	2,866,990
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,240	11,408,664
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,264	14,371,232
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	5,237	5,155,569
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,879	9,907,112
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	9,328	9,368,936
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	940	847,154
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,520	2,271,524
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,119	16,329,306
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,779	1,585,899
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,912	2,596,405
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	21,975	19,594,295
Southcross Energy Partners L.P.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,706	6,597,856
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,572,182

		$209,278,726

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	12,456	$12,471,445
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,213	43,368,199
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	12,077	11,654,015
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,085	6,092,356
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	10,074	10,094,984
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	6,803	6,871,097
Multi Color Corporation
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,472	3,472,310
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,831	3,837,933
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	14,163	14,278,011
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	8,027	3,854,504

		$115,994,854

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,661,232
AP NMT Acquisition B.V.
Term Loan, 8.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,753	3,772,758
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,128	15,080,626
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	49,176	48,684,637
E.W. Scripps Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,144	4,150,595
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,059	11,938,286
Gray Television, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,821,509
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,181	10,210,804
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	33,740	26,246,741
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	4,152,251
Mission Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,898	2,905,685
Nexstar Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	21,742	21,796,268
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,133	12,159,860
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,258	14,266,786
Term Loan, Maturing December 12, 2024(5)	34,000	34,012,580
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,604	65,739,346

		$288,599,964

Retailers (Except Food and Drug) — 2.5%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$12,860,519
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,605	12,702,437
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	13,876	13,927,157
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,984	21,019,501
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	270	269,647
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	21,918,745
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	23,981	23,651,456
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,059	12,149,317
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	8,190	8,145,635

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,846	$5,832,628
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,149	19,734,958
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,358	12,141,858
Neiman Marcus Group Ltd., LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,438	20,737,098
Party City Holdings, Inc.
Term Loan, 5.62%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	11,566	11,590,532
PetSmart, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,968	36,649,442
PFS Holding Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,006	5,828,422
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,480	8,295,000
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,703	4,708,378
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,200	6,235,650
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,791	6,743,128
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,053	14,043,826

		$279,185,334

Steel — 0.9%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	3,000	$3,037,500
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	17,487	17,547,052
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	32,475	32,515,594
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	9,019	8,973,656
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,800	9,886,191
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	30,199	30,259,391

		$102,219,384

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	9,934	$9,983,453
Avis Budget Car Rental, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,731	5,748,463
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,454	10,447,026
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,389	1,375,105
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	4,568	4,521,886
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	6,898	6,916,202

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,504	$25,009,916
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,798,563

			$70,800,614

Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,213	$56,431,778
Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		15,264	15,330,547
Consolidated Communications, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		880	871,814
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,811	11,308,807
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	30,450	35,352,011
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,533	21,276,802
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	19,080,539
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,175	19,622,845
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,203,562
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,358,826
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,115,500
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		4,724	4,741,619
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,862	12,454,881
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		16,250	16,247,969
SBA Senior Finance II, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		33,153	33,118,007
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		60,638	60,721,547
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,372	11,405,853
TDC A/S
Term Loan, Maturing May 31, 2025(5)		22,450	22,623,045
Term Loan, Maturing May 31, 2025(5)	EUR	52,825	61,721,246
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		46,906	46,925,971

			$510,913,169

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(5)		27,625	$27,846,580
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,655	2,660,462

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Calpine Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		4,839	$4,849,337
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		47,374	47,457,606
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,467	5,459,917
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	1,724,677
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,534	37,924,536
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,754	2,755,596
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,457	1,464,903
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		22,752	22,879,957
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,541	3,056,630
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,181	6,238,502
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,221	11,316,159
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		4,738	4,744,290
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		12,675	12,667,953

			$193,047,105

Total Senior Floating-Rate Loans (identified cost $9,893,725,040)			$9,784,870,328

Corporate Bonds & Notes — 2.7%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,104,573

			$7,104,573

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		15,600	$15,912,000

			$15,912,000

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(8)		3,635	$3,430,531

			$3,430,531

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,616,125
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,215,000

			$19,831,125

25

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		23,743	$23,815,556
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,068,912

			$33,884,468

Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)		11,092	$11,607,223
7.00%, 3/15/24(8)		14,419	15,341,816
5.50%, 11/1/25(8)		19,675	19,767,276

			$46,716,315

Entertainment — 0.1%
Vue International Bidco PLC
4.929%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,123,464

			$10,123,464

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,333,066

			$2,333,066

Food Products — 0.1%
Albertsons Cos., Inc.
6.085%, (3 mo. USD LIBOR + 3.75%), 1/15/24(8)(9)		6,000	$6,090,000
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,428	1,872,545

			$7,962,545

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(8)		13,105	$13,129,572
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,132,050
6.25%, 3/31/23		16,650	15,567,750
HCA, Inc.
4.75%, 5/1/23		9,766	9,917,373
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,262,125
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,031,250
4.375%, 10/1/21		9,700	9,712,125

			$79,752,245

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,415,000

			$8,415,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,643,750

			$11,643,750

26

Security	Principal Amount* (000’s omitted)		Value
Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$7,060,290
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,691,439
5.125%, 2/15/25(8)		5,500	5,115,000

			$14,866,729

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$8,910,500

			$8,910,500

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,336,696

			$7,336,696

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,063,750
5.875%, 1/15/24(8)		5,000	5,037,500
5.25%, 6/1/26(8)		10,925	10,365,094

			$18,466,344

Total Corporate Bonds & Notes (identified cost $302,671,886)			$296,689,351

Asset-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)		$2,500	$2,500,000
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)		3,000	3,000,000
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)		3,525	3,542,918
Apidos CLO XX
Series 2015-20A, Class DR, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)		2,375	2,362,287
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(11)		2,500	2,500,000
Series 2018-49A, Class E, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(11)		3,500	3,500,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.236%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		3,000	2,944,794
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)		5,000	4,981,965
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)		4,000	4,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)		2,500	2,472,412
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(11)		1,250	1,250,000
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(11)		3,500	3,500,000
Series 2018-1A, Class C, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)		3,500	3,474,177

27

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	$5,000	$4,962,610
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(8)(9)	3,000	2,973,000
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,337,943
Series 2018-14A, Class D, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,488,908
Series 2018-5BA, Class C, 5.047%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,981,325
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,446,898
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,509,287
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,450	4,471,894
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	3,500	3,502,341
BlueMountain CLO XXII, Ltd.
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,500,000
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	2,000,000
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.233%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,854,535
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,952,784
Series 2017-1A, Class E, 8.589%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)	3,250	3,260,082
Series 2018-1A, Class D, 4.945%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	3,006,605
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,716,860
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.153%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,980,825
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,529,146
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,231
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	2,137,754
Series 2014-4RA, Class C, 4.887%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	2,004,483
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,515,026
Dryden CLO, Ltd.
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,494,350
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,995,878
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,963,295
Series 2015-41A, Class ER, 7.639%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,441
Series 2016-42A, Class DR, 5.269%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,232
Series 2016-42A, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,515,317
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.984%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,537,102
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.348%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,510,112
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,000,000
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,970,000
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.435%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,511,745
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.655%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,907,192
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.831%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	910,247

28

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	$3,000	$2,977,389
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,947,986
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	2,000,000
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.433%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,505,597
Series 2018-2A, Class D, 8.283%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,923,885
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,483,782
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,616,915
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(11)	2,500	2,500,000
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(11)	3,500	3,500,000
Voya CLO, Ltd.
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,926,140
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(8)(9)	2,500	2,468,467
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	2,000,000
Series 2015-1A, Class DR, 7.848%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,500,000
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.648%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	2,957,163

Total Asset-Backed Securities (identified cost $187,315,367)		$187,538,325

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)(14)	950	$11,314,414
IAP Global Services, LLC(3)(12)(13)(14)	1,627	14,533,064

		$25,847,478

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	88,506	$3,186,216

		$3,186,216

Business Equipment and Services — 0.4%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	39,588,006

		$39,588,006

Electronics/Electrical — 0.1%
Answers Corp.(3)(12)(13)	906,100	$6,614,530

		$6,614,530

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	421,318	$33,706

		$33,706

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	304,664	$0

		$0

29

Security	Shares	Value
Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(12)(13)	498,342	$33,887,256
Fieldwood Energy, Inc.(12)(13)	51,241	2,767,014
Fieldwood Energy, Inc.(12)(13)	221,919	11,983,626
Paragon Offshore Finance Company, Class A(12)(13)	42,177	44,813
Paragon Offshore Finance Company, Class B(12)(13)	21,089	645,851
Samson Resources II, LLC, Class A(12)(13)	435,055	10,332,556
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	307,440

		$59,968,556

Publishing — 0.3%
Cumulus Media, Inc., Class A(12)(13)	551,505	$9,237,709
Cumulus Media, Inc., Class B(12)(13)	93,069	1,570,539
ION Media Networks, Inc.(3)(12)(13)	28,605	20,687,994

		$31,496,242

Total Common Stocks (identified cost $59,359,829)		$166,734,734

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$51,975,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$51,975,000

Short-Term Investments — 7.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(15)	836,856,234	$836,856,234

Total Short-Term Investments (identified cost $836,857,461)		$836,856,234

Total Investments — 103.0% (identified cost $11,337,178,163)		$11,324,663,972

Less Unfunded Loan Commitments — (0.2)%		$(25,505,983)

Net Investments — 102.8% (identified cost $11,311,672,180)		$11,299,157,989

30

Value
Other Assets, Less Liabilities — (2.8)%	$(309,586,039)

Net Assets — 100.0%	$10,989,571,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $373,960,157 or 3.4% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after July 31, 2018.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $9,141,200.

31

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	27,538,564	USD	32,247,659	State Street Bank and Trust Company	8/1/18	$—	$(45,440)
EUR	27,538,564	USD	32,247,934	State Street Bank and Trust Company	8/1/18	—	(45,716)
USD	11,316,418	CAD	14,508,836	HSBC Bank USA, N.A.	8/31/18	157,469	—
USD	2,904,848	EUR	2,498,759	HSBC Bank USA, N.A.	8/31/18	—	(23,180)
USD	32,317,745	EUR	27,538,564	State Street Bank and Trust Company	8/31/18	48,262	—
USD	2,976,582	EUR	2,510,003	State Street Bank and Trust Company	8/31/18	35,379	—
USD	2,955,864	EUR	2,493,470	State Street Bank and Trust Company	8/31/18	34,035	—
USD	2,693,040	EUR	2,272,747	State Street Bank and Trust Company	8/31/18	29,852	—
USD	2,948,399	EUR	2,500,000	State Street Bank and Trust Company	8/31/18	18,917	—
USD	3,527,574	EUR	2,996,250	State Street Bank and Trust Company	8/31/18	16,591	—
USD	138,517,701	EUR	119,301,714	State Street Bank and Trust Company	8/31/18	—	(1,279,150)
USD	3,369,093	GBP	2,502,031	State Street Bank and Trust Company	8/31/18	81,207	—
USD	2,710,524	GBP	2,022,824	State Street Bank and Trust Company	8/31/18	52,358	—
USD	2,022,252	GBP	1,505,765	State Street Bank and Trust Company	8/31/18	43,545	—
USD	2,932,825	EUR	2,489,794	Citibank, N.A.	9/28/18	9,108	—
USD	169,066,193	EUR	145,162,315	Goldman Sachs International	9/28/18	—	(1,395,112)
USD	7,052,667	EUR	5,994,848	JPMorgan Chase Bank, N.A.	9/28/18	13,032	—
USD	2,919,560	EUR	2,489,165	State Street Bank and Trust Company	9/28/18	—	(3,419)
USD	3,735,748	EUR	3,196,431	State Street Bank and Trust Company	9/28/18	—	(17,760)
USD	13,071,863	EUR	11,168,875	State Street Bank and Trust Company	9/28/18	—	(43,532)
USD	193,179,453	EUR	164,795,138	Goldman Sachs International	10/31/18	—	(836,335)
USD	32,469,785	EUR	27,538,564	State Street Bank and Trust Company	10/31/18	48,220	—
USD	62,980,574	GBP	47,846,417	State Street Bank and Trust Company	10/31/18	—	(64,676)

						$587,975	$(3,754,320)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $587,975 and $3,754,320, respectively.

32

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2018, the value of the Portfolio’s investment in affiliated companies was $25,847,478, which represents 0.24% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended July 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$25,847,478	$—	$—	$(833,914)

*	The related industry is the same as the presentation in the Portfolio of Investments.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,725,208,569	$34,155,776	$9,759,364,345
Corporate Bonds & Notes	—	296,689,351	—	296,689,351
Asset-Backed Securities	—	187,538,325	—	187,538,325
Common Stocks	—	79,697,476	87,037,258	166,734,734
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	51,975,000	—	—	51,975,000
Short-Term Investments	—	836,856,234	—	836,856,234
Total Investments	$51,975,000	$11,125,989,955	$121,193,034	$11,299,157,989
Forward Foreign Currency Exchange Contracts	$—	$587,975	$—	$587,975
Total	$51,975,000	$11,126,577,930	$121,193,034	$11,299,745,964

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,754,320)	$—	$(3,754,320)
Total	$—	$(3,754,320)	$—	$(3,754,320)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

33

Eaton Vance

Global Income Builder Fund

July 31, 2018 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $340,901,985 and the Fund owned 98.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 58.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	79,348	$1,653,020

		$1,653,020

Auto Components — 0.5%
Continental AG	7,656	$1,764,371

		$1,764,371

Banks — 5.3%
Canadian Imperial Bank of Commerce	25,753	$2,350,307
Danske Bank A/S	37,509	1,090,031
ING Groep NV	125,375	1,916,576
JPMorgan Chase & Co.	18,531	2,130,138
KeyCorp	114,549	2,390,638
Nordea Bank AB	167,057	1,775,458
Societe Generale SA	30,249	1,349,044
Sumitomo Mitsui Financial Group, Inc.	38,669	1,534,685
UniCredit SpA	78,796	1,391,312
Wells Fargo & Co.	46,217	2,647,772

		$18,575,961

Beverages — 1.6%
Anheuser-Busch InBev SA/NV	21,346	$2,172,255
Constellation Brands, Inc., Class A	5,258	1,105,389
Diageo PLC	59,683	2,189,618

		$5,467,262

Building Products — 0.7%
Assa Abloy AB, Class B	116,478	$2,299,332

		$2,299,332

Chemicals — 1.6%
BASF SE	25,134	$2,409,307
Ecolab, Inc.	17,169	2,415,679
Sika AG	4,518	641,503

		$5,466,489

Commercial Services & Supplies — 1.0%
Republic Services, Inc.	24,858	$1,801,708
SECOM Co., Ltd.	20,662	1,579,248

		$3,380,956

Construction & Engineering — 0.0%(1)
Abengoa SA, Class A(2)	36,194	$1,207
Abengoa SA, Class B(2)	374,261	4,357

		$5,564

1

Security	Shares	Value
Consumer Finance — 1.2%
Discover Financial Services	20,689	$1,477,401
Navient Corp.	114,083	1,507,036
OneMain Holdings, Inc.(2)	32,966	1,096,120

		$4,080,557

Diversified Financial Services — 1.1%
ORIX Corp.	230,814	$3,738,607

		$3,738,607

Electric Utilities — 1.7%
Iberdrola SA	290,713	$2,260,262
NextEra Energy, Inc.	21,577	3,615,011

		$5,875,273

Electrical Equipment — 1.5%
Legrand SA	24,361	$1,788,044
Melrose Industries PLC	1,266,410	3,583,498

		$5,371,542

Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	26,468	$2,225,694
Keyence Corp.	3,847	2,034,941

		$4,260,635

Energy Equipment & Services — 0.4%
Halliburton Co.	32,565	$1,381,407

		$1,381,407

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	24,440	$3,622,986
Equity Residential	21,963	1,437,039

		$5,060,025

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	23,820	$1,725,759
Boston Scientific Corp.(2)	87,159	2,929,414
Danaher Corp.	18,638	1,911,886

		$6,567,059

Health Care Providers & Services — 0.8%
Anthem, Inc.	6,800	$1,720,400
UnitedHealth Group, Inc.	4,562	1,155,190

		$2,875,590

Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC	98,554	$2,119,830

		$2,119,830

Household Products — 0.6%
Reckitt Benckiser Group PLC	22,213	$1,980,301

		$1,980,301

Insurance — 2.3%
AIA Group, Ltd.	177,739	$1,555,848
Aviva PLC	384,062	2,517,034
Chubb, Ltd.	14,522	2,029,014
Prudential PLC	87,037	2,053,510

		$8,155,406

2

Security	Shares	Value
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(2)	3,094	$5,499,399

		$5,499,399

Internet Software & Services — 2.8%
Alphabet, Inc., Class C(2)	6,420	$7,814,809
Facebook, Inc., Class A(2)	12,007	2,072,168

		$9,886,977

IT Services — 0.6%
Visa, Inc., Class A	14,616	$1,998,592

		$1,998,592

Life Sciences Tools & Services — 0.7%
Lonza Group AG	7,838	$2,412,672

		$2,412,672

Machinery — 3.7%
Atlas Copco AB, Class A	51,120	$1,463,893
Fortive Corp.	21,035	1,726,553
ITT, Inc.	38,536	2,183,835
Komatsu, Ltd.	68,366	2,020,085
MISUMI Group, Inc.	46,383	1,185,031
Parker-Hannifin Corp.	11,987	2,026,403
Xylem, Inc.	30,625	2,344,650

		$12,950,450

Media — 0.6%
Walt Disney Co. (The)	19,721	$2,239,517

		$2,239,517

Metals & Mining — 0.7%
Rio Tinto, Ltd.	38,711	$2,339,582

		$2,339,582

Multi-Utilities — 0.8%
CMS Energy Corp.	60,400	$2,919,736

		$2,919,736

Oil, Gas & Consumable Fuels — 3.6%
BP PLC	438,795	$3,297,737
ConocoPhillips	32,481	2,344,154
Exxon Mobil Corp.	46,583	3,796,980
Phillips 66	16,937	2,089,010
Seven Generations Energy, Ltd., Class A(2)	77,911	890,001

		$12,417,882

Personal Products — 1.0%
Unilever PLC	59,037	$3,372,486

		$3,372,486

Pharmaceuticals — 3.8%
Bayer AG	20,660	$2,300,018
Eli Lilly & Co.	23,758	2,347,528
GlaxoSmithKline PLC	34,618	719,024
Johnson & Johnson	27,145	3,597,256
Novo Nordisk A/S, Class B	41,872	2,083,018
Zoetis, Inc.	26,814	2,318,875

		$13,365,719

3

Security	Shares	Value
Professional Services — 0.6%
Verisk Analytics, Inc.(2)	20,463	$2,263,617

		$2,263,617

Road & Rail — 0.9%
CSX Corp.	43,661	$3,085,960

		$3,085,960

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV	19,179	$4,107,533
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,721	2,584,732

		$6,692,265

Software — 2.3%
Activision Blizzard, Inc.	33,477	$2,457,881
Microsoft Corp.	52,435	5,562,305

		$8,020,186

Specialty Retail — 2.4%
Home Depot, Inc. (The)	11,446	$2,260,814
Industria de Diseno Textil SA	78,433	2,570,297
TJX Cos., Inc. (The)	22,524	2,190,684
Ulta Beauty, Inc.(2)	4,748	1,160,364

		$8,182,159

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	21,191	$4,032,435
HP, Inc.	128,226	2,959,456

		$6,991,891

Textiles, Apparel & Luxury Goods — 1.3%
adidas AG	8,276	$1,829,769
LVMH Moet Hennessy Louis Vuitton SE	4,949	1,724,667
Samsonite International SA(3)	210,138	794,185

		$4,348,621

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.(2)	102,984	$1,285,240

		$1,285,240

Tobacco — 0.7%
British American Tobacco PLC	43,386	$2,385,026

		$2,385,026

Wireless Telecommunication Services — 0.4%
Tele2 AB, Class B	114,779	$1,540,144

		$1,540,144

Total Common Stocks (identified cost $185,790,465)		$204,277,308

Preferred Stocks — 1.8%

Security	Shares	Value
Banks — 0.8%
AgriBank FCB, 6.875% to 1/1/24(4)	9,798	$1,053,285
CoBank ACB, Series F, 6.25% to 10/1/22(4)	8,600	898,700
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	119,862
First Republic Bank, Series G, 5.50%	2,950	73,809

4

Security	Shares	Value
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	13,000	$349,700
Wells Fargo & Co., Series Y, 5.625%	4,650	116,994

		$2,612,350

Electric Utilities — 0.1%
SCE Trust VI, 5.00%	15,350	$350,748

		$350,748

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	18,075	$348,667
DDR Corp., Series A, 6.375%	10,450	268,669
DDR Corp., Series K, 6.25%	1,950	47,287
Spirit Realty Capital, Inc., Series A, 6.00%	9,024	212,064
Summit Hotel Properties, Inc., Series E, 6.25%	5,735	135,117
Vornado Realty Trust, Series K, 5.70%	21,500	546,745

		$1,558,549

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$478,225
Ocean Spray Cranberries, Inc., 6.25%(3)	540	49,410

		$527,635

Insurance — 0.0%(1)
PartnerRe, Ltd., Series I, 5.875%	5,061	$128,347

		$128,347

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	17,150	$435,096

		$435,096

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$231,412

		$231,412

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	23,750	$530,100

		$530,100

Total Preferred Stocks (identified cost $6,428,338)		$6,374,237

Corporate Bonds & Notes — 34.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.3%
BBA US Holdings, Inc., 5.375%, 5/1/26(3)	29	$29,290
BWX Technologies, Inc., 5.375%, 7/15/26(3)	186	189,255
TransDigm UK Holdings PLC, 6.875%, 5/15/26(3)	200	205,500
TransDigm, Inc., 6.00%, 7/15/22	500	510,100
TransDigm, Inc., 6.375%, 6/15/26	110	110,825
TransDigm, Inc., 6.50%, 5/15/25	30	30,684

		$1,075,654

5

Security	Principal Amount* (000’s omitted)		Value
Auto Components — 0.1%
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	$218,325
Wabash National Corp., 5.50%, 10/1/25(3)		145	137,750

			$356,075

Banks — 2.1%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)		200	$208,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(5)		400	369,000
Banco do Brasil SA, 6.25% to 4/15/24(3)(4)(5)		859	726,929
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(5)		618	644,883
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(5)		220	218,515
CIT Group, Inc., 5.375%, 5/15/20		33	34,073
CIT Group, Inc., 6.125%, 3/9/28		105	110,513
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)		195	198,656
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(5)		355	368,085
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(5)		327	348,839
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(5)		208	214,968
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)		220	223,300
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(5)		460	452,525
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		215	235,156
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(5)		993	1,023,863
M&T Bank Corp., Series F, 5.125% to 11/1/26(4)(5)		280	278,950
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(4)(5)		170	169,150
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(5)		389	414,137
Societe Generale SA, 6.75% to 4/6/28(3)(4)(5)		535	512,931
UniCredit SpA, 8.00% to 6/3/24(4)(5)(6)		610	590,130
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(5)		88	87,340

			$7,430,693

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,259,440

			$1,259,440

Building Products — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		210	$206,588
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,040,000
Standard Industries, Inc., 5.50%, 2/15/23(3)		85	87,023
Standard Industries, Inc., 6.00%, 10/15/25(3)		525	534,187
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	598,500

			$2,466,298

Capital Markets — 0.8%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(3)		400	$391,836
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(5)		450	434,250
UBS Group AG, 6.875% to 8/7/25(4)(5)(6)		833	852,760
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,202,925

			$2,881,771

Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$425,829
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,516

6

Security	Principal Amount* (000’s omitted)		Value
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	$112,046
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		375	387,187

			$955,578

Chemicals — 1.2%
Chemours Co. (The), 4.00%, 5/15/26	EUR	1,175	$1,389,492
Chemours Co. (The), 7.00%, 5/15/25		145	155,875
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		215	206,669
OCI N.V., 5.00%, 4/15/23(6)	EUR	785	968,789
SPCM SA, 4.875%, 9/15/25(3)		65	62,400
Tronox Finance PLC, 5.75%, 10/1/25(3)		220	212,575
Tronox, Inc., 6.50%, 4/15/26(3)		235	234,412
Valvoline, Inc., 5.50%, 7/15/24		45	45,562
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	106,950
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	765,000

			$4,147,724

Commercial Services & Supplies — 2.4%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$168,300
Algeco Global Finance PLC, 6.50%, 2/15/23(6)	EUR	675	820,892
Clean Harbors, Inc., 5.125%, 6/1/21		400	402,000
Covanta Holding Corp., 5.875%, 3/1/24		500	501,250
Covanta Holding Corp., 5.875%, 7/1/25		95	93,100
Covanta Holding Corp., 6.375%, 10/1/22		35	35,919
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(3)		275	257,812
GFL Environmental, Inc., 5.375%, 3/1/23(3)		270	252,369
Inter Media and Communication SpA, 4.875%, 12/31/22(6)	EUR	230	270,330
IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	950	1,136,194
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		260	254,150
La Financiere Atalian S.A., 5.125%, 5/15/25(6)	EUR	1,485	1,710,234
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		572	613,470
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	583,000
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	210,600
Tervita Escrow Corp., 7.625%, 12/1/21(3)		380	394,383
TMS International Corp., 7.25%, 8/15/25(3)		210	213,937
Waste Pro USA, Inc., 5.50%, 2/15/26(3)		105	100,538
Wrangler Buyer Corp., 6.00%, 10/1/25(3)		510	481,950

			$8,500,428

Communications Equipment — 0.4%
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		124	$128,340
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	592,200
Sprint Communications, Inc., 6.00%, 11/15/22		75	76,008
Western Digital Corp., 4.75%, 2/15/26		520	512,200

			$1,308,748

Construction & Engineering — 0.1%
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(3)		153	$11,074
ABG Orphan Holdco S.a.r.l., 14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(3)(7)		342	362,863

			$373,937

7

Security	Principal Amount* (000’s omitted)		Value
Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		160	$163,520
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	1,174,552

			$1,338,072

Containers & Packaging — 0.5%
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(3)(7)		923	$927,161
BWAY Holding Co., 4.75%, 4/15/24(6)	EUR	150	176,371
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		120	119,478
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	486,032
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		140	142,012

			$1,851,054

Distributors — 0.3%
Autodis SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(6)(8)	EUR	770	$907,603

			$907,603

Diversified Consumer Services — 0.2%
Carriage Services, Inc., 6.625%, 6/1/26(3)		170	$174,888
Laureate Education, Inc., 8.25%, 5/1/25(3)		335	360,962

			$535,850

Diversified Financial Services — 1.0%
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	$509,066
DAE Funding, LLC, 4.50%, 8/1/22(3)		155	153,062
DAE Funding, LLC, 5.00%, 8/1/24(3)		255	251,812
Hulk Finance Corp., 7.00%, 6/1/26(3)		115	108,388
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	117,515
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	120,900
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	341,275
Promontoria Holding 264 B.V., 6.75%, 8/15/23(6)(9)	EUR	372	440,044
SASU Newco SAB 20 SAS, 4.25%, 9/30/24(6)	EUR	1,015	1,116,775
Unifin Financiera SAB de CV, 8.875% to 1/29/25(3)(4)(5)		210	198,792
West Corp., 8.50%, 10/15/25(3)		275	240,625

			$3,598,254

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$501,875
CenturyLink, Inc., 7.50%, 4/1/24		55	57,613
Frontier Communications Corp., 10.50%, 9/15/22		20	18,250
Level 3 Financing, Inc., 5.25%, 3/15/26		90	86,962
Level 3 Financing, Inc., 5.375%, 1/15/24		35	34,738
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,313

			$749,751

Electric Utilities — 1.3%
AES Corp. (The), 5.125%, 9/1/27		25	$25,313
AES Corp. (The), 5.50%, 4/15/25		14	14,315
AES Corp. (The), 6.00%, 5/15/26		45	47,250
ContourGlobal Power Holdings SA, 3.375%, 8/1/23(6)	EUR	960	1,128,189
Electricite de France SA, 6.00% to 1/29/26(4)(5)(6)	GBP	800	1,091,188
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	91,912
NRG Yield Operating, LLC, 5.375%, 8/15/24		385	385,000
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	60,750

8

Security	Principal Amount* (000’s omitted)		Value
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		380	$393,395
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	91,675
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		145	137,025
TerraForm Power Operating, LLC, 6.625%, 6/15/25(3)		90	96,187
Vistra Energy Corp., 7.375%, 11/1/22		450	470,250
Vistra Energy Corp., 7.625%, 11/1/24		45	48,445
Vistra Energy Corp., 8.00%, 1/15/25(3)		115	125,494
Vistra Energy Corp., 8.125%, 1/30/26(3)		190	209,532

			$4,415,920

Electronic Equipment, Instruments & Components — 0.3%
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(6)	EUR	630	$754,131
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(3)		126	129,818

			$883,949

Energy Equipment & Services — 0.1%
Oceaneering International, Inc., 6.00%, 2/1/28		230	$229,343

			$229,343

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc., 2.875%, 2/1/26	EUR	705	$804,763
Equinix, Inc., 5.375%, 5/15/27		115	116,150
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	94,751
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	205,500
SBA Communications Corp., 4.00%, 10/1/22		150	145,923
SBA Communications Corp., 4.875%, 9/1/24		55	53,350
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		780	867,053

			$2,287,490

Food Products — 0.6%
Dole Food Co., Inc., 7.25%, 6/15/25(3)		225	$222,188
Land O’ Lakes, Inc., 8.00%(3)(5)		875	962,500
Pilgrim’s Pride Corp., 5.875%, 9/30/27(3)		95	88,825
Post Holdings, Inc., 5.00%, 8/15/26(3)		85	80,192
Post Holdings, Inc., 5.50%, 3/1/25(3)		190	187,625
Post Holdings, Inc., 5.625%, 1/15/28(3)		195	186,469
US Foods, Inc., 5.875%, 6/15/24(3)		510	510,000

			$2,237,799

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)(5)		230	$229,137

			$229,137

Health Care Equipment & Supplies — 1.6%
Centene Corp., 4.75%, 1/15/25		300	$300,375
Centene Corp., 5.375%, 6/1/26(3)		445	456,681
Centene Corp., 5.625%, 2/15/21		90	92,250
Centene Corp., 6.125%, 2/15/24		340	358,700
Envision Healthcare Corp., 5.625%, 7/15/22		620	637,050
Envision Healthcare Corp., 6.25%, 12/1/24(3)		613	655,910
Hologic, Inc., 4.375%, 10/15/25(3)		70	67,880
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)		415	419,021
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)		320	327,815

9

Security	Principal Amount* (000’s omitted)		Value
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)		390	$429,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)		1,230	1,276,125
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(3)(7)		440	456,500

			$5,477,307

Health Care Providers & Services — 0.6%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		325	$303,875
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(3)(7)		150	151,829
HCA, Inc., 5.00%, 3/15/24		110	111,925
HCA, Inc., 5.875%, 2/15/26		750	777,187
Tenet Healthcare Corp., 6.00%, 10/1/20		135	140,738
Tenet Healthcare Corp., 6.75%, 6/15/23		260	264,927
Tenet Healthcare Corp., 7.50%, 1/1/22(3)		85	89,356
WellCare Health Plans, Inc., 5.25%, 4/1/25		375	378,281

			$2,218,118

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)		325	$309,969
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)		504	485,730
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)		224	216,160
Eldorado Resorts, Inc., 6.00%, 4/1/25		220	223,300
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	520,625
Golden Nugget, Inc., 6.75%, 10/15/24(3)		430	430,000
Golden Nugget, Inc., 8.75%, 10/1/25(3)		295	306,800
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)		555	574,425
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(3)		585	635,456
Merlin Entertainments PLC, 5.75%, 6/15/26(3)		200	204,500
MGM Resorts International, 5.75%, 6/15/25		240	243,225
NCL Corp., Ltd., 4.75%, 12/15/21(3)		121	121,454
Scientific Games International, Inc., 10.00%, 12/1/22		420	449,925
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		580	571,300
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		55	51,775

			$5,344,644

Household Products — 0.1%
Central Garden & Pet Co., 6.125%, 11/15/23		235	$242,637
Spectrum Brands, Inc., 5.75%, 7/15/25		120	120,300

			$362,937

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 6/1/26(3)		150	$142,312
Calpine Corp., 5.50%, 2/1/24		45	41,794
Calpine Corp., 5.75%, 1/15/25		450	415,125
NRG Energy, Inc., 5.75%, 1/15/28(3)		210	208,908
NRG Energy, Inc., 7.25%, 5/15/26		350	374,500

			$1,182,639

Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(3)		560	$582,400
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	1,212,933
Hub International, Ltd., 7.00%, 5/1/26(3)		395	397,469

			$2,192,802

10

Security	Principal Amount* (000’s omitted)		Value
Internet Software & Services — 0.4%
EIG Investors Corp., 10.875%, 2/1/24		480	$524,400
Netflix, Inc., 5.875%, 11/15/28(3)		300	302,250
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	483,019

			$1,309,669

Machinery — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(3)		115	$121,756
Cleaver-Brooks, Inc., 7.875%, 3/1/23(3)		35	36,269
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	205,675
Navistar International Corp., 6.625%, 11/1/25(3)		445	467,250
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(3)		525	471,030

			$1,301,980

Media — 2.4%
Altice France SA, 6.00%, 5/15/22(3)		475	$490,176
Altice France SA, 7.375%, 5/1/26(3)		455	453,578
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	446	535,909
Altice US Finance I Corp., 5.50%, 5/15/26(3)		200	196,750
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	460,754
Cablevision Systems Corp., 5.875%, 9/15/22		50	50,250
Cablevision Systems Corp., 8.00%, 4/15/20		70	73,609
CBS Radio, Inc., 7.25%, 11/1/24(3)		85	80,283
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,152,600
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(3)		10	10,042
CSC Holdings, LLC, 6.75%, 11/15/21		500	522,500
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	490,575
DISH DBS Corp., 7.75%, 7/1/26		95	83,363
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		140	130,375
MDC Partners, Inc., 6.50%, 5/1/24(3)		243	215,662
Salem Media Group, Inc., 6.75%, 6/1/24(3)		295	268,450
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	208,190
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	518,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	1,044,117
UPC Holding B.V., 3.875%, 6/15/29(6)	EUR	965	1,074,337
UPC Holding B.V., 5.50%, 1/15/28(3)		260	239,200
Ziggo Secured Finance B.V., 5.50%, 1/15/27(3)		150	143,250

			$8,442,095

Metals & Mining — 2.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(3)		250	$258,125
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(3)		770	835,450
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	464,625
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	50,983
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	221,656
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(4)		270	295,650
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(3)		25	26,063
Bombardier, Inc., 6.00%, 10/15/22(3)		560	566,300
Bombardier, Inc., 6.125%, 1/15/23(3)		20	20,375
Bombardier, Inc., 7.50%, 12/1/24(3)		170	181,262
Bombardier, Inc., 7.50%, 3/15/25(3)		55	58,025

11

Security	Principal Amount* (000’s omitted)		Value
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	$311,600
Constellium N.V., 4.25%, 2/15/26(6)	EUR	940	1,101,189
Eldorado Gold Corp., 6.125%, 12/15/20(3)		295	289,100
First Quantum Minerals, Ltd., 6.875%, 3/1/26(3)		280	274,400
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	75,891
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		415	418,631
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		445	449,450
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	72,891
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	118,881
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	207,750
New Gold, Inc., 6.25%, 11/15/22(3)		155	146,475
New Gold, Inc., 6.375%, 5/15/25(3)		85	77,563
Novelis Corp., 5.875%, 9/30/26(3)		180	173,025
Novelis Corp., 6.25%, 8/15/24(3)		125	125,625
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(3)		185	191,937
Teck Resources, Ltd., 5.20%, 3/1/42		40	37,100
Teck Resources, Ltd., 5.40%, 2/1/43		85	80,112
Teck Resources, Ltd., 6.00%, 8/15/40		45	45,675
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	143,520

			$7,358,979

Multi-Utilities — 0.4%
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	$1,252,744

			$1,252,744

Oil, Gas & Consumable Fuels — 4.2%
Aker BP ASA, 5.875%, 3/31/25(3)		1,150	$1,183,062
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	102,113
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		30	29,700
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,017,500
Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)		220	229,900
Canbriam Energy, Inc., 9.75%, 11/15/19(3)		305	306,525
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		235	235,000
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		31	32,821
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26		110	99,791
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(3)		120	113,100
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)		720	696,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		256	263,040
Denbury Resources, Inc., 9.00%, 5/15/21(3)		95	101,531
Diamondback Energy, Inc., 4.75%, 11/1/24		60	58,425
Diamondback Energy, Inc., 5.375%, 5/31/25		140	140,175
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)		155	151,900
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)		205	201,156
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)		392	341,185
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)		105	107,363
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		110	111,650
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)		385	373,931
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)		195	205,725

12

Security	Principal Amount* (000’s omitted)	Value
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	360	$370,800
Gulfport Energy Corp., 6.00%, 10/15/24	49	47,530
Gulfport Energy Corp., 6.625%, 5/1/23	350	357,875
Jagged Peak Energy, LLC, 5.875%, 5/1/26(3)	47	46,295
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)	275	269,156
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	64,838
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	515,000
Nabors Industries, Inc., 4.625%, 9/15/21	40	39,500
Nabors Industries, Inc., 5.75%, 2/1/25(3)	260	247,000
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	1,025	1,000,656
Newfield Exploration Co., 5.625%, 7/1/24	65	68,575
Oasis Petroleum, Inc., 6.875%, 3/15/22	43	43,914
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	240,581
Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(5)	862	15,729
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	74,438
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	140,000
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	136,315
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	156,375
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	104,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	130	136,825
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	710	692,250
Precision Drilling Corp., 6.50%, 12/15/21	14	13,887
Precision Drilling Corp., 7.125%, 1/15/26(3)	75	77,156
Precision Drilling Corp., 7.75%, 12/15/23	10	10,625
QEP Resources, Inc., 5.625%, 3/1/26	123	118,849
Resolute Energy Corp., 8.50%, 5/1/20	65	65,163
SESI, LLC, 7.75%, 9/15/24	35	36,225
Seven Generations Energy, Ltd., 5.375%, 9/30/25(3)	255	245,437
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	448,250
SM Energy Co., 5.625%, 6/1/25	85	83,300
SM Energy Co., 6.125%, 11/15/22	435	448,050
SM Energy Co., 6.75%, 9/15/26	147	150,307
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(3)	145	142,857
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(3)	64	61,040
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(3)	155	158,294
Teleflex, Inc., 4.625%, 11/15/27	160	153,000
Transocean Guardian, Ltd., 5.875%, 1/15/24(3)	175	177,187
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	120	122,551
Transocean, Inc., 7.50%, 1/15/26(3)	105	107,625
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	205	199,875
Weatherford International, Ltd., 8.25%, 6/15/23	40	39,800
Weatherford International, Ltd., 9.875%, 2/15/24	95	96,900
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,563
Whiting Petroleum Corp., 6.625%, 1/15/26	315	326,616
WildHorse Resource Development Corp., 6.875%, 2/1/25	337	342,897
WildHorse Resource Development Corp., 6.875%, 2/1/25(3)	165	167,887

		$14,689,686

Paper & Forest Products — 0.0%(1)
Mercer International, Inc., 5.50%, 1/15/26(3)	70	$68,250

		$68,250

13

Security	Principal Amount* (000’s omitted)		Value
Pharmaceuticals — 0.9%
Bausch Health Companies, Inc., 5.50%, 11/1/25(3)		95	$95,446
Bausch Health Companies, Inc., 5.875%, 5/15/23(3)		110	106,068
Bausch Health Companies, Inc., 6.125%, 4/15/25(3)		60	56,475
Bausch Health Companies, Inc., 6.50%, 3/15/22(3)		155	162,200
Bausch Health Companies, Inc., 7.00%, 3/15/24(3)		315	335,160
Bausch Health Companies, Inc., 7.50%, 7/15/21(3)		245	250,390
Bausch Health Companies, Inc., 8.50%, 1/31/27(3)		277	285,171
Bausch Health Companies, Inc., 9.00%, 12/15/25(3)		245	260,619
Bausch Health Companies, Inc., 9.25%, 4/1/26(3)		105	111,956
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	265,275
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)		198	208,890
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26		55	46,773
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24		455	471,341
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28		225	240,543
Vizient, Inc., 10.375%, 3/1/24(3)		125	137,812

			$3,034,119

Pipelines — 1.0%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	$112,047
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		70	70,612
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	242,937
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	186,681
Enbridge Energy Partners, L.P., 6.135%, (3 mo. USD LIBOR + 3.798%), 10/1/77(8)		432	432,605
Energy Transfer Equity, L.P., 5.875%, 1/15/24		15	15,638
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(4)(5)		434	412,029
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(4)		455	429,688
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		580	590,150
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)		60	61,727
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	50,313
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(3)		490	492,450
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	226,336
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	126,250
Williams Cos., Inc. (The), 5.75%, 6/24/44		85	90,950

			$3,540,413

Real Estate Investment Trusts (REITs) — 0.7%
ADLER Real Estate AG, 1.875%, 4/27/23(6)	EUR	1,200	$1,382,419
ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	155,600
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		465	452,212
IRB Holding Corp., 6.75%, 2/15/26(3)		160	152,400
Mattamy Group Corp., 6.50%, 10/1/25(3)		180	176,400
Mattamy Group Corp., 6.875%, 12/15/23(3)		236	241,015

			$2,560,046

Real Estate Management & Development — 0.3%
AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)		1,250	$1,171,562

			$1,171,562

Semiconductors & Semiconductor Equipment — 0.1%
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)		200	$201,006

			$201,006

14

Security	Principal Amount* (000’s omitted)		Value
Software — 0.2%
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)		255	$259,463
Symantec Corp., 5.00%, 4/15/25(3)		115	113,715
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		200	189,500
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(3)		260	219,700

			$782,378

Specialty Retail — 0.1%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)		57	$53,383
Entegris, Inc., 4.625%, 2/10/26(3)		145	138,113
Party City Holdings, Inc., 6.625%, 8/1/26(3)(9)		105	105,525

			$297,021

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$141,874
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	210,366
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		315	333,116
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		210	225,798
Seagate HDD Cayman, 4.75%, 1/1/25		105	102,033

			$1,013,187

Telecommunications — 1.5%
DKT Finance ApS, 7.00%, 6/17/23(6)	EUR	1,175	$1,448,346
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	139,019
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	90,725
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		45	41,569
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(3)		200	210,750
Sprint Capital Corp., 6.875%, 11/15/28		655	632,075
Sprint Corp., 7.875%, 9/15/23		1,800	1,923,750
T-Mobile USA, Inc., 4.50%, 2/1/26		155	145,894
T-Mobile USA, Inc., 4.75%, 2/1/28		170	157,836
Wind Tre SpA, 5.00%, 1/20/26(3)		425	383,690

			$5,173,654

Textiles, Apparel & Luxury Goods — 0.2%
CBR Fashion Finance B.V., 5.125%, 10/1/22(6)	EUR	815	$851,198

			$851,198

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(3)		300	$292,125

			$292,125

Transportation — 0.3%
CMA CGM SA, 5.25%, 1/15/25(6)	EUR	127	$127,024
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	265,850
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	82,500
XPO Logistics, Inc., 6.50%, 6/15/22(3)		375	386,718

			$862,092

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		215	$222,996

			$222,996

Total Corporate Bonds & Notes (identified cost $121,508,573)			$121,224,215

15

Senior Floating-Rate Loans — 2.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.3%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$458	$460,074
Solera, LLC, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	681	682,305

		$1,142,379

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$990	$988,659

		$988,659

Electronics/Electrical — 0.4%
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$179	$179,581
Cortes NP Acquisition Corporation, Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	491,782
Riverbed Technology, Inc., Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	496	493,951
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	64	64,080
SS&C Technologies, Inc., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	164	165,033

		$1,394,427

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$393	$395,604

		$395,604

Health Care — 0.2%
MPH Acquisition Holdings, LLC, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	$388	$388,454
Press Ganey Holdings, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	51	51,439
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	289,497

		$729,390

Insurance — 0.3%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,035	$1,052,250

		$1,052,250

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$365	$382,680
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(11)	47	49,029

		$431,709

Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$513	$506,491

		$506,491

Steel — 0.3%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$174	$176,076
GrafTech Finance, Inc., Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	820	821,025

		$997,101

16

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Surface Transport — 0.1%
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$146,269

		$146,269

Telecommunications — 0.0%(1)
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	$110	$114,895

		$114,895

Total Senior Floating-Rate Loans (identified cost $7,859,112)		$7,899,174

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(3)	$300	$299,010

Total Convertible Bonds (identified cost $288,842)		$299,010

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(2)(12)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(13)	1,970,107	$1,970,107

Total Short-Term Investments (identified cost $1,970,107)		$1,970,107

Total Investments — 98.5% (identified cost $323,845,437)		$342,044,051

Other Assets, Less Liabilities — 1.5%		$5,346,625

Net Assets — 100.0%		$347,390,676

17

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $57,214,878 or 16.5% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $27,802,981 or 8.0% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(9)	When-issued security.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Fixed-rate loan.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $47,972.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.9%	$208,385,931
United Kingdom	9.5	32,638,060
Germany	3.7	12,752,761
Japan	3.5	12,092,597
Canada	3.5	12,035,974
France	3.4	11,682,503
Netherlands	3.1	10,614,116
Spain	2.3	7,966,689
Sweden	2.1	7,078,827
Denmark	1.4	4,621,395
Switzerland	1.2	4,250,250
Italy	0.8	2,635,462
Taiwan	0.8	2,584,732
Belgium	0.6	2,172,255

18

Country	Percentage of Total Investments	Value
Luxembourg	0.5%	$1,830,284
Hong Kong	0.5	1,555,848
Zambia	0.4	1,218,372
Norway	0.4	1,183,062
Brazil	0.3	1,134,494
United Arab Emirates	0.3	853,124
Israel	0.2	758,657
New Zealand	0.2	747,522
Australia	0.2	711,069
Ireland	0.1	341,275
Mexico	0.1	198,792

Total Investments	100.0%	$342,044,051

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at July 31, 2018.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended July 31, 2018, the Portfolio entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$13,350,778	$10,803,119		$—	$24,153,897
Consumer Staples	1,105,389	12,099,686		—	13,205,075
Energy	10,501,552	3,297,737		—	13,799,289
Financials	16,913,666	18,922,105		—	35,835,771
Health Care	17,706,308	7,514,732		—	25,221,040
Industrials	17,085,746	13,924,695		—	31,010,441
Information Technology	31,708,072	6,142,474		—	37,850,546
Materials	2,415,679	5,390,392		—	7,806,071
Real Estate	5,060,025	—		—	5,060,025
Telecommunication Services	—	1,540,144		—	1,540,144
Utilities	6,534,747	2,260,262		—	8,795,009
Total Common Stocks	$122,381,962	$81,895,346	**	$—	$204,277,308
Preferred Stocks
Consumer Staples	$—	$527,635		$—	$527,635
Energy	530,100	—		—	530,100
Financials	668,850	2,071,847		—	2,740,697
Industrials	435,096	—		—	435,096
Real Estate	1,558,549	—		—	1,558,549
Utilities	582,160	—		—	582,160
Total Preferred Stocks	$3,774,755	$2,599,482		$—	$6,374,237
Corporate Bonds & Notes	$—	$121,224,215		$—	$121,224,215
Senior Floating-Rate Loans	—	7,899,174		—	7,899,174
Convertible Bonds	—	299,010		—	299,010
Miscellaneous	—	—		0	0
Short-Term Investments	—	1,970,107		—	1,970,107
Total Investments	$126,156,717	$215,887,334		$0	$342,044,051

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2018 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $4,639,953,757 and the Fund owned 91.0% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 56.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,250	$50,439,593

Total Albania			$50,439,593

Angola — 0.4%
Republic of Angola, 8.25%, 5/9/28(1)	USD	13,805	$14,364,240
Republic of Angola, 9.375%, 5/8/48(1)	USD	7,049	7,488,174

Total Angola			$21,852,414

Argentina — 4.1%
City of Buenos Aires, 29.171%, (Badlar + 3.25%), 3/29/24(2)	ARS	383,356	$11,207,168
City of Buenos Aires, 33.391%, (Badlar + 5.00%), 1/23/22(2)	ARS	85,359	2,644,837
Provincia de Buenos Aires/Argentina, 30.656%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	260,600	7,623,608
Provincia de Buenos Aires/Argentina, 36.245%, (Badlar + 3.83%), 5/31/22(2)	ARS	266,612	8,148,612
Republic of Argentina, 4.50%, 6/21/19	USD	27,597	28,748,284
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,946	2,004,969
Republic of Argentina, 6.25%, 11/9/47	EUR	100,054	95,711,731
Republic of Argentina, 6.875%, 1/11/48	USD	62,414	49,182,856
Republic of Argentina, 7.625%, 4/22/46	USD	1,458	1,238,768

Total Argentina			$206,510,833

Australia — 1.8%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	86,744	$63,044,146
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	34,500	26,585,935

Total Australia			$89,630,081

Barbados — 1.0%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	29,459	$16,267,260
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	29,435	16,239,289
Government of Barbados, 7.25%, 12/15/21(1)(4)	USD	30,909	17,037,041

Total Barbados			$49,543,590

Dominican Republic — 2.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	2,918,200	$59,603,590
Dominican Republic, 10.375%, 3/4/22(1)	DOP	80,700	1,720,475
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	19,037,023
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	39,245,575
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,577,888
Dominican Republic, 16.95%, 2/4/22(1)	DOP	61,200	1,551,085

Total Dominican Republic			$128,735,636

El Salvador — 4.5%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,945,051
Republic of El Salvador, 6.375%, 1/18/27(1)(3)	USD	11,393	11,036,969
Republic of El Salvador, 7.625%, 9/21/34(1)	USD	1,741	1,725,766
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	26,401	26,533,005
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	32,394,355

Security	Principal Amount (000’s omitted)		Value
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	33,712	$35,461,990
Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	107,904	118,154,880

Total El Salvador			$229,252,016

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,301,718	$20,900,521
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	701,571
Republic of Iceland, 6.50%, 1/24/31	ISK	6,731,210	69,142,641
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	5,638,255
Republic of Iceland, 8.00%, 6/12/25	ISK	351,832	3,837,202

Total Iceland			$100,220,190

Indonesia — 1.4%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	857,160,000	$53,052,379
Indonesia Government Bond, 7.00%, 5/15/27	IDR	294,697,000	19,430,178

Total Indonesia			$72,482,557

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$8,731,279

Total Kazakhstan			$8,731,279

Macedonia — 4.4%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	30,173	$35,464,679
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	81,791	102,815,473
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	51,702	65,977,944
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	22,535,956

Total Macedonia			$226,794,052

New Zealand — 4.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	41,425	$29,747,605
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	103,571	77,975,668
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	104,609	78,337,585
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	67,326	53,208,751

Total New Zealand			$239,269,609

Peru — 3.8%
Peru Government Bond, 5.70%, 8/12/24	PEN	256,772	$82,441,023
Peru Government Bond, 6.35%, 8/12/28	PEN	52,779	17,259,477
Peru Government Bond, 8.20%, 8/12/26	PEN	263,142	96,504,837

Total Peru			$196,205,337

Serbia — 14.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$223,436,500
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	21,873,110	235,029,109
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	19,903,212
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	19,331,790
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	27,780,170
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	144,574,396
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	58,983,257

Total Serbia			$729,038,434

Sri Lanka — 7.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	6,287,550	$39,385,229
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	739,731
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,293,167

Security	Principal Amount (000’s omitted)			Value
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000		$13,080,898
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,424,000		27,223,714
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740		15,302,133
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000		8,495,398
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900		13,592,515
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	962,000		5,986,797
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500		28,800,365
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930		3,790,335
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000		10,912,783
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	3,373,000		21,618,215
Sri Lanka Government Bond, 10.75%, 3/15/28	LKR	211,000		1,342,356
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	6,436,720		41,529,201
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000		8,160,883
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000		647,067
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	5,923,870		38,164,862
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580		3,349,345
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000		4,572,821
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000		4,540,820
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,650,000		23,983,712
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000		11,973,382
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000		20,558,893
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,874,000		12,587,704

Total Sri Lanka				$362,632,326

Tanzania — 0.0%(6)
Government of the United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	0	(7)	$248

Total Tanzania				$248

Thailand — 0.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	1,658,973		$47,206,688

Total Thailand				$47,206,688

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	18,368		$21,850,500

Total Tunisia				$21,850,500

Turkey — 1.8%
Republic of Turkey, 6.00%, 3/25/27	USD	42,000		$38,673,600
Republic of Turkey, 6.125%, 10/24/28	USD	55,511		50,777,300

Total Turkey				$89,450,900

Total Foreign Government Bonds (identified cost $2,884,834,040)				$2,869,846,283

Foreign Corporate Bonds — 2.5%

Security	Principal Amount (000’s omitted)			Value
Argentina — 0.2%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	165,870		$5,363,866
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	10,071		5,323,833

Total Argentina				$10,687,699

Security	Principal Amount (000’s omitted)		Value
China — 1.2%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	9,070	$9,001,975
CAR, Inc., 6.125%, 2/4/20(1)	USD	1,686	1,678,750
China Evergrande Group, 8.75%, 6/28/25(1)	USD	10,580	9,871,912
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	5,377	5,002,116
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)	USD	2,581	2,555,820
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	4,185	4,251,629
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	3,476	3,216,527
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	7,375	6,852,017
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	2,450	2,450,000
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,000	878,324
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	4,519	4,456,593
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	10,268	9,850,390
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	500	477,500

Total China			$60,543,553

Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	7,810	$8,161,450

Total Colombia			$8,161,450

Ecuador — 0.0%(6)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,307	$1,303,378

Total Ecuador			$1,303,378

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	12,933	$13,353,322

Total Honduras			$13,353,322

Iceland — 0.4%
Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,963,167	$18,778,412

Total Iceland			$18,778,412

Indonesia — 0.0%(6)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,848,945

Total Indonesia			$1,848,945

Singapore — 0.2%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	11,408	$10,536,680

Total Singapore			$10,536,680

Total Foreign Corporate Bonds (identified cost $136,100,360)			$125,213,439

Sovereign Loans — 3.7%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.1%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(9)		$21,920	$7,777,216

Total Barbados			$7,777,216

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(9)		$7,544	$7,347,338

Total Ethiopia			$7,347,338

Iceland — 0.8%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing January 25, 2028(8)(10)	ISK	4,000,000	$38,366,192

Total Iceland			$38,366,192

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,141,835

Total Kenya			$3,141,835

Tanzania — 2.6%
Government of the United Republic of Tanzania, Term Loan, 7.53%, (3 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		$77,850	$78,377,823
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		50,800	51,736,701

Total Tanzania			$130,114,524

Total Sovereign Loans (identified cost $199,678,574)			$186,747,105

Credit Linked Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(11)(12)		$3,000	$3,022,500

Total Argentina			$3,022,500

Total Credit Linked Notes (identified cost $3,030,534)			$3,022,500

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47		$34,388	$7,365,298
Series 362, Class C11, 4.00%, 12/15/47		16,095	3,595,604
Series 2770, Class SH, 5.028%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)		1,816	297,129
Series 4791, Class JI, 4.00%, 5/15/48		64,734	15,401,360

			$26,659,391

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	$48,834	$10,489,839
Series 2010-67, Class BI, 5.50%, 6/25/25	180	4,630
Series 2010-109, Class PS, 4.536%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	4,315	643,273
Series 2018-21, Class IO, 3.00%, 4/25/48	50,566	10,112,687
Series 2018-45, Class GI, 4.00%, 6/25/48	15,816	3,791,838
Series 2018-58, Class BI, 4.00%, 8/25/48	9,052	2,193,191

		$27,235,458

Total Collateralized Mortgage Obligations (identified cost $52,523,089)		$53,894,849

Small Business Administration Loans (Interest Only)(15) — 1.0%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,277	$93,675
1.88%, 10/30/42 to 12/28/42	11,148	904,870
2.13%, 1/25/43	1,755	160,294
2.24%, 8/15/40	64,955	6,046,301
2.38%, 11/30/42 to 3/1/43	6,360	681,405
2.48%, 10/12/42	262	27,639
2.63%, 10/27/42 to 3/22/43	11,907	1,411,646
2.803%, 10/1/40	139,215	16,918,136
2.88%, 10/27/42 to 2/13/43	10,747	1,411,508
3.028%, 10/12/39	150,004	19,179,598
3.13%, 12/11/42 to 2/15/43	7,775	1,116,973
3.134%, 10/12/42	1,055	140,244
3.38%, 12/18/42	686	109,832
3.63%, 10/27/42 to 3/28/43	23,939	4,084,033
3.634%, 11/22/42	3,318	548,738

Total Small Business Administration Loans (Interest Only) (identified cost $54,467,562)		$52,834,892

Common Stocks — 6.6%

Security	Shares	Value
Cyprus — 0.5%
Bank of Cyprus Holdings PLC(16)(17)	7,349,148	$21,500,393
Bank of Cyprus Holdings PLC(16)(17)	1,075,268	3,136,829

Total Cyprus		$24,637,222

Iceland — 2.9%
Arion Banki HF(16)	14,922,137	$11,947,890
Eik Fasteignafelag HF(16)	124,381,305	9,575,952
Eimskipafelag Islands HF	5,556,170	12,609,113
Hagar HF	50,728,755	22,423,807
Heimavellir HF(16)	143,296,854	1,588,642
Icelandair Group HF	76,726,300	6,339,635

Security	Shares	Value
Kvika Banki HF(16)	6,228,271	$478,031
N1 HF(16)	8,295,400	9,157,285
Reginn HF(16)	59,562,638	11,090,215
Reitir Fasteignafelag HF	29,423,913	21,802,719
Siminn HF	580,482,040	21,836,487
Sjova-Almennar Tryggingar HF	64,439,490	8,914,735
Tryggingamidstodin HF	851,393	257,077
Tryggingamidstodin HF	18,802,129	5,683,308
Vatryggingafelag Islands HF	54,051,490	5,608,223

Total Iceland		$149,313,119

Japan — 1.1%
Mitsubishi UFJ Financial Group, Inc.	2,825,200	$17,337,872
Mizuho Financial Group, Inc.	5,891,600	10,241,308
Resona Holdings, Inc.	800,900	4,555,296
Sumitomo Mitsui Financial Group, Inc.	350,500	13,910,549
Sumitomo Mitsui Trust Holdings, Inc.	181,500	7,209,476

Total Japan		$53,254,501

Serbia — 0.0%(6)
Komercijalna Banka AD Beograd(16)	71,196	$1,375,743

Total Serbia		$1,375,743

Singapore — 0.4%
Yoma Strategic Holdings, Ltd.	79,369,266	$21,608,484

Total Singapore		$21,608,484

South Korea — 0.5%
Hana Financial Group, Inc.	21,300	$856,422
Hyundai Heavy Industries Co., Ltd.(16)	669	63,914
Hyundai Mobis Co., Ltd.	5,080	1,035,536
Hyundai Motor Co.	9,247	1,071,665
KB Financial Group, Inc.	20,997	1,009,188
Korea Electric Power Corp.	21,500	638,883
Korea Zinc Co., Ltd.	1,431	528,447
KT&G Corp.	6,856	677,825
LG Chem, Ltd.	2,199	739,575
LG Corp.	8,624	581,342
LG Electronics, Inc.	8,600	576,440
LG Household & Health Care, Ltd.	727	787,280
Lotte Chemical Corp.	1,700	547,505
Naver Corp.	2,544	1,632,213
POSCO	2,756	811,133
S-Oil Corp.	6,100	640,699
Samsung Biologics Co., Ltd.(11)(16)	1,812	604,615
Samsung C&T Corp.	7,800	862,859
Samsung Electronics Co., Ltd.	94,050	3,904,037
Samsung Fire & Marine Insurance Co., Ltd.	2,300	561,677
Samsung Life Insurance Co., Ltd.	9,200	792,071
Samsung SDI Co., Ltd.	4,297	882,836
Samsung SDS Co., Ltd.	4,524	848,525
Shinhan Financial Group Co., Ltd.	16,666	650,129
SK Holdings Co., Ltd.	2,500	589,299
SK Hynix, Inc.	28,089	2,171,009
SK Innovation Co., Ltd.	3,677	653,059

Security	Shares	Value
SK Telecom Co., Ltd.	4,000	$893,959
Woori Bank	45,755	691,584

Total South Korea		$26,303,726

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$3,848,054
Bank for Investment and Development of Vietnam JSC	845,160	958,542
Bao Viet Holdings	283,140	952,021
Binh Minh Plastics JSC	460,800	1,129,994
Coteccons Construction JSC	239,670	1,567,301
Danang Rubber JSC	120,210	127,109
Domesco Medical Import Export JSC	195,910	765,656
FPT Corp.	31,004	60,983
HA TIEN 1 Cement JSC	388,990	201,005
Ho Chi Minh City Infrastructure Investment JSC(16)	1,400,400	1,518,894
Hoa Phat Group JSC(16)	2,196,838	3,529,264
Hoa Sen Group	280,995	136,080
KIDO Group Corp.	673,920	981,903
Kinh Bac City Development Share Holding Corp.(16)	921,600	473,690
Masan Group Corp.(16)	1,399,400	5,078,960
Mobile World Investment Corp.	279,000	1,403,376
PetroVietnam Drilling & Well Services JSC(16)	465,230	262,710
PetroVietnam Fertilizer & Chemical JSC	695,170	551,680
PetroVietnam Gas JSC	297,000	1,121,465
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	1,856,349
PetroVietnam Technical Services Corp.	1,128,300	834,170
Pha Lai Thermal Power JSC	400,170	323,821
Refrigeration Electrical Engineering Corp.	703,160	1,068,139
Saigon - Hanoi Commercial Joint Stock Bank(16)	1,719,602	597,597
Saigon Securities, Inc.	1,202,580	1,499,171
Saigon Thuong Tin Commercial JSB(16)	2,163,900	1,067,966
Tan Tao Investment & Industry JSC(16)	1,920,000	222,982
Viet Capital Securities JSC(16)	806,139	1,985,108
Vietnam Construction and Import-Export JSC	562,200	406,477
Vietnam Dairy Products JSC	820,400	5,936,091
Vietnam Joint Stock Commercial Bank for Industry and Trade	216,000	220,099
Vietnam Prosperity JSC Bank(16)	1,851,282	2,251,745
Vietnam Technological & Commercial Joint Stock Bank(16)	1,408,200	1,790,687
Vingroup JSC(16)	3,896,490	17,827,221

Total Vietnam		$62,556,310

Total Common Stocks (identified cost $349,285,380)		$339,049,105

Warrants — 0.0%(6)

Security	Shares	Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(16)	22,753,484	$255,337

Total Warrants (identified cost $0)		$255,337

Short-Term Investments — 23.5%

Foreign Government Securities — 16.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.9%
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	2,435,191	$86,520,120
Banco Central Del Argentina, 0.00%, 10/17/18	ARS	235,900	7,813,655

Total Argentina			$94,333,775

Egypt — 5.9%
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	180,025	$10,080,634
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	1,235,375	69,035,824
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	71,125	3,966,451
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	439,200	24,229,708
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	287,425	15,801,877
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	52,600	2,881,709
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	53,600	2,926,107
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	149,475	8,130,871
Egypt Treasury Bill, 0.00%, 10/16/18	EGP	681,475	36,819,404
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	596,325	30,872,216
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	301,075	15,482,028
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	47,250	2,358,127
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	63,000	3,124,807
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	699,275	34,444,087
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	42,083,183

Total Egypt			$302,237,033

Kazakhstan — 0.8%
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	8,921,539	$25,342,315
National Bank of Kazakhstan Note, 0.00%, 2/8/19	KZT	5,972,050	16,475,237

Total Kazakhstan			$41,817,552

Nigeria — 8.3%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	4,778,993	$13,134,807
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	1,260,207	3,456,150
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	5,156,219	14,078,250
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	9,122,676	24,548,640
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	2,222,831	5,955,935
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	2,394,810	6,389,173
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	2,571,890	6,809,180
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	6,564,636	18,081,384
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	1,959,220	5,388,034
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,226,546	3,363,598
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	4,490,359	12,293,347
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	2,985,060	8,133,031
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	5,178,361	14,079,951
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	3,685,257	9,994,033
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	1,752,191	4,745,510
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	4,539,075	12,262,804
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	6,275,868	16,931,252
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	17,027,826	45,750,209
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	1,085,026	2,907,258
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	8,982,082	24,066,919
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	1,995,680	5,314,155

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	19,561,626	$51,925,015
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	3,291,835	8,668,949
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	2,607,957	6,853,576
Nigeria Treasury Bill, 0.00%, 1/10/19	NGN	16,473,628	43,145,028
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	16,303,387	42,606,545
Nigeria Treasury Bill, 0.00%, 1/24/19	NGN	3,913,971	10,192,954
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	1,675,440	4,353,490

Total Nigeria			$425,429,177

Total Foreign Government Securities (identified cost $878,346,010)			$863,817,537

U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/23/18(18)		$36,000	$35,958,915
U.S. Treasury Bill, 0.00%, 9/27/18(18)		100,000	99,702,333

Total U.S. Treasury Obligations (identified cost $135,655,858)			$135,661,248

Other — 3.9%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(19)		200,980,700	$200,980,701

Total Other (identified cost $200,980,701)			$200,980,701

Total Short-Term Investments (identified cost $1,214,982,569)			$1,200,459,486

Total Purchased Options and Swaptions — 1.7% (identified cost $90,676,459)			$85,753,954

Total Investments — 96.5% (identified cost $4,985,578,567)			$4,917,076,950

Total Written Options — (0.0)%(6) (premiums received $856,907)			$(865,864)

Other Assets, Less Liabilities — 3.5%			$180,237,939

Net Assets — 100.0%			$5,096,449,025

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $1,142,300,446 or 22.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Principal amount is less than $500.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Fixed-rate loan.

(11)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $3,627,115 or 0.1% of the Portfolio’s net assets.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $4,576,983.

Purchased Currency Options — 0.8%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call CNH/Put USD	Bank of America, N.A.	USD	146,000,000	CNH	6.42	6/26/19	$663,278
Call CNH/Put USD	Goldman Sachs International	USD	63,100,000	CNH	6.42	6/26/19	286,663
Call SEK/Put EUR	BNP Paribas	EUR	51,954,000	SEK	9.68	1/18/19	122,295
Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK	9.96	4/15/19	507,886

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK	9.96	4/15/19	$330,110
Call SEK/Put EUR	Citibank, N.A.	EUR	53,288,000	SEK	9.67	1/18/19	120,512
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK	9.58	4/12/19	237,972
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK	9.96	4/12/19	507,395
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	253,859
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	253,859
Call SEK/Put EUR	Deutsche Bank AG	EUR	69,275,000	SEK	9.70	1/16/19	172,949
Call SEK/Put EUR	Deutsche Bank AG	EUR	1,287,000	SEK	9.70	1/16/19	3,213
Call SEK/Put EUR	Deutsche Bank AG	EUR	61,370,000	SEK	9.56	4/23/19	205,242
Call SEK/Put EUR	Deutsche Bank AG	EUR	49,350,000	SEK	9.56	4/23/19	165,043
Put CNH/Call USD	Bank of America, N.A.	USD	165,000,000	CNH	7.40	11/12/18	144,705
Put CNH/Call USD	Bank of America, N.A.	USD	146,000,000	CNH	6.93	6/26/19	2,816,924
Put CNH/Call USD	BNP Paribas	USD	197,300,000	CNH	6.86	8/9/18	474,112
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	114,905
Put CNH/Call USD	Citibank, N.A.	USD	155,052,000	CNH	6.87	12/27/18	2,158,169
Put CNH/Call USD	Goldman Sachs International	USD	142,248,000	CNH	6.83	12/24/18	2,241,829
Put CNH/Call USD	Goldman Sachs International	USD	63,100,000	CNH	6.93	6/26/19	1,217,451
Put CNH/Call USD	Goldman Sachs International	USD	82,600,000	CNH	6.95	6/26/19	1,518,518
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	61,760,000	CNH	7.45	11/9/18	41,379
Put CNH/Call USD	Standard Chartered Bank	USD	108,580,000	CNH	6.96	8/20/18	132,142
Put EUR/Call USD	BNP Paribas	EUR	190,568,000	USD	1.13	5/29/19	1,768,018
Put EUR/Call USD	BNP Paribas	EUR	99,218,000	USD	1.22	2/27/20	4,100,167
Put EUR/Call USD	BNP Paribas	USD	103,555,000	USD	0.88	2/28/22	403,140
Put EUR/Call USD	Citibank, N.A.	EUR	198,955,000	USD	1.21	2/27/20	7,292,119
Put EUR/Call USD	Goldman Sachs International	EUR	163,343,000	USD	1.14	5/27/19	1,925,714
Put EUR/Call USD	Goldman Sachs International	EUR	99,217,000	USD	1.21	2/27/20	3,717,493
Put EUR/Call USD	Goldman Sachs International	USD	103,630,000	USD	0.87	2/24/22	362,187
Put INR/Call USD	Bank of America, N.A.	USD	62,000,000	INR	70.70	1/3/19	673,630
Put INR/Call USD	JPMorgan Chase Bank, N.A.	USD	42,332,000	INR	70.55	1/3/19	488,384
Put INR/Call USD	Standard Chartered Bank	USD	8,819,000	INR	70.55	1/3/19	101,745
Put MXN/Call USD	Citibank, N.A.	USD	94,535,000	MXN	21.32	5/6/19	1,829,252
Put MXN/Call USD	Citibank, N.A.	USD	44,930,000	MXN	21.32	5/6/19	869,396
Put MXN/Call USD	Goldman Sachs International	USD	44,935,000	MXN	21.32	5/6/19	869,492
Put MXN/Call USD	Goldman Sachs International	USD	103,985,000	MXN	21.32	5/7/19	2,024,276

Total							$41,115,423

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	14,457	EUR	50,968,009	EUR	3,560.00	6/16/23	$4,308,223
FTSE 100 Index	Goldman Sachs International	3,562	GBP	27,601,083	GBP	6,275.00	2/15/22	5,573,546

Total								$9,881,769

Purchased Interest Rate Swaptions — 0.7%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/17/49 to receive 6-month Euro Interbank Offered Rate and pay 1.91%	Goldman Sachs International	EUR	150,590,000	5/15/19	$1,480,764
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.00%	Bank of America, N.A.	USD	137,074,000	6/29/28	7,129,872
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.00%	Bank of America, N.A.	USD	137,074,000	6/29/28	8,116,149
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.01%	Morgan Stanley & Co. International PLC	USD	55,410,000	7/3/28	2,899,317
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.01%	Morgan Stanley & Co. International PLC	USD	55,410,000	7/3/28	3,262,498
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.98%	Morgan Stanley & Co. International PLC	USD	55,409,000	7/5/28	2,850,735
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.99%	Goldman Sachs International	USD	51,200,000	7/5/28	2,650,109
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Morgan Stanley & Co. International PLC	USD	55,409,000	7/5/28	3,318,918
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.99%	Goldman Sachs International	USD	51,200,000	7/5/28	3,048,400

Total					$34,756,762

Written Currency Options — (0.0)%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Barclays Bank PLC	USD	147,810,000	CNH	6.86	8/9/18	$(355,187)
Put CNH/Call USD	Deutsche Bank AG	USD	49,490,000	CNH	6.86	8/9/18	(118,925)
Put CNH/Call USD	Deutsche Bank AG	USD	171,500,000	CNH	7.45	11/9/18	(114,905)
Put CNH/Call USD	Goldman Sachs International	USD	108,580,000	CNH	6.96	8/20/18	(132,142)
Put CNH/Call USD	Société Générale	USD	165,000,000	CNH	7.40	11/12/18	(144,705)

Total							$(865,864)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,294,648	USD	7,006,770	Australia and New Zealand Banking Group Limited	8/2/18	$—	$(101,314)
AUD	48,770,000	USD	36,765,265	Australia and New Zealand Banking Group Limited	8/2/18	—	(531,604)
AUD	19,973,182	USD	15,388,797	Australia and New Zealand Banking Group Limited	8/2/18	—	(549,726)
AUD	21,649,291	USD	16,680,194	Australia and New Zealand Banking Group Limited	8/2/18	—	(595,858)
AUD	2,301,870	USD	1,696,776	State Street Bank and Trust Company	8/2/18	13,398	—
EUR	11,800,000	USD	13,806,590	Standard Chartered Bank	8/2/18	—	(8,261)
EUR	99,311,000	USD	116,198,836	Standard Chartered Bank	8/2/18	—	(69,524)
EUR	111,111,000	USD	129,999,870	Standard Chartered Bank	8/2/18	—	(72,229)
KRW	12,580,600,000	USD	11,253,779	JPMorgan Chase Bank, N.A.	8/2/18	—	(7,545)
KRW	3,832,400,000	USD	3,435,589	JPMorgan Chase Bank, N.A.	8/2/18	—	(9,674)
KRW	3,832,400,000	USD	3,428,214	Standard Chartered Bank	8/2/18	—	(2,298)
KRW	12,580,600,000	USD	11,690,160	Standard Chartered Bank	8/2/18	—	(443,926)
NZD	4,018,060	USD	2,740,237	HSBC Bank USA, N.A.	8/2/18	—	(1,527)
NZD	8,895,223	USD	6,066,364	HSBC Bank USA, N.A.	8/2/18	—	(3,380)
NZD	53,790,000	USD	36,615,181	Standard Chartered Bank	8/2/18	48,087	—
NZD	846,000	USD	577,953	Standard Chartered Bank	8/2/18	—	(1,320)
NZD	14,154,000	USD	9,669,447	Standard Chartered Bank	8/2/18	—	(22,079)
NZD	2,939,000	USD	2,003,928	State Street Bank and Trust Company	8/2/18	—	(705)
NZD	53,629,000	USD	36,566,397	State Street Bank and Trust Company	8/2/18	—	(12,867)
PHP	1,219,000,000	USD	23,263,359	Deutsche Bank AG	8/2/18	—	(308,835)
PHP	1,204,000,000	USD	22,979,292	Goldman Sachs International	8/2/18	—	(307,227)
PHP	865,280,000	USD	16,545,816	Standard Chartered Bank	8/2/18	—	(252,058)
USD	11,112,555	AUD	14,987,939	Standard Chartered Bank	8/2/18	—	(22,730)
USD	25,513,497	AUD	34,411,052	Standard Chartered Bank	8/2/18	—	(52,187)
USD	11,844,458	AUD	15,956,000	State Street Bank and Trust Company	8/2/18	—	(10,049)
USD	27,194,151	AUD	36,634,000	State Street Bank and Trust Company	8/2/18	—	(23,071)
USD	123,474,359	EUR	99,311,000	Standard Chartered Bank	8/2/18	7,345,048	—
USD	14,474,824	EUR	11,800,000	Standard Chartered Bank	8/2/18	676,495	—
USD	130,005,426	EUR	111,111,000	Standard Chartered Bank	8/2/18	77,785	—
USD	11,277,992	KRW	12,580,600,000	JPMorgan Chase Bank, N.A.	8/2/18	31,758	—
USD	3,428,214	KRW	3,832,400,000	JPMorgan Chase Bank, N.A.	8/2/18	2,298	—
USD	3,561,147	KRW	3,832,400,000	Standard Chartered Bank	8/2/18	135,232	—
USD	11,253,779	KRW	12,580,600,000	Standard Chartered Bank	8/2/18	7,545	—
USD	26,203,928	NZD	35,827,523	Australia and New Zealand Banking Group Limited	8/2/18	1,783,886	—
USD	47,924,275	NZD	68,032,700	Australia and New Zealand Banking Group Limited	8/2/18	1,553,182	—
USD	5,707,088	NZD	7,803,060	Australia and New Zealand Banking Group Limited	8/2/18	388,522	—
USD	18,644,226	NZD	26,608,000	Citibank, N.A.	8/2/18	508,211	—
USD	14,764,504	PHP	784,320,000	BNP Paribas	8/2/18	—	(4,726)
USD	18,127,115	PHP	964,000,000	Citibank, N.A.	8/2/18	—	(25,601)
USD	5,321,159	PHP	285,560,000	Deutsche Bank AG	8/2/18	—	(56,112)
USD	23,583,380	PHP	1,254,400,000	UBS AG	8/2/18	—	(37,748)
EUR	216,714	USD	253,555	Standard Chartered Bank	8/3/18	—	(123)
EUR	2,686,500	USD	3,142,923	Standard Chartered Bank	8/3/18	—	(1,238)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	14,845,542	USD	17,369,284	Standard Chartered Bank	8/3/18	$—	$(8,400)
EUR	1,202,000	USD	1,414,093	Standard Chartered Bank	8/3/18	—	(8,433)
JPY	7,329,222,294	USD	66,495,698	Standard Chartered Bank	8/3/18	—	(943,738)
USD	4,767,467	EUR	4,105,214	Standard Chartered Bank	8/3/18	—	(33,310)
USD	17,240,425	EUR	14,845,542	Standard Chartered Bank	8/3/18	—	(120,459)
USD	65,556,550	JPY	7,329,222,294	Standard Chartered Bank	8/3/18	4,590	—
CLP	7,546,823,000	USD	11,814,987	BNP Paribas	8/6/18	19,467	—
CLP	7,195,177,000	USD	11,277,707	Goldman Sachs International	8/6/18	5,318	—
NOK	473,560,000	EUR	48,851,843	Bank of America, N.A.	8/6/18	926,505	—
NOK	495,040,000	EUR	51,035,052	Citibank, N.A.	8/6/18	1,006,710	—
USD	23,824,299	CLP	14,742,000,000	Standard Chartered Bank	8/6/18	706,820	—
USD	206,393	EUR	176,492	Bank of America, N.A.	8/6/18	—	(48)
USD	238,591	EUR	200,735	JPMorgan Chase Bank, N.A.	8/6/18	3,794	—
USD	727,604	EUR	620,599	UBS AG	8/6/18	1,697	—
USD	120,901	EUR	103,121	UBS AG	8/6/18	282	—
NOK	326,518,000	EUR	34,086,501	The Toronto-Dominion Bank	8/7/18	165,865	—
SGD	102,014,307	USD	76,637,661	Goldman Sachs International	8/7/18	—	(1,698,774)
USD	76,120,423	SGD	102,014,307	Standard Chartered Bank	8/7/18	1,181,536	—
UYU	306,350,000	USD	10,017,986	Citibank, N.A.	8/8/18	9,390	—
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(212,156)
CZK	1,022,059,000	EUR	40,094,896	Goldman Sachs International	8/9/18	—	(163,699)
EUR	16,965,946	CZK	436,024,807	Goldman Sachs International	8/9/18	—	(92,906)
EUR	22,719,787	CZK	586,034,193	Goldman Sachs International	8/9/18	—	(222,091)
JPY	1,210,590,000	USD	10,718,403	Goldman Sachs International	8/9/18	113,183	—
NOK	70,430,000	EUR	7,308,608	JPMorgan Chase Bank, N.A.	8/9/18	86,571	—
USD	32,009,868	JPY	3,455,817,321	Goldman Sachs International	8/9/18	1,089,423	—
USD	3,771,846	JPY	423,717,893	Standard Chartered Bank	8/9/18	—	(19,311)
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	442,899	—
EGP	95,190,000	USD	5,279,534	Citibank, N.A.	8/13/18	30,186	—
ILS	119,771,200	USD	33,107,002	JPMorgan Chase Bank, N.A.	8/13/18	—	(469,314)
SEK	55,617,000	EUR	5,423,147	Deutsche Bank AG	8/14/18	—	(16,240)
SEK	5,450,500	EUR	528,375	Standard Chartered Bank	8/14/18	2,033	—
SEK	246,925,410	EUR	24,295,392	UBS AG	8/14/18	—	(327,228)
UYU	247,834,223	USD	8,403,439	JPMorgan Chase Bank, N.A.	8/14/18	—	(298,382)
AUD	27,326,000	USD	20,196,811	HSBC Bank USA, N.A.	8/15/18	106,696	—
NZD	50,654	USD	34,364	HSBC Bank USA, N.A.	8/15/18	162	—
USD	18,564,000	NZD	27,364,347	HSBC Bank USA, N.A.	8/15/18	—	(87,288)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(779,827)
EUR	10,723,388	USD	12,501,648	Standard Chartered Bank	8/16/18	50,386	—
RSD	2,118,450,000	EUR	17,802,101	Deutsche Bank AG	8/16/18	156,922	—
USD	107,596,788	EUR	85,559,963	Standard Chartered Bank	8/16/18	7,446,391	—
USD	53,757,090	EUR	43,348,122	Standard Chartered Bank	8/16/18	3,016,867	—
USD	29,737,534	EUR	24,082,290	Standard Chartered Bank	8/16/18	1,548,522	—
USD	10,356,359	EUR	8,292,816	Standard Chartered Bank	8/16/18	649,379	—
USD	10,890,641	KZT	3,653,810,000	Standard Chartered Bank	8/16/18	399,596	—
AUD	12,561,995	USD	9,437,890	Australia and New Zealand Banking Group Limited	8/20/18	—	(103,978)
USD	5,755,556	INR	394,270,000	Deutsche Bank AG	8/20/18	14,732	—
USD	9,530,936	NZD	13,806,567	Australia and New Zealand Banking Group Limited	8/20/18	120,612	—
UAH	123,336,000	USD	4,282,500	Citibank, N.A.	8/22/18	268,211	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	$—	$(1,638,345)
USD	4,551,144	UAH	123,336,000	Standard Chartered Bank	8/22/18	433	—
USD	168,931,492	EUR	135,222,000	Standard Chartered Bank	8/23/18	10,570,554	—
USD	5,309,928	EUR	4,227,902	Standard Chartered Bank	8/23/18	358,555	—
USD	21,971,383	EUR	18,789,800	Standard Chartered Bank	8/23/18	—	(33,693)
USD	18,729,949	JPY	2,068,797,764	Standard Chartered Bank	8/23/18	202,950	—
UYU	141,168,000	USD	4,800,000	JPMorgan Chase Bank, N.A.	8/23/18	—	(189,269)
USD	23,761,502	EUR	20,426,700	UBS AG	8/24/18	—	(162,298)
KZT	1,071,470,000	USD	3,043,949	Deutsche Bank AG	8/27/18	26,468	—
USD	3,163,478	KZT	1,071,470,000	Deutsche Bank AG	8/27/18	93,061	—
USD	5,794,552	NZD	8,540,000	UBS AG	8/27/18	—	(26,076)
USD	13,727,118	NZD	20,231,000	UBS AG	8/27/18	—	(61,773)
AUD	36,508,000	USD	27,659,629	Goldman Sachs International	8/29/18	—	(532,031)
THB	545,000,000	USD	17,098,039	Citibank, N.A.	8/29/18	—	(707,650)
THB	708,000,000	USD	22,173,505	Citibank, N.A.	8/29/18	—	(881,035)
THB	557,000,000	USD	17,482,737	Deutsche Bank AG	8/29/18	—	(731,458)
THB	694,000,000	USD	21,735,045	Deutsche Bank AG	8/29/18	—	(863,613)
USD	27,339,264	KRW	29,348,700,000	BNP Paribas	8/29/18	989,739	—
USD	27,301,025	KRW	29,294,000,000	Deutsche Bank AG	8/29/18	1,000,610	—
USD	16,195,642	KRW	17,431,370,000	Deutsche Bank AG	8/29/18	545,603	—
USD	27,717,322	NZD	39,994,000	Goldman Sachs International	8/29/18	458,639	—
USD	35,105	NZD	50,654	Goldman Sachs International	8/29/18	581	—
COP	16,123,314,000	USD	5,508,478	Standard Chartered Bank	8/30/18	63,407	—
COP	49,025,655,319	USD	16,889,383	UBS AG	8/30/18	52,872	—
SGD	72,670,000	USD	54,293,335	Standard Chartered Bank	8/30/18	—	(889,276)
USD	44,165,123	EUR	35,410,000	Deutsche Bank AG	8/30/18	2,674,937	—
USD	54,069,136	SGD	72,670,000	Standard Chartered Bank	8/30/18	665,077	—
COP	52,318,627,000	USD	18,056,160	Bank of America, N.A.	8/31/18	23,379	—
COP	50,998,953,000	USD	17,595,250	UBS AG	8/31/18	28,255	—
IDR	315,906,000,000	USD	22,404,681	BNP Paribas	8/31/18	—	(533,845)
IDR	310,461,000,000	USD	22,041,960	Standard Chartered Bank	8/31/18	—	(548,092)
INR	1,002,100,000	USD	14,542,156	BNP Paribas	8/31/18	37,121	—
INR	1,631,608,256	USD	23,674,116	Standard Chartered Bank	8/31/18	63,704	—
INR	1,145,680,000	USD	16,630,088	Standard Chartered Bank	8/31/18	38,096	—
NOK	66,446,000	EUR	6,988,015	JPMorgan Chase Bank, N.A.	8/31/18	—	(32,677)
USD	7,278,550	INR	500,000,000	Barclays Bank PLC	8/31/18	4,188	—
USD	34,218,716	INR	2,351,920,800	BNP Paribas	8/31/18	1,267	—
USD	7,729,740	INR	533,197,456	Goldman Sachs International	8/31/18	—	(27,603)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(177,790)
EUR	2,762,000	USD	3,247,629	Goldman Sachs International	9/7/18	—	(9,464)
EUR	6,626,000	USD	7,791,016	Goldman Sachs International	9/7/18	—	(22,705)
EUR	101,439,000	USD	119,274,512	Goldman Sachs International	9/7/18	—	(347,596)
RSD	851,040,000	EUR	6,848,039	Deutsche Bank AG	9/7/18	403,488	—
RSD	425,778,000	EUR	3,424,029	Deutsche Bank AG	9/7/18	204,289	—
THB	667,000,000	USD	20,876,369	Goldman Sachs International	9/7/18	—	(812,593)
THB	673,000,000	USD	21,057,572	Goldman Sachs International	9/7/18	—	(813,312)
THB	508,950,000	USD	15,946,048	Standard Chartered Bank	9/7/18	—	(636,514)
THB	672,000,000	USD	21,046,038	Standard Chartered Bank	9/7/18	—	(831,859)
USD	122,589,635	EUR	103,941,580	Goldman Sachs International	9/7/18	728,698	—
USD	46,040,056	EUR	39,155,534	Goldman Sachs International	9/7/18	134,172	—
USD	39,989,996	NZD	57,783,000	State Street Bank and Trust Company	9/7/18	607,411	—
AUD	42,429,000	USD	32,572,400	Standard Chartered Bank	9/10/18	—	(1,043,995)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	77,638,714,000	USD	27,327,953	Citibank, N.A.	9/10/18	$—	$(510,677)
COP	118,263,316,000	USD	41,683,109	Credit Agricole Corporate and Investment Bank	9/10/18	—	(833,643)
IDR	269,405,000,000	USD	19,206,174	Citibank, N.A.	9/10/18	—	(574,202)
IDR	224,064,000,000	USD	15,958,974	Deutsche Bank AG	9/10/18	—	(462,773)
USD	17,873,637	NZD	25,357,000	Standard Chartered Bank	9/10/18	591,318	—
USD	15,674,445	NZD	22,237,047	Standard Chartered Bank	9/10/18	518,562	—
UYU	410,870,000	USD	13,357,282	Citibank, N.A.	9/10/18	24,237	—
EUR	10,706,677	HUF	3,460,820,000	Citibank, N.A.	9/11/18	—	(92,842)
EGP	41,810,000	USD	2,294,731	Deutsche Bank AG	9/12/18	15,989	—
ILS	460,730,000	USD	129,991,818	Goldman Sachs International	9/12/18	—	(4,192,189)
RUB	1,731,500,000	USD	29,967,117	Credit Suisse International	9/12/18	—	(2,369,847)
USD	27,653,692	RUB	1,731,500,000	Credit Suisse International	9/12/18	56,423	—
UYU	142,950,000	USD	4,881,339	JPMorgan Chase Bank, N.A.	9/12/18	—	(227,369)
AUD	82,721,541	USD	62,781,927	BNP Paribas	9/13/18	—	(1,312,425)
RSD	841,746,000	EUR	6,788,274	Deutsche Bank AG	9/13/18	375,654	—
USD	33,965,593	AUD	44,753,105	BNP Paribas	9/13/18	710,034	—
USD	172,335,123	EUR	136,665,442	JPMorgan Chase Bank, N.A.	9/13/18	12,035,367	—
USD	28,796,530	NZD	41,011,000	BNP Paribas	9/13/18	845,070	—
UYU	140,265,000	USD	4,783,936	Citibank, N.A.	9/13/18	—	(218,230)
COP	14,167,442,000	USD	4,943,660	Citibank, N.A.	9/14/18	—	(51,026)
COP	21,981,959,000	USD	7,671,515	Credit Agricole Corporate and Investment Bank	9/14/18	—	(80,189)
USD	5,097,804	EUR	4,338,760	Deutsche Bank AG	9/14/18	8,330	—
USD	796,849	EUR	678,201	Deutsche Bank AG	9/14/18	1,302	—
AUD	37,600,000	USD	28,535,133	Standard Chartered Bank	9/17/18	—	(594,809)
COP	35,518,739,000	USD	12,399,630	Credit Agricole Corporate and Investment Bank	9/17/18	—	(135,266)
RSD	4,327,471,852	EUR	36,289,072	Citibank, N.A.	9/17/18	280,316	—
RSD	418,835,000	EUR	3,394,125	Deutsche Bank AG	9/17/18	165,718	—
USD	28,883,963	NZD	41,000,000	Standard Chartered Bank	9/17/18	940,000	—
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(239,506)
RSD	418,329,000	EUR	3,394,150	Deutsche Bank AG	9/18/18	160,193	—
JPY	6,940,777,706	USD	63,158,267	Standard Chartered Bank	9/19/18	—	(885,612)
CZK	2,343,059,000	EUR	91,848,648	JPMorgan Chase Bank, N.A.	9/20/18	—	(453,892)
EUR	19,738,700	CZK	510,502,000	JPMorgan Chase Bank, N.A.	9/20/18	—	(221,652)
EUR	71,207,359	CZK	1,832,557,000	JPMorgan Chase Bank, N.A.	9/20/18	—	(383,700)
USD	65,321,977	EUR	52,594,184	JPMorgan Chase Bank, N.A.	9/20/18	3,599,393	—
USD	6,549,438	EUR	5,514,675	JPMorgan Chase Bank, N.A.	9/20/18	77,620	—
USD	104,801,595	NZD	149,079,780	Goldman Sachs International	9/20/18	3,194,769	—
USD	4,946,614	NZD	7,036,535	Goldman Sachs International	9/20/18	150,792	—
UAH	124,192,000	USD	4,282,483	Citibank, N.A.	9/21/18	233,144	—
USD	97,084,235	EUR	82,569,366	Standard Chartered Bank	9/21/18	176,485	—
USD	24,506,481	EUR	20,842,567	Standard Chartered Bank	9/21/18	44,549	—
USD	4,503,790	UAH	124,192,000	Standard Chartered Bank	9/21/18	—	(11,837)
COP	96,445,481,000	USD	32,843,685	Credit Agricole Corporate and Investment Bank	9/24/18	446,832	—
COP	80,143,480,000	USD	27,326,144	Credit Agricole Corporate and Investment Bank	9/24/18	337,339	—
RSD	430,039,000	EUR	3,484,919	Citibank, N.A.	9/24/18	166,671	—
UYU	234,334,000	USD	7,989,567	Citibank, N.A.	9/24/18	—	(377,437)
EUR	3,100,000	USD	3,639,772	Goldman Sachs International	9/26/18	—	(58)
RSD	414,189,000	EUR	3,355,115	Deutsche Bank AG	9/26/18	161,166	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	$—	$(71,373)
EUR	8,870,000	USD	10,702,542	Standard Chartered Bank	9/27/18	—	(287,468)
USD	86,586,849	EUR	69,386,048	Standard Chartered Bank	9/27/18	5,114,381	—
USD	4,443,011	EUR	3,760,643	Standard Chartered Bank	9/27/18	27,299	—
USD	2,667,437	EUR	2,266,533	Standard Chartered Bank	9/27/18	6,095	—
USD	10,168,652	EUR	8,689,893	Standard Chartered Bank	9/27/18	—	(34,941)
USD	25,569,229	NZD	36,346,000	Australia and New Zealand Banking Group Limited	9/27/18	797,247	—
USD	5,282,782	KZT	1,851,350,955	Deutsche Bank AG	10/1/18	18,736	—
USD	4,990,398	KZT	1,757,119,000	Deutsche Bank AG	10/1/18	—	(5,714)
USD	4,334,196	KZT	1,528,671,000	Deutsche Bank AG	10/1/18	—	(12,357)
USD	17,007,289	KZT	5,950,000,000	VTB Capital PLC	10/1/18	89,332	—
ARS	294,773,000	USD	10,152,333	BNP Paribas	10/2/18	—	(27,913)
ARS	109,011,000	USD	3,749,948	Citibank, N.A.	10/2/18	—	(5,802)
ARS	108,974,000	USD	3,749,966	Citibank, N.A.	10/2/18	—	(7,090)
ARS	108,898,000	USD	3,749,931	Citibank, N.A.	10/2/18	—	(9,666)
ARS	108,823,000	USD	3,749,931	Citibank, N.A.	10/2/18	—	(12,242)
ARS	163,292,000	USD	5,624,940	Citibank, N.A.	10/2/18	—	(16,431)
AUD	34,411,052	USD	25,517,901	Standard Chartered Bank	10/2/18	53,288	—
AUD	14,987,939	USD	11,114,474	Standard Chartered Bank	10/2/18	23,210	—
USD	36,613,304	NZD	53,790,000	Standard Chartered Bank	10/2/18	—	(47,812)
USD	130,605,425	EUR	111,111,000	Standard Chartered Bank	10/4/18	69,552	—
ILS	440,266,000	USD	120,983,773	Goldman Sachs International	10/5/18	—	(573,486)
USD	7,327,243	EUR	5,862,263	JPMorgan Chase Bank, N.A.	10/5/18	439,575	—
USD	6,871,873	EUR	5,524,458	JPMorgan Chase Bank, N.A.	10/5/18	381,099	—
USD	6,179,606	EUR	4,966,092	JPMorgan Chase Bank, N.A.	10/5/18	344,865	—
USD	4,102,789	EUR	3,276,700	JPMorgan Chase Bank, N.A.	10/5/18	252,941	—
USD	2,424,840	EUR	1,948,930	JPMorgan Chase Bank, N.A.	10/5/18	135,010	—
USD	1,801,140	EUR	1,441,834	JPMorgan Chase Bank, N.A.	10/5/18	107,105	—
USD	1,524,746	EUR	1,219,748	JPMorgan Chase Bank, N.A.	10/5/18	91,644	—
USD	684,746	EUR	552,246	JPMorgan Chase Bank, N.A.	10/5/18	35,904	—
USD	404,859	EUR	323,254	JPMorgan Chase Bank, N.A.	10/5/18	25,063	—
USD	149	SGD	204	Deutsche Bank AG	10/5/18	—	(1)
USD	22,402,142	SGD	30,633,809	Deutsche Bank AG	10/5/18	—	(127,976)
UYU	412,890,000	USD	13,357,813	Citibank, N.A.	10/9/18	10,673	—
AUD	64,660,000	USD	48,020,137	HSBC Bank USA, N.A.	10/10/18	32,011	—
RSD	207,179,000	EUR	1,677,563	Deutsche Bank AG	10/10/18	78,499	—
UGX	2,996,764,000	USD	760,021	Standard Chartered Bank	10/10/18	40,640	—
USD	45,062,751	NZD	65,960,000	HSBC Bank USA, N.A.	10/10/18	105,176	—
TWD	94,975,000	USD	3,201,584	Citibank, N.A.	10/11/18	—	(81,737)
TWD	575,025,000	USD	19,405,541	Société Générale	10/11/18	—	(516,462)
USD	6,372,976	TWD	183,000,000	Citibank, N.A.	10/11/18	361,582	—
USD	16,959,777	TWD	487,000,000	Goldman Sachs International	10/11/18	962,244	—
TWD	136,600,000	USD	4,610,192	Deutsche Bank AG	10/12/18	—	(122,831)
TWD	475,100,000	USD	16,034,425	Deutsche Bank AG	10/12/18	—	(427,209)
USD	19,574,588	NZD	28,670,465	HSBC Bank USA, N.A.	10/12/18	32,927	—
USD	8,263,611	NZD	12,103,528	HSBC Bank USA, N.A.	10/12/18	13,900	—
USD	9,486,282	NZD	13,924,000	HSBC Bank USA, N.A.	10/12/18	—	(4,254)
USD	22,472,351	NZD	32,985,000	HSBC Bank USA, N.A.	10/12/18	—	(10,079)
USD	12,702,561	TWD	364,500,000	Standard Chartered Bank	10/12/18	728,598	—
USD	8,602,749	TWD	247,200,000	Standard Chartered Bank	10/12/18	482,135	—
SEK	247,571,000	EUR	23,946,003	HSBC Bank USA, N.A.	10/16/18	158,538	—
TWD	490,580,000	USD	16,584,855	Citibank, N.A.	10/16/18	—	(466,690)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	462,545,000	USD	15,519,040	Goldman Sachs International	10/16/18	$—	$(321,975)
TWD	490,585,000	USD	16,615,919	Goldman Sachs International	10/16/18	—	(497,590)
TWD	248,835,000	USD	8,428,513	Standard Chartered Bank	10/16/18	—	(252,959)
USD	12,757,785	TWD	368,700,000	Citibank, N.A.	10/16/18	644,028	—
USD	10,962,733	TWD	317,700,000	Citibank, N.A.	10/16/18	524,597	—
USD	8,478,786	TWD	245,800,000	Deutsche Bank AG	10/16/18	402,947	—
USD	12,762,135	TWD	369,400,000	Standard Chartered Bank	10/16/18	625,379	—
USD	8,491,543	TWD	246,000,000	Standard Chartered Bank	10/16/18	409,133	—
USD	5,009,331	TWD	144,945,000	Standard Chartered Bank	10/16/18	247,116	—
CLP	10,000,000,000	USD	15,686,275	Standard Chartered Bank	10/17/18	4,336	—
KZT	6,025,800,000	USD	17,891,330	VTB Capital PLC	10/17/18	—	(818,704)
USD	15,477,959	CLP	10,000,000,000	BNP Paribas	10/17/18	—	(212,651)
USD	17,516,860	KZT	6,025,800,000	VTB Capital PLC	10/17/18	444,234	—
CNH	312,000,000	USD	46,383,706	Deutsche Bank AG	10/18/18	—	(601,670)
CNH	121,081,000	USD	18,031,422	Goldman Sachs International	10/18/18	—	(264,324)
CNH	310,000,000	USD	46,130,952	Goldman Sachs International	10/18/18	—	(642,391)
CNH	322,000,000	USD	47,941,636	JPMorgan Chase Bank, N.A.	10/18/18	—	(692,227)
CNH	312,000,000	USD	46,465,910	Standard Chartered Bank	10/18/18	—	(683,874)
RSD	338,868,000	EUR	2,755,024	Deutsche Bank AG	10/18/18	112,858	—
USD	45,720,985	CNH	312,000,000	Deutsche Bank AG	10/18/18	—	(61,052)
USD	63,152,798	CNH	431,081,000	Goldman Sachs International	10/18/18	—	(102,862)
USD	47,182,944	CNH	322,000,000	JPMorgan Chase Bank, N.A.	10/18/18	—	(66,466)
USD	45,711,178	CNH	312,000,000	Standard Chartered Bank	10/18/18	—	(70,858)
USD	203,585,229	EUR	167,903,959	Standard Chartered Bank	10/18/18	6,110,977	—
NOK	83,954,000	EUR	8,816,649	The Toronto-Dominion Bank	10/19/18	—	(46,391)
ARS	423,229,000	USD	14,307,945	BNP Paribas	10/22/18	—	(55,729)
NOK	443,450,000	EUR	46,449,146	Citibank, N.A.	10/22/18	—	(109,523)
USD	49,331,682	ARS	1,508,069,525	Goldman Sachs International	10/22/18	—	(1,452,486)
EUR	4,802,740	PLN	20,919,500	State Street Bank and Trust Company	10/23/18	—	(80,731)
PHP	1,636,400,000	USD	30,314,931	JPMorgan Chase Bank, N.A.	10/23/18	428,342	—
PHP	824,600,000	USD	15,276,028	JPMorgan Chase Bank, N.A.	10/23/18	215,846	—
TWD	622,000,000	USD	20,879,490	BNP Paribas	10/23/18	—	(438,095)
TWD	516,000,000	USD	17,315,436	Standard Chartered Bank	10/23/18	—	(357,623)
TWD	633,000,000	USD	21,241,611	Standard Chartered Bank	10/23/18	—	(438,712)
USD	32,524,613	TWD	925,000,000	Goldman Sachs International	10/23/18	2,125,433	—
USD	29,729,065	TWD	846,000,000	Standard Chartered Bank	10/23/18	1,926,139	—
UYU	577,082,000	USD	19,878,815	Citibank, N.A.	10/23/18	—	(1,260,845)
USD	18,607,455	NZD	27,364,347	Australia and New Zealand Banking Group Limited	10/24/18	—	(45,127)
USD	97,933,491	EUR	81,117,776	JPMorgan Chase Bank, N.A.	10/25/18	2,477,293	—
USD	5,467,896	KZT	1,838,580,000	Citibank, N.A.	10/25/18	267,931	—
USD	6,310,040	NZD	9,283,000	State Street Bank and Trust Company	10/25/18	—	(17,639)
USD	14,946,836	NZD	21,989,000	State Street Bank and Trust Company	10/25/18	—	(41,783)
AUD	14,430,813	USD	10,712,382	Standard Chartered Bank	10/26/18	13,084	—
AUD	13,313,568	USD	9,883,021	Standard Chartered Bank	10/26/18	12,071	—
COP	107,445,784,000	USD	36,926,122	Citibank, N.A.	10/26/18	105,060	—
USD	3,556,564	NZD	5,223,064	Standard Chartered Bank	10/26/18	—	(3,712)
USD	16,329,864	NZD	23,981,549	Standard Chartered Bank	10/26/18	—	(17,044)
UYU	713,425,000	USD	24,538,247	HSBC Bank USA, N.A.	10/26/18	—	(1,539,136)
EUR	154,073	USD	180,953	Standard Chartered Bank	10/30/18	425	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	250,325,000	EUR	26,130,426	HSBC Bank USA, N.A.	10/30/18	$33,848	$—
RSD	1,265,896,000	EUR	10,664,667	Citibank, N.A.	10/30/18	—	(30,925)
NOK	71,055,000	EUR	7,425,170	JPMorgan Chase Bank, N.A.	10/31/18	—	(194)
NOK	207,512,000	EUR	21,690,904	State Street Bank and Trust Company	10/31/18	—	(7,779)
TWD	425,000,000	USD	14,276,117	Goldman Sachs International	10/31/18	—	(304,719)
TWD	553,580,000	USD	18,858,116	Goldman Sachs International	10/31/18	—	(659,795)
TWD	430,000,000	USD	14,444,071	JPMorgan Chase Bank, N.A.	10/31/18	—	(308,304)
TWD	556,000,000	USD	18,937,330	Standard Chartered Bank	10/31/18	—	(659,454)
USD	23,424,583	TWD	687,980,000	Goldman Sachs International	10/31/18	808,013	—
USD	14,114,841	TWD	414,200,000	Goldman Sachs International	10/31/18	498,481	—
USD	29,388,311	TWD	862,400,000	Nomura International PLC	10/31/18	1,037,880	—
USD	86,354,194	EUR	71,201,456	Standard Chartered Bank	11/1/18	2,521,068	—
USD	9,670,644	NZD	14,154,000	Standard Chartered Bank	11/1/18	22,336	—
USD	578,025	NZD	846,000	Standard Chartered Bank	11/1/18	1,335	—
AUD	36,634,000	USD	27,204,628	State Street Bank and Trust Company	11/2/18	24,317	—
AUD	15,956,000	USD	11,849,021	State Street Bank and Trust Company	11/2/18	10,591	—
USD	36,570,500	NZD	53,629,000	State Street Bank and Trust Company	11/2/18	13,216	—
USD	2,004,153	NZD	2,939,000	State Street Bank and Trust Company	11/2/18	724	—
PHP	784,320,000	USD	14,687,090	BNP Paribas	11/5/18	34,909	—
PHP	964,000,000	USD	18,030,487	Citibank, N.A.	11/5/18	64,178	—
PHP	1,254,400,000	USD	23,456,506	UBS AG	11/5/18	89,082	—
UYU	145,230,000	USD	4,956,655	Citibank, N.A.	11/5/18	—	(285,282)
UYU	405,243,408	USD	13,607,905	JPMorgan Chase Bank, N.A.	11/5/18	—	(573,111)
JPY	7,329,222,294	USD	65,996,329	Standard Chartered Bank	11/8/18	1,118	—
USD	1,319,808	EUR	1,098,494	Deutsche Bank AG	11/8/18	25,676	—
USD	7,135,075	EUR	6,038,997	Deutsche Bank AG	11/8/18	20,556	—
USD	1,377,491	EUR	1,155,128	Deutsche Bank AG	11/8/18	16,638	—
USD	697,114	EUR	584,732	Deutsche Bank AG	11/8/18	8,244	—
USD	1,165,837	EUR	983,000	Deutsche Bank AG	11/8/18	7,770	—
USD	3,302,549	EUR	2,797,182	Deutsche Bank AG	11/8/18	7,200	—
USD	270,783	EUR	226,999	Deutsche Bank AG	11/8/18	3,356	—
USD	1,573,152	EUR	1,333,180	Deutsche Bank AG	11/8/18	2,538	—
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	—	(10,862)
THB	791,605,469	USD	23,857,910	Deutsche Bank AG	11/9/18	4,426	—
THB	349,776,067	USD	10,522,746	JPMorgan Chase Bank, N.A.	11/9/18	20,984	—
THB	473,529,582	USD	14,275,839	Standard Chartered Bank	11/9/18	—	(1,655)
THB	232,744,000	USD	7,002,979	UBS AG	11/9/18	12,910	—
USD	24,928,530	THB	791,605,470	Deutsche Bank AG	11/9/18	1,066,194	—
USD	11,014,713	THB	349,776,067	JPMorgan Chase Bank, N.A.	11/9/18	470,983	—
USD	14,898,832	THB	473,529,582	Standard Chartered Bank	11/9/18	624,648	—
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	367,083	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	136,630	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	—	(11,629)
EUR	12,435,500	USD	14,685,579	Deutsche Bank AG	11/15/18	—	(26,706)
USD	17,358,305	EUR	14,503,931	Deutsche Bank AG	11/15/18	261,181	—
USD	15,721,424	EUR	13,128,099	Deutsche Bank AG	11/15/18	246,120	—
USD	14,285,437	EUR	12,012,241	Deutsche Bank AG	11/15/18	125,499	—
USD	9,127,390	EUR	7,649,826	Deutsche Bank AG	11/15/18	109,833	—
USD	8,904,475	EUR	7,503,813	Deutsche Bank AG	11/15/18	59,037	—
USD	2,451,344	EUR	2,053,654	Deutsche Bank AG	11/15/18	30,512	—
USD	7,609,514	EUR	6,436,958	Deutsche Bank AG	11/15/18	21,677	—
USD	684,507	EUR	577,156	Deutsche Bank AG	11/15/18	4,160	—
USD	1,705,512	EUR	1,444,823	Deutsche Bank AG	11/15/18	2,366	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,892,945	EUR	10,173,301	Deutsche Bank AG	11/15/18	$—	$(99,265)
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	1,328,817	—
USD	5,000,000	GEL	12,625,000	VTB Capital PLC	11/16/18	—	(74,734)
USD	5,000,000	GEL	12,645,000	VTB Capital PLC	11/16/18	—	(82,774)
USD	153,975,110	EUR	129,060,064	Standard Chartered Bank	11/29/18	1,660,035	—
UYU	301,650,000	USD	9,995,030	Citibank, N.A.	11/29/18	—	(328,079)
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	1,395,940	—
USD	6,068,099	NZD	8,895,223	HSBC Bank USA, N.A.	12/3/18	3,025	—
USD	2,741,020	NZD	4,018,060	HSBC Bank USA, N.A.	12/3/18	1,367	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	1,331,388	—
USD	10,954,264	GEL	28,262,000	Société Générale	12/4/18	—	(377,124)
USD	5,604,861	EUR	4,683,891	Standard Chartered Bank	12/6/18	73,718	—
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(221,189)
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(84,491)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(94,462)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(94,462)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	208,246	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	190,261	—
USD	109,729,300	EUR	92,146,000	Goldman Sachs International	12/13/18	850,887	—
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(34,416)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(62,172)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	244,637	—
UYU	338,936,000	USD	10,496,624	Citibank, N.A.	12/14/18	340,289	—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(22,836)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(332,556)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(53,054)
USD	50,048,751	EUR	42,260,910	Deutsche Bank AG	12/20/18	84,255	—
USD	26,525,046	BHD	10,114,000	Credit Agricole Corporate and Investment Bank	12/27/18	—	(274,076)
USD	13,260,968	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	12/31/18	—	(253,489)
USD	7,306,489	BHD	2,803,500	Standard Chartered Bank	12/31/18	—	(121,759)
UGX	7,723,730,000	USD	1,900,057	Standard Chartered Bank	1/7/19	130,128	—
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(33,055)
USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	—	(33,056)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(66,111)
EUR	5,682,000	USD	6,712,431	Deutsche Bank AG	1/10/19	17,288	—
EUR	65,380,000	USD	77,913,346	Deutsche Bank AG	1/10/19	—	(477,756)
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(23,561)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(23,565)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(50,636)
USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	—	(121,895)
UGX	7,822,362,000	USD	1,996,519	Citibank, N.A.	1/14/19	56,980	—
USD	7,995,854	KRW	8,871,000,000	Deutsche Bank AG	1/14/19	—	(11,535)
USD	26,242,733	KRW	29,115,000,000	Deutsche Bank AG	1/14/19	—	(37,857)
USD	10,839,274	KRW	12,011,000,000	Goldman Sachs International	1/14/19	—	(2,428)
USD	35,573,504	KRW	39,419,000,000	Goldman Sachs International	1/14/19	—	(7,968)
USD	8,991,123	KRW	10,022,404,316	JPMorgan Chase Bank, N.A.	1/14/19	—	(55,578)
USD	29,509,599	KRW	32,894,350,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(182,412)
UYU	335,826,000	USD	11,391,655	Citibank, N.A.	1/14/19	—	(704,887)
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(25,722)
USD	17,601,914	EUR	14,845,542	Standard Chartered Bank	1/17/19	8,515	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	256,951	EUR	216,714	Standard Chartered Bank	1/17/19	$124	$—
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	18,389	—
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	—	(17,170)
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(581,909)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(599,633)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(326,984)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(736,085)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(736,123)
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(383,370)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(491,636)
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(5,867,104)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(5,860,651)
USD	2,904,146	KZT	994,670,000	Deutsche Bank AG	1/28/19	137,570	—
USD	1,082,219	KZT	370,660,000	Deutsche Bank AG	1/28/19	51,265	—
USD	26,819,036	TRY	111,835,380	Deutsche Bank AG	1/28/19	5,854,235	—
USD	26,851,152	TRY	111,835,050	Standard Chartered Bank	1/28/19	5,886,414	—
UYU	586,700,000	USD	18,562,931	HSBC Bank USA, N.A.	1/28/19	67,499	—
KRW	12,580,600,000	USD	11,342,048	JPMorgan Chase Bank, N.A.	1/30/19	20,789	—
USD	3,455,103	KRW	3,832,400,000	JPMorgan Chase Bank, N.A.	1/30/19	—	(6,333)
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(97,879)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(532,674)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(1,124,647)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(232,665)
EUR	8,669,249	RON	41,400,000	Standard Chartered Bank	2/8/19	—	(104,240)
UGX	4,905,440,000	USD	1,197,910	Citibank, N.A.	2/11/19	83,283	—
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(37,153)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(60,916)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(49,349)
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	—	(362,922)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(475,579)
EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	—	(340,099)
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(338,013)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(131,838)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(308,230)
EUR	5,561,844	RON	26,634,000	Standard Chartered Bank	2/22/19	—	(74,323)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(104,687)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(551,759)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(83,090)
TWD	695,640,000	USD	24,029,016	Goldman Sachs International	4/24/19	—	(822,544)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(80,708)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	1,470,364	—
EGP	291,253,000	USD	15,051,835	Deutsche Bank AG	4/30/19	—	(43,440)
TWD	632,000,000	USD	21,748,107	Citibank, N.A.	4/30/19	—	(655,096)
TWD	629,305,000	USD	21,659,095	Deutsche Bank AG	4/30/19	—	(656,029)
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	672,637	—
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	803,099	—
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(378,968)
USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(31,210)
USD	1,310,662	GHS	6,976,000	ICBC Standard Bank plc	5/23/19	—	(22,973)
USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(24,681)
USD	2,621,395	GHS	14,090,000	ICBC Standard Bank plc	5/24/19	—	(71,691)
USD	3,276,723	GHS	17,596,000	ICBC Standard Bank plc	5/28/19	—	(83,651)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(230,596)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	$—	$(21,438)
USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(34,033)
USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	—	(62,616)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(531,251)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(124,107)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(124,107)
USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(79,714)
USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(105,301)
USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(173,695)
USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(115,845)
USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(234,258)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(77,596)
USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(102,296)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(77,250)
USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(227,539)
USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(61,020)
USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(63,064)
USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(263,681)
USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(101,139)
USD	1,966,102	GHS	11,020,000	ICBC Standard Bank plc	6/27/19	—	(125,229)
CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	164,274	—
CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	—	(13,129)
CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	—	(194,667)
USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	865,157	—
USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	1,268,967	—
USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	851,239	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,136,561)
USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(201,081)
USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(158,829)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(575,446)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(82,806)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(92,108)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,165,051)
CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	153,495	—
CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	235,861	—
CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	163,882	—
CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	167,160	—
USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	462,034	—
USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	505,085	—
USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	207,866	—
USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	547,161	—
USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	534,945	—
EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	—	(3,251)
EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	—	(22,895)
EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	—	(40,088)
EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	—	(33,553)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(408,237)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(624,316)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(308,235)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(338,907)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(542,352)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(636,605)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(509,726)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	$—	$(647,215)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(107,619)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(121,904)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(63,921)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(109,175)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(98,237)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(117,707)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(64,461)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(92,978)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(106,228)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(188,057)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(350,973)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(45,101)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(77,204)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(114,304)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(408,117)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(420,959)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(151,157)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(368,801)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(207,148)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(471,090)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(498,763)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(25,619)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(420,732)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(5,196,753)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(7,216,830)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(9,649,360)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,024,156)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(6,127,284)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(104,467)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	14,449,534	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	5,674,288	—
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(194,271)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(6,618,493)
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(5,216,902)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(6,644,836)
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	4,412,370	—
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	7,870,842	—
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(7,395,938)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,227,156)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(8,520,863)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(281,716)
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	5,219,581	—
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	7,039,467	—
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(109,632)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(262,365)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	$—	$(232,038)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(126,399)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(145,488)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(24,799)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(339,424)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(217,358)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(220,785)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(158,512)
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(15,260)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(32,242)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,238,090)

						$188,159,486	$(166,668,512)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	521	Short	Sep-18	$(21,450,402)	$(279,614)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	75	Short	Sep-18	(7,234,570)	586
10-Year USD Deliverable Interest Rate Swap	362	Short	Sep-18	(34,390,000)	(45,250)
CME 90-Day Eurodollar	11,075	Long	Dec-18	2,694,547,500	(5,482,777)
CME 90-Day Eurodollar	11,075	Short	Dec-19	(2,684,026,250)	7,893,547

					$2,086,492

CME: Chicago Mercantile Exchange.

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within Eurozone nations.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$208,699
LCH.Clearnet	EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	282,367
LCH.Clearnet	EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	248,468
LCH.Clearnet	EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	150,401

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	$(62,144)
LCH.Clearnet	EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(377,480)
LCH.Clearnet	EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(462,003)
LCH.Clearnet	EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(452,010)
LCH.Clearnet	EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(204,370)
LCH.Clearnet	EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	132,713
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(78,041)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(90,559)
LCH.Clearnet	EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	(40,953)
LCH.Clearnet	USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	918,449
LCH.Clearnet	USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	220,739
LCH.Clearnet	USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	96,686
LCH.Clearnet	USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	(64,513)
LCH.Clearnet	USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	30,100
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	304,346
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	317,554

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	$423,683
LCH.Clearnet	USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	403,488
LCH.Clearnet	USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	399,057
LCH.Clearnet	USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	271,528
LCH.Clearnet	USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	650,555
LCH.Clearnet	USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	7,884

								$3,234,644

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$3,501,358

							$3,501,358

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	48,120	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	$(89,531)
CME Group, Inc.	BRL	78,464	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(349,718)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	129,042	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	$(287,150)
CME Group, Inc.	BRL	134,866	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/20	(296,230)
CME Group, Inc.	BRL	140,308	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(156,303)
CME Group, Inc.	BRL	142,173	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.95% (pays upon termination)	1/2/20	(669,744)
CME Group, Inc.	BRL	145,414	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.73% (pays upon termination)	1/2/20	(13,427)
CME Group, Inc.	BRL	200,398	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(793,147)
CME Group, Inc.	BRL	202,699	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(1,015,755)
CME Group, Inc.	BRL	258,890	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/2/20	(886,827)
CME Group, Inc.	BRL	259,278	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(761,732)
CME Group, Inc.	BRL	275,047	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	108,393
CME Group, Inc.	BRL	308,987	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(710,415)
CME Group, Inc.	BRL	334,829	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	(1,387,388)
CME Group, Inc.	BRL	365,823	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(985,652)
CME Group, Inc.	BRL	18,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	199,921
CME Group, Inc.	BRL	26,169	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	323,509
CME Group, Inc.	BRL	67,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	741,065
CME Group, Inc.	BRL	67,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	898,580

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	68,512	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	$(462,447)
CME Group, Inc.	BRL	68,513	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	(449,472)
CME Group, Inc.	BRL	77,923	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(484,182)
CME Group, Inc.	BRL	112,151	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	1,276,417
CME Group, Inc.	BRL	128,264	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	884,647
CME Group, Inc.	BRL	139,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	(978,816)
CME Group, Inc.	BRL	145,947	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(1,083,114)
CME Group, Inc.	BRL	209,541	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(1,529,598)
CME Group, Inc.	KRW	17,876,490	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	89,017
CME Group, Inc.	MXN	3,557,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(1,330,967)
CME Group, Inc.	MXN	3,499,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	(1,273,619)
CME Group, Inc.	MXN	4,187,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	(930,094)
CME Group, Inc.	MXN	884,500	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	1,375,706
CME Group, Inc.	MXN	889,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	1,383,786
CME Group, Inc.	MXN	1,167,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	1,282,274

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	CAD	91,680	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	$626,056
LCH.Clearnet	CAD	183,530	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.49% (pays semi-annually)	2/5/23	1,141,271
LCH.Clearnet	CAD	111,865	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	555,791
LCH.Clearnet	CAD	83,791	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.40% (pays semi-annually)	3/14/23	(176,589)
LCH.Clearnet	CZK	3,737,550	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(382,063)
LCH.Clearnet	CZK	3,327,950	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(168,713)
LCH.Clearnet	CZK	3,328,611	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	(104,223)
LCH.Clearnet	CZK	1,587,190	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	518,063
LCH.Clearnet	CZK	1,300,470	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	273,025
LCH.Clearnet	CZK	1,299,080	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	247,146
LCH.Clearnet(2)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(423,268)
LCH.Clearnet(2)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(428,985)
LCH.Clearnet(2)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/26/20	(113,196)
LCH.Clearnet(2)	EUR	105,105	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10)% (pays annually)	3/27/20	(115,940)
LCH.Clearnet(2)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/27/20	(107,926)
LCH.Clearnet(2)	EUR	207,042	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/29/20	(200,332)
LCH.Clearnet(2)	EUR	313,205	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12)% (pays annually)	4/3/20	(264,917)
LCH.Clearnet(2)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/5/20	(100,681)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(2)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/6/20	$(98,445)
LCH.Clearnet(2)	EUR	799,770	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	4/15/20	(865,706)
LCH.Clearnet	EUR	146,143	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	(1,221,595)
LCH.Clearnet	EUR	240,000	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	3,505,811
LCH.Clearnet	EUR	47,035	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(614,266)
LCH.Clearnet	EUR	1,160	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.45% (pays annually)	5/16/23	(11,815)
LCH.Clearnet	EUR	17,347	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.43% (pays annually)	5/22/23	(59,886)
LCH.Clearnet	EUR	1,534	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	(12,041)
LCH.Clearnet	EUR	49,820	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(2,102,167)
LCH.Clearnet	EUR	2,886	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	20,131
LCH.Clearnet	EUR	8,084	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	30,298
LCH.Clearnet	EUR	19,754	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.60% (pays annually)	5/18/48	(527,670)
LCH.Clearnet	EUR	915	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.59% (pays annually)	5/24/48	(22,346)
LCH.Clearnet	EUR	9,550	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.54% (pays annually)	5/29/48	(86,349)
LCH.Clearnet	EUR	2,011	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.46% (pays annually)	5/31/48	27,211
LCH.Clearnet	EUR	2,181	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.50% (pays annually)	6/4/48	6,549
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(36,859)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(195,168)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	$(161,121)
LCH.Clearnet	HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	438,663
LCH.Clearnet	HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	409,792
LCH.Clearnet	HUF	10,841,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	439,705
LCH.Clearnet	HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	599,999
LCH.Clearnet	HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	334,525
LCH.Clearnet	HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(143,539)
LCH.Clearnet	HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(54,996)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	431,128
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	134,553
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	68,109
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	71,158
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	202,520
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	22,142
LCH.Clearnet	HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	94,476
LCH.Clearnet	HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	134,628
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	51,242
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	135,832
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	74,246
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	22,219
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	196,563
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	31,620
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	40,486
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	94,296
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	(373,840)
LCH.Clearnet	HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	948,439

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	$975,109
LCH.Clearnet	HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	523,156
LCH.Clearnet	HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	964,090
LCH.Clearnet	HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	220,816
LCH.Clearnet	HUF	2,220,389	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	261,290
LCH.Clearnet	HUF	4,490,614	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	622,181
LCH.Clearnet	HUF	2,264,798	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	256,219
LCH.Clearnet	HUF	4,340,586	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	442,719
LCH.Clearnet	HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(69,513)
LCH.Clearnet	HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(364,877)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	757,966
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	275,002
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	941,894
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	420,330
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	71,027
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	67,718
LCH.Clearnet	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	86,243

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	$76,587
LCH.Clearnet	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(58,653)
LCH.Clearnet	JPY	1,347,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(93,973)
LCH.Clearnet	JPY	2,591,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(159,126)
LCH.Clearnet	JPY	2,998,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(159,160)
LCH.Clearnet	JPY	5,251,695	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(429,029)
LCH.Clearnet	JPY	5,650,015	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(309,927)
LCH.Clearnet	JPY	1,677,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/17/48	279,109
LCH.Clearnet	NZD	57,470	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(771,816)
LCH.Clearnet	NZD	79,000	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(1,054,535)
LCH.Clearnet	NZD	143,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(1,855,835)
LCH.Clearnet	NZD	162,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(2,018,058)
LCH.Clearnet	NZD	63,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(792,725)
LCH.Clearnet	NZD	63,650	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(807,681)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,855,591
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	597,395
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	638,731
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(734,172)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(475,784)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(489,757)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(1,354,467)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(331,205)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	$(870,812)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(608,082)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(621,448)
LCH.Clearnet	NZD	140,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(1,075,880)
LCH.Clearnet	NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(914,872)
LCH.Clearnet	NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/7/28	(669,247)
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	171,250
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	478,609
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	472,598
LCH.Clearnet	PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	613,478
LCH.Clearnet	PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	537,026
LCH.Clearnet	PLN	144,938	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	543,634
LCH.Clearnet	PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	144,491
LCH.Clearnet	PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	116,138
LCH.Clearnet	PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	58,647
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(478,312)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(233,485)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(75,412)
LCH.Clearnet	PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(260,139)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(26,401)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	$(32,943)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(53,509)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(47,459)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(59,533)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(38,424)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(103,803)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(43,820)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(11,912)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(149,874)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(18,892)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(31,434)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(74,262)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	274,768
LCH.Clearnet	PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	754,271
LCH.Clearnet	PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	768,530
LCH.Clearnet	PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	340,033
LCH.Clearnet	PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	486,391
LCH.Clearnet	PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	66,429
LCH.Clearnet	PLN	31,826	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	211,867
LCH.Clearnet	PLN	64,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	506,861
LCH.Clearnet	PLN	31,825	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	195,969
LCH.Clearnet	PLN	61,296	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	346,770
LCH.Clearnet	PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	39,695
LCH.Clearnet	PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	9,298
LCH.Clearnet	SGD	41,320	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.27% (pays semi-annually)	6/4/23	94,536

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	$22,310
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(141,695)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(268,930)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(336,291)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(321,319)
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(393,143)
LCH.Clearnet	USD	18,431	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(390,392)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(412,272)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(678,906)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(228,743)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(475,911)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(817,692)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(545,628)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(32,607)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(264,791)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(265,353)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(308,226)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(620,539)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(295,152)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(368,306)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(301,995)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(281,807)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(347,258)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	10,104	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	$400,530
LCH.Clearnet	USD	4,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.71% (pays semi-annually)	3/5/23	16,677
LCH.Clearnet	USD	860	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	2,862
LCH.Clearnet	USD	5,340	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	6,388
LCH.Clearnet	USD	379	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	1,023
LCH.Clearnet	USD	3,071	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	8,295
LCH.Clearnet	USD	6,470	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	6/22/23	6,992
LCH.Clearnet	USD	13,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/27/23	45,888
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(449,332)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(612,920)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(864,193)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(866,854)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(284,626)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(247,924)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(523,543)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(1,781,724)
LCH.Clearnet	USD	116,674	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	6,243,909

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	14,740	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	$835,605
LCH.Clearnet	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.35% (pays semi-annually)	11/21/27	190,403
LCH.Clearnet	USD	4,525	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/24/27	240,709
LCH.Clearnet	USD	23,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	669,261
LCH.Clearnet	USD	1,010	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	24,510
LCH.Clearnet	USD	17,888	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	281,872
LCH.Clearnet	USD	603	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)	2/9/28	3,906
LCH.Clearnet	USD	14,655	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/15/28	41,967
LCH.Clearnet	USD	3,573	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/21/28	11,863
LCH.Clearnet	USD	1,400	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	12,587
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	19,302
LCH.Clearnet	USD	1,566	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	5,214
LCH.Clearnet	USD	11,360	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/10/28	(60,241)
LCH.Clearnet	USD	29,765	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	5/29/28	8,005
LCH.Clearnet	USD	4,912	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/5/28	30,997
LCH.Clearnet	USD	5,532	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/5/28	57,331
LCH.Clearnet	USD	4,618	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.96% (pays semi-annually)	6/7/28	19,368

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/27/28	$11,639
LCH.Clearnet(2)	USD	35,640	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	7/3/38	272,224
LCH.Clearnet(2)	USD	5,538	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	36,313
LCH.Clearnet(2)	USD	5,539	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/5/38	46,833
LCH.Clearnet(2)	USD	7,200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	47,439
LCH.Clearnet(2)	USD	7,754	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/6/38	64,558
LCH.Clearnet(2)	USD	11,923	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.97% (pays semi-annually)	7/7/38	109,795
LCH.Clearnet	USD	8,868	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	144,980
LCH.Clearnet	USD	8,570	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	161,300
LCH.Clearnet	USD	2,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/17/48	(42,226)
LCH.Clearnet	USD	6,332	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(100,558)
LCH.Clearnet	USD	6,990	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(115,414)
LCH.Clearnet	USD	2,538	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/29/48	8,033

							$(10,810,371)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	21,726,010	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	$117,344
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	270,373
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	229,860
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	148,616
Citibank, N.A.	KRW	43,762,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	183,096
Citibank, N.A.	MYR	235,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(3,945)
Deutsche Bank AG	KRW	42,483,900	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	154,228
Deutsche Bank AG	KRW	26,257,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	125,215
Deutsche Bank AG	KRW	26,554,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	109,843
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(542,676)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.09% (pays annually)	11/12/20	(610,087)
Goldman Sachs International	KRW	33,758,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	138,250
Goldman Sachs International	KRW	18,754,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	93,389
Goldman Sachs International	KRW	18,967,400	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	82,457

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	$87,809
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	(309)
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(22,815)
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(21,189)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(59,044)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(439,150)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(859,616)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	133,379
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	61,653
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	53,418
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	87,111
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	359,835
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	449,025
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	158,879

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	KRW	34,383,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	$143,855
JPMorgan Chase Bank, N.A.	KRW	26,256,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	125,210
JPMorgan Chase Bank, N.A.	MYR	134,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	61,500
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	536,528
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	270,314
Standard Chartered Bank	KRW	10,736,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	48,935
Standard Chartered Bank	MYR	130,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	74,243
Standard Chartered Bank	MYR	55,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(930)

							$1,744,604

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Turkey	ICE Clear Credit	$9,840	1.00% (pays quarterly)(1)	6/20/20	2.56%	$(265,014)	$231,986	$(33,028)

Total		$9,840				$(265,014)	$231,986	$(33,028)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit	$3,556	1.00% (pays quarterly)(1)	6/20/23	$(87,693)	$77,534	$(10,159)
Chile	ICE Clear Credit	9,607	1.00% (pays quarterly)(1)	6/20/23	(236,905)	202,780	(34,125)
Chile	ICE Clear Credit	39,016	1.00% (pays quarterly)(1)	6/20/23	(962,121)	862,564	(99,557)
Colombia	ICE Clear Credit	35,907	1.00% (pays quarterly)(1)	6/20/23	51,036	(153,877)	(102,841)
Colombia	ICE Clear Credit	67,323	1.00% (pays quarterly)(1)	6/20/23	95,688	(239,544)	(143,856)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
France	ICE Clear Credit	$27,737	0.25% (pays quarterly)(1)	12/20/24	$145,157	$(32,272)	$112,885
France	ICE Clear Credit	248,753	0.25% (pays quarterly)(1)	6/20/28	5,094,793	(3,079,321)	2,015,472
Malaysia	ICE Clear Credit	625,000	1.00% (pays quarterly)(1)	6/20/23	(5,474,167)	7,267,570	1,793,403
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	1,000	1.00% (pays quarterly)(1)	6/20/23	28,861	(18,951)	9,910
Mexico	ICE Clear Credit	42,732	1.00% (pays quarterly)(1)	6/20/23	225,426	(383,833)	(158,407)
Mexico	ICE Clear Credit	214,795	1.00% (pays quarterly)(1)	6/20/23	1,133,115	(3,895,556)	(2,762,441)
Qatar	ICE Clear Credit	153,163	1.00% (pays quarterly)(1)	12/20/22	(1,741,724)	(50,522)	(1,792,246)
Qatar	ICE Clear Credit	27,925	1.00% (pays quarterly)(1)	6/20/23	(243,162)	150,161	(93,001)
Qatar	ICE Clear Credit	61,323	1.00% (pays quarterly)(1)	6/20/23	(533,980)	241,771	(292,209)
Qatar	ICE Clear Credit	23,815	1.00% (pays quarterly)(1)	12/20/27	613,363	(993,942)	(380,579)
Qatar	ICE Clear Credit	23,816	1.00% (pays quarterly)(1)	12/20/27	613,389	(994,103)	(380,714)
Qatar	ICE Clear Credit	57,454	1.00% (pays quarterly)(1)	12/20/27	1,479,739	(2,259,892)	(780,153)
Russia	ICE Clear Credit	102,786	1.00% (pays quarterly)(1)	6/20/23	1,320,321	(1,061,999)	258,322
Russia	ICE Clear Credit	21,302	1.00% (pays quarterly)(1)	6/20/23	273,631	(169,959)	103,672
Russia	ICE Clear Credit	51,392	1.00% (pays quarterly)(1)	6/20/23	660,147	(567,646)	92,501
Russia	ICE Clear Credit	42,141	1.00% (pays quarterly)(1)	6/20/23	541,315	(452,447)	88,868
Russia	ICE Clear Credit	34,902	1.00% (pays quarterly)(1)	6/20/23	448,328	(387,001)	61,327
South Africa	ICE Clear Credit	76,950	1.00% (pays quarterly)(1)	6/20/21	303,209	(4,334,046)	(4,030,837)
South Africa	ICE Clear Credit	49,000	1.00% (pays quarterly)(1)	12/20/27	5,444,651	(5,106,872)	337,779
South Africa	ICE Clear Credit	10,300	1.00% (pays quarterly)(1)	12/20/27	1,144,488	(1,368,001)	(223,513)
South Africa	ICE Clear Credit	17,000	1.00% (pays quarterly)(1)	12/20/27	1,888,961	(2,262,308)	(373,347)
South Africa	ICE Clear Credit	18,100	1.00% (pays quarterly)(1)	12/20/27	2,011,188	(2,513,151)	(501,963)
South Africa	ICE Clear Credit	23,500	1.00% (pays quarterly)(1)	12/20/27	2,611,210	(3,190,130)	(578,920)

Total					$16,848,264	$(24,712,993)	$(7,864,729)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$47,240	5.00% (pays quarterly)(1)	6/20/23	4.18%	$1,867,923	$(4,585,600)	$(2,717,677)
Argentina	Goldman Sachs International	47,240	5.00% (pays quarterly)(1)	6/20/23	4.18	1,867,922	(4,755,668)	(2,887,746)
Cyprus	Goldman Sachs International	3,268	1.00% (pays quarterly)(1)	6/20/21	1.10	(4,736)	149,286	144,550
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	1.19	(24,747)	183,730	158,983
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	2.56	(310,934)	281,738	(29,196)
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	2.64	(431,069)	442,572	11,503
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	2.71	(370,092)	266,965	(103,127)
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	6/20/23	3.21	(1,799,482)	805,170	(994,312)
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	3.70	(4,685,520)	3,881,686	(803,834)
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	3.70	(4,880,749)	4,043,423	(837,326)
Turkey	Citibank, N.A.	43,500	1.00% (pays quarterly)(1)	6/20/23	3.21	(3,985,006)	1,801,234	(2,183,772)
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	2.56	(389,711)	290,815	(98,896)
Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	3.70	(1,952,300)	1,627,039	(325,261)
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	3.78	(6,043,844)	4,375,862	(1,667,982)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	2.56	(330,998)	291,830	(39,168)
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	2.56	(218,152)	170,910	(47,242)

Total		$335,944				$(21,691,495)	$9,270,992	$(12,420,503)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$3,100	1.00% (pays quarterly)(1)	9/20/18	$(7,389)	$(805)	$(8,194)
Bulgaria	BNP Paribas	2,160	1.00% (pays quarterly)(1)	12/20/18	(9,808)	(1,734)	(11,542)
Colombia	Goldman Sachs International	60,800	1.00% (pays quarterly)(1)	6/20/28	4,002,059	(4,041,000)	(38,941)
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(11,678)	(24,710)	(36,388)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(5,105)	(9,813)	(14,918)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(2,203)	(4,238)	(6,441)
Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(17,113)	(33,720)	(50,833)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(19,664)	(27,442)	(47,106)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(34,076)	(64,669)	(98,745)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(52,965)	(100,617)	(153,582)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(29,700)	(58,719)	(88,419)
Lebanon	Bank of America, N.A.	3,100	1.00% (pays quarterly)(1)	6/20/22	485,709	(347,806)	137,903
Lebanon	Bank of America, N.A.	4,190	1.00% (pays quarterly)(1)	12/20/22	736,143	(541,039)	195,104
Lebanon	Barclays Bank PLC	5,300	1.00% (pays quarterly)(1)	12/20/22	931,159	(675,240)	255,919
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,517,902	(1,339,280)	178,622
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(29,625)	16,227	(13,398)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(27,460)	13,912	(13,548)
Malaysia	BNP Paribas	18,690	1.00% (pays quarterly)(1)	6/20/23	(163,699)	225,578	61,879
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	611,896	(697,368)	(85,472)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	698,541	(679,395)	19,146
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(51,723)	19,841	(31,882)
Poland	Barclays Bank PLC	6,320	1.00% (pays quarterly)(1)	9/20/18	(14,825)	4,148	(10,677)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(31,471)	12,770	(18,701)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(4,284)	2,407	(1,877)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(4,284)	2,268	(2,016)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$9,791	1.00% (pays quarterly)(1)	12/20/18	$(42,225)	$12,397	$(29,828)
Qatar	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	3/20/19	(7,333)	2,344	(4,989)
Qatar	Barclays Bank PLC	3,600	1.00% (pays quarterly)(1)	9/20/23	(23,834)	8,939	(14,895)
Qatar	Barclays Bank PLC	7,680	1.00% (pays quarterly)(1)	9/20/23	(50,847)	3,403	(47,444)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(4,276)	1,698	(2,578)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(16,026)	8,329	(7,697)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(4,276)	1,600	(2,676)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(13,805)	5,167	(8,638)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(10,144)	3,754	(6,390)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(20,349)	6,339	(14,010)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(19,752)	(15,342)	(35,094)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(115,608)	(61,086)	(176,694)
Qatar	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	12/20/23	(9,630)	(3,866)	(13,496)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	2,409	909	3,318
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(3,544)	1,238	(2,306)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(4,046)	2,276	(1,770)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(8,188)	3,427	(4,761)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(12,059)	4,381	(7,678)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(3,789)	1,210	(2,579)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(9,410)	3,100	(6,310)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	7,491	11,320	18,811
Qatar	UBS AG	5,500	1.00% (pays quarterly)(1)	12/20/23	(25,221)	(10,260)	(35,481)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	106,997	(154,986)	(47,989)
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	313,286	(429,163)	(115,877)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	160,495	(306,354)	(145,859)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$26,320	1.00% (pays quarterly)(1)	9/20/22	$563,230	$(854,483)	$(291,253)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	230,200	(364,149)	(133,949)
South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	1,043,730	(1,834,575)	(790,845)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,252,006	(2,201,937)	(949,931)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	2,050,346	(3,450,757)	(1,400,411)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	104,001	(198,143)	(94,142)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	121,976	(231,394)	(109,418)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	65,696	(121,300)	(55,604)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	320,990	(611,894)	(290,904)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	68,296	(112,779)	(44,483)
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	64,503	(102,288)	(37,785)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	183,706	(276,450)	(92,744)
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	195,342	(317,461)	(122,119)

Total					$14,916,675	$(19,927,280)	$(5,010,605)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $345,784,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	145,500	Positive Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	9/13/18	$(2,064,887)
Citibank, N.A.		254,200	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	9/17/18	139,841
Citibank, N.A.		127,100	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 3-month USD-LIBOR-BBA (pays upon termination)	9/17/18	(3,186)
Citibank, N.A.		127,100	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	9/17/18	(173,747)
Citibank, N.A.	UAH	664,492	Total Return on Ukraine Government Bond, 14.25% due 10/10/18 (pays semi-annually)	3-month USD-LIBOR-BBA + 150 bp on $24,617,277 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	10/12/18	631,365
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(1,098,369)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(58,400)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(422,666)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(319,619)
Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination)	3-month USD-LIBOR-BBA + 55 bp on $10,040,350 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/23/19	23,558

						$(3,346,110)

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
QAR	-	Qatari Riyal
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2018 were $11,187,106 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$139,841	$(176,933)

Total		$139,841	$(176,933)

Credit	Credit Default Swaps	$19,573,954	$(26,348,774)
Credit	Credit Default Swaps (Centrally Cleared)	26,128,016	(9,544,766)

Total		$45,701,970	$(35,893,540)

Equity Price	Futures Contracts*	$—	$(279,614)
Equity Price	Purchased Options	9,881,769	—
Equity Price	Total Return Swaps	—	(2,064,887)

Total		$9,881,769	$(2,344,501)

Foreign Exchange	Purchased Currency Options	$41,115,423	$—
Foreign Exchange	Written Currency Options	—	(865,864)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	188,159,486	(166,668,512)
Foreign Exchange	Total Return Swaps	654,923	(1,899,054)

Total		$229,929,832	$(169,433,430)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Futures Contracts*	$7,894,133	$(5,528,027)
Interest Rate	Inflation Swaps	3,501,358	—
Interest Rate	Inflation Swaps (Centrally Cleared)	5,066,717	(1,832,073)
Interest Rate	Interest Rate Swaps	4,304,365	(2,559,761)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	48,166,358	(58,976,729)
Interest Rate	Purchased Interest Rate Swaptions	34,756,762	—

Total		$103,689,693	$(68,896,590)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Citibank, N.A.	7/25/2018	On Demand	2.35%	AUD	34,036,762	$25,295,811	$26,585,935
JPMorgan Chase Bank, N.A.	7/6/2018	On Demand	2.00	USD	2,944,102	2,947,700	3,605,688
JPMorgan Chase Bank, N.A.	7/6/2018	On Demand	2.25	USD	1,803,048	1,805,527	2,190,000
JPMorgan Chase Bank, N.A.	7/24/2018	On Demand	2.10	AUD	57,910,937	43,039,913	42,694,196
Nomura International PLC	6/26/2018	On Demand	2.35	AUD	26,740,350	19,912,127	20,349,950

Total						$93,001,078	$95,425,769

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

USD	-	United States Dollar

At July 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,869,846,283	$—	$2,869,846,283
Foreign Corporate Bonds	—	106,435,027	18,778,412	125,213,439
Sovereign Loans	—	148,380,913	38,366,192	186,747,105
Credit Linked Notes	—	3,022,500	—	3,022,500
Collateralized Mortgage Obligations	—	53,894,849	—	53,894,849
Small Business Administration Loans (Interest Only)	—	52,834,892	—	52,834,892
Common Stocks
Iceland	149,056,042	257,077 **	—	149,313,119
Other Countries***	—	189,735,986 **	—	189,735,986
Warrants	—	—	255,337	255,337
Short-Term Investments —
Foreign Government Securities	—	863,817,537	—	863,817,537
U.S. Treasury Obligations	—	135,661,248	—	135,661,248
Other	—	200,980,701	—	200,980,701
Purchased Currency Options	—	41,115,423	—	41,115,423
Purchased Call Options	—	9,881,769	—	9,881,769
Purchased Interest Rate Swaptions	—	34,756,762	—	34,756,762
Total Investments	$149,056,042	$4,710,620,967	$57,399,941	$4,917,076,950
Forward Foreign Currency Exchange Contracts	$—	$188,159,486	$—	$188,159,486
Futures Contracts	7,894,133	—	—	7,894,133
Swap Contracts	—	107,535,532	—	107,535,532
Total	$156,950,175	$5,006,315,985	$57,399,941	$5,220,666,101

Liability Description
Written Currency Options	$—	$(865,864)	$—	$(865,864)
Forward Foreign Currency Exchange Contracts	—	(166,668,512)	—	(166,668,512)
Futures Contracts	(5,528,027)	(279,614)	—	(5,807,641)
Swap Contracts	—	(103,402,977)	—	(103,402,977)
Total	$(5,528,027)	$(271,216,967)	$—	$(276,744,994)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Small-Cap Equity Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 2.1%
Challenger, Ltd.	23,366	$216,143
IOOF Holdings, Ltd.	27,811	189,200
National Storage REIT	143,901	182,928
Northern Star Resources, Ltd.	13,052	69,827
OZ Minerals, Ltd.	6,894	48,684
Regis Resources, Ltd.	23,351	77,433
Super Retail Group, Ltd.	20,474	140,697

		$924,912

Austria — 0.8%
ams AG	2,347	$168,852
CA Immobilien Anlagen AG	5,924	207,104

		$375,956

Belgium — 0.4%
X-Fab Silicon Foundries SE(1)(2)	17,007	$169,265

		$169,265

Bermuda — 0.2%
Essent Group, Ltd.(1)	2,838	$108,979

		$108,979

Canada — 3.8%
CAE, Inc.	16,062	$334,612
CES Energy Solutions Corp.	57,850	198,785
Detour Gold Corp.(1)	10,130	99,832
Gildan Activewear, Inc.	5,484	140,665
Killam Apartment Real Estate Investment Trust	16,477	193,288
Kirkland Lake Gold, Ltd.	4,319	94,392
Laurentian Bank of Canada	4,230	151,595
Lundin Mining Corp.	6,577	36,403
North West Co., Inc. (The)	6,779	154,877
Pan American Silver Corp.	4,109	67,596
Seven Generations Energy, Ltd., Class A(1)	18,374	209,892

		$1,681,937

China — 0.4%
CITIC Telecom International Holdings, Ltd.	618,240	$175,136

		$175,136

Denmark — 0.8%
SimCorp A/S	3,955	$337,930

		$337,930

1

Security	Shares	Value
Finland — 1.3%
Amer Sports Oyj	10,333	$331,323
Technopolis Oyj	54,071	244,485

		$575,808

France — 1.4%
Mediawan SA(1)	11,492	$187,515
Nexity SA	3,453	212,471
Rubis SCA	3,765	222,053

		$622,039

Germany — 3.8%
Axel Springer SE	3,499	$261,451
Basler AG	810	180,098
Bechtle AG	2,400	215,499
Brenntag AG	5,647	338,832
Carl Zeiss Meditec AG	4,653	361,487
Norma Group SE	3,983	252,538
Salzgitter AG	1,587	78,486

		$1,688,391

Hong Kong — 0.6%
Hysan Development Co., Ltd.	52,002	$285,112

		$285,112

Ireland — 0.5%
UDG Healthcare PLC	20,572	$226,489

		$226,489

Israel — 0.4%
Frutarom Industries, Ltd.	1,781	$180,021

		$180,021

Italy — 3.2%
Amplifon SpA	19,031	$424,435
Banca Generali SpA	11,547	310,822
DiaSorin SpA	3,153	338,259
MARR SpA	7,156	192,867
Moncler SpA	3,857	169,992

		$1,436,375

Japan — 11.0%
77 Bank, Ltd. (The)	10,537	$253,776
Ariake Japan Co., Ltd.	2,071	177,713
Asahi Co., Ltd.	28,420	350,829
Asics Corp.	11,300	183,887
Daiichikosho Co., Ltd.	5,370	255,003
FP Corp.	4,810	264,785
GLP J-REIT	126	134,677
H.I.S. Co., Ltd.	6,693	202,419
Invesco Office J REIT, Inc.	1,351	189,177
Japan Hotel REIT Investment Corp.	237	173,791
Morinaga & Co., Ltd.	4,000	185,585
Nohmi Bosai, Ltd.	7,860	157,137

2

Security	Shares	Value
Nomura Co., Ltd.	12,500	$266,856
Okamura Corp.	17,000	245,325
Penta-Ocean Construction Co., Ltd.	42,140	265,520
Press Kogyo Co., Ltd.	28,700	181,375
Relia, Inc.	14,200	205,466
Sanden Holdings Corp.(1)	10,841	143,953
Sumco Corp.	7,704	164,841
Toho Co., Ltd.	8,648	258,225
Tokyo Century Corp.	4,987	272,561
Yamaha Corp.	3,310	154,886
Yokohama Reito Co., Ltd.	23,854	214,436

		$4,902,223

Luxembourg — 0.1%
APERAM SA	1,211	$57,074

		$57,074

Netherlands — 1.9%
Aalberts Industries NV	5,738	$260,011
IMCD NV	5,997	435,703
Wright Medical Group NV(1)	5,023	127,735

		$823,449

Norway — 0.3%
Europris ASA(2)	50,832	$132,249

		$132,249

Sweden — 2.6%
Boliden AB	3,393	$101,002
Husqvarna AB, Class B	35,899	283,622
Indutrade AB	16,369	430,207
Trelleborg AB, Class B	16,664	346,987

		$1,161,818

Switzerland — 1.4%
Galenica AG(1)(2)	4,595	$262,476
VZ Holding AG	1,160	369,668

		$632,144

United Kingdom — 5.9%
Cairn Energy PLC(1)	51,584	$165,333
DS Smith PLC	57,797	381,863
Grainger PLC	62,238	249,983
Halma PLC	18,169	335,168
Hastings Group Holdings PLC(2)	45,937	150,142
Hiscox, Ltd.	13,333	279,749
Inchcape PLC	21,201	196,137
Melrose Industries PLC	151,966	430,011
Sirius Real Estate, Ltd.	205,054	157,201
WH Smith PLC	10,510	265,359

		$2,610,946

3

Security	Shares	Value
United States — 56.0%
Acadia Realty Trust	8,048	$217,940
ACI Worldwide, Inc.(1)	20,313	524,888
Addus Homecare Corp.(1)	2,903	192,033
ALLETE, Inc.	2,940	227,938
Alliant Energy Corp.	4,493	193,064
Altair Engineering, Inc., Class A(1)	10,387	364,584
Amedisys, Inc.(1)	5,567	521,238
Ameris Bancorp	2,872	133,835
AMETEK, Inc.	5,132	399,270
Applied Industrial Technologies, Inc.	5,935	443,048
Balchem Corp.	2,312	231,870
Black Knight, Inc.(1)	9,064	468,156
Blackbaud, Inc.	4,310	430,181
Bright Horizons Family Solutions, Inc.(1)	2,436	260,628
Brink’s Co. (The)	5,023	401,087
Carter’s, Inc.	2,589	271,405
Catalent, Inc.(1)	7,945	331,306
CDK Global, Inc.	1,729	107,976
Central Garden & Pet Co., Class A(1)	9,023	362,003
Ceridian HCM Holding, Inc.(1)	1,900	62,244
Chemed Corp.	407	128,624
CMS Energy Corp.	4,760	230,098
Cohen & Steers, Inc.	9,389	393,305
Columbia Banking System, Inc.	6,209	254,134
Conduent, Inc.(1)	11,397	204,690
Cooper Cos., Inc. (The)	484	126,082
Cotiviti Holdings, Inc.(1)	7,543	336,720
CSG Systems International, Inc.	2,172	88,335
CubeSmart	11,645	353,542
DCT Industrial Trust, Inc.	4,670	312,283
Deluxe Corp.	5,942	350,162
Diamondback Energy, Inc.	3,732	492,437
Dolby Laboratories, Inc., Class A	8,126	523,721
Douglas Emmett, Inc.	5,049	196,103
EastGroup Properties, Inc.	3,090	294,539
Education Realty Trust, Inc.	7,060	292,002
EnerSys	3,898	319,909
Essex Property Trust, Inc.	1,428	343,363
Euronet Worldwide, Inc.(1)	4,558	419,062
Federal Realty Investment Trust	1,819	228,284
First American Financial Corp.	3,244	181,664
First Republic Bank	3,600	355,896
FLIR Systems, Inc.	3,971	232,701
Grand Canyon Education, Inc.(1)	5,675	661,308
Hexcel Corp.	7,049	486,451
Horace Mann Educators Corp.	4,363	190,663
ICU Medical, Inc.(1)	954	273,607
Integra LifeSciences Holdings Corp.(1)	5,300	330,349
Jagged Peak Energy, Inc.(1)	6,704	95,867
Jazz Pharmaceuticals PLC(1)	1,446	250,274
Kansas City Southern	1,411	164,057
Kirby Corp.(1)	3,176	265,037

4

Security	Shares	Value
Lancaster Colony Corp.	1,723	$249,887
Landstar System, Inc.	2,061	229,080
Lazard, Ltd., Class A	3,832	208,078
Ligand Pharmaceuticals, Inc.(1)	1,366	298,239
Masimo Corp.(1)	2,009	199,735
Mercury Systems, Inc.(1)	2,690	112,254
Milacron Holdings Corp.(1)	15,543	324,072
Monro, Inc.	2,599	175,303
Multi-Color Corp.	7,123	472,611
National Retail Properties, Inc.	3,606	160,864
NETGEAR, Inc.(1)	1,744	114,842
NewMarket Corp.	944	386,511
Oceaneering International, Inc.	9,693	265,200
ONE Gas, Inc.	4,505	347,065
PDC Energy, Inc.(1)	4,513	284,229
Performance Food Group Co.(1)	15,210	545,278
Pinnacle West Capital Corp.	2,243	180,404
RBC Bearings, Inc.(1)	742	107,872
RealPage, Inc.(1)	10,790	594,529
RLI Corp.	5,204	389,051
ServiceMaster Global Holdings, Inc.(1)	8,633	491,995
Sterling Bancorp	17,240	382,728
Steven Madden, Ltd.	3,335	180,257
Stock Yards Bancorp, Inc.	5,601	213,678
Teleflex, Inc.	1,544	421,064
Texas Capital Bancshares, Inc.(1)	5,135	466,258
Texas Roadhouse, Inc.	4,861	305,465
Tractor Supply Co.	4,500	351,180
Valvoline, Inc.	13,005	293,783
West Pharmaceutical Services, Inc.	2,611	286,296
Western Alliance Bancorp(1)	3,137	177,931
Wintrust Financial Corp.	2,361	207,131

		$24,942,833

Total Common Stocks (identified cost $36,222,141)		$44,051,086

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(3)	512,258	$512,259

Total Short-Term Investments (identified cost $512,259)		$512,259

Total Investments — 100.1% (identified cost $36,734,400)		$44,563,345

Other Assets, Less Liabilities — (0.1)%		$(40,845)

Net Assets — 100.0%		$44,522,500

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $714,132 or 1.6% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $4,549.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	17.7%	$7,886,978
Consumer Discretionary	14.7	6,537,128
Information Technology	13.2	5,864,699
Financials	13.2	5,856,987
Health Care	12.2	5,436,448
Real Estate	10.4	4,629,137
Materials	5.5	2,469,562
Consumer Staples	4.7	2,082,646
Energy	3.8	1,711,743
Utilities	3.1	1,400,622
Telecommunication Services	0.4	175,136
Short-Term Investments	1.2	512,259

Total Investments	100.1%	$44,563,345

The Fund did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$6,287,383		$—	$6,287,383
Developed Europe	127,735	10,722,198		—	10,849,933
Developed Middle East	—	180,021		—	180,021
North America	26,733,749	—		—	26,733,749
Total Common Stocks	$26,861,484	$17,189,602	*	$—	$44,051,086
Short-Term Investments	$—	$512,259		$—	$512,259
Total Investments	$26,861,484	$17,701,861		$—	$44,563,345

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2018, the name of Eaton Vance Global Small-Cap Equity Fund was changed from Eaton Vance Tax-Managed Global Small-Cap Fund and the Fund’s investment objective was changed to long-term total return. The Fund’s tax-managed investment approach was also eliminated.

7

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2018 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $5,313,265,512 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 45.9%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.6%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,193,381
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,467,603
Republic of Albania, 5.75%, 11/12/20(1)	EUR	59,244	76,133,586

Total Albania			$83,794,570

Angola — 0.2%
Republic of Angola, 8.25%, 5/9/28(1)	USD	7,342	$7,639,424
Republic of Angola, 9.375%, 5/8/48(1)	USD	3,768	4,002,758

Total Angola			$11,642,182

Argentina — 2.3%
Argentina POM Politica Monetaria, 40.00%, (ARLLMONP), 6/21/20(2)	ARS	505,160	$18,491,270
City of Buenos Aires, 29.171%, (Badlar + 3.25%), 3/29/24(2)	ARS	142,240	4,158,295
City of Buenos Aires, 33.391%, (Badlar + 5.00%), 1/23/22(2)	ARS	21,093	653,564
Provincia de Buenos Aires/Argentina, 30.656%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	126,040	3,687,181
Provincia de Buenos Aires/Argentina, 36.245%, (Badlar + 3.83%), 5/31/22(2)	ARS	132,375	4,045,851
Republic of Argentina, 4.50%, 6/21/19	USD	16,763	17,461,580
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	1,138,484
Republic of Argentina, 6.25%, 11/9/47	EUR	50,714	48,513,050
Republic of Argentina, 6.875%, 1/11/48	USD	32,260	25,421,203
Republic of Argentina, 7.625%, 4/22/46	USD	872	740,882

Total Argentina			$124,311,360

Australia — 0.9%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	48,773	$35,447,433
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	13,500	10,403,192

Total Australia			$45,850,625

Bahrain — 0.1%
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	4,929	$4,406,201

Total Bahrain			$4,406,201

Barbados — 0.4%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$17,739,977
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,365,458

Total Barbados			$19,105,435

Canada — 2.3%
Canadian Government Bond, 1.00%, 9/1/22	CAD	106,500	$78,047,876
Canadian Government Bond, 1.75%, 3/1/23	CAD	60,500	45,578,357

Total Canada			$123,626,233

China — 0.0%(5)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,446,632

Total China			$1,446,632

1

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,631,416	$2,666,110

Total Costa Rica			$2,666,110

Dominican Republic — 0.5%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	$17,298,552
Dominican Republic, 10.40%, 5/10/19(1)	DOP	241,900	5,001,083
Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,773,936
Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,743,703

Total Dominican Republic			$26,817,274

El Salvador — 2.8%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,682,408
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	13,275	12,860,156
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,501,388
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,298	9,344,490
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	52,983,357
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,297,785
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	39,765	43,542,675

Total El Salvador			$147,212,259

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	46,168	$46,869,384

Total Fiji			$46,869,384

Greece — 0.5%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	5,072	$6,060,593
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(7)	EUR	16,558	20,441,533

Total Greece			$26,502,126

Honduras — 0.1%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	1,000	$1,032,050
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,000	2,178,300

Total Honduras			$3,210,350

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,717,453	$24,675,553
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	878,399
Republic of Iceland, 6.50%, 1/24/31	ISK	4,901,183	50,344,700
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,059,351
Republic of Iceland, 8.00%, 6/12/25	ISK	2,047,447	22,330,144

Total Iceland			$105,288,147

Indonesia — 0.7%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	445,903,000	$27,598,365
Indonesia Government Bond, 7.00%, 5/15/27	IDR	153,470,000	10,118,697

Total Indonesia			$37,717,062

Japan — 1.4%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(6)	JPY	7,981,929	$74,775,930

Total Japan			$74,775,930

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$17,044,753

Total Kazakhstan			$17,044,753

2

Security	Principal Amount (000’s omitted)		Value
Macedonia — 2.8%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	27	$31,735
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	67,177	84,444,927
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	47,031	60,017,189
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	3,088	4,162,392

Total Macedonia			$148,656,243

Malaysia — 0.9%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	200,000	$47,822,977

Total Malaysia			$47,822,977

New Zealand — 3.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	88,988	$63,902,859
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,162	34,000,905
New Zealand Government Bond, 2.50%, 9/20/40(6)	NZD	20,571	15,404,716
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	93,288	73,727,028

Total New Zealand			$187,035,508

Peru — 1.9%
Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	$43,454,175
Peru Government Bond, 6.35%, 8/12/28	PEN	28,306	9,256,461
Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	50,866,912

Total Peru			$103,577,548

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$31,672,724

Total Philippines			$31,672,724

Serbia — 7.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$200,562,275
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	6,854,930	73,657,019
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	27,388,878
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	29,345,356
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	70,843,897
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	3,018,825

Total Serbia			$404,816,250

South Korea — 2.6%
Korea Treasury Bond, 2.375%, 3/10/23	KRW	86,000,000	$76,936,423
Korea Treasury Bond, 2.375%, 12/10/27	KRW	48,355,000	42,541,421
Korea Treasury Bond, 2.625%, 3/10/48	KRW	19,736,500	17,980,813

Total South Korea			$137,458,657

Sri Lanka — 3.9%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,149,609
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	869,183
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,691,978
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,016,721
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	672,000	4,135,248
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,677,567
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,711,685
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	12,739,587
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	433,000	2,694,681
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	12,402,813
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	4,983,510
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,378,395
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,235,485

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 10.75%, 3/15/28	LKR	95,000	$604,378
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,258,310	8,118,515
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	10,734,601
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,410,607
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	13,791,901
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,169,499
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,725,294
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,371,585
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	9,343,791
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	794,723
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,308,851
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,291,000	8,671,679

Total Sri Lanka			$209,731,886

Tanzania — 1.8%
Government of the United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	92,005	$94,096,855

Total Tanzania			$94,096,855

Thailand — 0.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,632,128	$46,442,807

Total Thailand			$46,442,807

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	9,691	$11,528,375

Total Tunisia			$11,528,375

Turkey — 2.1%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$22,994,227
Republic of Turkey, 6.125%, 10/24/28	USD	28,872	26,409,940
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	15,869,602
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	48,503,781

Total Turkey			$113,777,550

Total Foreign Government Bonds (identified cost $2,418,371,962)			$2,438,904,013

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.3%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$6,467,554
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	6,598,889

Total Argentina			$13,066,443

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$10,662,918

Total Bulgaria			$10,662,918

4

Security	Principal Amount (000’s omitted)		Value
China — 0.6%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	4,568	$4,533,740
CAR, Inc., 6.125%, 2/4/20(1)	USD	800	796,560
China Evergrande Group, 8.75%, 6/28/25(1)	USD	5,520	5,150,563
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,730,372
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)	USD	1,359	1,345,742
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	2,150	2,184,230
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	2,000	1,850,706
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	4,135	3,841,775
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)(8)	USD	1,100	1,100,000
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	600	526,994
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	2,449	2,415,179
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	5,358	5,140,085
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	400	382,000

Total China			$31,997,946

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,263,600

Total Colombia			$4,263,600

Ecuador — 0.0%(5)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,779	$1,774,327

Total Ecuador			$1,774,327

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	8,810	$9,096,325

Total Honduras			$9,096,325

Iceland — 0.2%
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,036,833	$9,917,689

Total Iceland			$9,917,689

India — 0.0%(5)
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$945,180

Total India			$945,180

Indonesia — 0.0%(5)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,199,029

Total Indonesia			$1,199,029

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,953	$5,498,322

Total Singapore			$5,498,322

Total Foreign Corporate Bonds (identified cost $101,855,052)			$88,421,779

Sovereign Loans — 2.3%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(10)		$25,760	$9,139,648

Total Barbados			$9,139,648

5

Security	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$12,133	$11,816,338

Total Ethiopia			$11,816,338

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,815,515

Total Kenya			$3,815,515

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 4.27%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(10)(11)	EUR	11,000	$13,290,565

Total Macedonia			$13,290,565

Nigeria — 0.5%
Bank of Industry Limited, Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(10)		$24,380	$24,861,895

Total Nigeria			$24,861,895

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,230,482

Total Tanzania			$60,230,482

Total Sovereign Loans (identified cost $136,268,491)			$123,154,443

Credit Linked Notes — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(5)
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(7)(12)		$2,100	$2,115,750

Total Argentina			$2,115,750

Total Credit Linked Notes (identified cost $2,121,374)			$2,115,750

Debt Obligations - United States — 12.6%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$522,843

Total Corporate Bonds & Notes (identified cost $503,994)			$522,843

6

Asset-Backed Securities — 0.8%

Security	Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR3, Class E, 4.074%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(7)	$32,000,000	$32,122,010
Pnmac Gmsr Issuer Trust, Series 2018-GT1, Class A, 4.914%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(7)	9,000,000	9,116,305

Total Asset-Backed Securities (identified cost $41,000,000)		$41,238,315

Collateralized Mortgage Obligations — 2.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$51,532	$55,090
Series 1548, Class Z, 7.00%, 7/15/23	62,104	66,376
Series 1650, Class K, 6.50%, 1/15/24	342,033	364,026
Series 1817, Class Z, 6.50%, 2/15/26	57,292	61,667
Series 1927, Class ZA, 6.50%, 1/15/27	211,527	228,304
Series 2127, Class PG, 6.25%, 2/15/29	298,479	319,681
Series 2344, Class ZD, 6.50%, 8/15/31	485,354	536,802
Series 2458, Class ZB, 7.00%, 6/15/32	891,792	1,007,700
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47	18,984,045	4,065,997
Series 362, Class C11, 4.00%, 12/15/47	3,264,027	729,179
Series 4791, Class JI, 4.00%, 5/15/48	35,744,991	8,504,405

		$15,939,227

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,291,083
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,006,486	2,086,435
Series 2018-DNA1, Class M2B, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	14,935,900	14,403,709

		$25,781,227

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$179,369	$188,125
Series G92-60, Class Z, 7.00%, 10/25/22	259,698	273,771
Series G93-1, Class K, 6.675%, 1/25/23	271,320	285,162
Series G94-7, Class PJ, 7.50%, 5/17/24	314,477	340,130
Series 1992-180, Class F, 3.214%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	221,745	224,425
Series 1993-16, Class Z, 7.50%, 2/25/23	202,925	216,855
Series 1993-79, Class PL, 7.00%, 6/25/23	121,188	129,165
Series 1993-104, Class ZB, 6.50%, 7/25/23	50,432	53,345
Series 1993-121, Class Z, 7.00%, 7/25/23	799,453	850,980
Series 1993-141, Class Z, 7.00%, 8/25/23	168,137	179,734
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,077,650	1,154,836
Series 1994-79, Class Z, 7.00%, 4/25/24	212,496	227,377
Series 1994-89, Class ZQ, 8.00%, 7/25/24	174,910	191,380
Series 1996-35, Class Z, 7.00%, 7/25/26	51,661	56,380
Series 1998-16, Class H, 7.00%, 4/18/28	215,407	238,070
Series 1998-44, Class ZA, 6.50%, 7/20/28	367,518	399,931
Series 1999-25, Class Z, 6.00%, 6/25/29	347,672	376,518
Series 2000-2, Class ZE, 7.50%, 2/25/30	95,578	106,578
Series 2000-49, Class A, 8.00%, 3/18/27	292,535	324,754

7

Security	Principal Amount	Value
Series 2001-31, Class ZA, 6.00%, 7/25/31	$2,823,635	$3,060,391
Series 2001-74, Class QE, 6.00%, 12/25/31	768,197	836,168
Series 2009-48, Class WA, 5.834%, 7/25/39(14)	3,711,664	3,970,838
Series 2011-38, Class SA, 7.309%, (13.50% - 1 mo. USD LIBOR x 3.00), 5/25/41(15)	3,973,185	4,142,925
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	26,977,581	5,794,911
Series 2018-21, Class IO, 3.00%, 4/25/48	27,919,132	5,583,531
Series 2018-45, Class GI, 4.00%, 6/25/48	8,189,674	1,963,503
Series 2018-58, Class BI, 4.00%, 8/25/48	4,741,000	1,148,687

		$32,318,470

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,818,444
Series 2017-C06, Class 1M2, 4.714%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	23,132,047	24,064,148
Series 2017-C07, Class 1M2, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,003,243	1,032,970
Series 2017-C07, Class 1M2C, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	6,756,360	6,809,621
Series 2018-C01, Class 1M2, 4.314%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	16,074,692	16,341,903
Series 2018-C03, Class 1M2, 4.214%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,550,693

		$80,617,779

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$70,654	$74,684

		$74,684

Total Collateralized Mortgage Obligations (identified cost $151,087,983)		$154,731,387

Mortgage Pass-Throughs — 6.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.86%, (COF + 1.25%), with maturity at 2035(16)	$1,901,339	$1,950,118
3.156%, (COF + 2.39%), with maturity at 2023(16)	42,403	43,366
3.842%, (1 yr. CMT + 2.33%), with maturity at 2036(16)	1,790,290	1,862,802
4.058%, (COF + 1.25%), with maturity at 2029(16)	66,926	66,325
4.436%, (COF + 1.25%), with maturity at 2030(16)	362,804	385,006
4.50%, with maturity at 2035	270,914	280,487
6.00%, with various maturities to 2035	7,686,109	8,358,894
6.50%, with various maturities to 2036	13,984,032	15,388,636
6.60%, with maturity at 2030	851,919	951,955
7.00%, with various maturities to 2036	14,181,798	15,855,217
7.31%, with maturity at 2026	57,721	63,269
7.50%, with various maturities to 2035	7,924,532	8,796,185
7.95%, with maturity at 2022	98,541	102,697
8.00%, with various maturities to 2034	3,393,073	3,787,937
8.15%, with maturity at 2021	12,093	12,353
8.30%, with maturity at 2021	5,637	5,728
8.50%, with maturity at 2025	90,680	96,135
9.00%, with various maturities to 2027	289,166	306,981
9.50%, with maturity at 2027	56,759	59,343
10.00%, with various maturities to 2020	6,647	6,813
10.50%, with maturity at 2021	12,613	12,655

		$58,392,902

8

Security	Principal Amount	Value
Federal National Mortgage Association:
2.066%, (COF + 1.25%), with various maturities to 2033(16)	$2,613,854	$2,633,390
2.133%, (COF + 1.25%), with maturity at 2027(16)	110,880	111,676
2.214%, (COF + 1.40%), with maturity at 2025(16)	445,480	449,621
2.414%, (COF + 1.60%), with maturity at 2024(16)	228,121	230,975
2.934%, (COF + 2.17%), with maturity at 2023(16)	13,302	13,371
3.51%, (COF + 1.25%), with maturity at 2034(16)	1,086,278	1,134,023
3.54%, (1 yr. CMT + 2.15%), with maturity at 2028(16)	143,248	148,306
3.703%, (COF + 1.25%), with maturity at 2035(16)	2,867,741	2,987,300
3.824%, (COF + 1.77%), with maturity at 2035(16)	2,942,813	3,121,301
5.50%, with maturity at 2020	32,148	32,472
6.00%, with various maturities to 2038	43,927,191	48,265,599
6.323%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(16)	1,013,063	1,088,068
6.50%, with various maturities to 2038	15,057,671	16,597,482
7.00%, with various maturities to 2035	16,729,135	18,753,272
7.474%, (1 yr. CMT + 2.15%), with maturity at 2025(16)	27,721	29,391
7.50%, with various maturities to 2035	4,924,603	5,474,029
8.00%, with various maturities to 2034	1,682,680	1,871,136
8.50%, with various maturities to 2037	2,437,347	2,800,323
9.00%, with various maturities to 2032	484,802	531,630
9.133%, with maturity at 2028(14)	5,858	6,160
9.50%, with various maturities to 2031	223,717	242,531
9.559%, with maturity at 2027(14)	12,816	13,538
10.50%, with maturity at 2029	46,026	46,622
11.50%, with maturity at 2031	133,158	163,237

		$106,745,453

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(16)	$201,902	$204,410
5.00%, with various maturities to 2048	159,794,823	168,033,029
6.50%, with various maturities to 2032	549,491	603,209
7.00%, with various maturities to 2031	888,849	985,100
7.50%, with various maturities to 2028	127,071	140,019
7.75%, with maturity at 2019	6,238	6,387
8.00%, with various maturities to 2023	80,366	87,190
8.30%, with maturity at 2020	1,162	1,185
8.50%, with maturity at 2021	13,266	13,777
9.00%, with maturity at 2025	38,017	40,919
9.50%, with various maturities to 2021	23,194	24,347

		$170,139,572

Total Mortgage Pass-Throughs (identified cost $333,436,579)		$335,277,927

U.S. Treasury Obligations — 1.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,688,555
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(17)(18)	98,410,410	94,596,781

Total U.S. Treasury Obligations (identified cost $99,137,538)		$96,285,336

9

Small Business Administration Loans (Interest Only)(19) — 0.8%

Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,852,196	$181,269
1.409%, 9/15/42	2,776,525	177,812
1.609%, 8/15/42 to 9/15/42	4,736,716	336,117
1.655%, 12/15/42 to 4/15/43	5,602,964	410,242
1.659%, 8/15/42	1,885,882	162,691
1.809%, 7/15/37 to 9/15/37	3,419,938	231,547
1.905%, 1/15/43 to 4/15/43	10,502,869	889,363
1.909%, 7/15/42 to 9/15/42	7,475,199	619,192
1.932%, 3/15/41 to 5/15/42	2,208,040	191,504
1.959%, 9/15/42	3,039,139	250,413
2.032%, 8/15/32 to 9/15/42	4,575,393	418,084
2.059%, 8/15/38	838,805	63,264
2.109%, 8/15/42 to 9/15/42	6,139,821	572,414
2.155%, 2/15/43 to 4/15/43	13,769,991	1,347,252
2.159%, 2/15/42 to 4/15/43	3,178,873	334,525
2.209%, 9/15/42	6,293,057	601,087
2.238%, 3/19/36	27,639,864	2,490,186
2.28%, 3/15/43	2,833,710	317,163
2.329%, 10/29/39	47,859,234	4,621,623
2.359%, 9/15/42	2,027,425	212,304
2.382%, 2/15/41 to 3/15/41	1,399,717	136,212
2.386%, 7/15/39	1,053,659	95,181
2.405%, 1/15/43 to 4/15/43	20,065,460	2,223,586
2.409%, 12/15/41 to 12/15/42	7,719,241	852,421
2.455%, 3/15/28 to 1/15/43	2,581,268	263,863
2.459%, 3/15/28 to 4/15/43	8,123,373	828,538
2.482%, 9/15/41	962,564	121,366
2.532%, 6/15/36	916,809	79,089
2.559%, 5/15/37	1,449,550	131,238
2.579%, 9/15/42	2,569,907	290,230
2.609%, 9/15/42	2,920,542	401,177
2.632%, 11/15/36	656,040	65,114
2.655%, 4/15/43	6,641,726	839,492
2.659%, 4/15/43	1,762,477	229,202
2.709%, 7/15/27 to 9/15/42	10,863,819	1,181,232
2.886%, 2/15/41	843,586	98,455
2.905%, 12/15/42 to 4/15/43	14,747,538	1,988,737
2.909%, 10/15/42 to 12/15/42	3,351,216	457,619
2.932%, 4/15/42 to 5/15/42	3,121,769	420,453
2.955%, 2/15/28 to 2/15/43	3,969,028	357,169
2.959%, 7/15/27 to 12/15/42	6,695,362	773,031
2.982%, 7/15/43	1,245,000	175,865
2.985%, 2/15/29	1,019,457	87,671
3.032%, 4/15/41 to 1/15/42	4,238,394	531,417
3.082%, 10/15/42	2,505,636	362,951
3.155%, 1/15/43 to 4/15/43	4,924,161	811,241
3.159%, 9/15/42 to 12/15/42	4,264,612	677,229
3.205%, 3/15/28 to 3/15/43	2,286,948	306,890
3.209%, 6/15/27 to 9/15/42	8,690,626	1,072,731
3.289%, 12/15/42	3,645,000	576,763
3.405%, 4/15/43	5,822,806	955,130

10

Security	Principal Amount	Value
3.409%, 3/15/43 to 4/15/43	$3,537,479	$549,696
3.455%, 3/15/28 to 3/15/43	1,582,965	223,161
3.459%, 3/15/27 to 9/15/42	4,709,958	718,195
3.532%, 4/15/37	3,291,869	408,801
3.655%, 1/15/43 to 6/15/43	9,015,563	1,607,300
3.659%, 9/15/42 to 2/15/43	1,633,811	271,109
3.685%, 3/15/43	1,381,500	274,905
3.705%, 2/15/28 to 4/15/28	10,072,982	1,110,466
3.709%, 3/15/42 to 10/15/42	8,801,556	1,531,769
3.782%, 5/15/27 to 9/15/42	6,600,931	1,036,466

Total Small Business Administration Loans (Interest Only) (identified cost $40,485,843)		$39,551,213

Total Debt Obligations - United States (identified cost $665,651,937)		$667,607,021

Common Stocks — 3.5%

Security	Shares	Value
Cyprus — 0.3%
Bank of Cyprus Holdings PLC(20)(21)	1,305,859	$3,809,521
Bank of Cyprus Holdings PLC(20)(21)	3,095,143	9,055,035

Total Cyprus		$12,864,556

Iceland — 1.3%
Arion Banki HF(20)	7,274,223	$5,824,341
Eik Fasteignafelag HF(20)	57,784,005	4,448,714
Eimskipafelag Islands HF	2,948,270	6,690,772
Hagar HF	24,109,633	10,657,264
Heimavellir HF(20)	75,681,248	839,030
Icelandair Group HF	35,379,527	2,923,291
N1 HF(20)	4,131,100	4,560,318
Reginn HF(20)	29,010,300	5,401,548
Reitir Fasteignafelag HF	15,552,197	11,523,967
Siminn HF	288,361,064	10,847,524
Sjova-Almennar Tryggingar HF	31,136,235	4,307,472
Tryggingamidstodin HF	9,204,651	2,782,284

Total Iceland		$70,806,525

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.	1,483,600	$9,104,654
Mizuho Financial Group, Inc.	3,096,500	5,382,614
Resona Holdings, Inc.	421,200	2,395,668
Sumitomo Mitsui Financial Group, Inc.	184,100	7,306,511
Sumitomo Mitsui Trust Holdings, Inc.	95,300	3,785,471

Total Japan		$27,974,918

Serbia — 0.0%(5)
Komercijalna Banka AD Beograd(20)	45,400	$877,279

Total Serbia		$877,279

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.	43,974,000	$11,972,033

Total Singapore		$11,972,033

11

Security	Shares	Value
South Korea — 0.5%
Hana Financial Group, Inc.	20,100	$808,173
Hyundai Heavy Industries Co., Ltd.(20)	626	59,805
Hyundai Mobis Co., Ltd.	4,800	978,459
Hyundai Motor Co.	8,647	1,002,129
KB Financial Group, Inc.	19,639	943,918
Korea Electric Power Corp.	20,400	606,196
Korea Zinc Co., Ltd.	1,300	480,071
KT&G Corp.	7,599	751,283
LG Chem, Ltd.	2,080	699,553
LG Corp.	8,100	546,019
LG Electronics, Inc.	8,100	542,926
LG Household & Health Care, Ltd.	700	758,041
Lotte Chemical Corp.	1,600	515,299
Naver Corp.	2,861	1,835,599
POSCO	2,597	764,337
S-Oil Corp.	5,800	609,190
Samsung Biologics Co., Ltd.(7)(20)	2,015	672,350
Samsung C&T Corp.	7,400	818,610
Samsung Electronics Co., Ltd.	87,750	3,642,522
Samsung Fire & Marine Insurance Co., Ltd.	2,200	537,256
Samsung Life Insurance Co., Ltd.	8,700	749,024
Samsung SDI Co., Ltd.	4,000	821,816
Samsung SDS Co., Ltd.	4,300	806,511
Shinhan Financial Group Co., Ltd.	15,611	608,974
SK Holdings Co., Ltd.	2,300	542,155
SK Hynix, Inc.	26,300	2,032,737
SK Innovation Co., Ltd.	3,500	621,623
SK Telecom Co., Ltd.	3,700	826,912
Woori Bank	43,300	654,476

Total South Korea		$25,235,964

Sri Lanka — 0.1%
Softlogic Life Insurance PLC(20)	25,625,000	$4,079,060

Total Sri Lanka		$4,079,060

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,134,772
Bank for Investment and Development of Vietnam JSC	468,816	531,710
Bao Viet Holdings	156,900	527,556
Binh Minh Plastics JSC	255,600	626,794
Coteccons Construction JSC	133,000	869,742
Danang Rubber JSC	68,640	72,579
Domesco Medical Import Export JSC	240,160	938,594
FPT Corp.	34,993	68,829
HA TIEN 1 Cement JSC	219,600	113,475
Hoa Phat Group JSC(20)	1,218,898	1,958,184
Hoa Sen Group	155,404	75,259
KIDO Group Corp.	373,100	543,608
Kinh Bac City Development Share Holding Corp.(20)	513,300	263,829
Masan Group Corp.(20)	954,000	3,462,433
PetroVietnam Drilling & Well Services JSC(20)	260,463	147,080
PetroVietnam Fertilizer & Chemical JSC	385,500	305,929

12

Security	Shares		Value
PetroVietnam Gas JSC		165,200	$623,791
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,029,593
PetroVietnam Technical Services Corp.		628,300	464,512
Pha Lai Thermal Power JSC		219,100	177,298
Refrigeration Electrical Engineering Corp.		807,810	1,227,108
Saigon - Hanoi Commercial Joint Stock Bank(20)		958,301	333,029
Saigon Securities, Inc.		668,470	833,334
Saigon Thuong Tin Commercial JSB(20)		5	2
Tan Tao Investment & Industry JSC(20)		1,064,400	123,616
Viet Capital Securities JSC		448,200	1,103,688
Vietnam Construction and Import-Export JSC		311,100	224,929
Vietnam Dairy Products JSC		455,640	3,296,831
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	151,522
Vietnam Prosperity JSC Bank(20)		2,180,305	2,651,941
Vietnam Technological & Commercial Joint Stock Bank(20)		781,800	994,148
Vingroup JSC(20)		1,385,904	6,340,788

Total Vietnam			$32,216,503

Total Common Stocks (identified cost $185,509,003)			$186,026,838

Short-Term Investments — 30.4%

Foreign Government Securities — 11.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	220,098	$7,819,881
Banco Central Del Argentina, 0.00%, 10/17/18	ARS	390,260	12,926,482

Total Argentina			$20,746,363

Egypt — 4.2%
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	258,625	$14,452,608
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	86,725	4,836,421
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	484,350	26,720,535
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	318,975	17,536,414
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	62,050	3,399,430
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	51,525	2,812,830
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	153,800	8,366,135
Egypt Treasury Bill, 0.00%, 10/16/18	EGP	212,625	11,487,913
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	449,850	23,289,089
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	184,500	9,487,451
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	250,000	12,814,186
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	68,925	3,439,870
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	91,925	4,559,490
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	965,000	47,532,865
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	30,633,916

Total Egypt			$221,369,153

Kazakhstan — 0.6%
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	143,294	$407,037
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	34,231,932

Total Kazakhstan			$34,638,969

13

Security	Principal Amount (000’s omitted)		Value
Nigeria — 4.2%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	3,173,843	$8,723,138
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	1,633,899	4,480,729
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	5,316,487	14,515,638
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	7,399,042	19,910,432
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	2,014,375	5,397,390
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	2,500,620	6,671,466
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	427,460	1,131,717
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	4,221,076	11,626,372
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	1,667,583	4,565,376
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	3,447,390	9,392,686
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	3,514,787	9,556,697
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	996,409	2,702,157
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	814,769	2,206,663
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	1,022,258	2,761,741
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	4,990,081	13,463,150
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,293,957	11,536,965
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	535,254	1,434,179
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	4,942,822	13,243,978
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	2,083,840	5,548,910
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	5,922,202	15,720,085
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	1,814,466	4,778,342
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	382,071	1,004,063
Nigeria Treasury Bill, 0.00%, 1/10/19	NGN	8,716,053	22,827,658
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	7,428,983	19,414,573
Nigeria Treasury Bill, 0.00%, 1/24/19	NGN	2,266,419	5,902,319
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	970,180	2,520,931

Total Nigeria			$221,037,355

Uruguay — 2.1%
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	72,434	$2,357,635
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	309,251	10,032,295
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	164,671	5,333,004
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	390,166	12,569,672
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	1,213,124	39,014,704
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	300,933	9,625,420
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	75,495	2,409,781
Uruguay Treasury Bill, 0.00%, 12/11/18	UYU	175,572	5,569,702
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	79,360	2,512,872
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	59,519	1,869,511
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	227,213	7,095,707
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	55,545	1,726,513
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	396,785	12,181,072

Total Uruguay			$112,297,888

Total Foreign Government Securities (identified cost $621,675,501)			$610,089,728

14

U.S. Treasury Obligations — 9.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/18		$99,900	$99,895,118
U.S. Treasury Bill, 0.00%, 8/9/18		99,900	99,860,140
U.S. Treasury Bill, 0.00%, 8/16/18		99,900	99,822,598
U.S. Treasury Bill, 0.00%, 8/23/18(17)		39,000	38,955,491
U.S. Treasury Bill, 0.00%, 8/30/18		60,000	59,909,399
U.S. Treasury Bill, 0.00%, 10/25/18(17)		99,900	99,438,865

Total U.S. Treasury Obligations (identified cost $497,881,550)			$497,881,611

Repurchase Agreements — 0.1%

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC:
Dated 7/20/18 with a maturity date of 8/23/18, an interest rate of 1.50% and repurchase proceeds of USD 4,274,815, collateralized by USD 4,000,000 Kingdom of Bahrain 5.875%, due 1/26/21 and a market value, including accrued interest, of $3,987,256.	USD	4,269	$4,269,300

Total Repurchase Agreements (identified cost $4,269,300)			$4,269,300

Other — 9.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(22)		504,559,314	$504,559,314

Total Other (identified cost $504,560,335)			$504,559,314

Total Short-Term Investments (identified cost $1,628,386,686)			$1,616,799,953

Total Purchased Options and Swaptions — 0.9% (identified cost $51,311,663)			$46,335,267

Total Investments — 97.3% (identified cost $5,189,476,168)			$5,169,365,064

Less Unfunded Loan Commitments — (0.0)%(5)			$(1,430,067)

Net Investments — 97.3% (identified cost $5,188,046,101)			$5,167,934,997

Total Written Options — (0.0)%(5) (premiums received $542,787)			$(526,535)

15

Securities Sold Short — (0.1)%

Foreign Government Bonds — (0.1)%

Security	Principal Amount (000’s omitted)		Value
Bahrain — (0.1)%
Kingdom of Bahrain, 5.875%, 1/26/21(1)	USD	(4,000)	$(3,983,992)

Total Foreign Government Bonds (proceeds $3,690,381)			$(3,983,992)

Total Securities Sold Short (proceeds $3,690,381)			$(3,983,992)

Other Assets, Less Liabilities — 2.8%			$149,861,442

Net Assets — 100.0%			$5,313,285,912

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $963,434,249 or 18.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $64,467,948 or 1.2% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

16

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(19)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(20)	Non-income producing security.

(21)	Securities are traded on separate exchanges for the same entity.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $7,653,872.

Purchased Currency Options — 0.4%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call CNH/Put USD	Bank of America, N.A.	USD	76,000,000	CNH	6.42	6/26/19	$345,268
Call CNH/Put USD	Goldman Sachs International	USD	33,100,000	CNH	6.42	6/26/19	150,373
Call SEK/Put EUR	BNP Paribas	EUR	27,285,000	SEK	9.68	1/18/19	64,226
Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	264,970
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	172,290
Call SEK/Put EUR	Citibank, N.A.	EUR	27,984,000	SEK	9.67	1/18/19	63,287
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	124,145
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	264,826
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	132,359
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	132,359
Call SEK/Put EUR	Deutsche Bank AG	EUR	36,379,000	SEK	9.70	1/16/19	90,822
Call SEK/Put EUR	Deutsche Bank AG	EUR	679,000	SEK	9.70	1/16/19	1,695
Call SEK/Put EUR	Deutsche Bank AG	EUR	32,020,000	SEK	9.56	4/23/19	107,086
Call SEK/Put EUR	Deutsche Bank AG	EUR	26,130,000	SEK	9.56	4/23/19	87,388
Put CNH/Call USD	Bank of America, N.A.	USD	110,000,000	CNH	7.40	11/12/18	96,470
Put CNH/Call USD	Bank of America, N.A.	USD	76,000,000	CNH	6.93	6/26/19	1,466,344
Put CNH/Call USD	BNP Paribas	USD	115,200,000	CNH	6.86	8/9/18	276,826
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	76,179
Put CNH/Call USD	Citibank, N.A.	USD	80,889,000	CNH	6.87	12/27/18	1,125,894
Put CNH/Call USD	Goldman Sachs International	USD	74,211,000	CNH	6.83	12/24/18	1,169,565
Put CNH/Call USD	Goldman Sachs International	USD	33,100,000	CNH	6.93	6/26/19	638,631
Put CNH/Call USD	Goldman Sachs International	USD	42,900,000	CNH	6.95	6/26/19	788,674

17

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	41,970,000	CNH	7.45	11/9/18	$28,120
Put CNH/Call USD	Standard Chartered Bank	USD	63,320,000	CNH	6.96	8/20/18	77,060
Put EUR/Call USD	BNP Paribas	EUR	99,028,000	USD	1.13	5/29/19	918,744
Put EUR/Call USD	BNP Paribas	EUR	56,099,000	USD	1.22	2/27/20	2,318,282
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	506,927
Put EUR/Call USD	Citibank, N.A.	EUR	112,492,000	USD	1.21	2/27/20	4,123,069
Put EUR/Call USD	Goldman Sachs International	EUR	84,881,000	USD	1.14	5/27/19	1,000,695
Put EUR/Call USD	Goldman Sachs International	EUR	56,099,000	USD	1.21	2/27/20	2,101,935
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	454,734
Put INR/Call USD	Bank of America, N.A.	USD	32,000,000	INR	70.70	1/3/19	347,680
Put INR/Call USD	JPMorgan Chase Bank, N.A.	USD	22,695,000	INR	70.55	1/3/19	261,832
Put INR/Call USD	Standard Chartered Bank	USD	4,726,000	INR	70.55	1/3/19	54,524
Put MXN/Call USD	Citibank, N.A.	USD	49,865,000	MXN	21.32	5/6/19	964,888
Put MXN/Call USD	Citibank, N.A.	USD	23,700,000	MXN	21.32	5/6/19	458,595
Put MXN/Call USD	Goldman Sachs International	USD	23,700,000	MXN	21.32	5/6/19	458,595
Put MXN/Call USD	Goldman Sachs International	USD	54,855,000	MXN	21.32	5/7/19	1,067,862

Total							$22,783,219

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	7,620	EUR	26,864,234	EUR	3,560.00	6/16/23	$2,270,780
FTSE 100 Index	Goldman Sachs International	1,986	GBP	15,389,037	GBP	6,275.00	2/15/22	3,107,541

Total								$5,378,321

Purchased Interest Rate Swaptions — 0.4%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/17/49 to receive 6-month Euro Interbank Offered Rate and pay 1.91%	Goldman Sachs International	EUR	79,360,000	5/15/19	$780,354
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.00%	Bank of America, N.A.	USD	71,648,000	6/29/28	3,726,754
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.00%	Bank of America, N.A.	USD	71,648,000	6/29/28	4,242,277
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.01%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/3/28	1,515,483
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.01%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/3/28	1,705,319

18

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.98%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/5/28	$1,490,116
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.99%	Goldman Sachs International	USD	26,762,000	7/5/28	1,385,199
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/5/28	1,734,841
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.99%	Goldman Sachs International	USD	26,762,000	7/5/28	1,593,384

Total					$18,173,727

Written Currency Options — (0.0)%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Barclays Bank PLC	USD	86,305,000	CNH	6.86	8/9/18	$(207,391)
Put CNH/Call USD	Deutsche Bank AG	USD	28,895,000	CNH	6.86	8/9/18	(69,435)
Put CNH/Call USD	Deutsche Bank AG	USD	113,700,000	CNH	7.45	11/9/18	(76,179)
Put CNH/Call USD	Goldman Sachs International	USD	63,320,000	CNH	6.96	8/20/18	(77,060)
Put CNH/Call USD	Société Générale	USD	110,000,000	CNH	7.40	11/12/18	(96,470)

Total							$(526,535)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	7,185,340	USD	5,416,668	Australia and New Zealand Banking Group Limited	8/2/18	$—	$(78,322)
AUD	11,529,840	USD	8,883,430	Australia and New Zealand Banking Group Limited	8/2/18	—	(317,338)
EUR	99,720,000	USD	116,672,400	Standard Chartered Bank	8/2/18	—	(64,825)
EUR	99,720,000	USD	116,677,386	Standard Chartered Bank	8/2/18	—	(69,811)
KRW	30,963,900,000	USD	27,757,866	JPMorgan Chase Bank, N.A.	8/2/18	—	(78,163)
KRW	30,963,900,000	USD	27,698,274	Standard Chartered Bank	8/2/18	—	(18,570)
NZD	3,604,508	USD	2,458,202	HSBC Bank USA, N.A.	8/2/18	—	(1,369)
NZD	6,532,035	USD	4,454,717	HSBC Bank USA, N.A.	8/2/18	—	(2,482)
NZD	9,870,000	USD	6,718,569	Standard Chartered Bank	8/2/18	8,823	—
NZD	15,138,000	USD	10,341,676	Standard Chartered Bank	8/2/18	—	(23,614)
NZD	31,226,000	USD	21,332,354	Standard Chartered Bank	8/2/18	—	(48,710)
NZD	4,776,000	USD	3,256,468	State Street Bank and Trust Company	8/2/18	—	(1,146)
NZD	9,854,000	USD	6,718,851	State Street Bank and Trust Company	8/2/18	—	(2,364)
PHP	176,000,000	USD	3,279,605	Deutsche Bank AG	8/2/18	34,584	—
PHP	495,000,000	USD	9,446,565	Deutsche Bank AG	8/2/18	—	(125,409)
PHP	488,000,000	USD	9,313,866	Goldman Sachs International	8/2/18	—	(124,524)

19

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	350,800,000	USD	6,707,970	Standard Chartered Bank	8/2/18	$—	$(102,189)
USD	6,721,225	AUD	9,065,179	Standard Chartered Bank	8/2/18	—	(13,748)
USD	7,163,388	AUD	9,650,000	State Street Bank and Trust Company	8/2/18	—	(6,077)
USD	123,982,873	EUR	99,720,000	Standard Chartered Bank	8/2/18	7,375,298	—
USD	116,677,386	EUR	99,720,000	Standard Chartered Bank	8/2/18	69,810	—
USD	27,698,274	KRW	30,963,900,000	JPMorgan Chase Bank, N.A.	8/2/18	18,570	—
USD	28,772,313	KRW	30,963,900,000	Standard Chartered Bank	8/2/18	1,092,610	—
USD	34,103,217	NZD	48,412,500	Australia and New Zealand Banking Group Limited	8/2/18	1,105,254	—
USD	14,442,179	NZD	20,501,936	Australia and New Zealand Banking Group Limited	8/2/18	468,058	—
USD	4,492,209	NZD	6,142,008	Australia and New Zealand Banking Group Limited	8/2/18	305,816	—
USD	4,347,461	NZD	5,944,099	Australia and New Zealand Banking Group Limited	8/2/18	295,962	—
USD	7,422,537	PHP	394,300,000	BNP Paribas	8/2/18	—	(2,376)
USD	9,114,329	PHP	484,700,000	Citibank, N.A.	8/2/18	—	(12,872)
USD	11,859,372	PHP	630,800,000	UBS AG	8/2/18	—	(18,982)
EUR	2,790,000	USD	3,264,007	Standard Chartered Bank	8/3/18	—	(1,286)
EUR	1,429,900	USD	1,682,206	Standard Chartered Bank	8/3/18	—	(10,032)
EUR	19,423,240	USD	22,725,191	Standard Chartered Bank	8/3/18	—	(10,990)
JPY	8,355,042,400	USD	74,732,043	Standard Chartered Bank	8/3/18	—	(5,233)
JPY	3,813,558,202	USD	34,599,198	Standard Chartered Bank	8/3/18	—	(491,048)
USD	27,457,252	EUR	23,643,140	Standard Chartered Bank	8/3/18	—	(191,845)
USD	77,023,385	JPY	8,355,042,400	Standard Chartered Bank	8/3/18	2,296,575	—
USD	34,110,538	JPY	3,813,558,202	Standard Chartered Bank	8/3/18	2,388	—
CLP	9,099,497,000	USD	14,245,788	BNP Paribas	8/6/18	23,472	—
CLP	8,675,503,000	USD	13,597,967	Goldman Sachs International	8/6/18	6,412	—
NOK	267,023,000	EUR	27,545,751	Bank of America, N.A.	8/6/18	522,422	—
NOK	279,137,000	EUR	28,777,010	Citibank, N.A.	8/6/18	567,651	—
USD	28,725,880	CLP	17,775,000,000	Standard Chartered Bank	8/6/18	852,240	—
USD	112,585	EUR	96,274	Bank of America, N.A.	8/6/18	—	(26)
USD	126,193	EUR	106,170	JPMorgan Chase Bank, N.A.	8/6/18	2,007	—
USD	512,638	EUR	437,247	UBS AG	8/6/18	1,196	—
USD	419,362	EUR	357,689	UBS AG	8/6/18	978	—
USD	120,901	EUR	103,121	UBS AG	8/6/18	282	—
NOK	184,607,000	EUR	19,271,852	The Toronto-Dominion Bank	8/7/18	93,777	—
RSD	1,216,325,000	EUR	10,304,259	Citibank, N.A.	8/7/18	1,362	—
SGD	42,796,957	USD	32,150,968	Goldman Sachs International	8/7/18	—	(712,668)
USD	16,552,526	CAD	21,721,384	Standard Chartered Bank	8/7/18	—	(146,963)
USD	31,933,976	SGD	42,796,957	Standard Chartered Bank	8/7/18	495,677	—
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(212,156)
USD	1,577,646	AUD	2,091,440	Australia and New Zealand Banking Group Limited	8/9/18	23,728	—
USD	21,604,094	JPY	2,332,399,557	Goldman Sachs International	8/9/18	735,273	—

20

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,120,445	JPY	238,204,471	Standard Chartered Bank	8/9/18	$—	$(10,856)
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	442,899	—
USD	45,913,753	CAD	60,000,000	Goldman Sachs International	8/10/18	—	(216,805)
ILS	59,210,400	USD	16,366,863	JPMorgan Chase Bank, N.A.	8/13/18	—	(232,011)
USD	21,075,086	NZD	30,173,000	State Street Bank and Trust Company	8/13/18	509,353	—
SEK	30,915,000	EUR	3,014,485	Deutsche Bank AG	8/14/18	—	(9,027)
SEK	2,862,000	EUR	277,444	Standard Chartered Bank	8/14/18	1,068	—
SEK	130,005,072	EUR	12,791,410	UBS AG	8/14/18	—	(172,284)
EUR	10,307,839	USD	12,026,774	Standard Chartered Bank	8/16/18	38,848	—
USD	50,842,811	EUR	43,218,615	Standard Chartered Bank	8/16/18	254,180	—
USD	14,917,794	KZT	5,004,920,000	Standard Chartered Bank	8/16/18	547,359	—
USD	10,658,158	PHP	564,488,000	Standard Chartered Bank	8/17/18	24,404	—
AUD	369,807	USD	277,838	Australia and New Zealand Banking Group Limited	8/20/18	—	(3,061)
AUD	9,812,807	USD	7,372,411	Australia and New Zealand Banking Group Limited	8/20/18	—	(81,222)
INR	863,760,000	USD	12,587,584	Nomura International PLC	8/20/18	—	(10,685)
USD	12,609,175	INR	863,760,000	Deutsche Bank AG	8/20/18	32,276	—
USD	7,725,704	NZD	11,191,498	Australia and New Zealand Banking Group Limited	8/20/18	97,767	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(348,353)
UAH	18,486,000	USD	641,875	Citibank, N.A.	8/22/18	40,200	—
USD	682,140	UAH	18,486,000	Standard Chartered Bank	8/22/18	65	—
EUR	10,180,000	USD	12,717,772	Standard Chartered Bank	8/23/18	—	(795,789)
USD	49,445,649	EUR	39,579,000	Standard Chartered Bank	8/23/18	3,093,964	—
USD	5,196,645	EUR	4,137,703	Standard Chartered Bank	8/23/18	350,906	—
USD	8,698,024	EUR	7,438,500	Standard Chartered Bank	8/23/18	—	(13,338)
USD	4,883,346	JPY	539,385,076	Standard Chartered Bank	8/23/18	52,914	—
USD	13,219,136	EUR	11,363,900	UBS AG	8/24/18	—	(90,291)
USD	106,527	NZD	157,000	UBS AG	8/27/18	—	(479)
USD	5,147,245	NZD	7,586,000	UBS AG	8/27/18	—	(23,163)
AUD	24,640,000	USD	18,668,052	Goldman Sachs International	8/29/18	—	(359,079)
KRW	2,355,550,000	USD	2,188,563	Deutsche Bank AG	8/29/18	—	(73,729)
THB	283,000,000	USD	8,878,431	Citibank, N.A.	8/29/18	—	(367,458)
THB	368,000,000	USD	11,525,211	Citibank, N.A.	8/29/18	—	(457,939)
THB	290,000,000	USD	9,102,323	Deutsche Bank AG	8/29/18	—	(380,831)
THB	361,000,000	USD	11,305,982	Deutsche Bank AG	8/29/18	—	(449,228)
USD	14,334,141	KRW	15,387,700,000	BNP Paribas	8/29/18	518,926	—
USD	14,314,073	KRW	15,359,000,000	Deutsche Bank AG	8/29/18	524,625	—
USD	18,716,157	NZD	27,006,000	Goldman Sachs International	8/29/18	309,697	—
COP	3,304,465,000	USD	1,128,960	Standard Chartered Bank	8/30/18	12,995	—
SGD	40,243,000	USD	30,066,419	Standard Chartered Bank	8/30/18	—	(492,461)
USD	28,615,657	EUR	22,943,000	Deutsche Bank AG	8/30/18	1,733,157	—
USD	29,942,263	SGD	40,243,000	Standard Chartered Bank	8/30/18	368,305	—
COP	67,893,732,770	USD	23,431,428	Bank of America, N.A.	8/31/18	30,339	—
COP	66,181,196,000	USD	22,833,306	UBS AG	8/31/18	36,666	—
IDR	164,103,000,000	USD	11,638,511	BNP Paribas	8/31/18	—	(277,315)
IDR	161,273,000,000	USD	11,449,982	Standard Chartered Bank	8/31/18	—	(284,714)

21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	1,600,404,091	USD	23,291,479	Barclays Bank PLC	8/31/18	$—	$(7,640)
INR	2,052,000,000	USD	30,017,554	Barclays Bank PLC	8/31/18	—	(163,570)
INR	2,735,000,000	USD	40,004,095	Barclays Bank PLC	8/31/18	—	(213,333)
INR	1,213,000,000	USD	17,742,997	Citibank, N.A.	8/31/18	—	(95,394)
INR	1,530,930,000	USD	22,276,173	Goldman Sachs International	8/31/18	—	(3,094)
INR	2,169,070,000	USD	31,561,586	Goldman Sachs International	8/31/18	—	(4,383)
USD	43,491,511	INR	2,997,000,000	BNP Paribas	8/31/18	—	(111,018)
USD	26,648,822	INR	1,835,704,092	Deutsche Bank AG	8/31/18	—	(58,332)
USD	25,040,446	INR	1,725,775,000	Standard Chartered Bank	8/31/18	—	(67,380)
USD	49,689,369	INR	3,423,200,000	Standard Chartered Bank	8/31/18	—	(113,827)
USD	19,143,029	INR	1,318,725,000	UBS AG	8/31/18	—	(42,738)
COP	3,003,000,000	USD	1,036,411	Credit Agricole Corporate and Investment Bank	9/4/18	1,164	—
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(478,426)
EUR	6,589,000	USD	7,747,511	Goldman Sachs International	9/7/18	—	(22,578)
EUR	55,883,000	USD	65,708,628	Goldman Sachs International	9/7/18	—	(191,492)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	397,248	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	201,129	—
THB	349,000,000	USD	10,919,900	Goldman Sachs International	9/7/18	—	(421,762)
THB	347,000,000	USD	10,860,720	Goldman Sachs International	9/7/18	—	(422,743)
THB	263,980,000	USD	8,270,827	Standard Chartered Bank	9/7/18	—	(330,144)
THB	350,000,000	USD	10,961,478	Standard Chartered Bank	9/7/18	—	(433,260)
USD	80,154,213	EUR	67,961,338	Goldman Sachs International	9/7/18	476,453	—
USD	43,310,091	EUR	36,833,790	Goldman Sachs International	9/7/18	126,217	—
USD	6,170,334	EUR	5,231,717	Goldman Sachs International	9/7/18	36,678	—
USD	20,923,413	NZD	30,233,000	State Street Bank and Trust Company	9/7/18	317,807	—
AUD	555,993	USD	426,831	Standard Chartered Bank	9/10/18	—	(13,681)
AUD	27,507,237	USD	21,117,083	Standard Chartered Bank	9/10/18	—	(676,835)
COP	22,870,670,000	USD	8,050,218	Citibank, N.A.	9/10/18	—	(150,434)
COP	34,837,790,000	USD	12,278,933	Credit Agricole Corporate and Investment Bank	9/10/18	—	(245,573)
IDR	139,945,000,000	USD	9,976,830	Citibank, N.A.	9/10/18	—	(298,275)
IDR	116,394,000,000	USD	8,290,171	Deutsche Bank AG	9/10/18	—	(240,396)
USD	8,845,537	NZD	12,549,000	Standard Chartered Bank	9/10/18	292,639	—
USD	7,337,154	NZD	10,409,085	Standard Chartered Bank	9/10/18	242,737	—
EUR	4,642,163	HUF	1,500,530,000	Citibank, N.A.	9/11/18	—	(40,254)
ILS	229,130,000	USD	64,647,462	Goldman Sachs International	9/12/18	—	(2,084,857)
AUD	4,612,180	USD	3,500,437	BNP Paribas	9/13/18	—	(73,175)
AUD	66,149,956	USD	50,204,840	BNP Paribas	9/13/18	—	(1,049,507)
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	369,844	—
USD	101,396,928	EUR	80,409,935	JPMorgan Chase Bank, N.A.	9/13/18	7,081,257	—
USD	53,667,952	NZD	76,432,000	BNP Paribas	9/13/18	1,574,952	—
COP	16,480,658,000	USD	5,750,845	Citibank, N.A.	9/14/18	—	(59,358)
COP	25,571,105,000	USD	8,924,096	Credit Agricole Corporate and Investment Bank	9/14/18	—	(93,282)
USD	6,088	EUR	5,182	Deutsche Bank AG	9/14/18	10	—
COP	41,318,127,000	USD	14,424,202	Credit Agricole Corporate and Investment Bank	9/17/18	—	(157,352)
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	163,156	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(313,120)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	157,715	—
JPY	3,611,441,798	USD	32,862,658	Standard Chartered Bank	9/19/18	—	(460,804)
USD	42,224,905	EUR	33,997,508	JPMorgan Chase Bank, N.A.	9/20/18	2,326,691	—

22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	68,804,119	NZD	97,873,538	Goldman Sachs International	9/20/18	$2,097,423	$—
USD	883,324	NZD	1,256,524	Goldman Sachs International	9/20/18	26,927	—
UAH	18,615,000	USD	641,897	Citibank, N.A.	9/21/18	34,946	—
USD	31,358,567	EUR	26,670,210	Standard Chartered Bank	9/21/18	57,005	—
USD	14,197,740	EUR	12,075,064	Standard Chartered Bank	9/21/18	25,809	—
USD	675,068	UAH	18,615,000	Standard Chartered Bank	9/21/18	—	(1,774)
COP	19,766,451,000	USD	6,731,296	Credit Agricole Corporate and Investment Bank	9/24/18	91,578	—
COP	16,425,365,000	USD	5,600,479	Credit Agricole Corporate and Investment Bank	9/24/18	69,137	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	164,094	—
EUR	9,420,000	USD	11,060,210	Goldman Sachs International	9/26/18	—	(177)
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	158,674	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(139,501)
EUR	2,000,000	USD	2,413,200	Standard Chartered Bank	9/27/18	—	(64,818)
USD	35,450,889	EUR	28,408,438	Standard Chartered Bank	9/27/18	2,093,959	—
USD	14,069,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	9/27/18	438,699	—
USD	9,167,090	KZT	3,212,606,784	Deutsche Bank AG	10/1/18	32,512	—
USD	8,587,549	KZT	3,023,676,000	Deutsche Bank AG	10/1/18	—	(9,832)
USD	7,458,347	KZT	2,630,559,000	Deutsche Bank AG	10/1/18	—	(21,264)
ARS	163,807,000	USD	5,641,708	BNP Paribas	10/2/18	—	(15,512)
ARS	56,854,000	USD	1,955,762	Citibank, N.A.	10/2/18	—	(3,026)
ARS	56,835,000	USD	1,955,781	Citibank, N.A.	10/2/18	—	(3,698)
ARS	56,796,000	USD	1,955,785	Citibank, N.A.	10/2/18	—	(5,041)
ARS	56,756,000	USD	1,955,755	Citibank, N.A.	10/2/18	—	(6,385)
ARS	85,164,000	USD	2,933,655	Citibank, N.A.	10/2/18	—	(8,570)
AUD	9,065,179	USD	6,722,385	Standard Chartered Bank	10/2/18	14,038	—
USD	6,718,225	NZD	9,870,000	Standard Chartered Bank	10/2/18	—	(8,773)
USD	117,215,874	EUR	99,720,000	Standard Chartered Bank	10/4/18	62,422	—
ILS	243,880,000	USD	67,017,491	Goldman Sachs International	10/5/18	—	(317,675)
USD	4,056,132	EUR	3,245,165	JPMorgan Chase Bank, N.A.	10/5/18	243,335	—
USD	3,810,464	EUR	3,063,320	JPMorgan Chase Bank, N.A.	10/5/18	211,320	—
USD	3,424,542	EUR	2,752,051	JPMorgan Chase Bank, N.A.	10/5/18	191,113	—
USD	2,262,091	EUR	1,806,623	JPMorgan Chase Bank, N.A.	10/5/18	139,460	—
USD	1,349,115	EUR	1,084,332	JPMorgan Chase Bank, N.A.	10/5/18	75,116	—
USD	1,009,115	EUR	807,809	JPMorgan Chase Bank, N.A.	10/5/18	60,007	—
USD	832,133	EUR	665,679	JPMorgan Chase Bank, N.A.	10/5/18	50,015	—
USD	379,098	EUR	305,742	JPMorgan Chase Bank, N.A.	10/5/18	19,877	—
USD	219,924	EUR	175,595	JPMorgan Chase Bank, N.A.	10/5/18	13,615	—
USD	12,491,896	SGD	17,082,043	Deutsche Bank AG	10/5/18	—	(71,362)
AUD	30,310,000	USD	22,509,903	HSBC Bank USA, N.A.	10/10/18	15,005	—
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	77,285	—
UGX	1,574,165,000	USD	399,230	Standard Chartered Bank	10/10/18	21,347	—
USD	21,861,856	NZD	32,000,000	HSBC Bank USA, N.A.	10/10/18	51,026	—
TWD	52,025,000	USD	1,753,750	Citibank, N.A.	10/11/18	—	(44,774)
TWD	314,975,000	USD	10,629,556	Société Générale	10/11/18	—	(282,897)
USD	3,482,500	TWD	100,000,000	Citibank, N.A.	10/11/18	197,586	—
USD	9,298,276	TWD	267,000,000	Goldman Sachs International	10/11/18	527,555	—
EUR	140,134,936	USD	167,004,409	JPMorgan Chase Bank, N.A.	10/12/18	—	(2,267,244)
TWD	75,000,000	USD	2,531,218	Deutsche Bank AG	10/12/18	—	(67,440)
TWD	260,700,000	USD	8,798,515	Deutsche Bank AG	10/12/18	—	(234,421)

23

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	175,883,358	EUR	140,134,936	JPMorgan Chase Bank, N.A.	10/12/18	$11,146,193	$—
USD	7,339,823	NZD	10,750,476	HSBC Bank USA, N.A.	10/12/18	12,346	—
USD	152,090	NZD	222,762	HSBC Bank USA, N.A.	10/12/18	256	—
USD	174,410	NZD	256,000	HSBC Bank USA, N.A.	10/12/18	—	(78)
USD	8,426,876	NZD	12,369,000	HSBC Bank USA, N.A.	10/12/18	—	(3,779)
USD	6,969,855	TWD	200,000,000	Standard Chartered Bank	10/12/18	399,779	—
USD	4,722,464	TWD	135,700,000	Standard Chartered Bank	10/12/18	264,667	—
SEK	130,346,000	EUR	12,607,558	HSBC Bank USA, N.A.	10/16/18	83,470	—
TWD	239,310,000	USD	8,090,264	Citibank, N.A.	10/16/18	—	(227,656)
TWD	328,568,000	USD	11,023,922	Goldman Sachs International	10/16/18	—	(228,714)
TWD	239,310,000	USD	8,105,334	Goldman Sachs International	10/16/18	—	(242,727)
TWD	121,380,000	USD	4,111,371	Standard Chartered Bank	10/16/18	—	(123,392)
USD	33,851,200	NZD	50,000,000	HSBC Bank USA, N.A.	10/16/18	—	(229,287)
USD	7,904,409	NZD	11,672,000	Standard Chartered Bank	10/16/18	—	(51,340)
USD	6,996,540	TWD	202,200,000	Citibank, N.A.	10/16/18	353,193	—
USD	6,017,943	TWD	174,400,000	Citibank, N.A.	10/16/18	287,975	—
USD	4,649,879	TWD	134,800,000	Deutsche Bank AG	10/16/18	220,982	—
USD	6,999,482	TWD	202,600,000	Standard Chartered Bank	10/16/18	342,993	—
USD	4,659,993	TWD	135,000,000	Standard Chartered Bank	10/16/18	224,524	—
USD	2,749,888	TWD	79,568,000	Standard Chartered Bank	10/16/18	135,655	—
CNH	164,000,000	USD	24,381,179	Deutsche Bank AG	10/18/18	—	(316,262)
CNH	64,172,000	USD	9,556,515	Goldman Sachs International	10/18/18	—	(140,090)
CNH	163,000,000	USD	24,255,952	Goldman Sachs International	10/18/18	—	(337,773)
CNH	168,000,000	USD	25,013,028	JPMorgan Chase Bank, N.A.	10/18/18	—	(361,162)
CNH	164,000,000	USD	24,424,389	Standard Chartered Bank	10/18/18	—	(359,472)
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	111,113	—
USD	30,392,389	CAD	40,000,000	HSBC Bank USA, N.A.	10/18/18	—	(398,235)
USD	157,320,281	EUR	129,747,616	Standard Chartered Bank	10/18/18	4,722,252	—
NOK	29,339,000	EUR	3,081,112	The Toronto-Dominion Bank	10/19/18	—	(16,212)
ARS	185,380,000	USD	6,267,072	BNP Paribas	10/22/18	—	(24,410)
NOK	230,200,000	EUR	24,112,287	Citibank, N.A.	10/22/18	—	(56,855)
USD	21,607,994	ARS	660,556,374	Goldman Sachs International	10/22/18	—	(636,210)
EUR	772,635	PLN	3,365,400	State Street Bank and Trust Company	10/23/18	—	(12,988)
PHP	106,800,000	USD	1,978,511	JPMorgan Chase Bank, N.A.	10/23/18	27,956	—
PHP	53,900,000	USD	998,518	JPMorgan Chase Bank, N.A.	10/23/18	14,109	—
TWD	344,000,000	USD	11,547,499	BNP Paribas	10/23/18	—	(242,290)
TWD	286,000,000	USD	9,597,315	Standard Chartered Bank	10/23/18	—	(198,217)
TWD	352,000,000	USD	11,812,081	Standard Chartered Bank	10/23/18	—	(243,960)
USD	18,037,975	TWD	513,000,000	Goldman Sachs International	10/23/18	1,178,753	—
USD	16,481,006	TWD	469,000,000	Standard Chartered Bank	10/23/18	1,067,800	—
USD	30,231,863	CAD	39,727,389	JPMorgan Chase Bank, N.A.	10/25/18	—	(353,114)
USD	87,332,476	EUR	72,337,013	JPMorgan Chase Bank, N.A.	10/25/18	2,209,133	—
USD	7,489,814	KZT	2,518,450,000	Citibank, N.A.	10/25/18	367,007	—
USD	116,236	NZD	171,000	State Street Bank and Trust Company	10/25/18	—	(325)
USD	5,605,148	NZD	8,246,000	State Street Bank and Trust Company	10/25/18	—	(15,669)
AUD	7,685,471	USD	5,705,133	Standard Chartered Bank	10/26/18	6,968	—
COP	78,879,409,000	USD	27,108,655	Citibank, N.A.	10/26/18	77,128	—
USD	2,709,267	NZD	3,978,748	Standard Chartered Bank	10/26/18	—	(2,828)
USD	2,799,472	NZD	4,111,221	Standard Chartered Bank	10/26/18	—	(2,922)
NOK	141,528,000	EUR	14,773,542	HSBC Bank USA, N.A.	10/30/18	19,137	—

24

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	43,997,000	EUR	4,597,638	JPMorgan Chase Bank, N.A.	10/31/18	$—	$(120)
NOK	128,488,000	EUR	13,430,649	State Street Bank and Trust Company	10/31/18	—	(4,816)
TWD	156,000,000	USD	5,240,175	Goldman Sachs International	10/31/18	—	(111,850)
TWD	313,095,000	USD	10,665,815	Goldman Sachs International	10/31/18	—	(373,169)
TWD	158,000,000	USD	5,307,356	JPMorgan Chase Bank, N.A.	10/31/18	—	(113,284)
TWD	312,000,000	USD	10,626,703	Standard Chartered Bank	10/31/18	—	(370,053)
USD	11,198,332	TWD	328,895,000	Goldman Sachs International	10/31/18	386,278	—
USD	6,747,316	TWD	198,000,000	Goldman Sachs International	10/31/18	238,289	—
USD	14,046,686	TWD	412,200,000	Nomura International PLC	10/31/18	496,074	—
USD	64,201,568	EUR	52,935,994	Standard Chartered Bank	11/1/18	1,874,333	—
USD	21,334,996	NZD	31,226,000	Standard Chartered Bank	11/1/18	49,277	—
USD	10,342,957	NZD	15,138,000	Standard Chartered Bank	11/1/18	23,889	—
AUD	9,650,000	USD	7,166,148	State Street Bank and Trust Company	11/2/18	6,405	—
USD	6,719,605	NZD	9,854,000	State Street Bank and Trust Company	11/2/18	2,428	—
USD	3,256,833	NZD	4,776,000	State Street Bank and Trust Company	11/2/18	1,177	—
PHP	394,300,000	USD	7,383,619	BNP Paribas	11/5/18	17,550	—
PHP	484,700,000	USD	9,065,744	Citibank, N.A.	11/5/18	32,269	—
PHP	630,800,000	USD	11,795,571	UBS AG	11/5/18	44,797	—
JPY	3,813,558,202	USD	34,339,365	Standard Chartered Bank	11/8/18	582	—
USD	682,873	EUR	568,365	Deutsche Bank AG	11/8/18	13,285	—
USD	3,741,353	EUR	3,166,613	Deutsche Bank AG	11/8/18	10,779	—
USD	713,981	EUR	598,726	Deutsche Bank AG	11/8/18	8,624	—
USD	380,020	EUR	318,756	Deutsche Bank AG	11/8/18	4,494	—
USD	615,304	EUR	518,806	Deutsche Bank AG	11/8/18	4,101	—
USD	1,735,940	EUR	1,470,300	Deutsche Bank AG	11/8/18	3,784	—
USD	160,008	EUR	134,136	Deutsche Bank AG	11/8/18	1,983	—
USD	819,554	EUR	694,537	Deutsche Bank AG	11/8/18	1,322	—
USD	75,233,374	JPY	8,355,042,400	Standard Chartered Bank	11/8/18	—	(1,275)
THB	781,729,902	USD	23,560,274	Deutsche Bank AG	11/9/18	4,371	—
THB	128,608,259	USD	3,869,081	JPMorgan Chase Bank, N.A.	11/9/18	7,716	—
THB	89,661,839	USD	2,703,100	Standard Chartered Bank	11/9/18	—	(313)
USD	24,617,537	THB	781,729,902	Deutsche Bank AG	11/9/18	1,052,892	—
USD	4,049,971	THB	128,608,259	JPMorgan Chase Bank, N.A.	11/9/18	173,175	—
USD	22,442,027	THB	713,274,945	Standard Chartered Bank	11/9/18	940,904	—
EUR	6,410,100	USD	7,569,943	Deutsche Bank AG	11/15/18	—	(13,766)
USD	8,586,390	EUR	7,174,457	Deutsche Bank AG	11/15/18	129,195	—
USD	7,790,943	EUR	6,505,789	Deutsche Bank AG	11/15/18	121,968	—
USD	7,052,130	EUR	5,929,947	Deutsche Bank AG	11/15/18	61,954	—
USD	4,511,835	EUR	3,781,448	Deutsche Bank AG	11/15/18	54,292	—
USD	4,347,446	EUR	3,663,598	Deutsche Bank AG	11/15/18	28,824	—
USD	1,218,637	EUR	1,020,933	Deutsche Bank AG	11/15/18	15,169	—
USD	3,843,265	EUR	3,251,053	Deutsche Bank AG	11/15/18	10,948	—
USD	300,578	EUR	253,438	Deutsche Bank AG	11/15/18	1,827	—
USD	837,644	EUR	709,609	Deutsche Bank AG	11/15/18	1,162	—
USD	5,857,974	EUR	5,010,949	Deutsche Bank AG	11/15/18	—	(48,894)

25

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	88,057,948	EUR	73,809,101	Standard Chartered Bank	11/29/18	$949,370	$—
USD	4,455,991	NZD	6,532,035	HSBC Bank USA, N.A.	12/3/18	2,222	—
USD	2,458,905	NZD	3,604,508	HSBC Bank USA, N.A.	12/3/18	1,226	—
USD	11,008,950	EUR	9,200,000	Standard Chartered Bank	12/6/18	144,796	—
USD	5,290,770	EUR	4,421,410	Standard Chartered Bank	12/6/18	69,587	—
USD	2,935,762	EUR	2,453,369	Standard Chartered Bank	12/6/18	38,613	—
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(143,782)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(54,918)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(61,401)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(61,406)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	188,731	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	188,731	—
USD	71,745,714	EUR	60,249,000	Goldman Sachs International	12/13/18	556,346	—
USD	5,523,023	EUR	4,638,000	Goldman Sachs International	12/13/18	42,828	—
USD	27,286,403	EUR	23,203,710	Goldman Sachs International	12/13/18	—	(130,773)
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(22,371)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(40,415)
MAD	35,314,000	USD	3,561,674	Société Générale	12/14/18	137,969	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(14,848)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(666,019)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(34,484)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	343,649	—
USD	81,563,673	EUR	68,871,950	Deutsche Bank AG	12/20/18	137,308	—
USD	3,179,792	EUR	2,685,000	Deutsche Bank AG	12/20/18	5,353	—
USD	13,474,954	BHD	5,138,000	Credit Agricole Corporate and Investment Bank	12/27/18	—	(139,233)
USD	6,739,032	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	12/31/18	—	(128,819)
USD	3,711,233	BHD	1,424,000	Standard Chartered Bank	12/31/18	—	(61,846)
UGX	4,057,180,000	USD	998,076	Standard Chartered Bank	1/7/19	68,355	—
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(19,213)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(19,213)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(38,425)
EUR	3,100,100	USD	3,662,303	Deutsche Bank AG	1/10/19	9,432	—
EUR	32,940,000	USD	39,254,598	Deutsche Bank AG	1/10/19	—	(240,705)
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(13,694)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(13,697)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(29,431)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(81,303)
UGX	4,108,992,000	USD	1,048,747	Citibank, N.A.	1/14/19	29,931	—
USD	70,645,775	KRW	78,000,000,000	Bank of America, N.A.	1/14/19	239,249	—
USD	5,031,322	KRW	5,582,000,000	Deutsche Bank AG	1/14/19	—	(7,258)
USD	7,184,641	KRW	7,971,000,000	Deutsche Bank AG	1/14/19	—	(10,364)
USD	8,181,531	KRW	9,077,000,000	Deutsche Bank AG	1/14/19	—	(11,802)
USD	6,820,684	KRW	7,558,000,000	Goldman Sachs International	1/14/19	—	(1,528)
USD	9,739,193	KRW	10,792,000,000	Goldman Sachs International	1/14/19	—	(2,181)
USD	11,091,057	KRW	12,290,000,000	Goldman Sachs International	1/14/19	—	(2,484)
USD	5,658,213	KRW	6,307,210,150	JPMorgan Chase Bank, N.A.	1/14/19	—	(34,976)
USD	8,079,358	KRW	9,006,060,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(49,942)

26

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,199,631	KRW	10,254,828,159	JPMorgan Chase Bank, N.A.	1/14/19	$—	$(56,867)
USD	50,307,274	KRW	55,730,398,000	Nomura International PLC	1/14/19	2,355	—
MAD	97,450,000	USD	10,000,000	Société Générale	1/16/19	190,908	—
USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	—	(14,949)
USD	23,029,553	EUR	19,423,240	Standard Chartered Bank	1/17/19	11,141	—
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	6,894	—
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	—	(5,684)
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(338,028)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(348,328)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(189,941)
USD	10,313,076	MYR	42,000,000	Deutsche Bank AG	1/24/19	—	(10,490)
USD	6,966,761	MYR	28,400,000	JPMorgan Chase Bank, N.A.	1/24/19	—	(13,936)
USD	10,287,058	MYR	42,000,000	JPMorgan Chase Bank, N.A.	1/25/19	—	(36,130)
USD	10,475,324	MYR	42,600,000	Standard Chartered Bank	1/25/19	4,662	—
USD	10,478,528	MYR	42,700,000	Standard Chartered Bank	1/25/19	—	(16,713)
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(222,698)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(285,587)
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(3,444,467)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(3,440,665)
USD	3,978,102	KZT	1,362,500,000	Deutsche Bank AG	1/28/19	188,444	—
USD	1,482,365	KZT	507,710,000	Deutsche Bank AG	1/28/19	70,220	—
USD	15,744,954	TRY	65,656,459	Deutsche Bank AG	1/28/19	3,436,912	—
USD	15,763,746	TRY	65,656,000	Standard Chartered Bank	1/28/19	3,455,789	—
USD	27,915,525	KRW	30,963,900,000	JPMorgan Chase Bank, N.A.	1/30/19	—	(51,168)
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(56,858)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(309,432)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(653,306)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(135,152)
UGX	2,576,770,000	USD	629,248	Citibank, N.A.	2/11/19	43,747	—
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(19,184)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(31,452)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(25,479)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,473,508)
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(187,386)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(245,539)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(175,596)
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(174,512)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(38,289)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(159,142)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,205,897)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,215,157)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(715,277)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(198,305)
TWD	386,780,000	USD	13,360,276	Goldman Sachs International	4/24/19	—	(457,339)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(192,542)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	817,531	—
TWD	302,000,000	USD	10,392,292	Citibank, N.A.	4/30/19	—	(313,036)
TWD	300,985,000	USD	10,359,146	Deutsche Bank AG	4/30/19	—	(313,766)
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	321,574	—
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	383,924	—
USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(16,414)
USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(12,083)
USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(12,977)

27

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	$—	$(37,703)
USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(43,993)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(607,949)
USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(11,279)
USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(17,900)
USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(32,935)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(65,261)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(65,261)
USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	—	(41,914)
USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(55,372)
USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(91,351)
USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(60,916)
USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(112,434)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(40,804)
USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(49,104)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(40,622)
USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(109,223)
USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(32,091)
USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(33,168)
USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(139,475)
USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(35,424)
USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(65,853)
CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	76,062	—
CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	—	(7,276)
CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	—	(107,763)
USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	447,644	—
USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	668,550	—
USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	440,697	—
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,103,600)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,008,794)
USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(105,759)
USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(83,532)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(491,059)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(92,774)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(103,197)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,282,598)
USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	242,864	—
USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	265,577	—
USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	110,168	—
USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	285,475	—
USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	281,189	—
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	809,838	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(2,996,953)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	641,236	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(526,599)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(580,984)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(121,247)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(137,009)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(71,998)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(122,626)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(110,354)

28

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	$—	$(132,260)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(72,442)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(47,510)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(104,522)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(119,382)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(50,653)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(37,342)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(128,437)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(38,165)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(52,336)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(3,333,424)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(4,510,519)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(6,277,740)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,294,834)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,392,473)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(77,193)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	9,249,489	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,864,059	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,885,593)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(3,346,348)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,901,043)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(105,728)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(135,746)
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	2,590,392	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	4,808,554	—
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(4,790,940)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(5,002,465)
USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	3,381,140	—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	3,270,725	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(70,559)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(31,354)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(65,120)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(43,258)
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(4,146)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(29,496)

						$117,068,682	$(95,495,956)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	275	Short	Sep-18	$(11,322,189)	$(147,589)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	150	Short	Sep-18	(14,469,141)	1,172
10-Year USD Deliverable Interest Rate Swap	1,468	Short	Sep-18	(139,460,000)	(183,500)

29

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CME 90-Day Eurodollar	6,138	Long	Dec-18	$1,493,375,400	$(3,038,674)
CME 90-Day Eurodollar	6,138	Short	Dec-19	(1,487,544,300)	4,374,773
Japan 10-Year Bond	75	Short	Sep-18	(101,075,437)	(53,660)
U.S. 2-Year Treasury Note	503	Short	Sep-18	(106,321,625)	251,500
U.S. 5-Year Treasury Note	898	Short	Sep-18	(101,586,250)	729,625

					$1,933,647

CME: Chicago Mercantile Exchange

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within Eurozone nations.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$331,221
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	291,454
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	244,797
LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	176,432
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(541,938)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(530,209)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(442,771)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(239,741)
LCH.Clearnet	EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(31,344)
LCH.Clearnet	USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	289,527
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	496,723

30

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	$473,152
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	467,924
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	318,433

								$1,303,660

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	24,814	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	$(46,170)
CME Group, Inc.	BRL	34,974	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(155,879)
CME Group, Inc.	BRL	73,029	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	(162,507)
CME Group, Inc.	BRL	78,160	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/20	(171,677)
CME Group, Inc.	BRL	78,861	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.95% (pays upon termination)	1/2/20	(371,496)
CME Group, Inc.	BRL	79,404	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(88,457)
CME Group, Inc.	BRL	84,273	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.73% (pays upon termination)	1/2/20	(7,781)
CME Group, Inc.	BRL	89,323	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(353,528)
CME Group, Inc.	BRL	90,349	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(452,751)
CME Group, Inc.	BRL	143,602	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/2/20	(491,909)
CME Group, Inc.	BRL	146,733	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(431,087)

31

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	149,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	$(618,398)
CME Group, Inc.	BRL	159,338	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(366,347)
CME Group, Inc.	BRL	159,400	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	62,818
CME Group, Inc.	BRL	184,976	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(498,387)
CME Group, Inc.	BRL	8,412	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	90,902
CME Group, Inc.	BRL	11,664	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	144,197
CME Group, Inc.	BRL	29,884	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	330,314
CME Group, Inc.	BRL	30,214	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	400,523
CME Group, Inc.	BRL	38,634	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	(253,452)
CME Group, Inc.	BRL	39,705	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	(268,002)
CME Group, Inc.	BRL	43,940	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(273,025)
CME Group, Inc.	BRL	49,989	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	568,935
CME Group, Inc.	BRL	58,320	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	402,239
CME Group, Inc.	BRL	81,009	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	(567,252)
CME Group, Inc.	BRL	84,581	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(627,696)
CME Group, Inc.	BRL	118,158	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(862,523)
CME Group, Inc.	MXN	2,288,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(856,060)

32

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	2,250,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	$(819,171)
CME Group, Inc.	MXN	2,675,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	(594,287)
CME Group, Inc.	MXN	568,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	884,838
CME Group, Inc.	MXN	572,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	890,211
CME Group, Inc.	MXN	745,680	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	819,316
LCH.Clearnet	CAD	25,220	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	172,221
LCH.Clearnet	CAD	30,777	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	152,910
LCH.Clearnet	CAD	12,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	30,453
LCH.Clearnet	CAD	17,582	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	12,265
LCH.Clearnet	CZK	1,946,120	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(198,938)
LCH.Clearnet	CZK	1,732,850	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(87,848)
LCH.Clearnet	CZK	1,728,656	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	(54,126)
LCH.Clearnet	CZK	826,440	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	269,752
LCH.Clearnet	CZK	677,140	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	142,161
LCH.Clearnet	CZK	677,020	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	128,801
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09%) (pays annually)	3/25/20	(235,049)
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09%) (pays annually)	3/25/20	(238,224)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	3/26/20	(62,860)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	3/27/20	(59,933)
LCH.Clearnet(1)	EUR	58,368	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10%) (pays annually)	3/27/20	(64,385)
LCH.Clearnet(1)	EUR	114,975	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	3/29/20	(111,249)

33

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	173,929	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12%) (pays annually)	4/3/20	$(147,114)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	4/5/20	(55,911)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	4/6/20	(54,669)
LCH.Clearnet(1)	EUR	354,268	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09%) (pays annually)	4/15/20	(383,475)
LCH.Clearnet	EUR	127,902	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(1,179,221)
LCH.Clearnet	EUR	135,560	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	1,980,199
LCH.Clearnet	EUR	32,790	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(2)	3/21/23	(389,239)
LCH.Clearnet	EUR	650	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.45% (pays annually)	5/16/23	(6,620)
LCH.Clearnet	EUR	9,529	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.43% (pays annually)	5/22/23	(32,894)
LCH.Clearnet	EUR	871	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	(6,835)
LCH.Clearnet	EUR	28,200	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(1,189,905)
LCH.Clearnet	EUR	1,595	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	11,126
LCH.Clearnet	EUR	4,466	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	16,743
LCH.Clearnet	EUR	9,793	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.60% (pays annually)	5/18/48	(262,137)
LCH.Clearnet	EUR	400	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.59% (pays annually)	5/24/48	(9,768)
LCH.Clearnet	EUR	4,778	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.54% (pays annually)	5/29/48	(43,196)
LCH.Clearnet	EUR	950	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.46% (pays annually)	5/31/48	12,851

34

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	945	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.50% (pays annually)	6/4/48	$2,386
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(45,195)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(221,603)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(182,946)
LCH.Clearnet	HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	199,532
LCH.Clearnet	HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	186,400
LCH.Clearnet	HUF	4,931,197	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	200,007
LCH.Clearnet	HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	304,368
LCH.Clearnet	HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	169,698
LCH.Clearnet	HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(32,132)
LCH.Clearnet	HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(12,311)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	486,460
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	151,827
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	76,849
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	80,290
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	228,509
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	24,984
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	106,602
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	151,908
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	64,194
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	170,164
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	93,012
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	27,836
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	39,612
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	50,719
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	118,132

35

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	$102,448
LCH.Clearnet	HUF	1,030,149	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	121,227
LCH.Clearnet	HUF	2,083,417	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	288,663
LCH.Clearnet	HUF	1,050,752	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	118,874
LCH.Clearnet	HUF	2,013,812	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	205,402
LCH.Clearnet	HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(46,594)
LCH.Clearnet	HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(244,577)
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	205,811
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	215,898
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	102,588
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	91,154
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(58,737)
LCH.Clearnet	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(97,810)
LCH.Clearnet	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(155,839)
LCH.Clearnet	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(165,741)
LCH.Clearnet	NZD	32,240	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(432,954)
LCH.Clearnet	NZD	44,340	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(591,839)
LCH.Clearnet	NZD	80,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	$(1,042,173)
LCH.Clearnet	NZD	91,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(1,131,018)
LCH.Clearnet	NZD	35,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(445,973)
LCH.Clearnet	NZD	35,680	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(452,744)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(883,292)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(550,215)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(591,467)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(419,613)

36

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	$(1,017,672)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(252,286)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(257,832)
LCH.Clearnet	NZD	58,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(445,717)
LCH.Clearnet	NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(393,605)
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	209,920
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	544,708
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	537,872
LCH.Clearnet	PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	289,428
LCH.Clearnet	PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	253,344
LCH.Clearnet	PLN	68,374	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	256,444
LCH.Clearnet	PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	67,655
LCH.Clearnet	PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	16,890
LCH.Clearnet	PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	8,528
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(539,938)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(263,428)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(85,089)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(293,505)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(29,784)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(37,170)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(60,369)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(53,546)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(67,179)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(47,642)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(128,787)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(54,861)

37

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$(14,915)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(23,657)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(39,355)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(92,969)
LCH.Clearnet	PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	31,336
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	99,934
LCH.Clearnet	PLN	30,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	239,096
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	92,438
LCH.Clearnet	PLN	28,914	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	163,568
LCH.Clearnet	PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	68,068
LCH.Clearnet	PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	15,947
LCH.Clearnet	SGD	21,470	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.27% (pays semi-annually)	6/4/23	49,119
LCH.Clearnet	USD	3,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(2)	9/20/19	26,932
LCH.Clearnet	USD	2,100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	15,617
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)	7/31/20	(179,842)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(341,274)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(426,687)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(407,914)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(498,849)
LCH.Clearnet	USD	22,156	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(468,153)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(495,620)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(831,721)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(278,039)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(578,548)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(621,841)

38

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	$(37,337)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(339,715)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(340,437)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(395,100)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(795,335)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(378,290)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(472,089)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(393,733)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(367,463)
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	1,015,443
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	1,509,866
LCH.Clearnet	USD	475	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	1,581
LCH.Clearnet	USD	2,840	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	3,397
LCH.Clearnet	USD	208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	562
LCH.Clearnet	USD	1,751	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	4,728
LCH.Clearnet	USD	3,370	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	6/22/23	3,452
LCH.Clearnet	USD	6,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/27/23	23,896
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(482,188)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(657,825)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(926,740)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(929,594)
LCH.Clearnet	USD	2,531	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(226,615)
LCH.Clearnet	USD	5,063	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(478,725)
LCH.Clearnet	USD	3,810	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(351,547)
LCH.Clearnet	USD	83,779	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	5,153,398
LCH.Clearnet	USD	800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	7,192

39

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	$10,219
LCH.Clearnet	USD	848		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	2,821
LCH.Clearnet	USD	6,300		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/10/28	(33,910)
LCH.Clearnet	USD	15,626		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	5/29/28	4,202
LCH.Clearnet	USD	2,559		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/5/28	26,518
LCH.Clearnet	USD	3,191		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/5/28	20,139
LCH.Clearnet	USD	2,258		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.96% (pays semi-annually)	6/7/28	9,470
LCH.Clearnet	USD	2,000		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	6/14/28	(1,228)
LCH.Clearnet	USD	600		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/27/28	3,880
LCH.Clearnet(1)	USD	18,629		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	7/3/38	142,291
LCH.Clearnet(1)	USD	2,895		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/5/38	24,478
LCH.Clearnet(1)	USD	2,895		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	18,983
LCH.Clearnet(1)	USD	3,763		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	24,793
LCH.Clearnet(1)	USD	4,052		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/6/38	33,736
LCH.Clearnet(1)	USD	6,233		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.97% (pays semi-annually)	7/7/38	57,398
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(2)	6/15/46	28
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	2,013,347
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	(2,173,880)
LCH.Clearnet	USD	4,643		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	75,898
LCH.Clearnet	USD	4,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	92,225
LCH.Clearnet	USD	1,325		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/17/48	(22,380)
LCH.Clearnet	USD	3,102		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(49,566)
LCH.Clearnet	USD	3,420		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(56,469)
LCH.Clearnet	USD	1,344		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/29/48	4,254
LCH.Clearnet	USD	2,000		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.97% (pays semi-annually)	6/22/48	26,297

								$(16,043,506)

40

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$298,833
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	125,334
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	135,867
Citibank, N.A.	MYR	61,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(1,033)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(688,630)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	111,471
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	(392)
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(26,795)
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(24,886)
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(75,400)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(546,812)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(1,070,355)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	152,217
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	70,361

41

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	$68,477
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	112,380
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	496,294
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	31,644
JPMorgan Chase Bank, N.A.	MYR	35,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	16,117
Standard Chartered Bank	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	19,418
Standard Chartered Bank	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(243)

							$(796,133)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Turkey	ICE Clear Credit	$2,160	1.00% (pays quarterly)(1)	6/20/20	2.56%	$(58,174)	$50,924	$(7,250)

Total		$2,160				$(58,174)	$50,924	$(7,250)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit	$40,475	1.00% (pays quarterly)(1)	6/20/23	$(998,100)	$894,819	$(103,281)
Chile	ICE Clear Credit	9,966	1.00% (pays quarterly)(1)	6/20/23	(245,758)	210,358	(35,400)
Chile	ICE Clear Credit	3,691	1.00% (pays quarterly)(1)	6/20/23	(91,016)	80,472	(10,544)
Colombia	ICE Clear Credit	56,263	1.00% (pays quarterly)(1)	6/20/23	79,968	(200,191)	(120,223)
Colombia	ICE Clear Credit	30,007	1.00% (pays quarterly)(1)	6/20/23	42,650	(128,593)	(85,943)
France	ICE Clear Credit	15,573	0.25% (pays quarterly)(1)	12/20/24	81,499	(18,119)	63,380
France	ICE Clear Credit	139,667	0.25% (pays quarterly)(1)	6/20/28	2,860,566	(1,718,812)	1,141,754

42

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Malaysia	ICE Clear Credit	$350,000	1.00% (pays quarterly)(1)	6/20/23	$(3,065,533)	$4,064,519	$998,986
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	3,000	1.00% (pays quarterly)(1)	6/20/23	86,584	(56,853)	29,731
Mexico	ICE Clear Credit	117,903	1.00% (pays quarterly)(1)	6/20/23	621,978	(2,078,497)	(1,456,519)
Mexico	ICE Clear Credit	43,350	1.00% (pays quarterly)(1)	6/20/23	228,686	(389,384)	(160,698)
Qatar	ICE Clear Credit	119,079	1.00% (pays quarterly)(1)	12/20/22	(1,354,122)	5,568	(1,348,554)
Russia	ICE Clear Credit	6,200	1.00% (pays quarterly)(1)	6/20/23	79,641	(49,467)	30,174
Russia	ICE Clear Credit	58,591	1.00% (pays quarterly)(1)	6/20/23	752,621	(605,370)	147,251
Russia	ICE Clear Credit	29,296	1.00% (pays quarterly)(1)	6/20/23	376,317	(323,587)	52,730
Russia	ICE Clear Credit	24,022	1.00% (pays quarterly)(1)	6/20/23	308,570	(257,913)	50,657
Russia	ICE Clear Credit	19,895	1.00% (pays quarterly)(1)	6/20/23	255,558	(220,600)	34,958

Total					$20,109	$(791,650)	$(771,541)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$26,097	5.00% (pays quarterly)(1)	6/20/23	4.18%	$1,031,906	$(2,533,248)	$(1,501,342)
Argentina	Goldman Sachs International	26,097	5.00% (pays quarterly)(1)	6/20/23	4.18	1,031,906	(2,627,199)	(1,595,293)
Poland	Barclays Bank PLC	10,720	1.00% (pays quarterly)(1)	6/20/21	0.35	206,528	14,773	221,301
Poland	BNP Paribas	11,790	1.00% (pays quarterly)(1)	6/20/21	0.35	227,142	14,220	241,362
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	2.56	(632,910)	549,320	(83,590)
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	2.56	(269,323)	207,236	(62,087)
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	2.64	(1,039,069)	1,066,798	27,729

43

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	2.56%	$(269,323)	$222,374	$(46,949)
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	2.56	(673,308)	512,087	(161,221)
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	2.56	(72,987)	64,350	(8,637)
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	2.56	(185,833)	145,590	(40,243)

Total		$185,114				$(645,271)	$(2,363,699)	$(3,008,970)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$6,320	1.00% (pays quarterly)(1)	9/20/18	$(15,065)	$(1,640)	$(16,705)
Colombia	Goldman Sachs International	73,700	1.00% (pays quarterly)(1)	6/20/28	4,851,180	(4,898,383)	(47,203)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(57,687)	(106,619)	(164,306)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(57,687)	(106,745)	(164,432)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(57,687)	(109,714)	(167,401)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(115,374)	(213,052)	(328,426)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(19,144)	(40,565)	(59,709)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(29,865)	(56,676)	(86,541)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(35,225)	(64,234)	(99,459)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(79,767)	(168,787)	(248,554)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(21,186)	(38,960)	(60,146)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(54,369)	(104,506)	(158,875)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(127,627)	(257,529)	(385,156)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(2,365)	(4,551)	(6,916)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(14,143)	(27,868)	(42,011)

44

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	$(19,009)	$(26,527)	$(45,536)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(28,205)	(53,527)	(81,732)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(43,521)	(82,676)	(126,197)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(24,043)	(47,534)	(71,577)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	103,691	(95,176)	8,515
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	1,139	(1,099)	40
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	116,226	(94,857)	21,369
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	104,831	(96,679)	8,152
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	103,691	(95,757)	7,934
Lebanon	Bank of America, N.A.	2,330	1.00% (pays quarterly)(1)	6/20/22	365,065	(261,416)	103,649
Lebanon	Bank of America, N.A.	3,150	1.00% (pays quarterly)(1)	12/20/22	553,425	(406,748)	146,677
Lebanon	Barclays Bank PLC	4,100	1.00% (pays quarterly)(1)	12/20/22	720,330	(522,356)	197,974
Lebanon	Goldman Sachs International	7,552	5.00% (pays quarterly)(1)	12/20/18	(60,109)	32,925	(27,184)
Lebanon	Goldman Sachs International	6,999	5.00% (pays quarterly)(1)	12/20/18	(55,707)	28,223	(27,484)
Malaysia	BNP Paribas	14,095	1.00% (pays quarterly)(1)	6/20/23	(123,453)	170,119	46,666
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	710,234	(809,442)	(99,208)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	810,720	(788,499)	22,221
Poland	Bank of America, N.A.	7,120	1.00% (pays quarterly)(1)	9/20/19	(70,820)	27,167	(43,653)
Poland	Barclays Bank PLC	8,680	1.00% (pays quarterly)(1)	9/20/18	(20,360)	5,697	(14,663)
Poland	Barclays Bank PLC	4,360	1.00% (pays quarterly)(1)	9/20/19	(43,367)	17,597	(25,770)
Poland	Barclays Bank PLC	15,000	1.00% (pays quarterly)(1)	9/20/19	(149,200)	60,553	(88,647)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(13,567)	7,622	(5,945)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(13,567)	7,181	(6,386)

45

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	13,218	1.00% (pays quarterly)(1)	12/20/18	$(57,005)	$16,735	$(40,270)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(23,221)	7,423	(15,798)
Qatar	Barclays Bank PLC	6,400	1.00% (pays quarterly)(1)	9/20/23	(42,372)	15,891	(26,481)
Qatar	Barclays Bank PLC	15,980	1.00% (pays quarterly)(1)	9/20/23	(105,798)	7,084	(98,714)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(13,590)	5,397	(8,193)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(51,172)	26,596	(24,576)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(13,590)	5,086	(8,504)
Qatar	Deutsche Bank AG	3,920	1.00% (pays quarterly)(1)	6/20/19	(31,100)	11,639	(19,461)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(13,443)	4,975	(8,468)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(26,765)	8,338	(18,427)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(145)	(60)	(205)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(24,109)	(18,726)	(42,835)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(141,461)	(74,745)	(216,206)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(16,967)	(6,811)	(23,778)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	4,302	1,624	5,926
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(11,183)	3,906	(7,277)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(12,932)	7,275	(5,657)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(15,867)	5,765	(10,102)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(26,054)	10,904	(15,150)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(8,433)	2,693	(5,740)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(21,143)	6,966	(14,177)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	13,394	20,241	33,635
Qatar	UBS AG	9,246	1.00% (pays quarterly)(1)	12/20/23	(42,399)	(17,248)	(59,647)

46

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	$(480,063)	$191,629	$(288,434)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	344,529	(499,054)	(154,525)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	445,748	(676,249)	(230,501)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	626,572	(858,325)	(231,753)
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	425,847	(812,860)	(387,013)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	325,270	(617,052)	(291,782)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	362,505	(690,648)	(328,143)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	228,759	(422,376)	(193,617)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	206,978	(341,788)	(134,810)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	188,350	(298,682)	(110,332)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	182,364	(296,370)	(114,006)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(80,420)	—	(80,420)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(38,751)	—	(38,751)

Total					$9,145,048	$(14,495,865)	$(5,350,817)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $187,274,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	9/13/18	$(493,160)

47

Counterparty	Notional Amount (000’s omitted)†	Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	134,600	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	9/17/18	$74,046
Citibank, N.A.	67,300	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	9/17/18	(92,000)
Citibank, N.A.	67,300	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 3-month USD-LIBOR-BBA (pays upon termination)	9/17/18	(1,688)

					$(512,802)

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate
CMT	-	Constant Maturity Treasury
COF	-	Cost of Funds 11th District
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ALL	-	Albanian Lek
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee
MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
QAR	-	Qatari Riyal
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso

48

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2018 were $37,569,210 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$74,046	$(93,688)

Total		$74,046	$(93,688)

Credit	Credit Default Swaps	$14,292,632	$(5,792,855)
Credit	Credit Default Swaps (Centrally Cleared)	5,774,638	(5,812,703)

Total		$20,067,270	$(11,605,558)

Equity Price	Futures Contracts*	$—	$(147,589)
Equity Price	Purchased Options	5,378,321	—
Equity Price	Total Return Swaps	—	(493,160)

Total		$5,378,321	$(640,749)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$117,068,682	$(95,495,956)
Foreign Exchange	Purchased Currency Options	22,783,219	—
Foreign Exchange	Written Currency Options	—	(526,535)

Total		$139,851,901	$(96,022,491)

49

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Futures Contracts*	$5,357,070	$(3,275,834)
Interest Rate	Inflation Swaps (Centrally Cleared)	3,089,663	(1,786,003)
Interest Rate	Interest Rate Swaps	1,638,413	(2,434,546)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	25,210,665	(41,254,171)
Interest Rate	Purchased Interest Rate Swaptions	18,173,727	—

Total		$53,469,538	$(48,750,554)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	7/24/18	On Demand	(1)	2.10%	AUD 48,081,338	$35,734,469	$35,447,433
Nomura International PLC	6/26/18	On Demand	(1)	2.35%	AUD 13,666,590	10,176,788	10,403,192

Total						$45,911,257	$45,850,625

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

At July 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,438,904,013	$—	$2,438,904,013
Foreign Corporate Bonds	—	78,504,090	9,917,689	88,421,779
Sovereign Loans (Less Unfunded Loan Commitments)	—	121,724,376	—	121,724,376
Credit Linked Notes	—	2,115,750	—	2,115,750
Corporate Bonds & Notes	—	522,843	—	522,843
Asset-Backed Securities	—	41,238,315	—	41,238,315
Collateralized Mortgage Obligations	—	154,731,387	—	154,731,387
Mortgage Pass-Throughs	—	335,277,927	—	335,277,927
U.S. Treasury Obligations	—	96,285,336	—	96,285,336
Small Business Administration Loans (Interest Only)	—	39,551,213	—	39,551,213
Common Stocks
Iceland	70,806,525	—	—	70,806,525
Other Countries**	—	115,220,313 ***	—	115,220,313
Short-Term Investments
Foreign Government Securities	—	610,089,728	—	610,089,728
U.S. Treasury Obligations	—	497,881,611	—	497,881,611
Repurchase Agreements	—	4,269,300	—	4,269,300
Other	—	504,559,314	—	504,559,314
Purchased Currency Options	—	22,783,219	—	22,783,219
Purchased Call Options	—	5,378,321	—	5,378,321
Purchased Interest Rate Swaptions	—	18,173,727	—	18,173,727
Total Investments	$70,806,525	$5,087,210,783	$9,917,689	$5,167,934,997
Forward Foreign Currency Exchange Contracts	$—	$117,068,682	$—	$117,068,682
Futures Contracts	5,357,070	—	—	5,357,070
Swap Contracts	—	50,080,057	—	50,080,057
Total	$76,163,595	$5,254,359,522	$9,917,689	$5,340,440,806

Liability Description
Securities Sold Short	$—	$(3,983,992)	$—	$(3,983,992)
Written Currency Options	—	(526,535)	—	(526,535)
Forward Foreign Currency Exchange Contracts	—	(95,495,956)	—	(95,495,956)
Futures Contracts	(3,275,834)	(147,589)	—	(3,423,423)
Swap Contracts	—	(57,667,126)	—	(57,667,126)
Total	$(3,275,834)	$(157,821,198)	$—	$(161,097,032)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

***

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

51

Eaton Vance

Government Opportunities Fund

July 31, 2018 (Unaudited)

Eaton Vance Government Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $310,995,279 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 44.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$54	$57,925
Series 1822, Class Z, 6.90%, 3/15/26	312	338,890
Series 1829, Class ZB, 6.50%, 3/15/26	83	88,173
Series 1896, Class Z, 6.00%, 9/15/26	137	145,869
Series 2075, Class PH, 6.50%, 8/15/28	73	79,302
Series 2091, Class ZC, 6.00%, 11/15/28	243	261,346
Series 2102, Class Z, 6.00%, 12/15/28	65	70,259
Series 2115, Class K, 6.00%, 1/15/29	553	590,793
Series 2142, Class Z, 6.50%, 4/15/29	159	174,603
Series 2245, Class A, 8.00%, 8/15/27	2,326	2,623,884
Series 4039, Class ME, 2.00%, 12/15/40	694	673,211
Series 4204, Class AF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,861,246
Series 4259, Class UE, 2.50%, 5/15/43	2,471	2,401,863
Series 4337, Class YT, 3.50%, 4/15/49	6,371	6,248,828
Series 4385, Class SC, 4.452%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(2)	95	73,762
Series 4407, Class LN, 4.445%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	119	103,148
Series 4495, Class JA, 3.50%, 5/15/45	1,458	1,432,995
Series 4584, Class PM, 3.00%, 5/15/46	3,120	3,042,483
Series 4639, Class KF, 3.392%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	8,143	8,259,262
Series 4746, Class CZ, 4.00%, 11/15/47	1,619	1,568,878
Series 4754, Class FJ, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	8,063	8,078,574
Series 4767, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	3,214	3,215,519
Series 4767, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	2,049	2,050,296
Series 4768, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	1,730	1,732,412
Series 4776, Class C, 4.50%, 3/15/43	5,802	5,986,406
Interest Only:(3)
Series 4520, Class PI, 4.00%, 8/15/45	5,732	916,201
Series 4676, Class DI, 4.00%, 7/15/44	6,427	1,054,765
Series 4749, Class IL, 4.00%, 12/15/47	4,752	1,127,418
Series 4756, Class KI, 4.00%, 1/15/48	5,131	1,156,214
Series 4767, Class IM, 4.00%, 5/15/45	4,841	805,373
Series 4768, Class IO, 4.00%, 3/15/48	3,876	919,950
Series 4772, Class PI, 4.00%, 1/15/48	5,373	1,269,338
Series 4791, Class JI, 4.00%, 5/15/48	10,839	2,578,695
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	3,433	3,096,694
Series 3435, Class PO, 0.00%, 4/15/38	3,300	2,792,545

		$67,877,120

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	$759	$789,018
Series 2018-DNA1, Class M2B, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	5,316	5,126,775

		$5,915,793

1

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$33	$34,108
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	958
Series G93-36, Class ZQ, 6.50%, 12/25/23	2,533	2,680,438
Series 1993-16, Class Z, 7.50%, 2/25/23	71	76,178
Series 1993-39, Class Z, 7.50%, 4/25/23	198	212,130
Series 1993-45, Class Z, 7.00%, 4/25/23	221	234,092
Series 1993-149, Class M, 7.00%, 8/25/23	80	85,651
Series 1993-178, Class PK, 6.50%, 9/25/23	189	200,100
Series 1994-40, Class Z, 6.50%, 3/25/24	214	226,777
Series 1994-42, Class K, 6.50%, 4/25/24	872	926,145
Series 1994-82, Class Z, 8.00%, 5/25/24	290	313,508
Series 2000-49, Class A, 8.00%, 3/18/27	272	302,038
Series 2001-81, Class HE, 6.50%, 1/25/32	528	584,377
Series 2002-1, Class G, 7.00%, 7/25/23	108	114,751
Series 2005-37, Class SU, 20.945%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(2)	227	255,261
Series 2012-35, Class GE, 3.00%, 5/25/40	2,253	2,235,226
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,741	3,003,182
Series 2013-52, Class MD, 1.25%, 6/25/43	3,098	2,769,337
Series 2013-122, Class ES, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,769,050
Series 2016-89, Class ZH, 3.00%, 12/25/46	2,415	2,236,556
Series 2017-75, Class Z, 3.00%, 9/25/57	4,207	3,685,367
Series 2017-76, Class Z, 3.00%, 10/25/57	1,891	1,704,984
Series 2017-110, Class Z, 3.00%, 2/25/57	1,384	1,264,668
Series 2018-14, Class TF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	4,060	4,056,283
Series 2018-18, Class QD, 4.50%, 5/25/45	4,931	5,097,787
Series 2018-50, Class MZ, 4.50%, 7/25/48	1,843	1,847,031
Interest Only:(3)
Series 417, Class C8, 4.00%, 2/25/43	9,991	1,986,573
Series 2018-21, Class IO, 3.00%, 4/25/48	15,047	3,009,147
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	2,497	2,158,778
Series 2014-17, Class PO, 0.00%, 4/25/44	3,180	2,500,128

		$45,570,609

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C07, Class 1M2, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	$379	$390,634
Series 2017-C07, Class 1M2C, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	2,555	2,575,165
Series 2018-C01, Class 1M2, 4.314%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	6,774	6,886,434

		$9,852,233

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$487,255
Series 2015-62, Class PQ, 3.00%, 5/20/45	972	934,892
Series 2016-129, Class ZC, 2.00%, 6/20/45	464	422,459
Series 2017-137, Class AF, 2.586%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	5,869	5,893,948

		$7,738,554

Total Collateralized Mortgage Obligations (identified cost $139,960,910)		$136,954,309

2

Mortgage Pass-Throughs — 41.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.866%, (COF + 1.25%), with maturity at 2035(5)	$3,178	$3,259,276
2.909%, (COF + 1.25%), with maturity at 2034(5)	810	831,995
3.784%, (1 yr. CMT + 2.23%), with maturity at 2036(5)	1,774	1,838,925
3.791%, (1 yr. CMT + 2.24%), with maturity at 2038(5)	1,766	1,855,586
4.50%, with various maturities to 2035	1,659	1,716,636
5.00%, with various maturities to 2018	41	41,536
5.50%, with various maturities to 2032	163	174,288
6.00%, with maturity at 2033	141	155,576
6.50%, with various maturities to 2033	4,308	4,674,191
6.87%, with maturity at 2024	41	43,584
7.00%, with various maturities to 2036	7,973	8,838,089
7.09%, with maturity at 2023	174	181,579
7.25%, with maturity at 2022	121	126,217
7.31%, with maturity at 2027	14	15,375
7.50%, with various maturities to 2035	7,826	8,809,970
7.78%, with maturity at 2022	20	20,635
7.85%, with maturity at 2020	5	5,298
8.00%, with various maturities to 2034	809	882,423
8.13%, with maturity at 2019	4	4,085
8.15%, with various maturities to 2021	25	25,014
8.50%, with various maturities to 2031	1,299	1,449,188
9.00%, with various maturities to 2027	109	113,798
9.50%, with various maturities to 2026	126	131,255
10.50%, with maturity at 2020	33	34,496

		$35,229,015

Federal National Mortgage Association:
2.064%, (COF + 1.25%), with various maturities to 2035(5)	$10,908	$11,005,717
2.066%, (COF + 1.25%), with various maturities to 2033(5)	1,187	1,197,178
2.098%, (COF + 1.25%), with maturity at 2035(5)	617	621,161
2.145%, (COF + 1.25%), with various maturities to 2044(5)	1,325	1,335,398
2.153%, (COF + 1.25%), with maturity at 2022(5)	131	131,623
2.324%, (COF + 1.25%), with maturity at 2037(5)	2,138	2,095,468
2.754%, (COF + 1.25%), with maturity at 2036(5)	473	463,829
3.129%, (COF + 2.38%), with maturity at 2027(5)	645	665,539
3.208%, (COF + 1.25%), with maturity at 2036(5)	401	397,448
3.51%, (COF + 1.25%), with maturity at 2034(5)	1,961	2,047,491
3.589%, (1 yr. CMT + 2.15%), with maturity at 2040(5)	585	611,838
3.703%, (COF + 1.25%), with maturity at 2035(5)	1,793	1,867,990
3.714%, (COF + 1.79%), with maturity at 2036(5)	6,858	7,241,359
3.853%, (COF + 1.25%), with maturity at 2036(5)	105	106,451
3.917%, (COF + 1.25%), with maturity at 2034(5)	1,765	1,836,524
4.002%, (COF + 1.74%), with maturity at 2035(5)	1,903	1,970,570
4.48%, (COF + 1.85%), with maturity at 2021(5)	82	83,509
4.759%, (COF + 1.87%), with maturity at 2034(5)	3,238	3,366,682
5.00%, with maturity at 2027	115	121,636

3

Security	Principal Amount (000’s omitted)		Value
5.50%, with maturity at 2030	$180		$189,913
6.00%, with various maturities to 2038	5,183		5,672,285
6.437%, with maturity at 2025(6)	68		72,594
6.50%, with various maturities to 2036	5,447		5,908,050
7.00%, with various maturities to 2036	19,265		21,590,985
7.50%, with various maturities to 2035	2,297		2,553,333
7.875%, with maturity at 2021	126		131,884
8.00%, with maturity at 2034	2,279		2,537,026
8.025%, with maturity at 2030(6)	5		5,262
8.25%, with maturity at 2025	60		63,455
8.33%, with maturity at 2020	32		32,649
8.399%, with maturity at 2021(6)	10		10,892
8.50%, with maturity at 2037	438		488,806
9.00%, with various maturities to 2026	53		57,711
9.409%, with maturity at 2025(6)	0	(7)	512
9.496%, with maturity at 2025(6)	4		3,783
9.499%, with maturity at 2021(6)	0	(7)	167
9.50%, with various maturities to 2030	84		89,403
9.524%, with maturity at 2021(6)	7		7,778
9.75%, with maturity at 2019	2		1,666
9.946%, with maturity at 2023(6)	5		4,978
10.017%, with maturity at 2020(6)	0	(7)	99
10.133%, with maturity at 2021(6)	1		606
11.00%, with maturity at 2020	0	(7)	133
11.055%, with maturity at 2021(6)	0	(7)	91

			$76,591,472

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(5)	$232		$235,990
4.50%, with maturity at 2047	6,180		6,432,853
5.00%, with various maturities to 2048	9,912		10,417,662
7.50%, with maturity at 2025	316		339,494
8.25%, with maturity at 2019	0	(7)	159
8.30%, with maturity at 2020	1		1,481
9.50%, with various maturities to 2025	115		122,445

			$17,550,084

Total Mortgage Pass-Throughs (identified cost $128,762,539)			$129,370,571

Small Business Administration Loans (Interest Only)(8) — 2.8%

Description	Principal Amount (000’s omitted)		Value
0.155%, 7/15/37	$206		$1,156
0.157%, 3/15/42 to 5/15/42	397		2,799
0.23%, 1/15/37 to 12/15/37	552		4,682
0.234%, 4/15/37 to 9/15/37	1,619		13,451
0.407%, 6/15/42 to 7/15/42	234		4,324
0.48%, 12/15/37	532		9,350
0.484%, 3/15/37 to 12/15/37	3,515		60,761
0.657%, 4/15/42 to 7/15/42	420		12,510

4

Description	Principal Amount (000’s omitted)	Value
0.73%, 11/15/37 to 1/15/38	$1,438	$38,796
0.734%, 3/15/37 to 10/15/42	1,501	41,557
0.807%, 10/15/37	164	4,828
0.907%, 5/15/42 to 7/15/42	916	37,866
0.984%, 9/15/37 to 11/15/37	3,444	124,037
1.234%, 8/15/37 to 12/15/37	2,701	121,909
1.609%, 5/15/42	3,278	234,259
1.855%, 12/15/42 to 1/15/43	7,062	599,345
1.859%, 9/15/42	3,411	286,331
1.886%, 11/15/42	1,563	134,116
2.105%, 12/15/42	505	48,655
2.109%, 10/15/42	3,709	355,595
2.355%, 11/15/42 to 1/15/43	11,077	1,198,737
2.359%, 9/15/42 to 1/15/43	2,283	246,053
2.605%, 12/15/42 to 1/15/43	6,448	775,694
2.855%, 11/15/42 to 2/15/43	18,043	2,394,890
2.859%, 7/15/42	3,106	403,034
3.105%, 12/15/42 to 1/15/43	10,480	1,510,328

Total Small Business Administration Loans (Interest Only) (identified cost $8,958,055)		$8,665,063

Asset-Backed Securities — 6.6%

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust:
Series 2018-SFR2, Class E, 4.072%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(9)	$3,000	$3,014,847
Series 2018-SFR3, Class E, 4.074%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(9)	3,000	3,011,439
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(9)	5,563	5,512,036
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 4.914%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(9)	9,000	9,116,305

Total Asset-Backed Securities (identified cost $20,562,468)		$20,654,627

Short-Term Investments — 4.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(10)	13,016,509	$13,016,509

Total Short-Term Investments (identified cost $13,016,711)		$13,016,509

5

Value
Total Investments — 99.2% (identified cost $311,260,683)	$308,661,079

Other Assets, Less Liabilities — 0.8%	$2,334,218

Net Assets — 100.0%	$310,995,297

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(7)	Principal amount is less than $500.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $20,654,627 or 6.6% of the Portfolio’s net assets.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $102,315.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	767	Long	Dec-18	$186,611,100	$(354,113)
CME 90-Day Eurodollar	767	Short	Dec-19	(185,882,450)	531,288

					$177,175

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

6

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $531,288 and $354,113, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$136,954,309	$—	$136,954,309
Mortgage Pass-Throughs	—	129,370,571	—	129,370,571
Small Business Administration Loans (Interest Only)	—	8,665,063	—	8,665,063
Asset-Backed Securities	—	20,654,627	—	20,654,627
Short-Term Investments	—	13,016,509	—	13,016,509
Total Investments	$—	$308,661,079	$—	$308,661,079
Futures Contracts	$531,288	$—	$—	$531,288
Total	$531,288	$308,661,079	$—	$309,192,367

Liability Description
Futures Contracts	$(354,113)	$—	$—	$(354,113)
Total	$(354,113)	$—	$—	$(354,113)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

7

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about October 5, 2018.

8

Eaton Vance

High Income Opportunities Fund

July 31, 2018 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $1,145,309,951 and the Fund owned 75.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(1)	398	$401,976
Bombardier, Inc., 6.00%, 10/15/22(1)	2,200	2,224,750
Bombardier, Inc., 6.125%, 1/15/23(1)	285	290,344
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,601,650
Bombardier, Inc., 7.50%, 3/15/25(1)	750	791,250
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,157,111
TransDigm, Inc., 6.375%, 6/15/26	1,435	1,445,763
TransDigm, Inc., 6.50%, 7/15/24	3,965	4,069,081
TransDigm, Inc., 6.50%, 5/15/25	440	450,032
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	1,585	1,628,587

		$19,060,544

Automotive & Auto Parts — 0.5%
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	$6,977,250
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	427,679

		$7,404,929

Banks & Thrifts — 0.7%
Ally Financial, Inc., 3.50%, 1/27/19	240	$240,480
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,369,875
CIT Group, Inc., 5.375%, 5/15/20	55	56,787
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,494,550
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,255,469

		$11,417,161

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	1,455	$1,374,248
Netflix, Inc., 4.875%, 4/15/28(1)	640	606,400
Netflix, Inc., 5.50%, 2/15/22	1,790	1,854,887
Netflix, Inc., 5.875%, 2/15/25	2,155	2,214,693
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	4,060,225
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,411,500
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,845,900
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,020,594

		$22,388,447

Building Materials — 0.9%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	851	$797,004
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	5,155	5,502,963
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	960	944,400
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,206,289
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	3,947,900

		$13,398,556

Cable/Satellite TV — 5.8%
Altice France S.A., 6.00%, 5/15/22(1)	12,200	$12,589,790
Altice France S.A., 7.375%, 5/1/26(1)	3,020	3,010,562

1

Security	Principal Amount* (000’s omitted)		Value
Altice France S.A., 8.125%, 2/1/27(1)		3,090	$3,159,525
Altice Luxembourg S.A., 7.75%, 5/15/22(1)		6,315	6,307,106
Altice US Finance I Corp., 5.375%, 7/15/23(1)		970	980,913
Altice US Finance I Corp., 5.50%, 5/15/26(1)		4,205	4,136,669
Cablevision Systems Corp., 5.875%, 9/15/22		3,710	3,728,550
Cablevision Systems Corp., 8.00%, 4/15/20		5,451	5,731,999
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,783,669
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,165	2,190,709
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,797,175
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,010	2,035,125
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,716,280
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,171,800
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)		235	235,996
CSC Holdings, LLC, 5.25%, 6/1/24		385	371,525
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,245,900
CSC Holdings, LLC, 10.125%, 1/15/23(1)		2,475	2,728,687
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,489,575
DISH DBS Corp., 5.875%, 7/15/22		1,970	1,849,338
DISH DBS Corp., 5.875%, 11/15/24		420	351,750
DISH DBS Corp., 6.75%, 6/1/21		685	691,850
DISH DBS Corp., 7.75%, 7/1/26		1,395	1,224,113
UPC Holding B.V., 5.50%, 1/15/28(1)		3,875	3,565,000
Virgin Media Finance PLC, 5.75%, 1/15/25(1)		1,930	1,819,025
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	2,463,187
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,125,600
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		990	930,600
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		1,885	1,729,488

			$88,161,506

Capital Goods — 1.3%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,479	$2,522,383
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)		545	564,756
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		7,140	6,406,008
Wabash National Corp., 5.50%, 10/1/25(1)		2,215	2,104,250
Welbilt, Inc., 9.50%, 2/15/24		7,515	8,247,712

			$19,845,109

Chemicals — 2.4%
Chemours Co. (The), 4.00%, 5/15/26	EUR	6,000	$7,095,276
Chemours Co. (The), 7.00%, 5/15/25		2,330	2,504,750
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,850	2,739,562
OCI N.V., 5.00%, 4/15/23(4)	EUR	2,000	2,468,252
Olin Corp., 5.00%, 2/1/30		1,625	1,541,719
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		4,125	4,243,594
PQ Corp., 6.75%, 11/15/22(1)		900	948,375
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,137,600
Tronox, Inc., 6.50%, 4/15/26(1)		3,195	3,187,012
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,768,238
Valvoline, Inc., 5.50%, 7/15/24		835	845,438
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,697,250
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,849,287
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,315,400
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	553,219

			$35,894,972

2

Security	Principal Amount* (000’s omitted)		Value
Consumer Products — 1.1%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$1,001,525
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,559,272
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)		3,482	3,587,505
Spectrum Brands, Inc., 4.00%, 10/1/26(1)	EUR	1,000	1,165,631
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,283,187

			$16,597,120

Containers — 2.0%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(5)	EUR	2,585	$3,130,380
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(5)		2,135	2,169,694
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(5)		5,501	5,528,278
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	817,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,588,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		4,405	4,608,731
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,816,462
BWAY Holding Co., 5.50%, 4/15/24(1)		750	734,063
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26		1,415	1,283,674
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)		1,695	1,597,537
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,195	3,254,906
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,024,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	258,869
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		643	650,059
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		565	573,122

			$31,036,925

Diversified Financial Services — 2.3%
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	$2,399,625
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,004,312
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		3,825	3,908,653
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		1,740	1,753,050
MSCI, Inc., 5.75%, 8/15/25(1)		1,275	1,335,563
Navient Corp., 5.50%, 1/15/19		2,490	2,516,768
Navient Corp., 6.75%, 6/15/26		2,890	2,853,875
Navient Corp., 7.25%, 1/25/22		45	47,250
Navient Corp., 8.00%, 3/25/20		6,065	6,413,737
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		6,390	6,413,962
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)		2,855	2,826,450

			$34,473,245

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		1,095	$1,119,835
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,125	2,178,125
MDC Partners, Inc., 6.50%, 5/1/24(1)		6,162	5,468,775

			$8,766,735

Energy — 14.3%
Aker BP ASA, 5.875%, 3/31/25(1)		1,460	$1,501,975
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		1,850	1,799,125
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		590	584,100
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		1,465	1,563,316
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		1,415	1,427,381
Antero Resources Corp., 5.375%, 11/1/21		5,575	5,672,562
Antero Resources Corp., 5.625%, 6/1/23		490	502,250

3

Security	Principal Amount* (000’s omitted)	Value
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	$3,229,050
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,557,650
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,421,675
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	3,320	3,506,750
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,594,947
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	600,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	643,720
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,729,575
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	4,413	4,534,357
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,770	1,891,688
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,051,650
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,618,269
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,205,000
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	2,948,656
Energy Transfer Equity, L.P., 5.875%, 1/15/24	975	1,016,438
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,904,600
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,547,481
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,400,825
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,872,675
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,051,475
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	5,366,156
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,318,750
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,907,050
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,227,050
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	5,695,325
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,198,540
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	640	630,400
Matador Resources Co., 6.875%, 4/15/23	3,970	4,183,387
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	4,218,412
Nabors Industries, Inc., 4.625%, 9/15/21	565	557,938
Nabors Industries, Inc., 5.75%, 2/1/25(1)	3,700	3,515,000
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,616,400
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,514,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	784,875
Oasis Petroleum, Inc., 6.875%, 3/15/22	852	870,105
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,734,844
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,297,638
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,625,000
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,044,725
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,059,737
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	6,013,975
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,155	2,268,138
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,347,675
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,017,000
Precision Drilling Corp., 6.50%, 12/15/21	256	262,215
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,126,481
Precision Drilling Corp., 7.75%, 12/15/23	195	207,188
QEP Resources, Inc., 5.625%, 3/1/26	3,210	3,101,662
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,197,988
SESI, LLC, 7.75%, 9/15/24	495	512,325
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,715,250
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,965,600

4

Security	Principal Amount* (000’s omitted)	Value
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	$6,092,125
SM Energy Co., 5.625%, 6/1/25	1,850	1,813,000
SM Energy Co., 6.50%, 1/1/23	2,820	2,876,400
SM Energy Co., 6.75%, 9/15/26	2,249	2,299,602
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,108,371
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	925	882,219
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	7,405	7,442,025
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,149,731
Tervita Escrow Corp., 7.625%, 12/1/21(1)	6,435	6,678,565
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,588,750
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,255	2,283,188
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	1,550	1,582,953
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,595	3,505,125
Weatherford International, Ltd., 8.25%, 6/15/23	755	751,225
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,800,300
Whiting Petroleum Corp., 5.75%, 3/15/21	500	511,250
Whiting Petroleum Corp., 6.625%, 1/15/26	4,550	4,717,781
WildHorse Resource Development Corp., 6.875%, 2/1/25	5,198	5,288,965
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	1,560	1,587,300
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,242,511
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,276,440
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,495	1,599,650

		$217,555,495

Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,544,450
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	487,500
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,906,734

		$5,938,684

Environmental — 1.3%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,044,250
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,235,575
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,514,860
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,919,681
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,472,410
Hulk Finance Corp., 7.00%, 6/1/26(1)	1,515	1,427,888
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,475	1,412,313
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	982,800

		$20,009,777

Food/Beverage/Tobacco — 1.5%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	$4,058,625
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,383,800
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,236,046
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,550,062
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,860	2,734,875
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,042,225
US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,185,000

		$22,190,633

Gaming — 3.8%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,134	$3,989,310
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,410,400
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	6,855	7,283,437

5

Security	Principal Amount* (000’s omitted)	Value
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	$854,440
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	564,713
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,616,030
International Game Technology PLC, 6.50%, 2/15/25(1)	720	764,143
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,230	7,853,587
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,909,233
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,969,475
MGM Resorts International, 5.75%, 6/15/25	3,105	3,146,731
MGM Resorts International, 6.625%, 12/15/21	1,275	1,361,917
MGM Resorts International, 7.75%, 3/15/22	2,585	2,837,037
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,726,331
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	4,830	4,986,975
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,970,800
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,774	1,217,310
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,249,821
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750	706,020
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	315,906

		$57,733,616

Health Care — 10.2%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	1,485	$1,491,965
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	4,055	3,910,034
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	710,644
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,987,615
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,755	6,123,320
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	3,040	3,106,880
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	3,632	3,739,144
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	3,845,456
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	1,420	1,514,075
Carriage Services, Inc., 6.625%, 6/1/26(1)	2,230	2,294,112
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,299,050
Centene Corp., 4.75%, 5/15/22	885	899,381
Centene Corp., 4.75%, 1/15/25	5,365	5,371,706
Centene Corp., 5.375%, 6/1/26(1)	5,880	6,034,350
Centene Corp., 6.125%, 2/15/24	3,740	3,945,700
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,192,625
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	4,175	3,903,625
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	860	870,483
Envision Healthcare Corp., 5.625%, 7/15/22	1,435	1,474,463
Envision Healthcare Corp., 6.25%, 12/1/24(1)	5,681	6,078,670
HCA, Inc., 5.00%, 3/15/24	1,435	1,460,113
HCA, Inc., 5.25%, 6/15/26	2,745	2,793,037
HCA, Inc., 5.875%, 2/15/26	12,010	12,445,362
HCA, Inc., 7.50%, 2/15/22	1,530	1,684,913
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,075,063
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,362,443
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,886,620
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	5,765	5,820,863
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,417,631
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	7,073,000

6

Security	Principal Amount* (000’s omitted)		Value
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		18,175	$18,856,562
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)		6,430	6,671,125
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		5,800	5,089,500
Teleflex, Inc., 4.625%, 11/15/27		2,310	2,208,937
Teleflex, Inc., 4.875%, 6/1/26		1,740	1,726,950
Teleflex, Inc., 5.25%, 6/15/24		845	874,575
Tenet Healthcare Corp., 6.00%, 10/1/20		2,885	3,007,612
Tenet Healthcare Corp., 6.75%, 6/15/23		2,105	2,144,890
Tenet Healthcare Corp., 7.50%, 1/1/22(1)		1,435	1,508,544
Tenet Healthcare Corp., 8.125%, 4/1/22		1,285	1,373,344
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26		675	574,027
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28		2,278	2,435,368
WellCare Health Plans, Inc., 5.25%, 4/1/25		6,970	7,030,987

			$155,314,764

Homebuilders/Real Estate — 1.4%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		4,925	$5,011,187
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		4,145	4,031,012
Mattamy Group Corp., 6.50%, 10/1/25(1)		2,880	2,822,400
Mattamy Group Corp., 6.875%, 12/15/23(1)		4,309	4,400,566
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19		1,860	1,871,086
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		2,565	2,558,588

			$20,694,839

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,115,350
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,072,675
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,285	1,288,213

			$9,476,238

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,856,800
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(4)	GBP	2,000	2,665,788
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(1)	GBP	3,100	4,131,972
Hub International, Ltd., 7.00%, 5/1/26(1)		5,270	5,302,937

			$16,957,497

Leisure — 0.9%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,905	$1,947,862
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	2,301,599
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		8,525	8,397,125
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,835,925

			$14,482,511

Metals/Mining — 4.5%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		2,115	$2,183,737
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,715,344
Constellium N.V., 4.25%, 2/15/26(1)	EUR	6,000	7,028,869
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,814,375
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,609,700
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		3,590	3,518,200
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,406,506
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,640,250
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		6,155	6,216,550
Freeport-McMoRan, Inc., 3.10%, 3/15/20		840	832,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,637,609

7

Security	Principal Amount* (000’s omitted)	Value
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	$2,201,887
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	2,455	2,550,131
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	818,125
New Gold, Inc., 6.25%, 11/15/22(1)	7,149	6,755,805
New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,373,313
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,345,150
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,401,950
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	3,270	3,392,625
Teck Resources, Ltd., 5.20%, 3/1/42	335	310,713
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,456,163
Teck Resources, Ltd., 6.00%, 8/15/40	745	756,175
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,771,040

		$67,736,867

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)	1,000	$975,000

		$975,000

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,208,156

		$3,208,156

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,883,475

		$7,883,475

Restaurants — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$820,225
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	1,680	1,680,000
Golden Nugget, Inc., 6.75%, 10/15/24(1)	6,740	6,740,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	4,500	4,680,000
IRB Holding Corp., 6.75%, 2/15/26(1)	2,360	2,247,900
Yum! Brands, Inc., 3.875%, 11/1/20	855	858,206

		$17,026,331

Retail — 1.4%
L Brands, Inc., 6.875%, 11/1/35	3,235	$2,806,363
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,187,025
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,114,850
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,108,138
Party City Holdings, Inc., 6.625%, 8/1/26(1)(6)	1,345	1,351,725
PVH Corp., 7.75%, 11/15/23	3,385	3,884,287
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,394,500

		$20,846,888

Services — 5.3%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	1,985	$2,039,588
Aramark Services, Inc., 5.125%, 1/15/24	3,695	3,736,569
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,150	2,276,313
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	718,463
Cloud Crane, LLC, 10.125%, 8/1/24(1)	4,253	4,603,872
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,132,200
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)	3,900	3,656,250
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,262,288
Gartner, Inc., 5.125%, 4/1/25(1)	1,025	1,036,681

8

Security	Principal Amount* (000’s omitted)		Value
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	$2,326,506
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,235,525
La Financiere Atalian S.A., 5.125%, 5/15/25(4)	EUR	3,705	4,266,948
Laureate Education, Inc., 8.25%, 5/1/25(1)		6,070	6,540,425
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		9,234	9,903,465
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		6,665	6,931,600
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		2,535	2,554,012
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		905	914,620
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,496,100
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,336,406
United Rentals North America, Inc., 4.625%, 7/15/23		2,000	2,012,500
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,267,712
West Corp., 8.50%, 10/15/25(1)		4,180	3,657,500

			$80,905,543

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21		970	$989,060
Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	3,951,969
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)		141	146,993
Steel Dynamics, Inc., 5.50%, 10/1/24		505	516,994

			$5,605,016

Technology — 6.3%
Camelot Finance S.A., 7.875%, 10/15/24(1)		2,465	$2,452,675
CommScope, Inc., 5.50%, 6/15/24(1)		2,500	2,534,375
CommScope Technologies, LLC, 5.00%, 3/15/27(1)		3,420	3,296,025
CommScope Technologies, LLC, 6.00%, 6/15/25(1)		4,350	4,502,250
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)		2,490	2,616,788
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		1,310	1,344,289
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)		5,905	6,244,613
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		4,005	4,306,282
EIG Investors Corp., 10.875%, 2/1/24		4,750	5,189,375
Entegris, Inc., 4.625%, 2/10/26(1)		2,150	2,047,875
First Data Corp., 5.00%, 1/15/24(1)		3,060	3,098,250
First Data Corp., 7.00%, 12/1/23(1)		6,395	6,706,756
Infor (US), Inc., 6.50%, 5/15/22		4,485	4,563,487
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)		3,120	3,162,900
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)		3,245	3,301,787
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		7,795	7,327,300
Seagate HDD Cayman, 4.75%, 1/1/25		1,490	1,447,892
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		8,995	9,478,481
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)		4,430	4,920,656
Symantec Corp., 5.00%, 4/15/25(1)		2,125	2,101,258
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)		2,250	2,137,500
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		2,915	2,761,963
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)		5,145	4,347,525
Western Digital Corp., 4.75%, 2/15/26		6,165	6,072,525

			$95,962,827

Telecommunications — 7.1%
CenturyLink, Inc., 6.75%, 12/1/23		2,030	$2,085,825
CenturyLink, Inc., 7.50%, 4/1/24		3,220	3,372,982
Digicel, Ltd., 6.00%, 4/15/21(1)		4,250	3,947,187
DKT Finance ApS, 9.375%, 6/17/23(1)		2,205	2,312,494

9

Security	Principal Amount* (000’s omitted)	Value
Equinix, Inc., 5.875%, 1/15/26	3,890	$4,031,012
Frontier California, Inc., 6.75%, 5/15/27	895	805,214
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,238,250
Frontier Communications Corp., 7.625%, 4/15/24	285	193,800
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,647,063
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,677,789
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,160,316
Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	806,975
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,930,556
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,672,319
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,106,425
Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,198,388
Level 3 Parent, LLC, 5.75%, 12/1/22	750	754,688
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	761,048
SBA Communications Corp., 4.00%, 10/1/22	2,295	2,232,622
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,798,450
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,654,900
Sprint Communications, Inc., 6.00%, 11/15/22	945	957,701
Sprint Communications, Inc., 7.00%, 8/15/20	2,835	2,969,662
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,885,799
Sprint Corp., 7.125%, 6/15/24	2,270	2,338,100
Sprint Corp., 7.25%, 9/15/21	5,930	6,248,737
Sprint Corp., 7.625%, 2/15/25	3,285	3,450,235
Sprint Corp., 7.625%, 3/1/26	2,985	3,096,012
Sprint Corp., 7.875%, 9/15/23	16,705	17,853,469
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,075,456
T-Mobile USA, Inc., 4.75%, 2/1/28	2,295	2,130,793
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,280,125
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,924,584
Wind Tre SpA, 5.00%, 1/20/26(1)	2,210	1,995,188
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,034,450
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,757,881

		$108,386,495

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,350,937
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,303,094

		$4,654,031

Utilities — 2.9%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,307,881
AES Corp. (The), 5.125%, 9/1/27	365	369,563
AES Corp. (The), 5.50%, 4/15/25	263	268,918
AES Corp. (The), 6.00%, 5/15/26	5,725	6,011,250
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,096,737
Calpine Corp., 5.50%, 2/1/24	620	575,825
Calpine Corp., 5.75%, 1/15/25	6,248	5,763,780
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,436,737
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,451,650
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,360,650
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	2,008,125
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,269,656
Vistra Energy Corp., 7.375%, 11/1/22	3,085	3,223,825
Vistra Energy Corp., 7.625%, 11/1/24	2,185	2,352,262

10

Security	Principal Amount* (000’s omitted)	Value
Vistra Energy Corp., 8.00%, 1/15/25(1)	1,785	$1,947,881
Vistra Energy Corp., 8.034%, 2/2/24	615	648,825
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,118,958

		$44,212,523

Total Corporate Bonds & Notes (identified cost $1,298,822,315)		$1,306,202,455

Senior Floating-Rate Loans — 5.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Navistar International Corp., Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$5,890	$5,929,053

		$5,929,053

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,096,821

		$2,096,821

Energy — 0.5%
Chesapeake Energy Corp., Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,407,214
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	681	715,009

		$8,122,223

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,037	$1,006,048

		$1,006,048

Health Care — 0.2%
Press Ganey Holdings, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	$1,090	$1,091,100
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,778,014

		$2,869,114

Insurance — 0.1%
Hub International Ltd., Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing 4/25/25(9)	$1,210	$1,210,555

		$1,210,555

Metals/Mining — 0.5%
GrafTech Finance, Inc., Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$7,035	$7,043,794

		$7,043,794

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,980	$1,953,587

		$1,953,587

11

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$5,475	$4,815,262
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	2,759	2,773,520
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,163,769

		$9,752,551

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,690	$2,726,658

		$2,726,658

Technology — 1.4%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$8,696	$8,731,750
Riverbed Technology, Inc., Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	825	821,818
Solera, LLC, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	3,477	3,484,257
SS&C Technologies, Inc., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	2,267	2,278,372
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	868	872,477
Veritas Bermuda, Ltd., Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing 1/27/23(9)	4,612	4,277,816

		$20,466,490

Telecommunications — 1.1%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$15,010	$15,260,172
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(8)	1,640	1,712,980

		$16,973,152

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(8)	$400	$400,667
CEVA Intercompany B.V., Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	187	187,807
CEVA Logistics Canada, ULC, Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	96	95,984
CEVA Logistics US Holdings, Inc., Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	767	767,869

		$1,452,327

Total Senior Floating-Rate Loans (identified cost $81,732,060)		$81,602,373

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)	Value
Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,541,259

		$2,541,259

12

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.4%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,178,734
NRG Yield, Inc., 3.25%, 6/1/20(1)	7,880	7,854,012
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,450,000
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,711,093

		$22,193,839

Total Convertible Bonds (identified cost $24,456,044)		$24,735,098

Common Stocks — 1.9%

Security	Shares	Value
Consumer Products — 0.2%
HF Holdings, Inc.(10)(11)(12)	13,600	$214,064
Spectrum Brands Holdings, Inc.	25,000	2,184,250

		$2,398,314

Energy — 0.4%
Ascent CNR Corp., Class A(10)(11)(12)	6,273,462	$2,007,508
Holly Energy Partners, L.P.	90,000	2,788,200
Nine Point Energy Holdings, Inc.(10)(11)(12)	31,737	35,228
Seven Generations Energy, Ltd., Class A(12)	165,561	1,891,253

		$6,722,189

Gaming — 0.4%
Caesars Entertainment Corp.(12)	327,989	$3,706,276
Melco Resorts & Entertainment, Ltd. ADR	75,000	1,939,500
New Cotai Participation Corp., Class B(10)(11)(12)	7	38,185

		$5,683,961

Health Care — 0.3%
Bausch Health Cos., Inc.(12)	90,000	$1,956,600
Centene Corp.(12)	20,000	2,606,600
Surgery Partners, Inc.(12)	40,000	604,000

		$5,167,200

Metals/Mining — 0.2%
Constellium N.V., Class A(12)	275,000	$3,602,500

		$3,602,500

Technology — 0.4%
CommScope Holding Co., Inc.(12)	135,000	$4,334,850
Worldpay, Inc., Class A(12)	24,000	1,972,560

		$6,307,410

Total Common Stocks (identified cost $31,696,959)		$29,881,574

13

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(10)(11)(12)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 1.2%

Security	Principal Amount/ Shares	Value
Energy — 0.0%
ACC Claims Holdings, LLC(10)(12)	8,415,190	$0

		$0

Gaming — 1.2%
PGP Investors, LLC, Membership Interests(10)(11)(12)	30,326	$17,861,725

		$17,861,725

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(12)	$695,000	$0

		$0

Total Miscellaneous (identified cost $11,105,196)		$17,861,725

Short-Term Investments — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(13)	41,710,850	$41,710,850

Total Short-Term Investments (identified cost $41,710,850)		$41,710,850

Total Investments — 98.8% (identified cost $1,490,114,424)		$1,502,861,645

Other Assets, Less Liabilities — 1.2%		$17,505,090

Net Assets — 100.0%		$1,520,366,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $812,726,810 or 53.5% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

14

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $9,400,988 or 0.6% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	Fixed-rate loan.

(9)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Restricted security.

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $443,939.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,908,762	CAD	2,490,037	State Street Bank and Trust Company	10/31/18	$—	$(8,472)
USD	33,131,930	EUR	28,246,308	State Street Bank and Trust Company	10/31/18	—	(122,871)
USD	6,846,804	GBP	5,199,381	State Street Bank and Trust Company	10/31/18	—	(4,205)

						$—	$(135,548)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

15

Restricted Securities

At July 31, 2018, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508
HF Holdings, Inc.	10/27/09	13,600	730,450	214,064
New Cotai Participation Corp., Class B	4/12/13	7	216,125	38,185
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	35,228

Total Common Stocks			$2,407,230	$2,294,985

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$11,105,196	$17,861,725

Total Miscellaneous			$11,105,196	$17,861,725

Total Restricted Securities			$14,103,426	$21,024,280

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $135,548.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,306,202,455	$—	$1,306,202,455
Senior Floating-Rate Loans	—	81,602,373	—	81,602,373
Convertible Bonds	—	24,735,098	—	24,735,098
Common Stocks	27,586,589	—	2,294,985	29,881,574
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	17,861,725	17,861,725
Short-Term Investments	—	41,710,850	—	41,710,850
Total Investments	$27,586,589	$1,454,250,776	$21,024,280	$1,502,861,645

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(135,548)	$—	$(135,548)
Total	$—	$(135,548)	$—	$(135,548)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2018 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Calvert Absolute Return Bond Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2018, the Fund owned 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests and 99.9% of MSAR Completion Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2018 is set forth below.

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $10,484,732)		$8,516,353	14.2%

Global Macro Absolute Return Advantage Portfolio (identified cost, $13,450,436)		13,745,148	22.8

MSAR Completion Portfolio (identified cost, $27,854,012)		28,010,383	46.5

Total Investments in Affiliated Portfolios (identified cost $51,789,180)		$50,271,884	83.5%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Calvert Absolute Return Bond Fund, Class I	682,947	$10,175,909	16.9%

Total Investments in Affiliated Investment Funds (identified cost $10,315,780)		$10,175,909	16.9%

Total Investments (identified cost $62,104,960)		$60,447,793	100.4%

Other Assets, Less Liabilities		$(214,093)	(0.4)%

Net Assets		$60,233,700	100.0%

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Calvert Absolute Return Bond Fund, Class I	332,081	551,425	(200,559)	682,947	$10,175,909	$246,215	$40,220	$(28,600)	$(136,599)
Eaton Vance Hexavest Global Equity Fund, Class I	232,426	13,877	(246,303)	—	—	50,506	127,254	12,912	(178,968)
Parametric Emerging Markets Fund, Class R6	198,813	3,309	(202,122)	—	—	51,711	—	580,749	(640,262)
Parametric International Equity Fund, Class R6	223,983	6,413	(230,396)	—	—	88,182	—	525,580	(561,065)

					$10,175,909	$436,614	$167,474	1,090,641	$(1,516,894)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2018 and October 31, 2017, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The MSAR Completion Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Proposed Plan of Reorganization

In July 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Short Duration Strategic Income Fund (Strategic Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Strategic Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

MSAR Completion Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 8.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	$1,050	$1,155,197
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	100	103,985
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 6.314%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	550	622,377
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	500	538,018

Total Collateralized Mortgage Obligations (identified cost $2,271,086)		$2,419,577

Commercial Mortgage-Backed Securities — 5.0%
Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class C, 4.445%, 11/15/47(2)	$400	$394,280
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	319	320,409
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.772%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	500	499,844
Motel 6 Trust
Series 2017-MTL6, Class C, 3.472%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	195	195,576

Total Commercial Mortgage-Backed Securities (identified cost $1,407,664)		$1,410,109

Asset-Backed Securities — 12.9%
Security	Principal Amount (000’s omitted)	Value
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$22	$21,664
Series 2017-2, Class A2A, 1.65%, 9/18/20	59	59,103
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(3)	48	48,217
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(3)	170	169,813
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(3)	27	26,652
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	34,625
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(3)	207	203,614
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.223%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(3)	370	371,282

1

Security	Principal Amount (000’s omitted)	Value
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(3)	$101	$101,118
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(3)	750	749,528
Series 2017-2A, Class A2, 2.56%, 10/17/22(3)	100	98,336
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(3)	348	344,987
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(3)	122	122,720
Prosper Marketplace Issuance Trust
Series 2017-1A, Class B, 3.65%, 6/15/23(3)	300	300,698
Series 2017-3A, Class A, 2.36%, 11/15/23(3)	107	106,653
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(3)	500	498,984
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	24	24,107
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(3)	276	272,791
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(3)	63	62,590

Total Asset-Backed Securities (identified cost $3,631,861)		$3,617,482

Corporate Bonds & Notes — 2.3%
Security	Principal Amount (000’s omitted)	Value
Utilities — 2.3%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	$653	$643,463

Total Corporate Bonds & Notes (identified cost $653,321)		$643,463

U.S. Treasury Obligations — 7.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(4)	$2,314	$2,225,760

Total U.S. Treasury Obligations (identified cost $2,290,451)		$2,225,760

Short-Term Investments — 63.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(5)	17,728,661	$17,728,661

Total Short-Term Investments (identified cost $17,729,631)		$17,728,661

2

Value
Total Investments — 100.1% (identified cost $27,984,014)	$28,045,052

Other Assets, Less Liabilities — (0.1)%	$(33,513)

Net Assets — 100.0%	$28,011,539

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $4,173,403 or 14.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $194,779.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	30	Long	Sep-18	$6,341,250	$(7,077)
U.S. 5-Year Treasury Note	10	Long	Sep-18	1,131,250	(3,062)
U.S. Ultra 10-Year Treasury Note	28	Short	Sep-18	(3,559,063)	26,207
U.S. Ultra-Long Treasury Bond	5	Long	Sep-18	784,531	(7,039)

					$9,029

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2018, the Portfolio invested in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

3

Equity Price Risk: During the fiscal year to date ended July 31, 2018, the Portfolio entered into total return swap contracts and equity index options and futures contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2018, the Portfolio engaged in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio entered into interest rate futures contracts and options thereon.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $26,207 and $17,178, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,419,577	$—	$2,419,577
Commercial Mortgage-Backed Securities	—	1,410,109	—	1,410,109
Asset-Backed Securities	—	3,617,482	—	3,617,482
Corporate Bonds & Notes	—	643,463	—	643,463
U.S. Treasury Obligations	—	2,225,760	—	2,225,760
Short-Term Investments	—	17,728,661	—	17,728,661
Total Investments	$—	$28,045,052	$—	$28,045,052
Futures Contracts	$26,207	$—	$—	$26,207
Total	$26,207	$28,045,052	$—	$28,071,259

Liability Description
Futures Contracts	$(17,178)	$—	$—	$(17,178)
Total	$(17,178)	$—	$—	$(17,178)

4

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Prior to May 30, 2018, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on May 29, 2018, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about November 23, 2018.

5

Eaton Vance

Multi-Asset Credit Fund

July 31, 2018 (Unaudited)

Eaton Vance Multi-Asset Credit Fund (formerly, Eaton Vance Multi-Strategy All Market Fund) (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing a substantial portion of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates, in shares of Eaton Vance International Small-Cap Fund (the Affiliated Investment Fund) and by investing directly in other securities. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2018, the Fund owned less than 0.05% of Eaton Vance Floating Rate Portfolio’s outstanding interests and less than 0.05% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2018 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 25.0%

Description		Value
Eaton Vance Floating Rate Portfolio (identified cost, $3,393,411)		$2,963,817
Global Macro Absolute Return Advantage Portfolio (identified cost, $1,331,606)		908,364

Total Investments in Affiliated Portfolios (identified cost $4,725,017)		$3,872,181

Investments in Affiliated Investment Funds — 5.7%

Security	Shares	Value
Equity Funds
Eaton Vance International Small-Cap Fund, Class I	66,248	$883,089

Total Investments in Affiliated Investment Funds (identified cost $833,403)		$883,089

Collateralized Mortgage Obligations — 7.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, 7.014%, (1 mo. USD LIBOR + 4.95%), 7/25/29(1)	$50	$57,286
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	400	440,075
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	150	155,977
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 6.314%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	200	226,319
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	200	215,207

Total Collateralized Mortgage Obligations (identified cost $1,027,735)		$1,094,864

Commercial Mortgage-Backed Securities — 8.6%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.572%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	$100	$100,057
COMM Mortgage Trust
Series 2015-CR24, Class D, 3.463%, 8/10/48(3)	134	109,699
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.659%, 4/15/47(2)(3)	150	132,717
Series 2014-C22, Class D, 4.558%, 9/15/47(2)(3)	150	127,344
Series 2014-C23, Class D, 3.953%, 9/15/47(2)(3)	100	86,944
Series 2014-C25, Class C, 4.445%, 11/15/47(3)	200	197,140

2

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.405%, 8/15/46(2)(3)	$150	$147,239
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	150	148,093
Motel 6 Trust
Series 2017-MTL6, Class E, 5.322%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	81	81,733
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.272%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	100	99,980
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.542%, 9/15/58(3)	100	98,228

Total Commercial Mortgage-Backed Securities (identified cost $1,355,968)		$1,329,174

Asset-Backed Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(2)	$150	$150,237
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	64	64,745
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(2)	74	74,293
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	75	74,042
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(2)	174	172,493
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(2)	49	49,088
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(2)	200	199,594
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(2)	14	14,399
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	22	21,488
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)	74	74,049

Total Asset-Backed Securities (identified cost $897,272)		$894,428

U.S. Treasury Obligations — 4.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(4)	$668	$642,997

Total U.S. Treasury Obligations (identified cost $661,686)		$642,997

3

Foreign Government Bonds — 1.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Republic of Argentina, 5.00%, 1/15/27(5)	EUR	100	$103,031

Total Argentina			$103,031

Sri Lanka — 1.3%
Republic of Sri Lanka, 5.75%, 4/18/23(5)	USD	200	$197,639

Total Sri Lanka			$197,639

Total Foreign Government Bonds (identified cost $302,844)			$300,670

Short-Term Investments — 43.4%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(6)		6,721,973	$6,721,973

Total Short-Term Investments (identified cost $6,721,947)			$6,721,973

Total Investments — 101.6% (identified cost $16,525,872)			$15,739,376

Other Assets, Less Liabilities — (1.6)%			$(243,074)

Net Assets — 100.0%			$15,496,302

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $1,818,535 or 11.7% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $300,670 or 1.9% of the Fund’s net assets.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $53,964.

4

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	106,941	EUR	90,804	Bank of America, N.A.	10/30/18	$44	$—

						$44	$—

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	19	Long	Sep-18	$2,676,245	$90,195
E-mini S&P MidCap 400 Index	3	Long	Sep-18	595,800	5,936
MSCI EAFE Index	25	Long	Sep-18	2,505,375	65,005
MSCI Emerging Markets Index	12	Long	Sep-18	657,780	19,438
Interest Rate Futures
U.S. 2-Year Treasury Note	6	Long	Sep-18	1,268,250	(1,415)
U.S. 5-Year Treasury Note	9	Long	Sep-18	1,018,125	(6,272)
U.S. 10-Year Treasury Note	2	Long	Sep-18	238,843	(1,566)
U.S. Long Treasury Bond	2	Long	Sep-18	285,938	(2,628)
U.S. Ultra 10-Year Treasury Note	4	Short	Sep-18	(508,437)	3,619
U.S. Ultra-Long Treasury Bond	6	Long	Sep-18	941,437	(8,494)

					$163,818

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2018, the Fund invested in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund enters into equity index futures contracts, options on equity indices and total return swaps on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund enters into interest rate futures contracts and options thereon to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

5

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$180,574	$—

Total		$180,574	$—

Foreign Exchange	Forward foreign currency exchange contracts	$44	$—

Total		$44	$—

Interest Rate	Financial futures contracts*	$3,619	$(20,375)

Total		$3,619	$(20,375)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Eaton Vance Hexavest Global Equity Fund, Class I	633,101	34,659	(667,760)	—	$—	$126,150	$317,841	$1,068,751	$(1,384,755)
Eaton Vance International Small-Cap Fund, Class I	82,858	64,181	(80,791)	66,248	883,089	23,588	29,639	(6,193)	800
Parametric Emerging Markets Fund, Class R6	132,563	3,814	(136,377)	—	—	34,891	—	270,969	(382,643)
Parametric International Equity Fund, Class R6	172,507	4,939	(177,446)	—	—	67,916	—	435,861	(438,143)

					$883,089	$252,545	$347,480	$1,769,388	$(2,204,741)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$3,872,181	$—	$—	$3,872,181
Investments in Affiliated Investment Funds	883,089	—	—	883,089
Collateralized Mortgage Obligations	—	1,094,864	—	1,094,864
Commercial Mortgage-Backed Securities	—	1,329,174	—	1,329,174
Asset-Backed Securities	—	894,428	—	894,428
U.S. Treasury Obligations	—	642,997	—	642,997
Foreign Government Bonds	—	300,670	—	300,670
Short-Term Investments	—	6,721,973	—	6,721,973
Total Investments	$4,755,270	$10,984,106	$—	$15,739,376
Forward Foreign Currency Exchange Contracts	$—	$44	$—	$44
Futures Contracts	184,193	—	—	184,193
Total	$4,939,463	$10,984,150	$—	$15,923,613

Liability Description
Futures Contracts	$(20,375)	$—	$—	$(20,375)
Total	$(20,375)	$—	$—	$(20,375)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Prior to May 30, 2018, the Fund sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. As of the close of business on May 29, 2018, the Fund fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash, were transferred to the Fund with no gain or loss for financial reporting purposes. The Fund is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about November 23, 2018.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Effective September 14, 2018, the name of Eaton Vance Multi-Asset Credit Fund was changed from Eaton Vance Multi-Strategy All Market Fund.

7

Parametric Tax-Managed International Equity Fund

July 31, 2018 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $38,412,962 and the Fund owned 52.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 9.1%
AGL Energy, Ltd.	18,259	$298,781
Altium, Ltd.	4,204	63,887
Alumina, Ltd.	20,000	42,154
Amcor, Ltd.	5,650	63,250
AMP, Ltd.	7,605	19,233
ARB Corp., Ltd.	2,741	42,863
Aristocrat Leisure, Ltd.	8,007	191,791
Asaleo Care, Ltd.	27,800	14,472
Atlas Arteria, Ltd.	10,339	50,249
Atlassian Corp. PLC, Class A(1)	2,300	166,543
Aurizon Holdings, Ltd.	7,700	26,081
AusNet Services	69,165	83,819
Australian Pharmaceutical Industries, Ltd.	30,804	38,769
Beach Energy, Ltd.	78,606	111,529
Blackmores, Ltd.	519	57,198
BlueScope Steel, Ltd.	3,500	45,990
Boral, Ltd.	11,300	55,844
Brambles, Ltd.	17,422	127,953
Caltex Australia, Ltd.	4,560	110,315
carsales.com, Ltd.	7,072	73,328
Class, Ltd.	12,536	20,538
Cleanaway Waste Management, Ltd.	36,318	50,237
Coca-Cola Amatil, Ltd.	11,103	79,088
Cochlear, Ltd.	850	128,482
Commonwealth Bank of Australia	3,589	199,860
CSL, Ltd.	3,771	551,721
Dexus	10,420	78,174
DuluxGroup, Ltd.	5,657	32,190
Goodman Group	15,078	108,093
GPT Group (The)	11,738	45,081
GrainCorp, Ltd., Class A	7,142	39,359
GWA Group, Ltd.	11,241	27,329
Hansen Technologies, Ltd.	14,633	36,811
Harvey Norman Holdings, Ltd.	17,000	44,895
Incitec Pivot, Ltd.	11,120	31,354
Insurance Australia Group, Ltd.	5,685	33,985
Integrated Research, Ltd.	9,777	18,533
Investa Office Fund	13,624	52,242
InvoCare, Ltd.	2,407	25,384
James Hardie Industries PLC CDI	4,004	64,022
JB Hi-Fi, Ltd.	3,464	61,367
Link Administration Holdings, Ltd.	13,718	78,355
Metcash, Ltd.	29,937	58,528
Mirvac Group	41,842	71,021
Monash IVF Group, Ltd.	20,105	16,727
National Australia Bank, Ltd.	4,515	95,064

1

Security	Shares	Value
Navitas, Ltd.	9,965	$31,882
Newcrest Mining, Ltd.	2,354	37,817
Oil Search, Ltd.	19,405	129,446
Orica, Ltd.	4,147	54,172
Qantas Airways, Ltd.	19,011	95,020
REA Group, Ltd.	1,667	107,629
Rio Tinto, Ltd.	2,553	154,296
Scentre Group	37,835	119,880
South32, Ltd.	29,822	79,368
Southern Cross Media Group, Ltd.	63,616	59,632
Spark Infrastructure Group	66,000	112,915
SpeedCast International, Ltd.	16,723	77,041
Star Entertainment Group, Ltd. (The)	9,459	34,899
Stockland	22,834	70,557
Suncorp Group, Ltd.	5,267	58,604
Super Retail Group, Ltd.	4,935	33,913
Sydney Airport	17,791	93,499
Tabcorp Holdings, Ltd.	33,179	115,238
Technology One, Ltd.	10,774	39,589
Telstra Corp., Ltd.	108,271	228,305
Transurban Group	15,294	132,988
Vicinity Centres	33,285	65,942
Washington H. Soul Pattinson & Co., Ltd.	4,310	69,872
Wesfarmers, Ltd.	10,096	371,214
Westpac Banking Corp.	8,556	187,312
WiseTech Global, Ltd.	4,806	54,524
Woodside Petroleum, Ltd.	12,096	324,214

		$6,672,257

Austria — 1.1%
ams AG	546	$39,281
ANDRITZ AG	758	42,970
BUWOG AG	1,234	41,834
CA Immobilien Anlagen AG	1,063	37,163
Erste Group Bank AG	1,664	71,870
EVN AG	2,151	42,786
Lenzing AG	182	23,113
Oesterreichische Post AG	1,473	69,771
OMV AG	1,720	97,203
POLYTEC Holding AG	1,487	23,359
Rhi Magnesita NV	859	55,019
S IMMO AG	1,664	36,180
S&T AG	1,550	44,063
Telekom Austria AG	4,400	38,281
UNIQA Insurance Group AG	2,006	20,059
Verbund AG	2,690	106,061
Wienerberger AG	1,390	34,073

		$823,086

Belgium — 2.2%
Aedifica SA	624	$59,512
Ageas	1,164	62,431
Anheuser-Busch InBev SA/NV	2,330	237,110
Barco NV	627	88,995
Bekaert SA	1,080	30,336

2

Security	Shares	Value
bpost SA	3,481	$54,876
Cofinimmo	694	90,885
Colruyt SA	478	28,575
D’ieteren SA/NV	637	27,747
Econocom Group SA/NV	10,730	37,885
Elia System Operator SA/NV	938	58,456
Euronav SA	2,460	20,817
Groupe Bruxelles Lambert SA	378	40,154
Ion Beam Applications(1)	987	25,831
KBC Group NV	1,466	112,543
Proximus SA	4,820	118,134
Retail Estates NV	566	51,171
Solvay SA	549	75,213
Telenet Group Holding NV(1)	2,260	108,828
UCB SA	2,340	201,181
Umicore SA	1,892	110,725

		$1,641,405

Denmark — 2.1%
Carlsberg A/S, Class B	1,415	$170,703
Chr. Hansen Holding A/S	850	87,988
Coloplast A/S, Class B	493	53,771
Columbus AS	15,544	37,306
Danske Bank A/S	4,227	122,839
Dfds A/S	623	41,034
DSV A/S	969	81,181
ISS A/S	813	30,368
Novo Nordisk A/S, Class B	3,886	193,318
Novozymes A/S, Class B	2,980	156,911
Orsted A/S(2)	3,312	204,378
Pandora A/S	1,843	130,876
Ringkjoebing Landbobank A/S	652	36,852
Rockwool International A/S, Class B	97	38,839
Royal Unibrew A/S	1,034	86,124
Topdanmark A/S	972	41,746
Vestas Wind Systems A/S	658	42,461

		$1,556,695

Finland — 2.2%
Amer Sports Oyj	3,072	$98,502
Citycon Oyj	12,000	25,252
DNA Oyj	1,977	39,186
Elisa Oyj	2,351	102,083
Fortum Oyj	6,320	158,777
Huhtamaki Oyj	736	26,432
Kemira Oyj	2,727	35,795
Kesko Oyj, Class B	1,695	95,189
Kone Oyj, Class B	1,663	90,909
Neste Oyj	2,440	201,266
Nokia Oyj	23,544	127,789
Nokian Renkaat Oyj	1,252	54,297
Oriola Oyj, Series B	8,766	28,280
Orion Oyj, Class B	3,775	129,962
Raisio Oyj, Class V	7,000	29,451
Sampo Oyj, Class A	2,829	143,679

3

Security	Shares	Value
Technopolis Oyj	5,251	$23,743
Tieto Oyj	956	29,732
UPM-Kymmene Oyj	3,184	112,945
Uponor Oyj	1,630	24,786
Valmet Oyj	1,377	28,608

		$1,606,663

France — 8.8%
Air Liquide SA	4,757	$608,202
Airbus SE	1,329	164,489
Alten SA	634	62,920
Altran Technologies SA	1,910	18,175
Amundi SA(2)	408	28,113
Atos SE	823	110,280
AXA SA	4,600	115,907
BioMerieux	347	28,856
BNP Paribas SA	3,858	250,268
Bouygues SA	672	29,510
CNP Assurances	2,759	64,429
Danone SA	4,217	331,086
Dassault Systemes SE	1,150	171,470
Engie SA	24,589	397,077
Essilor International Cie Generale d’Optique SA	871	128,354
Eutelsat Communications SA	985	21,087
Gecina SA	713	121,455
Getlink	2,197	29,000
Hermes International	123	77,846
ICADE	757	73,294
Iliad SA	301	47,587
Ingenico Group SA	754	62,453
Kering SA	175	93,010
L’Oreal SA	1,182	288,847
Lagardere SCA	1,361	39,713
Legrand SA	560	41,103
LVMH Moet Hennessy Louis Vuitton SE	690	240,457
Mercialys SA	2,000	35,806
Nexity SA	1,000	61,532
Orange SA	29,727	506,599
Orpea	620	85,142
Rubis SCA	846	49,895
Safran SA	819	101,559
Sanofi	4,521	393,310
SCOR SE	1,284	49,952
Societe BIC SA	422	40,362
Sodexo SA	251	27,805
SOITEC(1)	430	36,743
Sopra Steria Group	268	47,404
Suez	5,207	73,658
Thales SA	600	78,765
Total SA	9,623	627,663
Ubisoft Entertainment SA(1)	564	62,164
Unibail-Rodamco-Westfield	1,203	267,067
Veolia Environnement SA	1,204	27,474
Vinci SA	1,159	116,621

4

Security	Shares	Value
Vivendi SA	3,183	$82,469
Wendel SA	200	29,126
Worldline SA(1)(2)	628	37,350

		$6,483,454

Germany — 8.9%
adidas AG	496	$109,662
ADO Properties SA(2)	1,356	77,353
Allianz SE	1,913	423,260
alstria office REIT AG	5,110	79,339
Aurubis AG	569	46,574
BASF SE	3,330	319,209
Bayer AG	3,016	335,763
Bechtle AG	400	35,917
Beiersdorf AG	1,213	141,398
Brenntag AG	492	29,521
Continental AG	340	78,355
Daimler AG	2,800	193,800
Deutsche Boerse AG	570	75,118
Deutsche Lufthansa AG	975	27,356
Deutsche Post AG	3,135	110,746
Deutsche Telekom AG	30,496	504,253
Deutsche Wohnen SE	4,814	234,371
E.ON SE	35,060	395,555
Freenet AG	2,009	57,575
Fresenius Medical Care AG & Co. KGaA	705	68,776
Fresenius SE & Co. KGaA	1,592	122,725
GEA Group AG	1,196	46,745
Gerresheimer AG	366	31,163
Grand City Properties SA	4,854	126,063
Henkel AG & Co. KGaA	1,237	132,647
Henkel AG & Co. KGaA, PFC Shares	2,602	326,520
Hugo Boss AG	356	32,101
Innogy SE(2)	2,800	124,408
KWS Saat SE	85	33,517
LEG Immobilien AG	1,088	122,374
Linde AG	1,079	225,889
MAN SE	432	48,496
Merck KGaA	695	71,443
MTU Aero Engines AG	316	67,010
Muenchener Rueckversicherungs-Gesellschaft AG	660	146,253
ProSiebenSat.1 Media SE	1,883	50,822
Puma SE	14	7,027
RWE AG, PFC Shares	1,810	38,296
SAP SE	3,623	421,666
Scout24 AG(2)	1,500	78,042
Siemens AG	2,194	309,659
Software AG	800	37,762
Symrise AG	358	32,359
Telefonica Deutschland Holding AG(2)	8,948	39,188
TLG Immobilien AG	3,290	86,001
TUI AG	2,680	57,332
Uniper SE	3,875	120,993
United Internet AG	1,400	75,308

5

Security	Shares	Value
Volkswagen AG	330	$56,938
Wirecard AG	366	68,469
Zalando SE(1)(2)	820	47,044

		$6,528,161

Hong Kong — 4.5%
AIA Group, Ltd.	15,600	$136,555
ASM Pacific Technology, Ltd.	7,800	93,863
China Regenerative Medicine International, Ltd.(1)	1,025,000	14,632
Chow Sang Sang Holdings International, Ltd.	13,000	22,837
CK Asset Holdings, Ltd.	10,000	76,585
CK Infrastructure Holdings, Ltd.	13,000	96,503
CLP Holdings, Ltd.	23,500	268,627
Esprit Holdings, Ltd.(1)	27,800	7,522
First Pacific Co., Ltd.	106,000	49,254
G-Resources Group, Ltd.(1)	1,212,000	14,225
Global Cord Blood Corp.	5,000	39,050
Hang Lung Group, Ltd.	6,000	17,754
Hang Seng Bank, Ltd.	5,200	141,711
HC Group, Inc.	31,000	17,414
Henderson Land Development Co., Ltd.	6,600	36,864
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	34,700
HKBN, Ltd.	55,000	85,218
HKT Trust and HKT, Ltd.	85,000	113,826
Hong Kong & China Gas Co., Ltd.	84,700	172,954
Hong Kong Exchanges and Clearing, Ltd.	6,400	189,667
Hongkong Land Holdings, Ltd.	13,000	94,667
Hysan Development Co., Ltd.	7,000	38,379
I-CABLE Communications, Ltd.(1)	3,065	51
Jardine Matheson Holdings, Ltd.	2,400	162,501
Jardine Strategic Holdings, Ltd.	3,000	119,843
Johnson Electric Holdings, Ltd.	7,875	23,342
Kerry Properties, Ltd.	10,000	50,728
KuangChi Science, Ltd.(1)	120,000	13,635
Landing International Development, Ltd.(1)	38,400	38,092
Li & Fung, Ltd.	80,000	27,129
Link REIT	11,500	114,104
MGM China Holdings, Ltd.	31,200	67,291
MTR Corp., Ltd.	19,000	106,643
New World Development Co., Ltd.	21,000	29,944
NWS Holdings, Ltd.	42,000	75,916
Sands China, Ltd.	10,400	53,734
Shangri-La Asia, Ltd.	22,000	36,105
Shunten International Holdings, Ltd.(1)	128,000	4,969
Sino Land Co., Ltd.	22,000	37,822
SJM Holdings, Ltd.	60,000	73,066
Swire Pacific, Ltd., Class A	4,000	43,443
Techtronic Industries Co., Ltd.	19,000	105,962
Television Broadcasts, Ltd.	14,600	45,326
Town Health International Medical Group, Ltd.(3)	266,000	11,692
Vitasoy International Holdings, Ltd.	38,000	135,400
VTech Holdings, Ltd.	7,100	79,576
Yuan Heng Gas Holdings, Ltd.(1)	280,000	27,114
Yue Yuen Industrial Holdings, Ltd.	10,500	28,252

		$3,274,487

6

Security	Shares	Value
Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$246,855
C&C Group PLC	10,000	40,186
Cairn Homes PLC(1)	18,600	36,972
CRH PLC	6,262	214,178
DCC PLC	1,409	130,357
Grafton Group PLC	9,729	97,620
Hibernia REIT PLC	44,450	75,642
ICON PLC(1)	1,212	168,662
Irish Residential Properties REIT PLC	42,500	68,250
Kerry Group PLC, Class A	1,947	206,757
Paddy Power Betfair PLC	1,739	189,659
Smurfit Kappa Group PLC	1,300	53,417
UDG Healthcare PLC	8,000	88,076

		$1,616,631

Israel — 2.3%
Amot Investments, Ltd.	5,499	$27,736
Azrieli Group, Ltd.	1,066	51,058
Bank Hapoalim B.M.	15,152	107,159
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	118,935
Check Point Software Technologies, Ltd.(1)	925	104,220
Delek Automotive Systems, Ltd.	4,964	26,240
Delta-Galil Industries, Ltd.	2,301	66,504
Elbit Systems, Ltd.	1,014	121,745
Electra, Ltd.	173	39,943
Frutarom Industries, Ltd.	2,095	211,760
Israel Discount Bank, Ltd., Series A	10,120	31,992
Jerusalem Oil Exploration(1)	620	31,277
Kenon Holdings, Ltd.	672	10,709
Melisron, Ltd.	729	28,652
Mizrahi Tefahot Bank, Ltd.	1,469	28,567
Nice, Ltd.(1)	490	53,495
Oil Refineries, Ltd.	139,185	64,111
Orbotech, Ltd.(1)	716	45,996
Paz Oil Co., Ltd.	464	66,228
Reit 1, Ltd.	7,407	29,059
Sella Capital Real Estate, Ltd.	15,640	26,715
Shufersal, Ltd.	14,250	86,084
SodaStream International, Ltd.(1)	500	43,650
Teva Pharmaceutical Industries, Ltd. ADR	10,467	250,580

		$1,672,415

Italy — 4.4%
Amplifon SpA	4,872	$108,657
Ansaldo STS SpA(1)	2,606	38,402
Assicurazioni Generali SpA	4,184	74,195
Atlantia SpA	4,194	124,229
Beni Stabili SpA SIIQ	54,219	47,726
Brembo SpA	2,325	31,823
Buzzi Unicem SpA	3,523	77,487
CIR SpA	19,905	24,135
Davide Campari-Milano SpA	18,866	158,919
De’Longhi SpA	1,200	35,256

7

Security	Shares	Value
Ei Towers SpA	3,089	$205,686
Enav SpA(2)	5,849	30,126
Enel SpA	41,440	230,859
ENI SpA	14,674	282,453
EXOR NV	600	39,359
Ferrari NV	868	115,204
Infrastrutture Wireless Italiane SpA(2)	25,801	211,018
International Game Technology PLC	1,216	30,741
Interpump Group SpA	778	24,456
Intesa Sanpaolo SpA	41,731	127,890
Italgas SpA	7,381	42,455
Italmobiliare SpA	1,360	32,513
Leonardo SpA	4,673	55,829
Luxottica Group SpA	1,065	72,007
Mediobanca Banca di Credito Finanziario SpA	2,651	27,450
Moncler SpA	1,030	45,396
Parmalat SpA	9,525	32,926
Poste Italiane SpA(2)	5,564	51,764
Prada SpA	6,900	32,878
Prysmian SpA	1,409	35,992
Recordati SpA	3,982	148,402
Reply SpA	996	67,275
Snam SpA	11,522	49,482
STMicroelectronics NV	15,684	338,713
Tenaris SA	3,146	57,634
Terna Rete Elettrica Nazionale SpA	12,961	72,603
UnipolSai Assicurazioni SpA	10,716	24,356

		$3,206,296

Japan — 13.1%
Activia Properties, Inc.	6	$26,788
Aeon Mall Co., Ltd.	1,800	31,534
Air Water, Inc.	2,000	36,561
Aisin Seiki Co., Ltd.	1,000	46,642
Ajinomoto Co., Inc.	2,100	37,181
ANA Holdings, Inc.	1,100	40,393
Asahi Group Holdings, Ltd.	1,500	72,907
Asahi Intecc Co., Ltd.	1,000	38,257
Asahi Kasei Corp.	6,000	80,202
Astellas Pharma, Inc.	5,600	91,341
Bandai Namco Holdings, Inc.	1,300	52,011
Bridgestone Corp.	900	35,502
Canon, Inc.	3,000	97,333
Central Japan Railway Co.	200	41,656
Chiba Bank, Ltd. (The)	4,000	28,554
Chugai Pharmaceutical Co., Ltd.	1,500	76,299
Chugoku Electric Power Co., Inc. (The)	4,500	59,213
Citizen Watch Co., Ltd.	4,100	27,006
Concordia Financial Group, Ltd.	11,700	62,907
Credit Saison Co., Ltd.	1,400	21,856
Daicel Corp.	3,400	37,459
Daido Steel Co., Ltd.	700	34,570
Daikin Industries, Ltd.	500	59,765
Daishi Bank, Ltd. (The)	900	38,194

8

Security	Shares	Value
Daito Trust Construction Co., Ltd.	400	$67,027
Daiwa House Industry Co., Ltd.	3,100	113,043
Daiwa House REIT Investment Corp.	23	56,896
Daiwa Securities Group, Inc.	7,000	40,827
Denso Corp.	1,000	49,465
Dentsu, Inc.	1,000	41,991
East Japan Railway Co.	600	56,119
Eisai Co., Ltd.	1,500	129,138
FamilyMart UNY Holdings Co., Ltd.	500	46,660
Fancl Corp.	1,100	57,768
FANUC Corp.	300	60,492
Fast Retailing Co., Ltd.	100	43,796
Frontier Real Estate Investment Corp.	8	32,199
FUJIFILM Holdings Corp.	1,000	41,275
Fukuoka Financial Group, Inc.	7,000	38,312
GLP J-REIT	28	29,928
Gunma Bank, Ltd. (The)	5,000	26,622
Hankyu Hanshin Holdings, Inc.	1,000	39,824
Hirose Electric Co., Ltd.	315	38,408
Hisamitsu Pharmaceutical Co., Inc.	400	29,281
Hulic Co., Ltd.	4,000	39,255
Idemitsu Kosan Co., Ltd.	2,600	117,118
Ito En, Ltd.	800	35,747
ITOCHU Corp.	3,300	58,596
Iyo Bank, Ltd. (The)	4,600	31,750
Japan Airlines Co., Ltd.	900	33,223
Japan Exchange Group, Inc.	2,100	37,355
Japan Hotel REIT Investment Corp.	63	46,198
Japan Prime Realty Investment Corp.	11	39,631
Japan Real Estate Investment Corp.	6	31,428
Japan Retail Fund Investment Corp.	31	56,639
Japan Tobacco, Inc.	3,200	91,071
JXTG Holdings, Inc.	31,100	228,007
Kajima Corp.	4,000	31,209
Kakaku.com, Inc.	1,900	40,015
Kamigumi Co., Ltd.	1,500	31,425
Kansai Electric Power Co., Inc. (The)	8,600	122,425
Kao Corp.	1,200	87,662
KDDI Corp.	16,800	467,659
Kenedix Office Investment Corp.	6	36,392
Keyence Corp.	200	105,794
Kikkoman Corp.	700	33,223
Kintetsu Group Holdings Co., Ltd.	800	31,835
Kirin Holdings Co., Ltd.	3,200	81,924
Kuraray Co., Ltd.	2,500	35,335
Kyocera Corp.	1,100	64,020
KYORIN Holdings, Inc.	1,400	28,506
Kyowa Hakko Kirin Co., Ltd.	2,000	38,001
Kyushu Electric Power Co., Inc.	4,800	56,566
Lawson, Inc.	300	18,015
Leopalace21 Corp.	4,200	23,079
Lion Corp.	2,100	38,024
LIXIL Group Corp.	1,500	30,747

9

Security	Shares	Value
M3, Inc.	1,200	$45,758
Makita Corp.	1,000	44,986
Marubeni Corp.	7,000	53,443
Maruichi Steel Tube, Ltd.	1,200	41,347
Megmilk Snow Brand Co., Ltd.	1,400	34,932
MEIJI Holdings Co., Ltd.	500	39,318
Miraca Holdings, Inc.	1,300	37,781
Mitsubishi Motors Corp.	6,600	50,456
Mitsui & Co., Ltd.	3,900	65,364
Mizuho Financial Group, Inc.	52,600	91,434
Mori Hills REIT Investment Corp.	25	30,901
MS&AD Insurance Group Holdings, Inc.	1,800	55,133
NEC Corp.	1,500	41,671
NH Foods, Ltd.	1,000	39,811
Nikon Corp.	1,500	25,321
Nintendo Co., Ltd.	300	101,456
Nippon Accommodations Fund, Inc.	8	37,879
Nippon Building Fund, Inc.	7	38,972
Nippon Electric Glass Co., Ltd.	1,000	32,320
Nippon Prologis REIT, Inc.	26	52,622
Nippon Shinyaku Co., Ltd.	600	34,153
Nippon Shokubai Co., Ltd.	600	42,897
Nippon Steel & Sumitomo Metal Corp.	3,000	59,830
Nippon Telegraph & Telephone Corp.	3,400	157,262
Nissan Chemical Corp.	900	40,348
Nissan Motor Co., Ltd.	4,100	38,782
Nisshin Seifun Group, Inc.	2,400	47,028
Nissin Foods Holdings Co., Ltd.	400	27,598
Nitori Holdings Co., Ltd.	400	60,283
Nomura Real Estate Master Fund, Inc.	43	60,929
Nomura Research Institute, Ltd.	700	33,640
NTT Data Corp.	2,500	28,477
NTT DoCoMo, Inc.	14,700	378,450
Okinawa Electric Power Co., Inc. (The)	2,612	56,899
Omron Corp.	700	31,681
Ono Pharmaceutical Co., Ltd.	2,500	59,073
Oriental Land Co., Ltd.	700	76,114
ORIX Corp.	3,900	63,170
Orix JREIT, Inc.	34	53,022
Osaka Gas Co., Ltd.	6,100	117,396
Otsuka Holdings Co., Ltd.	1,800	83,125
Rakuten, Inc.	3,000	21,149
Recruit Holdings Co., Ltd.	2,300	63,023
Resona Holdings, Inc.	6,500	36,970
Ricoh Co., Ltd.	4,000	39,050
Rinnai Corp.	600	51,963
San-Ai Oil Co., Ltd.	4,000	51,339
Sekisui House, Ltd.	2,000	34,091
Shimano, Inc.	300	43,262
Shin-Etsu Chemical Co., Ltd.	1,400	141,626
Shionogi & Co., Ltd.	1,100	60,041
Shizuoka Bank, Ltd. (The)	5,000	46,213
Showa Shell Sekiyu K.K.	3,400	55,802

10

Security	Shares	Value
Sompo Holdings, Inc.	1,600	$65,031
Sumitomo Corp.	1,600	26,347
Sumitomo Metal Mining Co., Ltd.	1,300	46,731
Sumitomo Mitsui Financial Group, Inc.	2,900	115,094
Suntory Beverage & Food, Ltd.	900	38,287
Suzuki Motor Corp.	1,000	58,818
T&D Holdings, Inc.	2,400	35,861
Taiheiyo Cement Corp.	700	22,118
Taisho Pharmaceutical Holdings Co., Ltd.	600	67,968
Takeda Pharmaceutical Co., Ltd.	2,400	101,335
TEIJIN, Ltd.	1,400	26,148
Terumo Corp.	1,100	60,430
Toho Gas Co., Ltd.	800	27,331
Tohoku Electric Power Co., Inc.	6,300	80,229
Tokio Marine Holdings, Inc.	1,700	80,879
Tokyo Electron, Ltd.	400	70,120
Tokyo Gas Co., Ltd.	3,800	92,817
Tokyu Corp.	2,000	34,433
Toppan Printing Co., Ltd.	4,000	30,777
Toray Industries, Inc.	6,100	47,274
Toshiba Corp.(1)	18,000	55,003
Tosoh Corp.	2,500	40,833
Toyo Ink SC Holdings Co., Ltd.	1,400	38,336
Toyo Suisan Kaisha, Ltd.	1,000	36,195
Toyobo Co., Ltd.	1,800	30,469
Toyota Motor Corp.	3,200	210,340
Trend Micro, Inc.	600	35,452
Ube Industries, Ltd.	1,100	29,610
United Urban Investment Corp.	36	55,977
West Japan Railway Co.	400	27,964
Yahoo! Japan Corp.	11,200	42,612
Yakult Honsha Co., Ltd.	600	43,266
Yamato Holdings Co., Ltd.	2,000	57,967
Yamato Kogyo Co., Ltd.	1,000	31,186
Yamazaki Baking Co., Ltd.	2,000	49,734
Yaskawa Electric Corp.	1,000	33,071
Zeon Corp.	3,000	33,988

		$9,596,698

Netherlands — 4.5%
Aalberts Industries NV	1,153	$52,247
ABN AMRO Group NV(2)	1,800	49,817
Accell Group	1,483	30,873
Akzo Nobel NV	2,626	242,540
ALTICE EUROPE NV, Class B(1)	2,034	6,760
AMG Advanced Metallurgical Group NV	1,350	79,705
ASM International NV	820	47,206
ASML Holding NV	2,086	446,755
ASR Nederland NV	1,620	72,473
Cimpress NV(1)	241	35,203
Corbion NV	2,072	70,943
Eurocommercial Properties NV	1,255	53,093
Gemalto NV(1)	831	48,476
GrandVision NV(2)	1,280	29,384

11

Security	Shares	Value
IMCD NV	840	$61,029
ING Groep NV	16,339	249,770
InterXion Holding NV(1)	1,208	78,375
Koninklijke Ahold Delhaize NV	7,922	201,462
Koninklijke KPN NV	47,300	136,755
Koninklijke Philips NV	7,183	315,330
Koninklijke Vopak NV	1,452	68,297
NN Group NV	1,302	57,519
QIAGEN NV(1)	2,618	94,920
RELX NV	4,504	97,956
Signify NV(2)	769	21,294
TKH Group NV	800	50,000
TomTom NV(1)	3,382	34,539
Unilever NV	8,558	493,719
Wolters Kluwer NV	2,003	120,618

		$3,347,058

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	10,259	$73,272
Air New Zealand, Ltd.	10,500	23,240
Auckland International Airport, Ltd.	12,240	55,728
Contact Energy, Ltd.	17,100	67,418
Fisher & Paykel Healthcare Corp., Ltd.	3,630	36,655
Fletcher Building, Ltd.	21,151	101,358
Goodman Property Trust	27,739	28,109
Heartland Bank, Ltd.	35,752	41,677
Kiwi Property Group, Ltd.	28,800	26,640
Mercury NZ, Ltd.	13,643	31,265
Precinct Properties New Zealand, Ltd.	27,851	26,209
Ryman Healthcare, Ltd.	3,670	30,453
SKYCITY Entertainment Group, Ltd.	14,241	38,470
Spark New Zealand, Ltd.	30,063	79,378
Summerset Group Holdings, Ltd.	7,300	38,506
Trade Me, Ltd.	8,490	28,099
Z Energy, Ltd.	13,924	68,189

		$794,666

Norway — 2.2%
Atea ASA	6,274	$89,677
Austevoll Seafood ASA	4,763	69,371
Borregaard ASA	1,881	17,857
DNB ASA	6,391	128,694
Entra ASA(2)	6,540	95,493
Equinor ASA	7,438	197,346
Europris ASA(2)	9,810	25,523
Gjensidige Forsikring ASA	1,701	27,303
Golar LNG, Ltd.	1,000	26,010
Kongsberg Automotive ASA(1)	23,898	27,828
Kongsberg Gruppen ASA	1,873	38,038
Marine Harvest ASA	4,027	88,055
Nordic Nanovector ASA(1)	2,000	15,642
Nordic Semiconductor ASA(1)	8,916	53,745
Norsk Hydro ASA	5,972	34,064
Norwegian Air Shuttle ASA(1)	1,425	41,739

12

Security	Shares	Value
Salmar ASA	1,386	$70,719
Schibsted ASA, Class B	3,350	108,606
SpareBank 1 SMN	3,485	36,453
Telenor ASA	8,446	165,221
Tomra Systems ASA	4,059	83,824
Veidekke ASA	3,444	33,799
XXL ASA(2)	5,557	34,085
Yara International ASA	2,707	119,357

		$1,628,449

Portugal — 1.1%
Banco Comercial Portugues SA(1)	332,057	$103,991
CTT-Correios de Portugal SA	18,519	65,048
EDP-Energias de Portugal SA	23,100	94,244
Galp Energia SGPS SA, Class B	9,466	194,414
Jeronimo Martins SGPS SA	7,890	117,238
Navigator Co. SA (The)	19,411	110,705
NOS SGPS SA	22,214	129,388
Pharol SGPS SA(1)	43,046	11,589

		$826,617

Singapore — 2.1%
Ascendas Real Estate Investment Trust	23,500	$47,557
BOC Aviation, Ltd.(2)	5,700	35,903
CapitaLand Commercial Trust, Ltd.	20,500	26,406
CapitaLand Mall Trust	15,800	25,115
ComfortDelGro Corp., Ltd.	14,100	24,372
DBS Group Holdings, Ltd.	6,700	131,825
Ezion Holdings, Ltd.(1)	160,000	9,567
First Resources, Ltd.	21,600	25,572
Flex, Ltd.(1)	7,457	104,100
Genting Singapore, Ltd.	146,700	137,934
Hutchison Port Holdings Trust	44,000	11,238
IGG, Inc.	20,000	25,918
Keppel Infrastructure Trust	95,400	36,464
Mapletree Commercial Trust	29,000	34,537
Mapletree Logistics Trust	30,900	28,617
Raffles Medical Group, Ltd.	38,400	31,625
Sheng Siong Group, Ltd.	43,800	34,434
Singapore Airlines, Ltd.	4,000	29,025
Singapore Airport Terminal Services, Ltd.	7,300	27,872
Singapore Exchange, Ltd.	7,000	38,317
Singapore Post, Ltd.	26,100	25,726
Singapore Press Holdings, Ltd.	41,000	87,781
Singapore Technologies Engineering, Ltd.	29,000	72,963
Singapore Telecommunications, Ltd.	80,100	189,037
Suntec Real Estate Investment Trust	27,000	36,579
United Overseas Bank, Ltd.	4,500	89,485
Venture Corp., Ltd.	3,600	44,268
Wilmar International, Ltd.	75,000	172,728

		$1,584,965

Spain — 4.3%
Acerinox SA	2,900	$41,916
Aena SME SA(2)	425	77,169

13

Security	Shares	Value
Almirall SA	2,800	$40,067
Amadeus IT Group SA	4,056	346,001
Banco Bilbao Vizcaya Argentaria SA	14,580	106,808
Banco de Sabadell SA	40,257	67,019
Bankia SA	3,739	14,698
Bankinter SA	3,250	31,347
CaixaBank SA	13,396	61,633
Cellnex Telecom SA(2)	1,600	42,519
Cia de Distribucion Integral Logista Holdings SA	1,300	30,797
Coca-Cola European Partners PLC	5,400	222,696
Ebro Foods SA	2,380	51,511
Enagas SA	2,600	72,687
Endesa SA	1,800	41,624
Ercros SA	10,000	57,090
Gestamp Automocion SA(2)	4,749	35,791
Grifols SA	5,371	155,969
Grifols SA ADR	5,800	120,524
Iberdrola SA	29,908	232,531
Industria de Diseno Textil SA	7,411	242,863
Inmobiliaria Colonial Socimi SA	16,165	173,987
Lar Espana Real Estate Socimi SA	5,104	54,280
Neinor Homes SA(1)(2)	1,425	26,957
Prosegur Cash SA(2)	10,000	26,894
Prosegur Cia de Seguridad SA	4,500	29,936
Red Electrica Corp. SA	2,965	62,844
Repsol SA	13,007	257,986
Siemens Gamesa Renewable Energy SA	3,710	52,333
Telefonica SA	29,253	262,853
Tubacex SA(1)	12,500	46,023
Viscofan SA	706	48,697

		$3,136,050

Sweden — 4.5%
Alfa Laval AB	2,000	$54,979
Arjo AB, Class B	4,020	13,629
Assa Abloy AB, Class B	2,883	56,912
Atlas Copco AB, Class B	1,157	30,322
Attendo AB(2)	5,579	50,465
Axfood AB	2,772	56,121
BillerudKorsnas AB	5,767	68,708
BioGaia AB, Class B	921	45,192
Bonava AB, Class B	2,000	26,191
Capio AB(2)	6,000	35,774
Castellum AB	6,400	115,444
Catena Media PLC(1)	2,273	29,916
Com Hem Holding AB	3,895	69,590
Dometic Group AB(2)	3,500	33,956
Elekta AB, Class B	13,663	191,831
Epiroc AB, Class B(1)	1,157	12,261
Essity Aktiebolag, Class B	7,154	178,954
Fabege AB	9,116	129,113
Getinge AB, Class B	6,248	67,170
Granges AB	4,911	61,478
Hennes & Mauritz AB, Class B	8,337	129,804

14

Security	Shares	Value
Hexpol AB	5,839	$62,808
Holmen AB, Class B	1,298	28,893
Hufvudstaden AB, Class A	4,938	76,405
Industrivarden AB, Class C	2,456	51,730
Kindred Group PLC SDR	3,604	46,511
Kungsleden AB	6,500	52,427
Lundin Petroleum AB	4,713	155,395
Modern Times Group MTG AB, Class B	1,265	46,457
Mycronic AB	2,681	27,319
NetEnt AB	6,918	29,576
Nordea Bank AB	10,249	108,925
Securitas AB, Class B	1,900	34,185
Skanska AB, Class B	1,238	23,287
SKF AB, Class B	2,244	46,070
Starbreeze AB(1)	28,345	28,957
Svenska Cellulosa AB SCA, Class B	9,048	93,619
Svenska Handelsbanken AB, Class A	5,337	65,925
Swedbank AB, Class A	4,442	105,041
Swedish Match AB	2,446	133,716
Telefonaktiebolaget LM Ericsson, Class B	27,249	213,911
Telia Co. AB	58,664	282,184
Trelleborg AB, Class B	1,700	35,398
Volvo AB, Class B	3,350	58,789
Wihlborgs Fastigheter AB	3,094	36,802

		$3,302,140

Switzerland — 9.2%
Allreal Holding AG	417	$64,879
ALSO Holding AG	375	40,987
Ascom Holding AG	1,636	29,733
Baloise Holding AG	509	79,373
Banque Cantonale Vaudoise	57	42,615
BKW AG	600	40,500
Burckhardt Compression Holdings AG	140	50,910
Cembra Money Bank AG	670	61,448
Clariant AG	6,883	164,582
Comet Holding AG	338	33,407
Compagnie Financiere Richemont SA, Class A	6,655	582,837
Daetwyler Holding AG, Bearer Shares	260	48,059
DKSH Holding AG	352	25,733
dormakaba Holding AG	30	19,223
Emmi AG	57	46,751
Ems-Chemie Holding AG	178	114,164
Flughafen Zurich AG	187	39,129
Forbo Holding AG	20	31,622
Geberit AG	233	103,749
Georg Fischer AG	32	41,288
Givaudan SA	143	334,721
Helvetia Holding AG	85	50,237
Inficon Holding AG	86	40,241
Intershop Holding AG	78	39,782
Julius Baer Group, Ltd.	1,336	73,292
Komax Holding AG	194	54,327
Kuehne & Nagel International AG	665	106,134

15

Security	Shares	Value
Landis+Gyr Group AG	700	$44,671
Mobimo Holding AG	139	34,491
Nestle SA	10,507	856,251
Novartis AG	5,726	480,536
Panalpina Welttransport Holding AG	330	47,113
Pargesa Holding SA, Bearer Shares	850	70,997
Partners Group Holding AG	131	99,411
Roche Holding AG PC	1,904	467,711
Schindler Holding AG	219	49,542
Schindler Holding AG PC	257	59,848
SFS Group AG	327	38,702
SGS SA	46	119,906
Sika AG	2,460	349,291
Sulzer AG	480	58,875
Swatch Group AG (The)	1,526	125,585
Swatch Group AG (The), Bearer Shares	442	197,835
Swiss Life Holding AG	201	72,074
Swiss Prime Site AG	1,677	153,684
Swiss Re AG	2,119	194,277
Swisscom AG	617	289,679
Temenos AG	1,500	241,427
Valiant Holding AG	270	28,821
Valora Holding AG	105	32,281
VAT Group AG(2)	295	38,730
Zehnder Group AG	691	30,062
Zurich Insurance Group AG	620	190,123

		$6,731,646

United Kingdom — 8.8%
Antofagasta PLC	2,458	$32,281
AstraZeneca PLC	5,156	396,889
Aveva Group PLC	886	30,568
Aviva PLC	5,903	38,687
Babcock International Group PLC	3,446	32,302
BAE Systems PLC	8,600	73,619
Bellway PLC	623	23,816
Berkeley Group Holdings PLC	552	27,018
BHP Billiton PLC	5,162	118,797
Big Yellow Group PLC	2,400	29,942
British American Tobacco PLC	3,257	179,045
Bunzl PLC	1,400	41,600
Cairn Energy PLC(1)	15,590	49,968
Carnival PLC	457	26,528
Cineworld Group PLC	5,166	18,346
Compass Group PLC	5,483	117,936
Cranswick PLC	994	42,751
Croda International PLC	474	31,979
Direct Line Insurance Group PLC	5,000	22,559
easyJet PLC	1,560	33,129
Elementis PLC	6,330	21,567
Essentra PLC	5,799	36,586
Experian PLC	2,631	64,597
Ferguson PLC	689	54,336
Fidessa Group PLC	1,027	51,963

16

Security	Shares	Value
Fresnillo PLC	2,137	$29,106
G4S PLC	8,907	32,238
GlaxoSmithKline PLC	12,020	249,658
Grainger PLC	8,331	33,462
Great Portland Estates PLC	4,065	38,124
Halma PLC	4,420	81,537
Hammerson PLC	6,763	46,253
Howden Joinery Group PLC	5,263	32,949
HSBC Holdings PLC	21,196	202,979
Imperial Brands PLC	1,796	68,783
Informa PLC	3,032	31,407
Inmarsat PLC	10,117	75,593
Intertek Group PLC	543	41,888
John Wood Group PLC	5,609	47,855
Johnson Matthey PLC	1,560	76,858
Just Eat PLC(1)	4,768	49,562
Kcom Group PLC	18,722	22,979
Kingfisher PLC	14,750	57,345
Land Securities Group PLC	6,288	77,748
Legal & General Group PLC	20,937	72,051
Lloyds Banking Group PLC	84,432	69,207
LondonMetric Property PLC	32,609	80,543
Merlin Entertainments PLC(2)	8,625	44,586
Micro Focus International PLC	4,372	71,340
Moneysupermarket.com Group PLC	6,528	26,906
National Grid PLC	28,400	303,396
NCC Group PLC	10,809	31,231
NEPI Rockcastle PLC	4,357	40,351
Next PLC	582	45,311
Paragon Banking Group PLC	4,937	32,229
Pearson PLC	3,036	36,772
Pennon Group PLC	7,712	76,101
Phoenix Group Holdings	2,631	23,759
Playtech PLC	4,633	32,676
QinetiQ Group PLC	8,311	29,540
Randgold Resources, Ltd.	329	24,360
Reckitt Benckiser Group PLC	1,112	99,135
RELX PLC	2,558	55,732
Rentokil Initial PLC	5,526	24,568
Rightmove PLC	860	54,942
Rio Tinto PLC	2,924	160,530
Rolls-Royce Holdings PLC	6,692	87,006
Royal Dutch Shell PLC, Class A	7,981	273,484
Royal Dutch Shell PLC, Class B	6,881	241,022
Royal Mail PLC	6,900	42,452
RPC Group PLC	3,999	42,751
RSA Insurance Group PLC	4,203	35,547
Sage Group PLC (The)	11,491	93,708
Segro PLC	8,635	75,266
Severn Trent PLC	3,397	86,217
Shaftesbury PLC	2,131	26,057
Sky PLC	2,246	44,874
Smith & Nephew PLC	3,742	64,789

17

Security	Shares	Value
St. James’s Place PLC	1,932	$30,569
Standard Life Aberdeen PLC	5,380	22,037
Stobart Group, Ltd.	10,700	33,003
TalkTalk Telecom Group PLC	20,733	31,214
Tate & Lyle PLC	7,007	57,310
Tritax Big Box REIT PLC	37,589	75,110
Unilever PLC	2,083	118,991
UNITE Group PLC (The)	2,424	27,826
United Utilities Group PLC	9,445	89,132
Victrex PLC	874	36,213
Vodafone Group PLC	146,200	357,161
WH Smith PLC	1,016	25,652
William Hill PLC	6,621	25,843
WPP PLC	4,460	69,763

		$6,441,396

Total Common Stocks (identified cost $64,815,553)		$72,471,235

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(4)	100,530	$100,530

Total Short-Term Investments (identified cost $100,530)		$100,530

Total Investments — 98.9% (identified cost $64,916,083)		$72,571,765

Other Assets, Less Liabilities — 1.1%		$839,529

Net Assets — 100.0%		$73,411,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $1,667,824 or 2.3% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,709.

18

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.2%	$28,058,657
Japanese Yen	13.1	9,596,698
British Pound Sterling	9.3	6,829,449
Swiss Franc	9.2	6,770,927
Australian Dollar	8.9	6,505,714
Swedish Krona	4.5	3,302,140
Hong Kong Dollar	4.0	2,953,125
United States Dollar	2.6	1,925,129
Norwegian Krone	2.2	1,602,439
Danish Krone	2.1	1,556,695
Singapore Dollar	1.9	1,407,806
Israeli Shekel	1.7	1,227,969
New Zealand Dollar	1.1	794,666
South African Rand	0.1	40,351

Total Investments	98.9%	$72,571,765

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.6%	$7,788,560
Industrials	10.6	7,775,399
Consumer Staples	10.4	7,649,900
Health Care	10.1	7,416,880
Consumer Discretionary	10.0	7,369,941
Materials	9.4	6,905,800
Information Technology	9.0	6,571,978
Real Estate	8.3	6,065,275
Telecommunication Services	7.5	5,512,038
Utilities	6.8	4,997,351
Energy	6.0	4,418,113
Short-Term Investments	0.2	100,530

Total Investments	98.9%	$72,571,765

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

Currency Abbreviations:

SGD	-	Singapore Dollar

19

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$447,627	$21,463,754		$11,692	$21,923,073
Developed Europe	967,999	47,907,748		—	48,875,747
Developed Middle East	444,446	1,227,969		—	1,672,415
Total Common Stocks	$1,860,072	$70,599,471	**	$11,692	$72,471,235
Warrants	$—	$0		$—	$0
Short-Term Investments	—	100,530		—	100,530
Total Investments	$1,860,072	$70,700,001		$11,692	$72,571,765

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance

Short Duration High Income Fund

July 31, 2018 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $42,368,155 and the Fund owned 82.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.9%
Bombardier, Inc., 6.125%, 1/15/23(1)	$500	$509,375
TransDigm, Inc., 5.50%, 10/15/20	500	501,250
TransDigm, Inc., 6.00%, 7/15/22	500	510,100

		$1,520,725

Air Transportation — 2.7%
Air Canada, 7.75%, 4/15/21(1)	$500	$539,375
American Airlines Group, Inc., 5.50%, 10/1/19(1)	500	510,000
United Continental Holdings, Inc., 4.25%, 10/1/22	65	63,619
United Continental Holdings, Inc., 6.00%, 12/1/20	250	262,500

		$1,375,494

Automotive & Auto Parts — 3.2%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20	$500	$508,125
IHO Verwaltungs GmbH, 4.125%, (4.125% Cash or 4.875% PIK), 9/15/21(1)(2)	750	742,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	421,942

		$1,672,567

Banks & Thrifts — 1.1%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$502,500
Ally Financial, Inc., 8.00%, 12/31/18	75	76,650

		$579,150

Broadcasting — 2.4%
Netflix, Inc., 5.50%, 2/15/22	$500	$518,125
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	732,187

		$1,250,312

Building Materials — 2.3%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$250	$245,938
FBM Finance, Inc., 8.25%, 8/15/21(1)	833	870,485
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	45,450

		$1,161,873

Cable/Satellite TV — 2.4%
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	$465	$464,419
Cablevision Systems Corp., 8.00%, 4/15/20	500	525,775
DISH DBS Corp., 5.125%, 5/1/20	250	249,062

		$1,239,256

Capital Goods — 0.0%(3)
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$15	$15,544

		$15,544

Chemicals — 1.0%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$510,000

		$510,000

1

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 2.6%
Mattel, Inc., 2.35%, 8/15/21	$375	$342,188
Spectrum Brands Holdings, Inc., 7.75%, 1/15/22	950	982,062

		$1,324,250

Containers — 1.9%
Ball Corp., 4.375%, 12/15/20	$455	$461,256
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	250	248,913
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(1)(4)	250	253,625

		$963,794

Diversified Financial Services — 4.3%
DAE Funding, LLC, 4.00%, 8/1/20(1)	$705	$703,238
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	766,402
Navient Corp., 8.00%, 3/25/20	500	528,750
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	215,806

		$2,214,196

Diversified Media — 1.9%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$500,000
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	487,188

		$987,188

Energy — 12.9%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$557,818
Antero Resources Corp., 5.375%, 11/1/21	750	763,125
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	170,850
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	23	23,633
Denbury Resources, Inc., 9.00%, 5/15/21(1)	35	37,406
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	535,000
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	772,500
Nabors Industries, Inc., 4.625%, 9/15/21	200	197,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,156
Oasis Petroleum, Inc., 6.875%, 3/15/22	500	510,625
Precision Drilling Corp., 6.50%, 12/15/21	9	8,986
Resolute Energy Corp., 8.50%, 5/1/20	500	501,250
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	156,250
Sable Permian Resources Land, LLC/AEPB Finance Corp., 8.849%, (3 mo. USD LIBOR + 6.50%), 8/1/19(1)(4)	500	447,500
SESI, LLC, 7.125%, 12/15/21	150	152,437
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	65	64,039
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,076	1,116,727
Transocean, Inc., 8.375%, 12/15/21	100	107,500
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	75	75,938
Weatherford International, Ltd., 5.125%, 9/15/20	165	167,062
Whiting Petroleum Corp., 5.75%, 3/15/21	250	255,625

		$6,646,927

Environmental — 0.9%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$467,325

		$467,325

2

Security	Principal Amount (000’s omitted)	Value
Food & Drug Retail — 2.0%
Safeway, Inc., 3.95%, 8/15/20	$330	$320,925
Safeway, Inc., 4.75%, 12/1/21	750	725,625

		$1,046,550

Gaming — 6.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,516
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	641,700
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	271,563
MGM Resorts International, 6.75%, 10/1/20	750	792,187
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	209,213
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	780,000
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	588,962

		$3,314,141

Health Care — 6.9%
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	$500	$523,225
Centene Corp., 4.75%, 5/15/22	500	508,125
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	335	339,084
HCA, Inc., 3.75%, 3/15/19	526	528,130
HCA, Inc., 5.875%, 3/15/22	500	526,875
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	423,500
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22(1)(2)	25	25,938
Tenet Healthcare Corp., 6.00%, 10/1/20	600	625,500
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	52,562

		$3,552,939

Homebuilders/Real Estate — 2.4%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$501,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(1)	250	250,695
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	502,980

		$1,255,550

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$400	$401,500

		$401,500

Metals/Mining — 2.4%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$490,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	556,531
New Gold, Inc., 6.25%, 11/15/22(1)	200	189,000

		$1,235,531

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$150	$153,375

		$153,375

Restaurants — 1.5%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$752,813

		$752,813

Retail — 2.3%
L Brands, Inc., 6.625%, 4/1/21	$500	$528,750
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	154,500
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	495,000

		$1,178,250

3

Security	Principal Amount (000’s omitted)	Value
Services — 2.0%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$200	$205,500
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)	90	84,375
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	246	263,835
United Rentals North America, Inc., 4.625%, 7/15/23	500	503,125

		$1,056,835

Steel — 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$290,600

		$290,600

Technology — 7.8%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,398
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,026,175
EIG Investors Corp., 10.875%, 2/1/24	825	901,313
EMC Corp., 2.65%, 6/1/20	500	487,613
Infor (US), Inc., 5.75%, 8/15/20(1)	133	134,995
Infor (US), Inc., 6.50%, 5/15/22	250	254,375
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(2)	395	400,431
Nokia Oyj, 3.375%, 6/12/22	250	241,875
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	502,515
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	50	47,000

		$4,021,690

Telecommunications — 6.2%
Digicel, Ltd., 6.00%, 4/15/21(1)	$650	$603,687
Frontier Communications Corp., 10.50%, 9/15/22	15	13,688
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	230,344
Hughes Satellite Systems Corp., 7.625%, 6/15/21	250	269,062
Level 3 Financing, Inc., 5.375%, 8/15/22	500	502,500
SBA Communications Corp., 4.00%, 10/1/22	75	72,962
Sprint Communications, Inc., 7.00%, 8/15/20	375	392,812
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	443,957
Sprint Corp., 7.25%, 9/15/21	625	658,594

		$3,187,606

Utilities — 3.7%
AES Corp. (The), 4.00%, 3/15/21	$570	$570,712
AES Corp. (The), 4.875%, 5/15/23	500	504,375
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	337,750
Vistra Energy Corp., 5.875%, 6/1/23	500	516,875

		$1,929,712

Total Corporate Bonds & Notes (identified cost $45,480,958)		$45,305,693

4

Senior Floating-Rate Loans — 6.6%(5)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Navistar International Corporation, Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$194	$195,298

		$195,298

Energy — 1.0%
Chesapeake Energy Corporation, Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$240	$251,625
Drillship Hydra Owners, Inc., Term Loan, Maturing 9/20/24(6)	250	262,657

		$514,282

Gaming — 1.2%
GLP Financing, LLC, Term Loan, 3.58%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	$636	$631,591

		$631,591

Services — 1.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$190	$167,105
AlixPartners, LLP, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	494	495,161
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	70,612

		$732,878

Technology — 2.0%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$462	$464,162
Veritas Bermuda, Ltd., Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing 1/27/23(7)	615	570,660

		$1,034,822

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$285	$289,750

		$289,750

Total Senior Floating-Rate Loans (identified cost $3,433,758)		$3,398,621

Convertible Bonds — 2.9%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$235,880

		$235,880

Utilities — 2.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$318,944

5

Security	Principal Amount (000’s omitted)	Value
NRG Yield, Inc., 3.50%, 2/1/19(1)	$695	$695,000
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	268,245

		$1,282,189

Total Convertible Bonds (identified cost $1,475,762)		$1,518,069

Miscellaneous — 0.0%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(8)(9)	$125	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(10)	918,169	$918,169

		$918,169

Total Short-Term Investments (identified cost $918,169)		$918,169

Total Investments — 99.1% (identified cost $51,308,647)		$51,140,552

Other Assets, Less Liabilities — 0.9%		$459,363

Net Assets — 100.0%		$51,599,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $21,236,224 or 41.2% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Amount is less than 0.05%.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(5)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

6

However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(6)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(7)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Non-income producing security.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $15,423.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$45,305,693	$—	$45,305,693
Senior Floating-Rate Loans	—	3,398,621	—	3,398,621
Convertible Bonds	—	1,518,069	—	1,518,069
Miscellaneous	—	—	0	0
Short-Term Investments	—	918,169	—	918,169
Total Investments	$—	$51,140,552	$0	$51,140,552

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

7

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Government Income Fund

July 31, 2018 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short-Term U.S. Government Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $1,036,505,822 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short-Term U.S. Government Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 14.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.145%, (COF + 1.25%), with maturity at 2025(1)	$138		$138,715
2.622%, (COF + 1.87%), with maturity at 2022(1)	1		1,174
2.866%, (COF + 1.25%), with maturity at 2035(1)	1,389		1,424,243
2.954%, (COF + 2.26%), with maturity at 2025(1)	341		350,672
3.141%, (1 yr. CMT + 2.00%), with maturity at 2020(1)	0	(2)	344
3.428%, (COF + 1.25%), with maturity at 2032(1)	289		286,430
3.716%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	4,768		5,019,005
3.756%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,790		1,862,803
3.77%, (COF + 1.25%), with maturity at 2034(1)	102		107,942
3.784%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,774		1,838,926
3.791%, (1 yr. CMT + 2.24%), with maturity at 2038(1)	1,766		1,855,587
3.801%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	282		283,958
3.825%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	2,407		2,477,958
4.068%, (COF + 2.29%), with maturity at 2037(1)	1,513		1,584,057
4.135%, (COF + 1.25%), with maturity at 2029(1)	67		66,325
4.19%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	335		341,214
4.437%, (COF + 1.25%), with maturity at 2030(1)	402		426,743
4.50%, with various maturities to 2035	770		796,550
4.669%, (COF + 1.25%), with maturity at 2033(1)	1,611		1,666,787
5.00%, with maturity at 2018	13		13,404
6.00%, with maturity at 2029	265		288,828
7.00%, with various maturities to 2035	592		659,774
8.00%, with various maturities to 2025	5		5,019

			$21,496,458

Federal National Mortgage Association:
2.064%, (COF + 1.25%), with maturity at 2033(1)	$311		$314,122
2.145%, (COF + 1.25%), with various maturities to 2037(1)	577		581,172
2.213%, (COF + 1.25%), with maturity at 2038(1)	239		240,432
2.518%, (COF + 1.25%), with maturity at 2020(1)	12		11,890
2.691%, (COF + 1.80%), with maturity at 2029(1)	4		3,761
2.754%, (COF + 1.25%), with maturity at 2036(1)	158		154,610
2.879%, (COF + 2.10%), with maturity at 2030(1)	220		225,776
2.996%, (COF + 2.25%), with maturity at 2030(1)	19		18,946
3.134%, (COF + 2.53%), with maturity at 2021(1)	19		19,488
3.146%, (COF + 1.25%), with maturity at 2034(1)	1,239		1,277,710
3.208%, (COF + 1.25%), with maturity at 2036(1)	401		397,448
3.324%, (1 yr. CMT + 2.12%), with maturity at 2033(1)	565		593,541
3.419%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	4,068		4,266,627
3.51%, (COF + 1.25%), with maturity at 2034(1)	1,961		2,047,491
3.589%, (1 yr. CMT + 2.15%), with maturity at 2040(1)	554		579,192
3.593%, (COF + 2.36%), with maturity at 2026(1)	458		476,889
3.65%, (1 yr. CMT + 2.14%), with maturity at 2037(1)	1,561		1,633,113
3.662%, (1 yr. CMT + 2.13%), with maturity at 2031(1)	1,207		1,230,226
3.672%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	2,925		3,080,929

1

Security	Principal Amount (000’s omitted)	Value
3.703%, (COF + 1.25%), with maturity at 2035(1)	$622	$647,848
3.706%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,396	1,469,251
3.735%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	497	522,403
3.747%, (COF + 1.79%), with maturity at 2036(1)	1,098	1,159,163
3.853%, (COF + 1.25%), with maturity at 2036(1)	101	101,998
3.863%, (COF + 1.77%), with maturity at 2035(1)	547	580,051
3.917%, (COF + 1.25%), with maturity at 2034(1)	1,195	1,242,829
3.997%, (1 yr. CMT + 2.45%), with maturity at 2038(1)	858	901,091
4.002%, (COF + 1.74%), with maturity at 2035(1)	863	893,278
4.107%, (COF + 1.25%), with maturity at 2033(1)	455	473,513
4.168%, (COF + 1.81%), with maturity at 2034(1)	451	478,195
4.175%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	644	665,400
4.195%, (1 yr. CMT + 2.51%), with maturity at 2019(1)	43	42,896
4.254%, (COF + 1.84%), with maturity at 2021(1)	39	39,582
4.48%, (COF + 1.83%), with maturity at 2021(1)	82	83,509
4.665%, (COF + 1.49%), with maturity at 2029(1)	653	693,294
4.759%, (COF + 1.87%), with maturity at 2034(1)	618	642,278
5.00%, with various maturities to 2019	47	46,907
5.00%, with maturity at 2048(3)	6,916	7,187,835
5.006%, (COF + 1.73%), with maturity at 2034(1)	309	327,403
6.00%, with various maturities to 2031	404	435,765
6.323%, (COF + 2.00%), with maturity at 2032(1)	155	166,837
7.00%, with maturity at 2035	2,712	3,042,892
8.00%, with maturity at 2034	492	547,366

		$39,544,947

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$342	$346,660
4.50%, with maturity at 2047	10,594	11,027,748
5.00%, with various maturities to 2048	73,452	77,212,224
8.25%, with maturity at 2020	12	12,595

		$88,599,227

Total Mortgage Pass-Throughs (identified cost $149,470,993)		$149,640,632

Collateralized Mortgage Obligations — 81.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.535%, (COF + 0.65%), 10/15/22(4)	$15	$14,688
Series 2135, Class JZ, 6.00%, 3/15/29	845	912,548
Series 3866, Class DF, 3.522%, (1 mo. USD LIBOR + 1.45%), 5/15/41(4)	2,325	2,396,203
Series 4102, Class DF, 3.242%, (1 mo. USD LIBOR + 1.15%), 9/15/42(4)	2,315	2,358,434
Series 4114, Class YF, 3.172%, (1 mo. USD LIBOR + 1.00%), 10/15/42(4)	3,209	3,267,759
Series 4159, Class FP, 2.992%, (1 mo. USD LIBOR + 0.90%), 11/15/42(4)	2,057	2,062,010
Series 4177, Class MP, 2.50%, 3/15/43	574	521,383
Series 4180, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/43(4)	5,700	5,712,087
Series 4204, Class AF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	2,855	2,861,247
Series 4223, Class NF, 3.042%, (1 mo. USD LIBOR + 0.95%), 7/15/43(4)	7,205	7,307,245

2

Security	Principal Amount (000’s omitted)	Value
Series 4249, Class CF, 2.892%, (1 mo. USD LIBOR + 0.80%), 9/15/43(4)	$16,990	$17,168,236
Series 4299, Class JG, 2.50%, 7/15/43	5,182	5,037,688
Series 4337, Class YT, 3.50%, 4/15/49	2,549	2,499,531
Series 4385, Class SC, 4.452%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(5)	110	85,494
Series 4389, Class CA, 3.00%, 9/15/44	6,358	6,167,650
Series 4407, Class LN, 4.445%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(5)	59	51,574
Series 4448, Class AF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	12,018	12,107,987
Series 4495, Class JA, 3.50%, 5/15/45	2,408	2,366,413
Series 4584, Class PM, 3.00%, 5/15/46	2,600	2,535,402
Series 4594, Class FM, 3.092%, (1 mo. USD LIBOR + 1.00%), 6/15/46(4)	1,653	1,668,446
Series 4608, Class TV, 3.50%, 1/15/55	2,522	2,443,825
Series 4619, Class KF, 2.842%, (1 mo. USD LIBOR + 0.75%), 6/15/39(4)	1,998	1,990,278
Series 4631, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 10/15/46(4)	1,991	2,003,119
Series 4631, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/15/46(4)	12,784	12,908,561
Series 4637, Class QF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	13,162	13,187,376
Series 4639, Class KF, 3.392%, (1 mo. USD LIBOR + 1.30%), 12/15/44(4)	11,400	11,562,967
Series 4645, Class CF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/44(4)	11,087	11,166,760
Series 4648, Class WF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/47(4)	904	910,345
Series 4678, Class PC, 3.00%, 1/15/46	7,955	7,835,773
Series 4680, Class YF, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/15/46(4)	2,762	2,765,829
Series 4681, Class JZ, 2.50%, 5/15/47	1,121	1,034,878
Series 4681, Class MF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/47(4)	1,177	1,180,948
Series 4700, Class UF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/47(4)	6,220	6,244,980
Series 4703, Class TZ, 4.00%, 7/15/47	322	310,861
Series 4708, Class F, 2.372%, (1 mo. USD LIBOR + 0.30%), 8/15/47(4)	17,166	17,186,071
Series 4717, Class PF, 3.072%, (1 mo. USD LIBOR + 1.00%), 8/15/47(4)	11,401	11,417,337
Series 4731, Class FQ, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/15/47(4)	3,130	3,136,619
Series 4735, Class F, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/15/47(4)	8,461	8,487,590
Series 4746, Class CZ, 4.00%, 11/15/47	2,024	1,961,097
Series 4749, Class HF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/48(4)	7,574	7,603,810
Series 4751, Class ZC, 4.00%, 11/15/47	1,687	1,642,798
Series 4754, Class FJ, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	9,318	9,335,414
Series 4754, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/54(4)	15,137	15,173,490
Series 4767, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	12,303	12,309,262
Series 4767, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	4,116	4,117,796
Series 4768, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	4,325	4,331,030
Series 4774, Class MH, 4.50%, 12/15/42	19,072	19,671,665
Series 4774, Class QD, 4.50%, 1/15/43	9,570	9,868,932
Series 4775, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	5,030	5,032,540
Series 4776, Class C, 4.50%, 3/15/43	19,342	19,954,686
Series 4777, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	9,506	9,501,757
Series 4795, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	6,506	6,509,488
Series 4795, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 6/15/48(4)	34,222	34,212,391
Series 4808, Class FA, 3.072%, (1 mo. USD LIBOR + 1.00%), 6/15/48(4)	6,348	6,357,689
Series 4814, Class KC, 4.50%, 5/15/43	25,000	25,953,819
Series 4815, Class DF, 3.10%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	14,775	14,788,351
Series 4818, Class BF, 3.098%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	15,240	15,269,507
Interest Only:(6)
Series 362, Class C11, 4.00%, 12/15/47	21,692	4,845,855
Series 3030, Class SL, 4.028%, (6.10% - 1 mo. USD LIBOR), 9/15/35(5)	2,726	375,332
Series 3114, Class TS, 4.578%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	6,506	690,114
Series 3339, Class JI, 4.518%, (6.59% - 1 mo. USD LIBOR), 7/15/37(5)	2,261	329,208

3

Security	Principal Amount (000’s omitted)	Value
Series 3872, Class NI, 5.50%, 12/15/21	$1,983	$101,786
Series 4088, Class EI, 3.50%, 9/15/41	3,742	610,883
Series 4094, Class CS, 3.928%, (6.00% - 1 mo. USD LIBOR), 8/15/42(5)	4,296	702,866
Series 4109, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	3,160	462,078
Series 4212, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 7/15/38(5)	6,722	499,358
Series 4452, Class SP, 4.128%, (6.20% - 1 mo. USD LIBOR), 10/15/43(5)	4,795	676,432
Series 4497, Class CS, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	3,461	657,193
Series 4507, Class EI, 4.00%, 8/15/44	11,299	2,121,765
Series 4507, Class MI, 3.50%, 8/15/44	4,627	871,172
Series 4520, Class PI, 4.00%, 8/15/45	22,926	3,664,805
Series 4549, Class DS, 3.828%, (5.90% - 1 mo. USD LIBOR), 8/15/45(5)	8,933	1,605,302
Series 4637, Class IP, 3.50%, 4/15/44	3,295	552,466
Series 4653, Class PI, 3.50%, 7/15/44	3,893	591,863
Series 4672, Class LI, 3.50%, 1/15/43	4,027	592,111
Series 4676, Class DI, 4.00%, 7/15/44	6,427	1,054,765
Series 4749, Class IL, 4.00%, 12/15/47	5,702	1,352,902
Series 4768, Class IO, 4.00%, 3/15/48	6,783	1,609,913
Series 4768, Class KI, 4.00%, 11/15/47	11,064	2,503,083
Series 4772, Class PI, 4.00%, 1/15/48	6,891	1,627,879
Series 4791, Class JI, 4.00%, 5/15/48	14,780	3,516,402
Principal Only:(7)
Series 213, Class PO, 0.00%, 6/1/31	2,949	2,594,771
Series 239, Class PO, 0.00%, 8/15/36	1,429	1,211,812
Series 246, Class PO, 0.00%, 5/15/37	3,241	2,923,491
Series 3072, Class WO, 0.00%, 11/15/35	1,273	1,085,340
Series 3342, Class KO, 0.00%, 7/15/37	403	359,002
Series 3476, Class PO, 0.00%, 7/15/38	717	615,558
Series 3862, Class PO, 0.00%, 5/15/41	1,274	1,078,844

		$457,956,015

Federal National Mortgage Association:
Series G93-17, Class FA, 3.064%, (1 mo. USD LIBOR + 1.00%), 4/25/23(4)	$39	$39,885
Series G93-36, Class ZQ, 6.50%, 12/25/23	194	205,319
Series G97-4, Class FA, 2.873%, (1 mo. USD LIBOR + 0.80%), 6/17/27(4)	220	223,064
Series 1993-203, Class PL, 6.50%, 10/25/23	186	197,244
Series 1994-14, Class F, 2.485%, (COF + 1.60%), 10/25/23(4)	180	182,548
Series 2001-4, Class GA, 9.221%, 4/17/25(8)	11	12,114
Series 2009-48, Class WA, 5.834%, 7/25/39(8)	704	753,270
Series 2009-62, Class WA, 5.575%, 8/25/39(8)	1,093	1,163,718
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,181	1,186,078
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	412	439,281
Series 2012-14, Class MH, 2.00%, 12/25/40	380	368,524
Series 2012-35, Class GE, 3.00%, 5/25/40	5,545	5,502,096
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,806	2,252,386
Series 2013-19, Class HF, 3.064%, (1 mo. USD LIBOR + 1.00%), 3/25/43(4)	2,635	2,644,017
Series 2013-52, Class GA, 1.00%, 6/25/43	3,684	3,482,869
Series 2013-52, Class MD, 1.25%, 6/25/43	3,098	2,769,337
Series 2013-67, Class NF, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/43(4)	1,856	1,862,351
Series 2013-119, Class PD, 2.50%, 1/25/43	445	434,261
Series 2014-1, Class HF, 3.592%, (1 mo. USD LIBOR + 1.50%), 6/25/43(4)	2,000	2,025,197
Series 2014-5, Class LB, 2.50%, 7/25/43	1,371	1,341,140

4

Security	Principal Amount (000’s omitted)	Value
Series 2015-4, Class BF, 2.464%, (1 mo. USD LIBOR + 0.40%), 2/25/45(4)	$14,231	$14,319,115
Series 2015-74, Class SL, 1.137%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	1,883	1,056,864
Series 2015-93, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/25/46(4)	996	1,005,355
Series 2016-20, Class ZA, 2.50%, 12/25/41	1,835	1,587,920
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,341	2,889,322
Series 2016-49, Class VF, 3.092%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	2,237	2,255,324
Series 2016-55, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	2,259	2,276,364
Series 2016-89, Class ZH, 3.00%, 12/25/46	913	846,021
Series 2017-13, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/25/47(4)	1,196	1,205,226
Series 2017-15, Class LE, 3.00%, 6/25/46	4,086	4,004,234
Series 2017-20, Class KB, 3.00%, 4/25/47	3,247	3,106,978
Series 2017-26, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/25/47(4)	15,559	15,746,683
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,131	1,039,609
Series 2017-49, Class PF, 3.092%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	2,196	2,192,989
Series 2017-50, Class CZ, 3.00%, 7/25/53	2,217	2,159,299
Series 2017-56, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	6,995	7,036,227
Series 2017-57, Class FA, 2.464%, (1 mo. USD LIBOR + 0.40%), 8/25/57(4)	11,833	11,897,113
Series 2017-60, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 8/25/47(4)	3,813	3,816,281
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,510	3,072,276
Series 2017-76, Class Z, 3.00%, 10/25/57	3,440	3,101,984
Series 2017-96, Class FM, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	3,606	3,614,218
Series 2017-96, Class Z, 3.00%, 12/25/57	1,296	1,191,508
Series 2017-99, Class FY, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/25/47(4)	6,926	6,915,769
Series 2017-105, Class BF, 2.992%, (1 mo. USD LIBOR + 0.90%), 1/25/48(4)	4,126	4,107,438
Series 2017-106, Class HF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/25/48(4)	4,724	4,730,769
Series 2017-109, Class LF, 3.042%, (1 mo. USD LIBOR + 0.95%), 1/25/48(4)	1,316	1,313,140
Series 2018-4, Class FM, 2.364%, (1 mo. USD LIBOR + 0.30%), 2/25/48(4)	30,927	30,894,757
Series 2018-11, Class CF, 3.064%, (1 mo. USD LIBOR + 1.00%), 2/25/48(4)	4,619	4,641,118
Series 2018-13, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	4,749	4,741,797
Series 2018-13, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	8,017	8,017,840
Series 2018-14, Class TF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	8,284	8,277,104
Series 2018-19, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/25/58(4)	7,953	7,951,178
Series 2018-39, Class EF, 2.364%, (1 mo. USD LIBOR + 0.30%), 6/25/48(4)	14,950	14,931,156
Series 2018-47, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 7/25/48(4)	5,902	5,907,223
Series 2018-52, Class F, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/48(4)	15,371	15,385,210
Series 2018-57, Class HF, 3.079%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	4,700	4,701,865
Series 2018-59, Class KF, 3.09%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	17,087	17,113,710
Interest Only:(6)
Series 296, Class 2, 8.00%, 4/25/24	469	58,373
Series 402, Class 2, 4.00%, 5/25/39	6,686	1,268,787
Series 424, Class C8, 3.50%, 2/25/48	19,634	4,217,395
Series 2004-60, Class SW, 4.986%, (7.05% - 1 mo. USD LIBOR), 4/25/34(5)	3,335	425,753
Series 2005-68, Class XI, 6.00%, 8/25/35	2,856	797,778
Series 2006-65, Class PS, 5.156%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	1,933	328,982
Series 2007-99, Class SD, 4.336%, (6.40% - 1 mo. USD LIBOR), 10/25/37(5)	3,113	432,057
Series 2007-102, Class ST, 4.376%, (6.44% - 1 mo. USD LIBOR), 11/25/37(5)	1,558	217,997
Series 2010-135, Class SD, 3.936%, (6.00% - 1 mo. USD LIBOR), 6/25/39(5)	2,495	150,308
Series 2011-13, Class AI, 4.50%, 7/25/21	666	21,046
Series 2011-59, Class IW, 6.00%, 7/25/41	2,169	524,437
Series 2011-82, Class AI, 5.50%, 8/25/26	984	41,051
Series 2011-101, Class IC, 3.50%, 10/25/26	6,174	535,494
Series 2012-73, Class MS, 3.986%, (6.05% - 1 mo. USD LIBOR), 5/25/39(5)	2,909	198,433

5

Security	Principal Amount (000’s omitted)	Value
Series 2012-86, Class CS, 4.036%, (6.10% - 1 mo. USD LIBOR), 4/25/39(5)	$2,444	$177,479
Series 2012-94, Class SL, 4.636%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	7,709	892,512
Series 2012-103, Class GS, 4.036%, (6.10% - 1 mo. USD LIBOR), 2/25/40(5)	6,059	440,104
Series 2012-112, Class SB, 4.086%, (6.15% - 1 mo. USD LIBOR), 9/25/40(5)	7,218	968,612
Series 2012-147, Class SA, 4.036%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	2,830	474,280
Series 2013-127, Class BI, 3.50%, 5/25/39	3,269	280,847
Series 2013-127, Class LI, 3.50%, 5/25/39	3,251	279,253
Series 2014-41, Class SA, 3.986%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	4,393	903,894
Series 2014-55, Class IL, 3.50%, 9/25/44	4,078	712,881
Series 2014-55, Class IN, 3.50%, 7/25/44	3,494	594,348
Series 2014-89, Class IO, 3.50%, 1/25/45	5,546	1,042,311
Series 2015-22, Class GI, 3.50%, 4/25/45	2,946	500,155
Series 2015-31, Class SG, 4.036%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	4,806	937,025
Series 2015-36, Class IL, 3.00%, 6/25/45	4,504	717,074
Series 2015-61, Class QI, 3.50%, 5/25/43	5,867	923,261
Series 2016-1, Class SJ, 4.086%, (6.15% - 1 mo. USD LIBOR), 2/25/46(5)	6,590	1,118,024
Series 2016-61, Class DI, 3.00%, 4/25/46	5,048	642,975
Series 2018-21, Class IO, 3.00%, 4/25/48	25,035	5,006,712
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	3,237	2,798,415
Series 380, Class 1, 0.00%, 7/25/37	710	607,937
Series 2007-17, Class PO, 0.00%, 3/25/37	553	476,805
Series 2009-82, Class PO, 0.00%, 10/25/39	1,328	1,133,106
Series 2012-5, Class PO, 0.00%, 12/25/39	924	798,949
Series 2012-61, Class PO, 0.00%, 8/25/37	3,766	3,208,642
Series 2014-17, Class PO, 0.00%, 4/25/44	3,063	2,408,159

		$293,397,334

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$839,054
Series 2012-77, Class MT, 2.462%, (1 mo. USD LIBOR + 0.39%), 5/16/41(4)	1,044	1,012,418
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,555,340
Series 2015-144, Class KB, 3.00%, 8/20/44	504	459,141
Series 2016-129, Class ZC, 2.00%, 6/20/45	967	879,830
Series 2016-168, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/20/46(4)	11,003	11,110,656
Series 2017-5, Class ZA, 2.50%, 1/20/47	1,947	1,838,055
Series 2017-6, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/20/47(4)	988	986,950
Series 2017-95, Class EM, 2.50%, 5/20/40	54	48,561
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,972	2,741,647
Series 2017-121, Class DF, 2.586%, (1 mo. USD LIBOR + 0.50%), 8/20/47(4)	17,994	18,004,379
Series 2017-137, Class AF, 2.586%, (1 mo. USD LIBOR + 0.50%), 9/20/47(4)	8,803	8,840,922
Series 2017-147, Class HF, 3.086%, (1 mo. USD LIBOR + 1.00%), 9/20/47(4)	11,569	11,576,771
Series 2017-176, Class DF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	1,363	1,362,283
Series 2017-186, Class WF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	8,349	8,342,967
Series 2018-63, Class CF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/20/48(4)	6,609	6,607,750
Series 2018-67, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/20/48(4)	1,711	1,710,790
Series 2018-76, Class LF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/20/48(4)	1,211	1,211,457
Interest Only:(6)
Series 2011-48, Class SD, 4.584%, (6.67% - 1 mo. USD LIBOR), 10/20/36(5)	1,671	70,130
Series 2014-98, Class IM, 0.666%, 1/20/43(8)	22,550	680,547
Series 2015-116, Class AS, 3.614%, (5.70% - 1 mo. USD LIBOR), 8/20/45(5)	2,730	270,787
Series 2015-151, Class KI, 0.272%, 11/20/42(8)	32,430	812,944

6

Security	Principal Amount (000’s omitted)	Value
Series 2017-104, Class SD, 4.114%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	$8,711	$1,447,780
Series 2017-121, Class DS, 2.414%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	14,639	875,714
Principal Only:(7)
Series 2009-117, Class PO, 0.00%, 12/16/39	2,163	1,780,054
Series 2010-88, Class OA, 0.00%, 7/20/40	1,653	1,343,653
Series 2015-24, Class KO, 0.00%, 6/20/35	2,246	1,961,604

		$88,372,184

Total Collateralized Mortgage Obligations (identified cost $851,040,685)		$839,725,533

Small Business Administration Loans (Interest Only)(9) — 2.5%

Description	Principal Amount (000’s omitted)	Value
1.909%, 7/15/42	$5,598	$463,912
2.159%, 9/15/41 to 8/15/42	8,259	739,475
2.220%, 11/1/32 to 5/16/43(10)	160,534	10,965,788
2.397%, 2/21/33 to 4/1/43(10)	38,849	3,787,080
2.409%, 6/15/42 to 7/15/42	12,822	1,326,498
2.482%, 9/15/41	2,659	254,813
2.659%, 6/15/42 to 7/15/42	8,737	982,249
2.841%, 3/21/23 to 12/13/42(10)	61,080	4,923,568
3.151%, 1/21/24 to 7/28/42(10)	32,252	2,608,649
3.453%, 3/10/26 to 3/23/42(10)	1,263	147,477

Total Small Business Administration Loans (Interest Only) (identified cost $26,316,383)		$26,199,509

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(11)	20,122,117	$20,122,117

Total Short-Term Investments (identified cost $20,122,117)		$20,122,117

Total Investments — 99.9% (identified cost $1,046,950,178)		$1,035,687,791

Other Assets, Less Liabilities — 0.1%		$818,042

Net Assets — 100.0%		$1,036,505,833

7

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(2)	Principal amount is less than $500.

(3)	When-issued security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2018 of all interest only securities comprising the certificate.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $289,172.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	2,002	Long	Dec-18	$487,086,600	$(1,205,150)
CME 90-Day Eurodollar	2,002	Short	Dec-19	(485,184,700)	1,708,213
CME 90-Day Eurodollar	3,300	Long	Mar-20	799,672,500	(330,000)
CME 90-Day Eurodollar	600	Short	Jun-20	(145,395,000)	223,214
CME 90-Day Eurodollar	3,300	Short	Mar-21	(799,837,500)	(41,250)
U.S. 2-Year Treasury Note	434	Short	Sep-18	(91,736,750)	196,656
U.S. 5-Year Treasury Note	300	Short	Sep-18	(33,937,500)	255,469
U.S. 10-Year Treasury Note	300	Short	Sep-18	(35,826,563)	281,797

					$1,088,949

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

8

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the Portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,665,349 and $1,576,400, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$149,640,632	$—	$149,640,632
Collateralized Mortgage Obligations	—	839,725,533	—	839,725,533
Small Business Administration Loans (Interest Only)	—	26,199,509	—	26,199,509
Short-Term Investments	—	20,122,117	—	20,122,117
Total Investments	$—	$1,035,687,791	$—	$1,035,687,791
Futures Contracts	$2,665,349	$—	$—	$2,665,349
Total	$2,665,349	$1,035,687,791	$—	$1,038,353,140

Liability Description
Futures Contracts	$(1,576,400)	$—	$—	$(1,576,400)
Total	$(1,576,400)	$—	$—	$(1,576,400)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about October 12, 2018.

9

Eaton Vance

Short Duration Strategic Income Fund

July 31, 2018 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2018, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 7.2% of Emerging Markets Local Income Portfolio’s outstanding interests, 7.8% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 92.5% of Global Opportunities Portfolio’s outstanding interests, 5.1% of High Income Opportunities Portfolio’s outstanding interests, 1.6% of Senior Debt Portfolio’s outstanding interests and 16.5% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2018 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $0)		$21,648	0.0	%(1)

Emerging Markets Local Income Portfolio (identified cost, $61,276,482)		58,011,617	2.6

Global Macro Absolute Return Advantage Portfolio (identified cost, $393,960,724)		397,942,372	17.7

Global Macro Portfolio (identified cost, $226)		10,134	0.0	(1)

Global Opportunities Portfolio (identified cost, $1,523,593,945)		1,484,934,157	66.2

High Income Opportunities Portfolio (identified cost, $69,270,518)		77,611,953	3.5

Senior Debt Portfolio (identified cost, $161,852,990)		160,842,293	7.2

Short Duration High Income Portfolio (identified cost, $8,818,046)		8,526,539	0.4

Total Investments in Affiliated Portfolios (identified cost $2,218,772,931)		$2,187,900,713	97.6%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,363,973	$57,275,760	2.5%

Total Investments in Affiliated Investment Funds (identified cost $61,601,498)		$57,275,760	2.5%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Eurodollar Time Deposit, 0.35%, 8/1/18	$591	$591	0.0	%(1)

Total Short-Term Investments (identified cost $591)		$591	0.0	%(1)

Total Investments (identified cost $2,280,375,020)		$2,245,177,064	100.1%

Other Assets, Less Liabilities		$(2,956,422)	(0.1)%

Net Assets		$2,242,220,642	100.0%

(1)	Amount is less than 0.05%.

1

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,985,273	378,700	—	6,363,973	$57,275,760	$3,564,151	$—	$(3,447,752)

					$57,275,760	$3,564,151	$—	$(3,447,752)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,187,900,713	$—	$—	$2,187,900,713
Investments in Affiliated Investment Funds	57,275,760	—	—	57,275,760
Short-Term Investments	—	591	—	591
Total Investments	$2,245,176,473	$591	$—	$2,245,177,064

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Global Opportunities Portfolio

July 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 27.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$163,089	$182,484
Series 4273, Class SP, 6.421%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	554,582
Series 4407, Class LN, 4.445%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	177,809	154,722
Series 4637, Class CU, 3.00%, 8/15/44	11,983,282	11,109,865
Series 4677, Class SB, 7.632%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	3,262,367	3,096,035
Series 4703, Class TZ, 4.00%, 7/15/47	362,655	350,069
Series 4753, Class FP, 2.422%, (1 mo. USD LIBOR + 0.35%), 12/15/47(2)	63,819,823	64,033,746
Series 4774, Class QD, 4.50%, 1/15/43	21,053,582	21,711,650
Interest Only:(3)
Series 267, Class S5, 3.928%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	14,622,964	2,073,120
Series 2631, Class DS, 5.028%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,784,904	369,328
Series 2953, Class LS, 4.628%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	2,170,054	154,908
Series 2956, Class SL, 4.928%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,383,959	205,130
Series 3114, Class TS, 4.578%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,924,532	522,343
Series 3153, Class JI, 4.548%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,348,482	480,489
Series 3727, Class PS, 4.628%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)	720,587	5,621
Series 3745, Class SA, 4.678%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,712,495	84,392
Series 3845, Class ES, 4.578%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	703,093	12,838
Series 3969, Class SB, 4.578%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	1,259,298	52,490
Series 3973, Class SG, 4.578%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,536,867	171,783
Series 4007, Class JI, 4.00%, 2/15/42	2,886,813	574,945
Series 4050, Class IB, 3.50%, 5/15/41	13,752,214	2,102,122
Series 4067, Class JI, 3.50%, 6/15/27	11,320,221	1,171,061
Series 4070, Class S, 4.028%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	17,768,085	2,349,953
Series 4095, Class HS, 4.028%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	5,694,630	652,441
Series 4109, Class ES, 4.078%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,758	13,499
Series 4109, Class KS, 4.028%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	1,029,190	36,736
Series 4109, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,895,538	1,008,261
Series 4149, Class S, 4.178%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	5,146,019	720,506
Series 4163, Class GS, 4.128%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	4,097,305	633,158
Series 4169, Class AS, 4.178%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	6,338,059	811,554
Series 4180, Class GI, 3.50%, 8/15/26	4,908,181	375,575
Series 4188, Class AI, 3.50%, 4/15/28	8,638,585	771,904
Series 4189, Class SQ, 4.078%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	7,250,556	919,183
Series 4203, Class QS, 4.178%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,880,334	596,611
Series 4212, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	11,260,862	836,519
Series 4233, Class GI, 3.50%, 3/15/25	832,331	11,283
Series 4323, Class CI, 4.00%, 3/15/40	8,128,816	730,458
Series 4332, Class IK, 4.00%, 4/15/44	3,198,453	728,670
Series 4332, Class KI, 4.00%, 9/15/43	3,031,632	553,035
Series 4343, Class PI, 4.00%, 5/15/44	6,560,047	1,465,614
Series 4370, Class IO, 3.50%, 9/15/41	4,348,799	680,145
Series 4381, Class SK, 4.078%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	7,267,337	1,296,064

1

Security	Principal Amount	Value
Series 4388, Class MS, 4.028%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	$8,139,983	$1,509,846
Series 4408, Class IP, 3.50%, 4/15/44	9,709,993	1,872,176
Series 4452, Class SP, 4.128%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	14,063,796	1,983,867
Series 4497, Class CS, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	21,313,999	4,047,339
Series 4507, Class MI, 3.50%, 8/15/44	11,944,294	2,248,671
Series 4507, Class SJ, 4.108%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	12,236,142	2,102,797
Series 4520, Class PI, 4.00%, 8/15/45	53,016,961	8,474,862
Series 4526, Class PI, 3.50%, 1/15/42	7,519,683	1,180,307
Series 4528, Class BS, 4.078%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	12,048,946	2,364,910
Series 4629, Class QI, 3.50%, 11/15/46	13,006,955	2,280,214
Series 4637, Class IP, 3.50%, 4/15/44	5,980,926	1,002,765
Series 4644, Class TI, 3.50%, 1/15/45	11,437,596	2,131,568
Series 4653, Class PI, 3.50%, 7/15/44	6,551,934	996,021
Series 4667, Class PI, 3.50%, 5/15/42	25,919,170	4,060,751
Series 4672, Class LI, 3.50%, 1/15/43	13,232,153	1,945,508
Series 4744, Class IO, 4.00%, 11/15/47	9,698,802	2,074,255
Series 4749, Class IL, 4.00%, 12/15/47	8,047,206	1,909,363
Series 4767, Class IM, 4.00%, 5/15/45	15,567,747	2,590,022
Series 4768, Class IO, 4.00%, 3/15/48	10,201,872	2,421,366
Principal Only:(4)
Series 4417, Class KO, 0.00%, 12/15/43	1,592,497	951,007
Series 4478, Class PO, 0.00%, 5/15/45	3,949,651	3,149,839

		$175,662,346

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.714%, (1 mo. USD LIBOR + 4.65%), 10/25/28(2)	$1,750,000	$2,022,041
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	20,310,000	22,344,808
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	3,234,730	3,363,619
Series 2018-DNA1, Class M2, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,000,000	2,974,825
Series 2018-DNA1, Class M2B, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	5,040,400	4,860,802

		$35,566,095

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$314,477	$340,130
Series 1994-42, Class K, 6.50%, 4/25/24	197,710	209,913
Series 2009-62, Class WA, 5.575%, 8/25/39(5)	2,093,275	2,229,583
Series 2013-6, Class TA, 1.50%, 1/25/43	2,484,643	2,376,370
Series 2017-66, Class ZJ, 3.00%, 9/25/57	5,016,935	4,390,907
Series 2017-76, Class Z, 3.00%, 10/25/57	8,071,928	7,278,206
Series 2018-3, Class FC, 2.414%, (1 mo. USD LIBOR + 0.35%), 2/25/48(2)	48,391,673	48,502,961
Interest Only:(3)
Series 2004-46, Class SI, 3.936%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	4,475,194	476,166
Series 2005-17, Class SA, 4.636%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,548,005	415,960
Series 2005-71, Class SA, 4.686%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	2,273,995	170,986
Series 2005-105, Class S, 4.636%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,299,201	349,782
Series 2006-44, Class IS, 4.536%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,933,479	287,139
Series 2006-65, Class PS, 5.156%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,933,191	328,982
Series 2006-96, Class SN, 5.136%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,624,880	374,185
Series 2006-104, Class SD, 4.576%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,952,714	286,163
Series 2006-104, Class SE, 4.566%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,301,809	197,948
Series 2007-50, Class LS, 4.386%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,537,341	378,690
Series 2008-26, Class SA, 4.136%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,663,883	490,319

2

Security	Principal Amount	Value
Series 2008-61, Class S, 4.036%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	$6,134,677	$824,818
Series 2010-99, Class NS, 4.536%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	2,313,480	97,325
Series 2010-124, Class SJ, 3.986%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,629,194	139,888
Series 2010-135, Class SD, 3.936%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	5,694,994	343,137
Series 2011-45, Class SA, 4.586%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)	867,239	8,798
Series 2011-101, Class IC, 3.50%, 10/25/26	5,292,347	458,995
Series 2011-101, Class IE, 3.50%, 10/25/26	4,020,092	349,934
Series 2011-104, Class IM, 3.50%, 10/25/26	6,612,505	580,542
Series 2012-24, Class S, 3.436%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,905,162	168,150
Series 2012-30, Class SK, 4.486%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	8,276,875	899,037
Series 2012-52, Class DI, 3.50%, 5/25/27	9,886,617	990,973
Series 2012-56, Class SU, 4.686%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	1,672,764	73,672
Series 2012-63, Class EI, 3.50%, 8/25/40	12,077,969	1,370,198
Series 2012-73, Class MS, 3.986%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	9,553,425	651,667
Series 2012-76, Class GS, 3.986%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	6,042,161	485,990
Series 2012-86, Class CS, 4.036%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	4,073,220	295,799
Series 2012-94, Class KS, 4.586%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	15,418,502	1,761,783
Series 2012-94, Class SL, 4.636%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	11,563,877	1,338,768
Series 2012-97, Class PS, 4.086%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	12,164,197	1,702,095
Series 2012-103, Class GS, 4.036%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	10,536,892	765,398
Series 2012-112, Class SB, 4.086%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	9,765,418	1,310,476
Series 2012-124, Class IO, 1.424%, 11/25/42(5)	12,858,232	538,428
Series 2012-139, Class LS, 4.058%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	8,332,163	1,473,980
Series 2012-147, Class SA, 4.036%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	11,034,965	1,849,113
Series 2012-150, Class PS, 4.086%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,801,888	1,156,602
Series 2012-150, Class SK, 4.086%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	15,385,801	1,960,222
Series 2013-11, Class IO, 4.00%, 1/25/43	25,664,208	4,119,275
Series 2013-12, Class SP, 3.586%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,538,667	463,933
Series 2013-15, Class DS, 4.136%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	10,924,082	1,387,331
Series 2013-23, Class CS, 4.186%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,895,323	772,322
Series 2013-54, Class HS, 4.236%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	9,786,599	843,087
Series 2013-64, Class PS, 4.186%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	7,084,774	847,451
Series 2013-66, Class JI, 3.00%, 7/25/43	11,424,677	1,796,309
Series 2013-75, Class SC, 4.186%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	17,501,807	1,512,072
Series 2014-29, Class IG, 3.50%, 6/25/43	3,717,979	463,604
Series 2014-32, Class EI, 4.00%, 6/25/44	3,531,844	786,262
Series 2014-41, Class SA, 3.986%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,458,874	1,534,795
Series 2014-43, Class PS, 4.036%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,746,490	1,343,674
Series 2014-55, Class IN, 3.50%, 7/25/44	11,178,787	1,901,535
Series 2014-64, Class BI, 3.50%, 3/25/44	4,280,724	623,373
Series 2014-67, Class IH, 4.00%, 10/25/44	7,892,642	1,519,620
Series 2014-80, Class CI, 3.50%, 12/25/44	6,694,840	1,127,525
Series 2014-89, Class IO, 3.50%, 1/25/45	11,091,490	2,084,621
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,667,932
Series 2015-14, Class KI, 3.00%, 3/25/45	13,692,242	2,145,926
Series 2015-17, Class SA, 4.136%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	11,892,507	1,793,101
Series 2015-22, Class GI, 3.50%, 4/25/45	6,746,455	1,145,312
Series 2015-31, Class SG, 4.036%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	15,381,169	2,999,042
Series 2015-36, Class IL, 3.00%, 6/25/45	8,156,041	1,298,488
Series 2015-47, Class SG, 4.086%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	9,036,114	1,555,412
Series 2015-52, Class MI, 3.50%, 7/25/45	18,513,241	3,261,933
Series 2015-93, Class BS, 4.086%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	12,077,531	2,282,290

3

Security	Principal Amount	Value
Series 2015-95, Class SB, 3.936%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	$16,540,969	$2,407,063
Series 2016-1, Class SJ, 4.086%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	23,065,951	3,913,085
Series 2017-46, Class NI, 3.00%, 8/25/42	13,589,096	1,987,117
Series 2018-21, Class IO, 3.00%, 4/25/48	25,034,888	5,006,712

		$145,270,380

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 6.314%, (1 mo. USD LIBOR + 4.25%), 1/25/29(2)	$9,000,000	$10,184,357
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	1,610,000	1,732,418
Series 2017-C06, Class 1M2, 4.714%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	212,953	221,534
Series 2017-C07, Class 1M2, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,617,365	1,665,288
Series 2017-C07, Class 1M2C, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	10,892,184	10,978,047
Series 2018-C01, Class 1M2, 4.314%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	20,197,054	20,532,792
Series 2018-C03, Class 1M2, 4.214%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,550,693
Series 2018-DNA2, Class M2, 4.214%, (1 mo. USD LIBOR + 2.15%), 12/25/30(2)(6)	12,000,000	12,026,931

		$72,892,060

Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,494,273	$2,488,072
Series 2017-110, Class ZJ, 3.00%, 7/20/47	162,641	142,572
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,034,775	2,799,090
Interest Only:(3)
Series 2011-48, Class SD, 4.584%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	4,010,432	168,312
Series 2014-68, Class KI, 0.307%, 10/20/42(5)	12,961,231	403,084
Series 2015-116, Class AS, 3.614%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	9,860,357	977,881
Series 2017-104, Class SD, 4.114%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	16,806,801	2,793,208
Series 2017-121, Class DS, 2.414%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	16,635,174	995,130
Series 2017-137, Class AS, 2.414%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	24,942,322	1,569,620

		$12,336,969

Total Collateralized Mortgage Obligations (identified cost $485,485,246)		$441,727,850

Mortgage Pass-Throughs — 2.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.866%, (COF + 1.25%), with maturity at 2035(7)	$566,129	$580,653
4.437%, (COF + 1.25%), with maturity at 2030(7)	181,402	192,503
6.50%, with maturity at 2036	1,335,262	1,465,530
7.00%, with various maturities to 2036	2,364,984	2,634,819
7.50%, with maturity at 2035	735,369	827,767
8.00%, with maturity at 2026	178,756	180,272

		$5,881,544

Federal National Mortgage Association:
3.703%, (COF + 1.25%), with maturity at 2035(7)	$466,440	$485,886
3.824%, (COF + 1.77%), with maturity at 2035(7)	1,252,982	1,328,978
6.00%, with various maturities to 2032	532,454	584,353
6.50%, with various maturities to 2036	2,019,837	2,220,585

4

Security	Principal Amount	Value
7.00%, with various maturities to 2037	$4,050,703	$4,560,570
7.50%, with maturity at 2035	3,986,433	4,506,389
8.50%, with maturity at 2032	252,115	293,409
9.50%, with maturity at 2028	349,335	381,242

		$14,361,412

Government National Mortgage Association:
5.00%, with maturity at 2048	$17,400,928	$18,281,718

		$18,281,718

Total Mortgage Pass-Throughs (identified cost $37,970,334)		$38,524,674

Commercial Mortgage-Backed Securities — 3.6%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.44%, 12/10/54(5)(6)	$800,000	$690,690
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.122%, 3/10/48(5)(6)	10,277,500	8,590,792
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	5,000,000	4,093,259
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.659%, 4/15/47(5)(6)	2,081,000	1,841,229
Series 2014-C22, Class D, 4.558%, 9/15/47(5)(6)	3,430,000	2,911,930
Series 2014-C23, Class D, 3.953%, 9/15/47(5)(6)	1,500,000	1,304,154
Series 2014-C25, Class D, 3.945%, 11/15/47(5)(6)	8,045,000	6,761,118
Series 2015-C29, Class D, 3.678%, 5/15/48(5)	2,500,000	2,032,821
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.358%, 8/15/46(5)(6)	5,000,000	3,649,474
Series 2014-C16, Class D, 4.754%, 6/15/47(5)(6)	4,000,000	3,551,865
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,387,937
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.482%, 12/10/45(5)(6)	5,000,000	4,444,623
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(6)	9,590,000	7,837,879
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,188,520
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(6)	8,000,000	5,667,526

Total Commercial Mortgage-Backed Securities (identified cost $64,094,945)		$57,953,817

Asset-Backed Securities — 12.8%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(2)(6)	$2,000,000	$2,000,000
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(2)(6)	2,000,000	2,010,166

5

Security	Principal Amount	Value
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(2)(6)	$3,000,000	$2,984,649
Series 2015-2A, Class E2, 7.539%, (3 mo. USD LIBOR + 5.20%), 7/29/26(2)(6)	4,500,000	4,528,301
Series 2015-2A, Class F, 8.839%, (3 mo. USD LIBOR + 6.50%), 7/29/26(2)(6)	2,000,000	1,975,208
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(2)(6)	3,000,000	3,000,000
Babson CLO, Ltd.
Series 2014-IIA, Class D, 5.936%, (3 mo. USD LIBOR + 3.60%), 10/17/26(2)(6)	5,000,000	5,004,387
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(6)(8)	2,000,000	2,000,000
Series 2017-1A, Class E, 8.333%, (3 mo. USD LIBOR + 6.00%), 7/18/29(2)(6)	2,900,000	2,929,520
Series 2018-1A, Class D, 7.839%, (3 mo. USD LIBOR + 5.50%), 4/15/31(2)(6)	5,000,000	4,973,795
Bain Capital Credit CLO
Series 2017-2A, Class E, 8.685%, (3 mo. USD LIBOR + 6.35%), 7/25/30(2)(6)	2,250,000	2,279,824
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(2)(6)	3,500,000	3,468,500
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(2)(6)	5,000,000	4,941,625
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(2)(6)	3,000,000	2,954,484
Series 2018-14A, Class E, 7.698%, (3 mo. USD LIBOR + 5.35%), 4/20/31(2)(6)	3,000,000	2,933,781
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(2)(6)	3,000,000	3,014,760
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 5.789%, (3 mo. USD LIBOR + 3.45%), 7/15/26(2)(6)	4,000,000	4,003,420
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(2)(6)	1,000,000	1,000,669
Bluemountain CLO, Ltd.
Series 2015-3A, Class DR, 7.748%, (3 mo. USD LIBOR + 5.40%), 4/20/31(2)(6)	2,000,000	1,989,366
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(2)(6)	4,000,000	3,952,784
Series 2017-1A, Class E, 8.589%, (3 mo. USD LIBOR + 6.25%), 7/15/30(2)(6)	1,000,000	1,003,102
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(2)(6)	2,000,000	1,975,898
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(2)(6)	2,000,000	1,988,608
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(2)(6)	1,000,000	1,004,293
Series 2015-5A, Class C, 6.398%, (3 mo. USD LIBOR + 4.05%), 1/20/28(2)(6)	4,000,000	4,022,281
Series 2015-5A, Class D, 8.448%, (3 mo. USD LIBOR + 6.10%), 1/20/28(2)(6)	2,000,000	2,023,872
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(2)(6)	3,000,000	3,024,982
Cent CLO LP
Series 2014-22A, Class C, 6.113%, (3 mo. USD LIBOR + 3.75%), 11/7/26(2)(6)	5,000,000	5,000,322
Dryden Senior Loan Fund
Series 2016-42I, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(2)(6)	2,000,000	2,008,753
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(2)(6)	1,000,000	997,939
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 6.043%, (3 mo. USD LIBOR + 3.70%), 8/15/28(2)(6)	6,000,000	6,000,861
Series 2015-40A, Class E, 8.293%, (3 mo. USD LIBOR + 5.95%), 8/15/28(2)(6)	2,500,000	2,501,631
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 4.998%, (3 mo. USD LIBOR + 2.65%), 4/20/31(2)(6)	5,000,000	4,963,310
Series 2015-21A, Class ER, 7.598%, (3 mo. USD LIBOR + 5.25%), 4/20/31(2)(6)	2,500,000	2,453,000
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.348%, (3 mo. USD LIBOR + 6.00%), 1/20/31(2)(6)	3,000,000	3,012,134
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.833%, (3 mo. USD LIBOR + 6.50%), 7/18/29(2)(6)	2,900,000	2,940,329
ICG US CLO, Ltd.
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(2)(6)	1,000,000	990,000

6

Security	Principal Amount	Value
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.073%, (1 mo. USD LIBOR + 2.00%), 3/17/37(2)(6)	$4,693,000	$4,715,386
Series 2018-SFR2, Class E, 4.072%, (1 mo. USD LIBOR + 2.00%), 6/17/37(2)(6)	12,000,000	12,059,388
Series 2018-SFR3, Class E, 4.074%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(6)	13,000,000	13,049,566
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.947%, (3 mo. USD LIBOR + 3.60%), 7/21/30(2)(6)	3,500,000	3,530,122
Series 2015-17A, Class ER, 8.847%, (3 mo. USD LIBOR + 6.50%), 7/21/30(2)(6)	5,000,000	5,084,596
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.648%, (3 mo. USD LIBOR + 4.30%), 10/20/28(2)(6)	5,000,000	5,027,170
Series 2015-11A, Class E, 9.048%, (3 mo. USD LIBOR + 6.70%), 10/20/28(2)(6)	2,500,000	2,516,642
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 7.831%, (3 mo. USD LIBOR + 5.50%), 5/21/27(2)(6)	3,000,000	3,005,727
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 8.531%, (3 mo. USD LIBOR + 6.20%), 5/21/29(2)(6)	2,000,000	2,018,555
Series 2015-2A, Class CR, 6.048%, (3 mo. USD LIBOR + 3.70%), 7/20/30(2)(6)	5,000,000	5,039,247
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(2)(6)	4,000,000	3,895,972
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(2)(6)	2,500,000	2,500,000
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 4.914%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(6)	9,000,000	9,116,305
Recette CLO, LLC
Series 2015-1A, Class E, 8.048%, (3 mo. USD LIBOR + 5.70%), 10/20/27(2)(6)	4,500,000	4,517,932
Series 2015-1A, Class F, 9.798%, (3 mo. USD LIBOR + 7.45%), 10/20/27(2)(6)	2,000,000	2,002,171
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.284%, (3 mo. USD LIBOR + 5.95%), 7/15/31(2)(6)	3,000,000	2,954,331
Upland CLO, Ltd.
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(2)(6)	2,000,000	1,996,504
Vibrant CLO, Ltd.
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(6)(8)	2,000,000	2,000,000
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.819%, (3 mo. USD LIBOR + 6.48%), 10/15/30(2)(6)	5,000,000	5,085,142
Series 2014-1A, Class DR2, 8.333%, (3 mo. USD LIBOR + 6.00%), 4/18/31(2)(6)	2,000,000	2,012,573
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(2)(6)	1,000,000	987,387
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.648%, (3 mo. USD LIBOR + 6.30%), 7/20/30(2)(6)	2,000,000	1,971,442
Series 2017-1A, Class E, 8.753%, (3 mo. USD LIBOR + 6.42%), 4/18/29(2)(6)	2,000,000	2,016,160

Total Asset-Backed Securities (identified cost $201,308,321)		$204,958,872

Small Business Administration Loans (Interest Only)(9) — 5.1%

Security	Principal Amount	Value
0.657%, 3/15/30	$2,985,502	$60,746
0.73%, 7/15/31	3,452,282	77,621
0.932%, 5/15/42	1,691,828	69,204
0.98%, 4/15/32	1,673,062	51,074
1.132%, 10/14/36	3,410,445	143,228
1.309%, 4/15/42 to 7/15/42	15,682,445	913,961
1.336%, 9/15/41	1,996,691	110,918
1.382%, 6/15/41	3,266,590	182,968

7

Security	Principal Amount	Value
1.48%, 4/15/34	$1,251,802	$65,029
1.49%, 7/15/36	1,212,499	63,195
1.507%, 7/15/36	1,385,011	70,777
1.559%, 3/16/42 to 7/15/42	4,323,032	291,500
1.586%, 8/28/36 to 10/21/36	4,686,564	263,198
1.609%, 12/15/41 to 7/15/42	12,547,988	887,627
1.632%, 9/15/41 to 6/15/42	3,505,127	246,814
1.682%, 4/15/41 to 5/15/42	5,990,122	438,438
1.73%, 10/15/33	1,884,602	109,222
1.732%, 11/21/41	1,278,403	91,314
1.738%, 5/15/36	3,850,537	233,693
1.803%, 11/15/33	1,628,272	96,000
1.809%, 12/21/41 to 11/15/42	9,222,891	777,191
1.836%, 11/9/36 to 2/15/40	3,223,218	215,969
1.859%, 12/28/41 to 6/15/42	19,305,248	1,543,073
1.882%, 11/19/36 to 12/15/36	5,146,556	344,086
1.909%, 2/15/42 to 7/15/42	12,416,601	1,108,811
1.934%, 7/15/42	1,812,533	158,410
1.959%, 11/29/30 to 8/15/42	9,111,667	750,234
1.982%, 10/15/37	1,125,534	76,338
2.032%, 2/15/42 to 5/15/42	4,856,727	462,158
2.055%, 1/15/38	1,180,045	86,355
2.059%, 5/15/42 to 7/15/42	5,280,335	484,286
2.109%, 4/15/33 to 7/15/42	7,486,983	667,411
2.159%, 5/15/42 to 6/15/42	6,561,523	651,897
2.182%, 11/15/40 to 12/15/40	2,007,913	170,715
2.209%, 8/15/42	3,388,837	327,809
2.211%, 5/15/36	1,616,781	125,043
2.232%, 1/15/41 to 1/15/42	4,909,246	473,211
2.282%, 11/1/29	1,548,795	104,936
2.309%, 4/15/42 to 7/15/42	5,417,998	581,912
2.359%, 1/11/42 to 6/15/42	25,066,497	2,573,187
2.382%, 6/15/42	1,782,091	184,231
2.386%, 7/15/40	1,475,196	131,676
2.405%, 3/15/39	959,102	90,744
2.409%, 1/15/38 to 7/15/42	24,627,452	2,612,700
2.432%, 3/15/41 to 6/15/42	5,034,340	509,821
2.459%, 12/15/26 to 8/15/42	15,922,331	1,569,521
2.482%, 2/23/41	1,151,722	120,317
2.509%, 5/15/27	1,191,855	78,288
2.532%, 11/15/42	1,710,060	189,735
2.557%, 1/15/41	1,159,044	111,049
2.559%, 7/15/42	2,220,033	274,673
2.586%, 4/15/36	1,474,645	133,088
2.609%, 5/15/27 to 7/15/42	16,058,220	1,631,217
2.632%, 4/15/41	1,293,291	144,021
2.636%, 5/15/41	1,468,111	154,294
2.659%, 6/15/36 to 7/15/42	6,438,956	757,055
2.682%, 2/15/41 to 4/15/42	6,876,651	792,438
2.709%, 5/15/27 to 9/15/42	29,341,471	3,318,311
2.732%, 8/15/42	1,249,667	173,606
2.782%, 8/15/26	780,563	55,569

8

Security	Principal Amount	Value
2.859%, 5/15/32 to 7/15/42	$22,119,700	$2,821,144
2.882%, 8/16/42	50,147,792	6,643,279
2.886%, 8/15/40	1,077,141	118,501
2.903%, 11/2/42	21,837,836	2,920,832
2.909%, 12/15/41 to 7/15/42	13,606,916	1,827,669
2.932%, 5/15/34 to 7/15/42	9,214,376	697,218
2.936%, 7/15/42	3,694,018	484,367
2.949%, 8/15/42	1,887,595	249,491
2.959%, 1/15/27 to 1/15/43	19,932,077	2,238,438
2.982%, 2/15/41 to 7/15/42	9,183,846	1,280,889
2.984%, 5/15/42 to 6/15/42	4,226,850	619,345
3.032%, 7/15/41 to 6/15/42	7,067,048	942,238
3.109%, 12/15/41 to 8/15/42	11,016,240	1,535,230
3.128%, 6/15/32	689,364	74,242
3.155%, 1/15/43	3,618,719	481,456
3.159%, 4/15/42 to 7/15/42	19,978,363	2,883,973
3.182%, 7/15/41	597,716	96,009
3.185%, 8/15/39	1,600,439	188,807
3.209%, 12/15/26 to 10/15/42	21,605,117	2,689,727
3.232%, 7/15/37 to 4/15/42	5,321,440	666,525
3.236%, 7/15/28 to 4/15/42	2,959,984	352,191
3.282%, 6/21/26 to 7/15/42	10,955,527	1,419,171
3.359%, 2/15/42 to 7/15/42	5,859,563	877,218
3.409%, 4/15/42 to 12/15/42	6,161,312	965,444
3.432%, 11/7/39 to 2/15/42	3,642,711	553,560
3.459%, 2/15/27 to 8/15/42	20,015,874	2,495,997
3.482%, 5/15/36 to 7/15/42	5,942,351	947,184
3.532%, 4/15/23 to 8/15/42	4,390,883	490,215
3.609%, 5/15/32 to 6/15/42	14,759,749	2,285,171
3.635%, 8/15/41	2,704,269	423,970
3.636%, 2/15/41 to 12/15/41	2,064,314	314,445
3.659%, 5/15/42 to 7/15/42	12,863,648	2,216,190
3.682%, 11/15/31 to 5/15/42	7,068,296	1,088,988
3.709%, 1/15/24 to 8/15/42	40,178,019	5,245,113
3.732%, 12/15/36 to 4/15/42	9,205,137	1,436,961
3.782%, 10/15/23 to 6/15/42	14,272,522	1,670,214

Total Small Business Administration Loans (Interest Only) (identified cost $79,715,878)		$81,423,325

Senior Floating-Rate Loans — 1.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 0.1%
Bausch Health Cos., Inc., Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	$2,237	$2,242,621

		$2,242,621

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	$10,000	$10,033,330

		$10,033,330

9

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Food Service — 0.2%
Aramark Services, Inc., Term Loan, 4.08%, (3 mo. LIBOR + 1.75%), Maturing March 28, 2024		$2,459	$2,466,584

			$2,466,584

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,972	$4,992,799

			$4,992,799

Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$741	$743,050

			$743,050

Total Senior Floating-Rate Loans (identified cost $20,492,216)			$20,478,384

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)		$1,810	$1,845,776

Total Nigeria			$1,845,776

Total Sovereign Loans (identified cost $1,801,404)			$1,845,776

Foreign Government Bonds — 23.5%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.0%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	23,091	$16,782,168

Total Australia			$16,782,168

Dominican Republic — 0.2%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	101,300	$2,159,654
Dominican Republic, 10.40%, 5/10/19(11)	DOP	26,200	541,663
Dominican Republic, 15.95%, 6/4/21(11)	DOP	5,800	140,760
Dominican Republic, 16.95%, 2/4/22(11)	DOP	18,700	473,943

Total Dominican Republic			$3,316,020

Iceland — 2.4%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,189,147
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	19,624,993
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	13,342,722

Total Iceland			$38,156,862

10

Security	Principal Amount (000’s omitted)		Value
Indonesia — 2.4%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	544,229,000	$37,816,178

Total Indonesia			$37,816,178

Japan — 6.7%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	13,457	$126,071
Japan Government CPI Linked Bond, 0.10%, 3/10/27(12)	JPY	8,700,620	82,209,051
Japan Government CPI Linked Bond, 0.10%, 3/10/28(12)	JPY	2,606,916	24,666,790

Total Japan			$107,001,912

New Zealand — 5.0%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	42,696	$30,660,300
New Zealand Government Bond, 2.50%, 9/20/35(11)(12)	NZD	597	449,696
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	61,785	48,829,729

Total New Zealand			$79,939,725

Peru — 2.1%
Peru Government Bond, 6.35%, 8/12/28	PEN	101,160	$33,080,745

Total Peru			$33,080,745

Serbia — 1.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$20,105,149

Total Serbia			$20,105,149

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$89,729
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	31,000	200,010
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	2,269,786
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	770,010
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,499,712
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,599,531
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	505,265
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	122,000	801,647
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	72,247
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	3,833,687
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	163,000	1,094,875

Total Sri Lanka			$13,736,499

Thailand — 1.7%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	987,747	$28,106,692

Total Thailand			$28,106,692

Total Foreign Government Bonds (identified cost $379,445,267)			$378,041,950

Foreign Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(2)(11)	ARS	8,500	$274,871
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(2)(11)	USD	1,775	938,318
Pampa Energia SA, 7.50%, 1/24/27(11)	USD	2,000	1,885,000

Total Argentina			$3,098,189

11

Security	Principal Amount (000’s omitted)		Value
Austria — 0.2%
BRF GmbH, 4.35%, 9/29/26(11)	USD	1,150	$1,013,449
JBS Investments GmbH, 7.25%, 4/3/24(11)	USD	1,500	1,509,375

Total Austria			$2,522,824

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(11)	USD	1,900	$1,909,215

Total Belarus			$1,909,215

Brazil — 0.3%
Banco do Brasil SA/Cayman, 6.25% to 4/15/24(11)(13)(14)	USD	1,600	$1,354,000
Petrobras Global Finance BV, 7.375%, 1/17/27	USD	1,400	1,457,400
Unigel Luxembourg SA, 10.50%, 1/22/24(11)	USD	2,000	2,090,000

Total Brazil			$4,901,400

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	1,200	$1,390,815

Total Bulgaria			$1,390,815

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(11)	USD	1,500	$1,455,000

Total Canada			$1,455,000

China — 0.4%
21Vianet Group, Inc., 7.00%, 8/17/20(11)	USD	1,500	$1,488,750
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(11)	USD	1,300	1,209,364
KWG Group Holdings, Ltd., 6.00%, 9/15/22(11)	USD	1,300	1,207,813
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(11)	USD	789	692,998
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(11)	USD	1,280	1,262,323
Times China Holdings, Ltd., 6.25%, 1/17/21(11)	USD	1,250	1,199,161

Total China			$7,060,409

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(11)	USD	2,000	$2,090,000

Total Colombia			$2,090,000

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(11)	USD	2,000	$1,890,000

Total El Salvador			$1,890,000

Honduras — 0.0%(15)
Inversiones Atlantida SA, 8.25%, 7/28/22(11)	USD	610	$629,825

Total Honduras			$629,825

Kazakhstan — 0.0%(15)
Development Bank of Kazakhstan JSC, 9.50%, 12/14/20(11)	KZT	250,000	$730,819

Total Kazakhstan			$730,819

Mexico — 0.2%
Cydsa SAB de CV, 6.25%, 10/4/27(11)	USD	1,000	$965,285
Grupo Kaltex SA de CV, 8.875%, 4/11/22(11)	USD	1,750	1,456,455

Total Mexico			$2,421,740

12

Security	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(11)	USD	2,000	$2,007,500

Total Nigeria			$2,007,500

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(11)	USD	1,500	$1,443,945

Total Saudi Arabia			$1,443,945

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(11)	USD	1,000	$923,622

Total Singapore			$923,622

Sri Lanka — 0.1%
National Savings Bank, 5.15%, 9/10/19(11)	USD	1,250	$1,246,875

Total Sri Lanka			$1,246,875

Turkey — 0.1%
Turkiye Garanti Bankasi AS, 6.125% to 5/24/22, 5/24/27(11)(13)	USD	1,500	$1,199,583

Total Turkey			$1,199,583

Total Foreign Corporate Bonds (identified cost $38,587,589)			$36,921,761

U.S. Treasury Obligations — 3.6%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(16)(17)		$59,258,196	$57,136,883

Total U.S. Treasury Obligations (identified cost $58,999,489)			$57,136,883

Common Stocks — 0.4%

Security	Shares		Value
Iceland — 0.4%
Arion Banki HF(18)		1,964,220	$1,572,716
Eik Fasteignafelag HF(18)		3,180,300	244,847
Eimskipafelag Islands HF		326,400	740,729
Hagar HF		1,861,500	822,845
Kvika Banki HF(18)		920,911	70,681
Reginn HF(18)		1,843,700	343,286
Reitir Fasteignafelag HF		1,090,500	808,046
Siminn HF		13,922,800	523,746
Sjova-Almennar Tryggingar HF		1,707,844	236,268
Vatryggingafelag Islands HF		7,992,041	829,231

Total Iceland			$6,192,395

Total Common Stocks (identified cost $7,281,584)			$6,192,395

13

Closed-End Funds — 4.3%

Security	Shares		Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$10,593,558
BlackRock Multi-Sector Income Trust		675,742	11,764,668
Brookfield Real Assets Income Fund, Inc.		419,101	9,723,143
MFS Multimarket Income Trust		1,093,200	6,078,192
Nuveen Global High Income Fund		456,000	7,113,600
Nuveen Mortgage Opportunity Term Fund		324,311	7,669,631
PGIM Global Short Duration High Yield Fund, Inc.		293,307	3,997,774
Wells Fargo Income Opportunities Fund		669,620	5,316,783
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,173,338

Total Closed-End Funds (identified cost $71,991,087)			$68,430,687

Other — 2.2%

Security	Shares		Value
Reinsurance — 2.2%
Altair V Reinsurance(18)(19)(20)(21)		1,932	$801,716
Altair VI Reinsurance(18)(19)(20)(21)		1,000	5,419,000
Blue Lotus Re, Ltd.(18)(19)(20)(21)		6,000	6,397,800
Eden Re II, Ltd.(6)(18)(20)(21)		2,500,000	1,463,750
Eden Re II, Ltd.(6)(18)(20)(21)		2,500,000	2,648,500
Eden Re II, Ltd.(6)(18)(20)(21)		7,500,000	7,941,000
Mt. Logan Re, Ltd.(18)(19)(20)(21)		10,000	10,439,396

Total Other (identified cost $35,468,344)			$35,111,162

Short-Term Investments — 5.7%

Foreign Government Securities — 1.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 1.5%
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	32,575	$1,820,372
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	40,775	2,273,912
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	227,000	12,392,282
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	144,775	7,875,209

Total Egypt			$24,361,775

Total Foreign Government Securities (identified cost $24,639,690)			$24,361,775

14

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/23/18(17)	$10,500	$10,488,017

Total U.S. Treasury Obligations (identified cost $10,487,969)		$10,488,017

Other — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(22)	57,159,408	$57,159,408

Total Other (identified cost $57,159,409)		$57,159,408

Total Short-Term Investments (identified cost $92,287,068)		$92,009,200

Total Purchased Options and Swaptions — 1.7% (identified cost $28,911,495)		$28,513,709

Total Investments — 96.5% (identified cost $1,603,840,267)		$1,549,270,445

Other Assets, Less Liabilities — 3.5%		$55,606,739

Net Assets — 100.0%		$1,604,877,184

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $277,678,270 or 17.3% of the Portfolio’s net assets.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(8)	When-issued, variable rate security whose rate will be determined after July 31, 2018.

15

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $163,608,966 or 10.2% of the Portfolio’s net assets.

(12)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Amount is less than 0.05%.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Non-income producing security.

(19)	Restricted security.

(20)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(21)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,066,332.

Purchased Currency Options — 0.4%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call CNH/Put USD	Bank of America, N.A.	USD	34,000,000	CNH	6.42	6/26/19	$154,462
Call CNH/Put USD	Goldman Sachs International	USD	14,800,000	CNH	6.42	6/26/19	67,236
Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK	9.96	4/15/19	137,380
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK	9.96	4/15/19	89,292
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK	9.58	4/12/19	64,423
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	68,706
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	68,706
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK	9.96	4/12/19	137,413
Call SEK/Put EUR	Deutsche Bank AG	EUR	12,650,000	SEK	9.56	4/23/19	42,306
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,610,000	SEK	9.56	4/23/19	55,550
Put CNH/Call USD	Bank of America, N.A.	USD	34,000,000	CNH	6.93	6/26/19	655,996
Put CNH/Call USD	Citibank, N.A.	USD	36,194,000	CNH	6.87	12/27/18	503,784
Put CNH/Call USD	Goldman Sachs International	USD	14,800,000	CNH	6.93	6/26/19	285,551

16

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Goldman Sachs International	USD	33,206,000	CNH	6.83	12/24/18	$523,327
Put CNH/Call USD	Goldman Sachs International	USD	19,200,000	CNH	6.95	6/26/19	352,973
Put EUR/Call USD	Citibank, N.A.	EUR	21,000,000	USD	1.18	12/21/18	362,746
Put EUR/Call USD	Deutsche Bank AG	EUR	64,000,000	USD	1.21	3/3/20	2,248,669
Put MXN/Call USD	Citibank, N.A.	USD	11,790,000	MXN	21.32	5/6/19	228,137
Put MXN/Call USD	Citibank, N.A.	USD	24,930,000	MXN	21.32	5/6/19	482,396
Put MXN/Call USD	Goldman Sachs International	USD	11,790,000	MXN	21.32	5/6/19	228,137
Put MXN/Call USD	Goldman Sachs International	USD	27,420,000	MXN	21.32	5/7/19	533,785

Total							$7,290,975

Purchased Interest Rate Swaptions — 1.1%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR-BBA Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,137,413
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR-BBA Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	5,047,709
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR-BBA Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,350,566
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR-BBA Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	5,561,366

Total				$18,097,054

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	15,011,536	EUR	3,100.00	5/3/22	$2,155,980
Euro Stoxx 50 Index	Goldman Sachs International	3,254	EUR	11,471,994	EUR	3,560.00	6/16/23	969,700

Total								$3,125,680

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	5,351,704	USD	4,123,344	Australia and New Zealand Banking Group Limited	8/2/18	$—	$(147,296)
KRW	26,770,400,000	USD	23,998,566	JPMorgan Chase Bank, N.A.	8/2/18	—	(67,577)
KRW	26,770,400,000	USD	23,947,044	Standard Chartered Bank	8/2/18	—	(16,055)
NZD	215,331	USD	146,852	HSBC Bank USA, N.A.	8/2/18	—	(82)
NZD	2,837,950	USD	1,935,425	HSBC Bank USA, N.A.	8/2/18	—	(1,078)
NZD	2,830,000	USD	1,926,398	Standard Chartered Bank	8/2/18	2,530	—
NZD	499,000	USD	340,897	Standard Chartered Bank	8/2/18	—	(778)
NZD	13,137,000	USD	8,974,673	Standard Chartered Bank	8/2/18	—	(20,493)
NZD	157,000	USD	107,049	State Street Bank and Trust Company	8/2/18	—	(38)
NZD	4,145,000	USD	2,826,227	State Street Bank and Trust Company	8/2/18	—	(995)

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	2,184,000	USD	667,890	Bank of America, N.A.	8/2/18	$—	$(347)
PEN	41,859,981	USD	12,787,921	The Bank of Nova Scotia	8/2/18	6,645	—
PEN	39,507,225	USD	12,069,171	The Bank of Nova Scotia	8/2/18	6,271	—
PEN	28,467,503	USD	8,696,616	The Bank of Nova Scotia	8/2/18	4,519	—
PEN	107,650,709	USD	32,920,706	The Bank of Nova Scotia	8/2/18	—	(17,106)
PHP	467,000,000	USD	8,912,214	Deutsche Bank AG	8/2/18	—	(118,315)
PHP	461,000,000	USD	8,798,549	Goldman Sachs International	8/2/18	—	(117,634)
PHP	332,000,000	USD	6,348,478	Standard Chartered Bank	8/2/18	—	(96,713)
USD	1,921,576	AUD	2,591,704	Standard Chartered Bank	8/2/18	—	(3,931)
USD	2,048,803	AUD	2,760,000	State Street Bank and Trust Company	8/2/18	—	(1,738)
USD	23,947,044	KRW	26,770,400,000	JPMorgan Chase Bank, N.A.	8/2/18	16,055	—
USD	24,875,624	KRW	26,770,400,000	Standard Chartered Bank	8/2/18	944,636	—
USD	12,214,850	NZD	17,340,048	Australia and New Zealand Banking Group Limited	8/2/18	395,872	—
USD	4,103,032	NZD	5,609,902	Australia and New Zealand Banking Group Limited	8/2/18	279,322	—
USD	613,792	NZD	871,331	Australia and New Zealand Banking Group Limited	8/2/18	19,892	—
USD	667,196	PEN	2,184,000	Bank of America, N.A.	8/2/18	—	(347)
USD	12,059,592	PEN	39,507,225	The Bank of Nova Scotia	8/2/18	—	(15,850)
USD	32,886,512	PEN	107,650,709	The Bank of Nova Scotia	8/2/18	—	(17,088)
USD	12,775,042	PEN	41,859,981	The Bank of Nova Scotia	8/2/18	—	(19,524)
USD	8,654,578	PEN	28,467,503	The Bank of Nova Scotia	8/2/18	—	(46,557)
USD	6,195,173	PHP	329,100,000	BNP Paribas	8/2/18	—	(1,983)
USD	7,606,243	PHP	404,500,000	Citibank, N.A.	8/2/18	—	(10,742)
USD	9,896,597	PHP	526,400,000	UBS AG	8/2/18	—	(15,841)
IDR	79,601,053,979	USD	5,520,184	Citibank, N.A.	8/3/18	—	(319)
IDR	222,056,800,000	USD	15,399,223	Citibank, N.A.	8/3/18	—	(890)
IDR	78,221,000,000	USD	5,430,128	Goldman Sachs International	8/3/18	—	(5,962)
IDR	218,205,000,000	USD	15,147,865	Goldman Sachs International	8/3/18	—	(16,632)
JPY	11,958,702,285	USD	106,965,137	Standard Chartered Bank	8/3/18	—	(7,490)
USD	3,884,952	IDR	56,059,853,979	Nomura International PLC	8/3/18	—	(2,469)
USD	10,837,484	IDR	156,384,900,000	Nomura International PLC	8/3/18	—	(6,889)
USD	7,045,292	IDR	101,762,200,000	Standard Chartered Bank	8/3/18	—	(11,318)
USD	19,653,621	IDR	283,876,900,000	Standard Chartered Bank	8/3/18	—	(31,573)
USD	84,774,865	JPY	9,195,877,180	Standard Chartered Bank	8/3/18	2,527,698	—
USD	25,370,411	JPY	2,762,825,105	Standard Chartered Bank	8/3/18	659,931	—
NOK	94,849,000	EUR	9,784,501	Bank of America, N.A.	8/6/18	185,569	—
NOK	99,151,000	EUR	10,221,753	Citibank, N.A.	8/6/18	201,633	—
USD	1,418,374	EUR	1,209,781	UBS AG	8/6/18	3,309	—
RSD	108,051,000	EUR	915,368	Citibank, N.A.	8/7/18	121	—
AUD	16,426,998	USD	12,391,459	Australia and New Zealand Banking Group Limited	8/9/18	—	(186,368)
USD	322,099	AUD	426,998	Australia and New Zealand Banking Group Limited	8/9/18	4,844	—
USD	12,667,410	NZD	18,000,000	Australia and New Zealand Banking Group Limited	8/9/18	398,609	—
USD	18,645,790	NZD	26,695,000	State Street Bank and Trust Company	8/13/18	450,641	—
USD	11,901,316	NZD	17,039,000	State Street Bank and Trust Company	8/13/18	287,637	—
SEK	51,946,672	EUR	5,111,117	UBS AG	8/14/18	—	(68,840)
TRY	167,000,000	USD	36,674,280	Citibank, N.A.	8/15/18	—	(2,971,207)
USD	35,948,040	TRY	167,000,000	Citibank, N.A.	8/15/18	2,244,967	—
EUR	915,686	USD	1,068,386	Standard Chartered Bank	8/16/18	3,451	—
TRY	167,000,000	USD	36,599,812	State Street Bank and Trust Company	8/16/18	—	(2,911,160)
AUD	2,270,401	USD	1,705,764	Australia and New Zealand Banking Group Limited	8/20/18	—	(18,792)
USD	1,722,612	NZD	2,495,385	Australia and New Zealand Banking Group Limited	8/20/18	21,799	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,638,345)
USD	2,822,639	NZD	4,160,000	UBS AG	8/27/18	—	(12,702)
USD	3,613,792	NZD	5,326,000	UBS AG	8/27/18	—	(16,262)
IDR	21,793,265,881	USD	1,507,559	Standard Chartered Bank	8/30/18	1,322	—
USD	5,503,391	IDR	79,601,053,979	Citibank, N.A.	9/4/18	—	(6,285)

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,352,378	IDR	222,056,800,000	Citibank, N.A.	9/4/18	$—	$(17,533)
USD	5,413,218	IDR	78,221,000,000	Goldman Sachs International	9/4/18	—	(937)
USD	15,100,692	IDR	218,205,000,000	Goldman Sachs International	9/4/18	—	(2,613)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,125,788)
USD	666,952	PEN	2,184,000	Bank of America, N.A.	9/4/18	326	—
EUR	5,295,000	USD	6,225,993	Goldman Sachs International	9/7/18	—	(18,144)
USD	9,843,977	EUR	8,371,975	Goldman Sachs International	9/7/18	28,688	—
AUD	5,594,000	USD	4,294,468	Standard Chartered Bank	9/10/18	—	(137,644)
USD	9,635,108	NZD	13,669,151	Standard Chartered Bank	9/10/18	318,761	—
ILS	109,230,000	USD	30,818,497	Goldman Sachs International	9/12/18	—	(993,885)
AUD	31,729,599	USD	24,081,338	BNP Paribas	9/13/18	—	(503,408)
USD	15,705,572	AUD	20,693,680	BNP Paribas	9/13/18	328,317	—
USD	8,370,521	NZD	11,921,000	BNP Paribas	9/13/18	245,643	—
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,160,073)
USD	3,138,842	EUR	2,527,248	JPMorgan Chase Bank, N.A.	9/20/18	172,957	—
USD	28,739,875	NZD	40,882,339	Goldman Sachs International	9/20/18	876,106	—
USD	2,119,977	NZD	3,015,658	Goldman Sachs International	9/20/18	64,625	—
USD	21,032,561	EUR	17,888,025	Standard Chartered Bank	9/21/18	38,234	—
USD	12,258,687	EUR	10,500,000	JPMorgan Chase Bank, N.A.	9/25/18	—	(68,433)
USD	4,066,653	EUR	3,258,797	Standard Chartered Bank	9/27/18	240,203	—
AUD	2,591,704	USD	1,921,907	Standard Chartered Bank	10/2/18	4,013	—
USD	1,926,300	NZD	2,830,000	Standard Chartered Bank	10/2/18	—	(2,516)
ILS	109,110,000	USD	29,983,100	Goldman Sachs International	10/5/18	—	(142,126)
TWD	326,000,000	USD	11,037,752	Australia and New Zealand Banking Group Limited	10/11/18	—	(328,931)
USD	3,099,425	TWD	89,000,000	Citibank, N.A.	10/11/18	175,852	—
USD	8,253,526	TWD	237,000,000	Goldman Sachs International	10/11/18	468,279	—
EUR	296,024	USD	371,539	JPMorgan Chase Bank, N.A.	10/12/18	—	(23,545)
TWD	298,500,000	USD	10,113,502	Nomura International PLC	10/12/18	—	(307,663)
USD	352,784	EUR	296,024	JPMorgan Chase Bank, N.A.	10/12/18	4,789	—
USD	5,152,961	NZD	7,547,427	HSBC Bank USA, N.A.	10/12/18	8,668	—
USD	4,025,009	NZD	5,895,342	HSBC Bank USA, N.A.	10/12/18	6,771	—
USD	4,620,509	NZD	6,782,000	HSBC Bank USA, N.A.	10/12/18	—	(2,072)
USD	5,916,322	NZD	8,684,000	HSBC Bank USA, N.A.	10/12/18	—	(2,653)
USD	6,203,171	TWD	178,000,000	Standard Chartered Bank	10/12/18	355,804	—
USD	4,193,492	TWD	120,500,000	Standard Chartered Bank	10/12/18	235,022	—
SEK	52,083,000	EUR	5,037,665	HSBC Bank USA, N.A.	10/16/18	33,353	—
TWD	824,366,000	USD	28,039,660	Nomura International PLC	10/16/18	—	(954,848)
USD	6,214,533	TWD	179,600,000	Citibank, N.A.	10/16/18	313,717	—
USD	5,341,615	TWD	154,800,000	Citibank, N.A.	10/16/18	255,611	—
USD	4,129,010	TWD	119,700,000	Deutsche Bank AG	10/16/18	196,228	—
USD	6,208,326	TWD	179,700,000	Standard Chartered Bank	10/16/18	304,224	—
USD	4,142,216	TWD	120,000,000	Standard Chartered Bank	10/16/18	199,577	—
USD	2,438,777	TWD	70,566,000	Standard Chartered Bank	10/16/18	120,308	—
CNH	83,000,000	USD	12,339,255	Deutsche Bank AG	10/18/18	—	(160,060)
CNH	32,790,000	USD	4,883,098	Goldman Sachs International	10/18/18	—	(71,582)
CNH	83,000,000	USD	12,351,190	Goldman Sachs International	10/18/18	—	(171,995)
CNH	85,000,000	USD	12,655,401	JPMorgan Chase Bank, N.A.	10/18/18	—	(182,731)
CNH	83,000,000	USD	12,361,124	Standard Chartered Bank	10/18/18	—	(181,928)
NOK	194,513,840	EUR	20,427,380	The Toronto-Dominion Bank	10/19/18	—	(107,484)
NOK	89,820,000	EUR	9,408,191	Citibank, N.A.	10/22/18	—	(22,184)
USD	16,929,968	EUR	14,023,000	JPMorgan Chase Bank, N.A.	10/25/18	428,255	—
USD	3,073,791	NZD	4,522,000	State Street Bank and Trust Company	10/25/18	—	(8,593)
USD	3,935,024	NZD	5,789,000	State Street Bank and Trust Company	10/25/18	—	(11,000)
AUD	3,567,298	USD	2,648,102	Standard Chartered Bank	10/26/18	3,234	—
USD	2,556,943	NZD	3,755,050	Standard Chartered Bank	10/26/18	—	(2,669)

19

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	223,040,000	USD	7,598,024	Goldman Sachs International	10/31/18	$—	$(265,835)
TWD	222,000,000	USD	7,561,308	Standard Chartered Bank	10/31/18	—	(263,307)
USD	5,306,095	TWD	155,840,000	Goldman Sachs International	10/31/18	183,030	—
USD	3,196,456	TWD	93,800,000	Goldman Sachs International	10/31/18	112,886	—
USD	6,658,715	TWD	195,400,000	Nomura International PLC	10/31/18	235,160	—
USD	31,122,188	EUR	25,661,117	Standard Chartered Bank	11/1/18	908,597	—
USD	8,975,784	NZD	13,137,000	Standard Chartered Bank	11/1/18	20,731	—
USD	340,939	NZD	499,000	Standard Chartered Bank	11/1/18	787	—
AUD	2,760,000	USD	2,049,593	State Street Bank and Trust Company	11/2/18	1,832	—
USD	2,826,544	NZD	4,145,000	State Street Bank and Trust Company	11/2/18	1,021	—
USD	107,061	NZD	157,000	State Street Bank and Trust Company	11/2/18	39	—
PHP	329,100,000	USD	6,162,691	BNP Paribas	11/5/18	14,648	—
PHP	404,500,000	USD	7,565,697	Citibank, N.A.	11/5/18	26,929	—
PHP	526,400,000	USD	9,843,355	UBS AG	11/5/18	37,383	—
USD	32,795,342	PEN	107,650,709	The Bank of Nova Scotia	11/5/18	17,581	—
USD	107,682,700	JPY	11,958,702,285	Standard Chartered Bank	11/8/18	—	(1,825)
THB	780,000,000	USD	24,563,061	Deutsche Bank AG	11/9/18	—	(1,050,562)
THB	53,972,000	USD	1,623,706	JPMorgan Chase Bank, N.A.	11/9/18	3,238	—
THB	273,309,658	USD	8,239,664	Standard Chartered Bank	11/9/18	—	(955)
THB	382,643,000	USD	11,513,254	UBS AG	11/9/18	21,224	—
USD	9,003,230	THB	285,740,000	Deutsche Bank AG	11/9/18	389,818	—
USD	7,645,280	THB	242,775,857	Deutsche Bank AG	11/9/18	326,989	—
USD	1,699,619	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/9/18	72,675	—
USD	5,197,985	THB	165,114,000	Standard Chartered Bank	11/9/18	220,751	—
USD	3,404,199	THB	108,195,658	Standard Chartered Bank	11/9/18	142,724	—
USD	17,010,038	EUR	14,257,607	Standard Chartered Bank	11/29/18	183,388	—
USD	1,935,979	NZD	2,837,950	HSBC Bank USA, N.A.	12/3/18	965	—
USD	146,894	NZD	215,331	HSBC Bank USA, N.A.	12/3/18	73	—
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(819,157)
EUR	10,000,000	USD	11,751,000	Citibank, N.A.	12/27/18	78,876	—
USD	11,782,180	EUR	10,000,000	Deutsche Bank AG	12/27/18	—	(47,696)
USD	3,939,790	KRW	4,371,000,000	Deutsche Bank AG	1/14/19	—	(5,683)
USD	5,341,576	KRW	5,919,000,000	Goldman Sachs International	1/14/19	—	(1,196)
USD	4,431,327	KRW	4,939,600,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(27,392)
USD	24,134,872	KRW	26,770,400,000	JPMorgan Chase Bank, N.A.	1/30/19	—	(44,238)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(259,359)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(251,755)
TWD	143,000,000	USD	4,920,853	Citibank, N.A.	4/30/19	—	(148,226)
TWD	142,787,000	USD	4,914,369	Deutsche Bank AG	4/30/19	—	(148,851)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	152,392	—
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	181,981	—
USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	202,300	—
USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	298,080	—
USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	196,009	—
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(431,965)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(271,715)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(47,471)
USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	122,913	—
USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	135,232	—
USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	56,292	—
USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	144,437	—
USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	142,309	—

						$18,728,128	$(19,451,837)

20

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(772,051)

				$(772,051)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	117	Short	Sep-18	$(4,817,077)	$(62,792)
Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	445	Short	Sep-18	(42,275,000)	(55,625)
CME 90-Day Eurodollar	4,971	Long	Dec-18	1,209,444,300	(5,034,275)
CME 90-Day Eurodollar	4,971	Short	Dec-19	(1,204,721,850)	6,807,037
CME 90-Day Eurodollar	4,723	Short	Jun-20	(1,144,500,975)	5,098,188
Euro-Buxl	180	Short	Sep-18	(36,960,813)	(119,087)
Japan 10-Year Bond	101	Short	Sep-18	(136,114,922)	(72,262)
U.S. 5-Year Treasury Note	610	Short	Sep-18	(69,006,250)	495,625

					$7,056,809

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within Eurozone nations.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$124,165
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	109,277
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	91,767

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$66,134
LCH.Clearnet	EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	132,342
LCH.Clearnet	EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	75,545
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(203,157)
LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(198,794)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(165,981)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(89,865)
LCH.Clearnet	EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(190,234)
LCH.Clearnet	EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(50,380)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(110,913)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(128,703)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	482,927
LCH.Clearnet	USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(778,209)
LCH.Clearnet	USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,327,616
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	431,820
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	450,561
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	187,806
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	178,835
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	176,844
LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	120,370
LCH.Clearnet	USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	404,190
LCH.Clearnet	USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	14,334

								$2,458,297

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

22

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation
BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$602,694
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	209,315
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	1,236,439

							$2,048,448

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	99,054	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	$39,036
CME Group, Inc.	BRL	52,369	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.73% (pays upon termination)	1/2/20	(4,836)
CME Group, Inc.	BRL	54,007	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(60,164)
CME Group, Inc.	BRL	11,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	(20,750)
CME Group, Inc.	BRL	48,570	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/20	(106,683)
CME Group, Inc.	BRL	49,670	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	(110,529)
CME Group, Inc.	BRL	71,611	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(164,647)
CME Group, Inc.	BRL	87,185	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(234,905)
CME Group, Inc.	BRL	99,800	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(293,202)
CME Group, Inc.	BRL	38,623	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(152,865)
CME Group, Inc.	BRL	64,532	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	(267,394)
CME Group, Inc.	BRL	15,123	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(67,402)
CME Group, Inc.	BRL	39,067	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(195,769)
CME Group, Inc.	BRL	52,545	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(389,952)
CME Group, Inc.	BRL	80,557	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(588,046)

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	26,339	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	$(172,797)
CME Group, Inc.	BRL	29,957	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(186,141)
CME Group, Inc.	BRL	29,197	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	201,373
CME Group, Inc.	BRL	4,211	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	45,508
CME Group, Inc.	BRL	12,922	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	142,827
CME Group, Inc.	BRL	21,615	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	246,007
CME Group, Inc.	BRL	5,044	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	62,351
CME Group, Inc.	BRL	13,064	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	173,185
CME Group, Inc.	CLP	24,638,020	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	(48,752)
CME Group, Inc.	KRW	4,625,610	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	23,034
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	2/24/19	8,885
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.77% (pays semi-annually)	3/28/19	1,259
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(4,768,950)
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(4,451,034)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(5,440,153)
LCH.Clearnet	EUR	58,020	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	847,519
LCH.Clearnet	EUR	12,100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(510,557)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	296,615
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	92,573
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	139,330
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	48,956
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	46,858
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	15,235
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	65,000
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	92,626
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	39,952
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	15,072

24

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	$21,838
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	6,536
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	57,816
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	9,301
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	11,908
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	27,736
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	348,283
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	280,272
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	416,970
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	206,510
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	196,904
LCH.Clearnet	JPY	1,013,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(53,778)
LCH.Clearnet	JPY	922,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(50,575)
LCH.Clearnet	JPY	456,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(31,813)
LCH.Clearnet	NZD	12,730	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(211,238)
LCH.Clearnet	NZD	9,260	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(124,351)
LCH.Clearnet	NZD	23,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(298,315)
LCH.Clearnet	NZD	26,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(324,562)
LCH.Clearnet	NZD	10,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(128,136)
LCH.Clearnet	NZD	10,290	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(130,567)
LCH.Clearnet	NZD	86,200	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(2,111,419)
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(329,073)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(160,638)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(51,884)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(178,976)

25

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)		10/13/26	$(18,166)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)		10/19/26	(36,816)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)		10/19/26	(22,667)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)		10/20/26	(32,655)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)		10/20/26	(40,963)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)		10/28/26	(31,070)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)		10/28/26	(11,501)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)		10/31/26	(13,117)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)		11/2/26	(3,566)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)		11/4/26	(44,865)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)		11/7/26	(5,655)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)		11/8/26	(9,410)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)		11/10/26	(22,228)
LCH.Clearnet(2)	USD	133,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.08% (pays semi-annually)		4/27/22	33,684
LCH.Clearnet(2)	USD	133,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.04% (pays semi-annually)		4/30/22	(64,347)
LCH.Clearnet	USD	102,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.76% (pays semi-annually)		2/5/28	(1,365,344)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.14% (pays semi-annually)		4/27/30	(144,052)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.06% (pays semi-annually)		4/30/30	38,898
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)		9/21/45	4,265,016
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)		10/28/45	4,291,742
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)		10/28/45	5,245,463
LCH.Clearnet	USD	11,693	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	(1)	9/20/47	1,033,455
LCH.Clearnet	USD	41,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)		2/5/48	1,260,034

26

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	(1)	3/21/48	$31,299
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.55% (pays semi-annually)		6/11/55	265,710
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)		7/27/55	152,090

								$(3,442,609)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	5,621,690	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	$30,364
Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	(464,572)
Citibank, N.A.	KRW	11,744,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	49,136
Deutsche Bank AG	KRW	11,402,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	41,393
Deutsche Bank AG	KRW	6,871,200	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	28,423
Deutsche Bank AG	KRW	7,046,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	33,604
Goldman Sachs International	CLP	26,964,500	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	(23,804)
Goldman Sachs International	KRW	9,060,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	37,104
Goldman Sachs International	KRW	4,908,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	21,337
Goldman Sachs International	KRW	5,033,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	25,065
JPMorgan Chase Bank, N.A.	KRW	9,228,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	38,609
JPMorgan Chase Bank, N.A.	KRW	7,047,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	33,606
Standard Chartered Bank	KRW	2,881,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	13,132

							$(136,603)

27

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Malaysia	ICE Clear Credit	$155,000	1.00% (pays quarterly)	(1)	6/20/23	$(1,357,594)	$(144,631)	$(1,502,225)

						$(1,357,594)	$(144,631)	$(1,502,225)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized
BNP Paribas	3-month USD-LIBOR-BBA on USD 37,612,613 (pays quarterly) plus TRY 167,000,000	15.48% on TRY 167,000,000 (pays annually) plus USD 37,612,613	Not Applicable/ 5/17/23	$5,881,093
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	82,521
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	45,131
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	11,724
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	15,092
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	(18,943)

28

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	$(10,250)
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	7,183
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	6,946
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	8,273
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 347,490,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(18,809)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(14,444)

				$5,995,517

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

29

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Reso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2018 were $16,595,698 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

30

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)	$—	$(1,357,594)

Total		$—	$(1,357,594)

Equity Price	Financial futures contracts*	$—	$(62,792)
Equity Price	Purchased options	3,125,680	—

Total		$3,125,680	$(62,792)

Foreign Exchange	Purchased currency options	$7,290,975	$—
Foreign Exchange	Forward foreign currency exchange contracts	18,728,128	(19,451,837)

Total		$26,019,103	$(19,451,837)

Interest Rate	Cross-currency swaps	$6,057,963	$(62,446)
Interest Rate	Financial futures contracts*	12,400,850	(5,281,249)
Interest Rate	Forward volatility agreements	—	(772,051)
Interest Rate	Inflation swaps	2,048,448	—
Interest Rate	Inflation swaps (centrally cleared)	4,374,533	(1,916,236)
Interest Rate	Interest rate swaps	351,773	(488,376)
Interest Rate	Interest rate swaps (centrally cleared)	20,844,666	(24,287,275)
Interest Rate	Purchased interest rate swaptions	18,097,054	—

Total		$64,175,287	$(32,807,633)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Restricted Securities

At July 31, 2018, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$801,716
Altair VI Reinsurance	12/29/17	1,000	5,036,500	5,419,000
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,397,800
Mt. Logan Re, Ltd.	1/2/18	10,000	10,000,000	10,439,396

Total Restricted Securities			$22,968,345	$23,057,912

31

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$441,727,850	$—	$441,727,850
Mortgage Pass-Throughs	—	38,524,674	—	38,524,674
Commercial Mortgage-Backed Securities	—	57,953,817	—	57,953,817
Asset-Backed Securities	—	204,958,872	—	204,958,872
Small Business Administration Loans (Interest Only)	—	81,423,325	—	81,423,325
Senior Floating-Rate Loans	—	20,478,384	—	20,478,384
Sovereign Loans	—	1,845,776	—	1,845,776
Foreign Government Bonds	—	378,041,950	—	378,041,950
Foreign Corporate Bonds	—	36,921,761	—	36,921,761
U.S. Treasury Obligations	—	57,136,883	—	57,136,883
Common Stocks	6,192,395	—	—	6,192,395
Closed-End Funds	68,430,687	—	—	68,430,687
Other	—	—	35,111,162	35,111,162
Short-Term Investments —
Foreign Government Securities	—	24,361,775	—	24,361,775
U.S. Treasury Obligations	—	10,488,017	—	10,488,017
Other	—	57,159,408	—	57,159,408
Purchased Currency Options	—	7,290,975	—	7,290,975
Purchased Interest Rate Swaptions	—	18,097,054	—	18,097,054
Purchased Call Options	—	3,125,680	—	3,125,680
Total Investments	$74,623,082	$1,439,536,201	$35,111,162	$1,549,270,445
Forward Foreign Currency Exchange Contracts	$—	$18,728,128	$—	$18,728,128
Futures Contracts	12,400,850	—	—	12,400,850
Swap Contracts	—	33,677,383	—	33,677,383
Total	$87,023,932	$1,491,941,712	$35,111,162	$1,614,076,806

32

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(19,451,837)	$—	$(19,451,837)
Forward Volatility Agreements	—	(772,051)	—	(772,051)
Futures Contracts	(5,281,249)	(62,792)	—	(5,344,041)
Swap Contracts	—	(28,111,927)	—	(28,111,927)
Total	$(5,281,249)	$(48,398,607)	$—	$(53,679,856)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other
Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	(1,672,145)
Change in net unrealized appreciation (depreciation)	2,174,817
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(8,896,010)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of July 31, 2018	$35,111,162

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2018	$637,277

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended. The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

33

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2018, the Fund owned 0.9% of Tax-Managed Growth Portfolio’s outstanding interests, 47.7% of Tax-Managed International Equity Portfolio’s outstanding interests, 41.8% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 31.0% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.4% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2018 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 91.2%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $75,816,374)		$163,327,347
Tax-Managed International Equity Portfolio (identified cost, $31,027,997)		34,998,311
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $32,113,870)		67,630,776
Tax-Managed Small-Cap Portfolio (identified cost, $44,385,424)		57,597,992
Tax-Managed Value Portfolio (identified cost, $86,458,578)		139,768,735

Total Investments in Affiliated Portfolios (identified cost $269,802,243)		$463,323,161

Preferred Stocks — 3.1%

Security	Shares	Value
Banks — 0.4%
Texas Capital Bancshares, Inc., 6.50%	19,075	$488,320
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,515,186
Wells Fargo & Co., Series Y, 5.625%	8,775	220,779

		$2,224,285

Capital Markets — 0.6%
Morgan Stanley, Series G, 6.625%	21,325	$553,810
Northern Trust Corp., Series C, 5.85%	60,000	1,621,800
State Street Corp., Series G, 5.35% to 3/15/26(1)	32,200	839,776

		$3,015,386

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,020,000
Capital One Financial Corp., Series C, 6.25%	38,650	1,003,354

		$2,023,354

Electric Utilities — 0.4%
SCE Trust VI, 5.00%	49,800	$1,137,930
Southern Co. (The), 6.25%	23,828	620,957

		$1,758,887

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
CBL & Associates Properties, Inc., Series D, 7.375%	52,975	$1,021,888
DDR Corp., Series A, 6.375%	19,000	488,490
DDR Corp., Series K, 6.25%	6,000	145,500
Spirit Realty Capital, Inc., Series A, 6.00%	17,121	402,344
Summit Hotel Properties, Inc., Series E, 6.25%	24,074	567,183
Vornado Realty Trust, Series K, 5.70%	20,000	508,600

		$3,134,005

Insurance — 0.2%
PartnerRe, Ltd., Series I, 5.875%	39,839	$1,010,317

		$1,010,317

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	35,497	$900,559

		$900,559

Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,335,852

		$1,335,852

Total Preferred Stocks (identified cost $15,841,878)		$15,402,645

Debt Obligations — 4.3%(2)

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)	$610	$600,850

		$600,850

Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)	$700	$645,750
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)	1,275	1,078,969
Banco Santander SA, 6.375% to 5/19/19(1)(3)(5)	200	200,908
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)	1,025	1,069,587
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)	450	446,962
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(3)	1,000	956,500
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)	390	397,313
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)	720	746,539
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)	730	778,755
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(3)(4)	473	480,095
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(3)	1,220	1,200,175
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)	2,075	2,139,491
KeyCorp, Series D, 5.00% to 9/15/26(1)(3)	975	945,750
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)	600	621,000
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)	485	482,575
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)	778	828,274
Societe Generale SA, 6.75% to 4/6/28(1)(3)(4)	1,040	997,100

		$14,015,743

2

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 0.4%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)	$880	$849,200
UBS Group AG, 6.875% to 8/7/25(1)(3)(5)	1,000	1,023,722

		$1,872,922

Diversified Financial Services — 0.1%
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)	$508	$480,888

		$480,888

Electric Utilities — 0.1%
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	$725	$750,557

		$750,557

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,060,400

		$1,060,400

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(1)(3)(4)	$470	$468,238

		$468,238

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(4)	$431	$471,945

		$471,945

Oil, Gas & Consumable Fuels — 0.3%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)	$736	$640,592
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	10,044
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)	1,050	1,023,750

		$1,674,386

Pipelines — 0.1%
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)	$636	$603,802

		$603,802

Total Debt Obligations (identified cost $22,466,660)		$21,999,731

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
iShares U.S. Preferred Stock ETF	204,586	$7,690,388

Total Exchange-Traded Funds (identified cost $8,031,552)		$7,690,388

Total Investments — 100.1% (identified cost $316,142,333)		$508,415,925

Other Assets, Less Liabilities — (0.1)%		$(478,661)

Net Assets — 100.0%		$507,937,264

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $5,826,434 or 1.1% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $1,224,630 or 0.2% of the Fund’s net assets.

The Fund did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Investments in Affiliated Portfolios	$463,323,161		$—	$—	$463,323,161
Preferred Stocks	15,402,645	*	—	—	15,402,645
Debt Obligations	—		21,999,731	—	21,999,731
Exchange-Traded Funds	7,690,388		—	—	7,690,388
Total Investments	$486,416,194		$21,999,731	$—	$508,415,925

*	The level classification is the same as the category presentation in the Portfolio of Investments.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.9%

Security	Shares	Value
Aerospace & Defense — 0.7%
CAE, Inc.	255,407	$5,320,775

		$5,320,775

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	16,959	$1,564,129

		$1,564,129

Auto Components — 0.8%
Continental AG	24,886	$5,735,126

		$5,735,126

Banks — 8.5%
Canadian Imperial Bank of Commerce	83,094	$7,583,441
Commonwealth Bank of Australia	54,767	3,049,805
Danske Bank A/S	122,476	3,559,216
ING Groep NV	413,592	6,322,477
JPMorgan Chase & Co.	67,237	7,728,893
KeyCorp	366,122	7,640,966
Nordea Bank AB	518,223	5,507,601
Societe Generale SA	90,325	4,028,312
Sumitomo Mitsui Financial Group, Inc.	112,979	4,483,880
UniCredit SpA	259,935	4,589,709
Wells Fargo & Co.	145,451	8,332,888

		$62,827,188

Beverages — 2.2%
Anheuser-Busch InBev SA/NV	64,774	$6,591,663
Constellation Brands, Inc., Class A	15,975	3,358,424
Diageo PLC	177,423	6,509,199

		$16,459,286

Biotechnology — 0.2%
Shire PLC	23,642	$1,346,509

		$1,346,509

Building Products — 1.0%
Assa Abloy AB, Class B	384,911	$7,598,330

		$7,598,330

Chemicals — 2.8%
BASF SE	80,900	$7,754,952
Ecolab, Inc.	52,101	7,330,610
Sika AG	37,606	5,339,613

		$20,425,175

1

Security	Shares	Value
Commercial Services & Supplies — 1.4%
Republic Services, Inc.	83,918	$6,082,377
SECOM Co., Ltd.	58,762	4,491,327

		$10,573,704

Construction & Engineering — 0.0%(1)
Abengoa SA, Class A(2)	74,946	$2,500
Abengoa SA, Class B(2)	774,970	9,021

		$11,521

Consumer Finance — 1.9%
Discover Financial Services	74,007	$5,284,840
Navient Corp.	412,743	5,452,335
OneMain Holdings, Inc.(2)	109,456	3,639,412

		$14,376,587

Diversified Financial Services — 1.5%
ORIX Corp.	704,672	$11,413,917

		$11,413,917

Diversified Telecommunication Services — 0.8%
BT Group PLC	2,049,570	$6,269,805

		$6,269,805

Electric Utilities — 4.3%
Acciona SA	22,460	$1,928,652
Endesa SA	80,481	1,861,090
Iberdrola SA	932,003	7,246,224
NextEra Energy, Inc.	73,278	12,276,996
Red Electrica Corp. SA	85,052	1,802,689
SSE PLC	397,497	6,513,549

		$31,629,200

Electrical Equipment — 2.3%
Legrand SA	78,103	$5,732,589
Melrose Industries PLC	4,050,509	11,461,526

		$17,194,115

Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	82,100	$6,903,789
Keyence Corp.	11,858	6,272,505

		$13,176,294

Energy Equipment & Services — 0.6%
Halliburton Co.	107,427	$4,557,053

		$4,557,053

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	82,711	$12,261,079
Equity Residential	68,126	4,457,484

		$16,718,563

Food Products — 0.1%
Tate & Lyle PLC	122,287	$1,000,185

		$1,000,185

Gas Utilities — 0.3%
Naturgy Energy Group SA	85,615	$2,319,208

		$2,319,208

2

Security	Shares	Value
Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	75,640	$5,480,118
Boston Scientific Corp.(2)	254,282	8,546,418
Danaher Corp.	59,008	6,053,041

		$20,079,577

Health Care Providers & Services — 1.2%
Anthem, Inc.	21,681	$5,485,293
UnitedHealth Group, Inc.	13,846	3,506,084

		$8,991,377

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	329,059	$7,077,838

		$7,077,838

Household Products — 0.9%
Reckitt Benckiser Group PLC	72,078	$6,425,794

		$6,425,794

Insurance — 3.6%
AIA Group, Ltd.	551,359	$4,826,350
Aviva PLC	1,253,942	8,217,981
Chubb, Ltd.	49,616	6,932,348
Prudential PLC	284,195	6,705,164

		$26,681,843

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(2)(3)	10,641	$18,913,739

		$18,913,739

Internet Software & Services — 4.6%
Alphabet, Inc., Class C(2)(3)	20,589	$25,062,166
Facebook, Inc., Class A(2)	54,241	9,360,912

		$34,423,078

IT Services — 0.9%
Visa, Inc., Class A	47,029	$6,430,745

		$6,430,745

Life Sciences Tools & Services — 1.0%
Lonza Group AG	24,890	$7,661,572

		$7,661,572

Machinery — 5.6%
Atlas Copco AB, Class A	164,348	$4,706,336
Fortive Corp.	73,070	5,997,586
ITT, Inc.	125,844	7,131,579
Komatsu, Ltd.	214,892	6,349,650
MISUMI Group, Inc.	159,416	4,072,891
Parker-Hannifin Corp.	38,541	6,515,356
Xylem, Inc.	92,935	7,115,104

		$41,888,502

Media — 1.0%
Walt Disney Co. (The)	63,154	$7,171,768

		$7,171,768

3

Security	Shares	Value
Metals & Mining — 1.3%
Rio Tinto, Ltd.	127,197	$7,687,423
voestalpine AG	33,214	1,661,870

		$9,349,293

Multi-Utilities — 1.2%
CMS Energy Corp.	183,289	$8,860,190

		$8,860,190

Oil, Gas & Consumable Fuels — 5.6%
BP PLC	1,447,513	$10,878,696
ConocoPhillips	103,299	7,455,089
Enagas SA	60,068	1,679,296
Exxon Mobil Corp.	153,668	12,525,479
Phillips 66	51,395	6,339,059
Seven Generations Energy, Ltd., Class A(2)	228,583	2,611,172

		$41,488,791

Personal Products — 1.4%
Unilever PLC	182,763	$10,440,327

		$10,440,327

Pharmaceuticals — 5.6%
Bayer AG	62,822	$6,993,792
Eli Lilly & Co.	72,187	7,132,797
GlaxoSmithKline PLC	114,398	2,376,074
Johnson & Johnson	86,564	11,471,461
Novo Nordisk A/S, Class B	126,730	6,304,474
Zoetis, Inc.	86,616	7,490,552

		$41,769,150

Professional Services — 1.0%
Verisk Analytics, Inc.(2)	65,408	$7,235,433

		$7,235,433

Road & Rail — 1.4%
CSX Corp.	151,187	$10,685,897

		$10,685,897

Semiconductors & Semiconductor Equipment — 3.0%
ASML Holding NV	65,443	$14,015,812
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	204,719	8,436,470

		$22,452,282

Software — 3.5%
Activision Blizzard, Inc.	107,153	$7,867,173
Microsoft Corp.	171,141	18,154,637

		$26,021,810

Specialty Retail — 3.4%
Home Depot, Inc. (The)	36,913	$7,291,056
Industria de Diseno Textil SA	237,031	7,767,651
TJX Cos., Inc. (The)	71,448	6,949,032
Ulta Beauty, Inc.(2)	14,315	3,498,443

		$25,506,182

4

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	69,156	$13,159,695
HP, Inc.	389,106	8,980,567

		$22,140,262

Textiles, Apparel & Luxury Goods — 1.9%
adidas AG	26,345	$5,824,706
LVMH Moet Hennessy Louis Vuitton SE	15,698	5,470,565
Samsonite International SA(4)	658,596	2,489,063

		$13,784,334

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.(2)	319,447	$3,986,699

		$3,986,699

Tobacco — 1.3%
British American Tobacco PLC	131,657	$7,237,481
Japan Tobacco, Inc.	95,391	2,714,800

		$9,952,281

Trading Companies & Distributors — 0.3%
Rexel SA	119,240	$1,864,896

		$1,864,896

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B	378,637	$5,080,682

		$5,080,682

Total Common Stocks (identified cost $613,490,574)		$696,881,012

Preferred Stocks — 0.9%

Security	Shares	Value
Banks — 0.4%
AgriBank FCB, 6.875% to 1/1/24(5)	13,368	$1,437,060
CoBank ACB, Series F, 6.25% to 10/1/22(5)	10,875	1,136,437

		$2,573,497

Electric Utilities — 0.1%
SCE Trust VI, 5.00%	22,975	$524,979
Southern Co. (The), 6.25%	11,900	310,114

		$835,093

Equity Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates Properties, Inc., Series D, 7.375%	26,850	$517,937
DDR Corp., Series K, 6.25%	8,325	201,881
Spirit Realty Capital, Inc., Series A, 6.00%	13,804	324,394

		$1,044,212

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(4)	11,860	$1,085,190

		$1,085,190

Insurance — 0.0%(1)
PartnerRe, Ltd., Series I, 5.875%	7,571	$192,001

		$192,001

5

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	35,875	$800,730

		$800,730

Total Preferred Stocks (identified cost $6,446,966)		$6,530,723

Corporate Bonds & Notes — 2.6%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(6)	$200	$208,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(5)(6)	600	553,500
Banco do Brasil SA, 6.25% to 4/15/24(4)(5)(6)	1,123	950,339
Bank of America Corp., Series AA, 6.10% to 3/17/25(5)(6)	636	663,666
Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(6)	295	293,009
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	240	244,500
Citigroup, Inc., Series T, 6.25% to 8/15/26(5)(6)	505	523,614
Credit Agricole SA, 7.875% to 1/23/24(4)(5)(6)	545	581,399
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(6)	260	268,710
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	280	284,200
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	835	860,952
Societe Generale SA, 6.75% to 4/6/28(4)(5)(6)	710	680,712
Zions Bancorporation, Series I, 5.80% to 6/15/23(5)(6)	211	209,418

		$6,322,769

Capital Markets — 0.3%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(4)	$230	$223,965
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(4)	400	391,836
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	680	656,200
UBS Group AG, 6.875% to 8/7/25(5)(6)(7)	852	872,211

		$2,144,212

Construction & Engineering — 0.0%(1)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% cash or 0.25% cash and 1.25% PIK), 3/31/23(4)	$316	$22,929

		$22,929

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(4)	$863	$864,810
PPTT, 2006-A GS, Class A, 6.061%(4)(6)(8)	4,541	4,560,368
Unifin Financiera SAB de CV, 8.875%to 1/29/25(4)(5)(6)	297	281,149

		$5,706,327

Energy Equipment & Services — 0.0%(1)
Oceaneering International, Inc., 6.00%, 2/1/28	$320	$319,087

		$319,087

Food Products — 0.1%
JBS Investments GmbH, 7.75%, 10/28/20(4)	$255	$262,369
Land O’ Lakes, Inc., 8.00%(4)(6)	727	799,700

		$1,062,069

Gas Utilities — 0.0%(1)
NiSource, Inc., 5.65% to 6/15/23(4)(5)(6)	$290	$288,912

		$288,912

6

Security	Principal Amount (000’s omitted)	Value
Metals & Mining — 0.0%(1)
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$200	$219,000

		$219,000

Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$592	$515,259
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(6)	2,008	36,640
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	440	429,000

		$980,899

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	$615	$637,087

		$637,087

Pipelines — 0.2%
Enbridge Energy Partners, L.P., 6.135%, (3 mo. USD LIBOR + 3.798%), 10/1/77(9)	$625	$625,875
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(5)(6)	480	455,700

		$1,081,575

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(4)	$420	$408,975

		$408,975

Total Corporate Bonds & Notes (identified cost $21,464,523)		$19,193,841

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(10)	8,717,776	$8,717,776

Total Short-Term Investments (identified cost $8,717,776)		$8,717,776

Total Investments — 98.5% (identified cost $650,119,839)		$731,323,352

Other Assets, Less Liabilities — 1.5%		$10,841,072

Net Assets — 100.0%		$742,164,424

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $14,909,016 or 2.0% of the Fund’s net assets.

7

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $872,211 or 0.1% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at July 31, 2018.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $105,204.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.7%	$407,552,106
United Kingdom	13.5	98,801,042
Japan	5.4	39,798,970
Germany	3.6	26,308,576
Spain	3.4	25,192,760
Sweden	3.1	22,892,949
Netherlands	2.8	20,338,289
France	2.5	18,358,473
Canada	2.1	15,515,388
Switzerland	2.0	14,334,107
Denmark	1.4	9,863,690
Taiwan	1.2	8,436,470
Belgium	0.9	6,591,663
Hong Kong	0.7	4,826,350
Italy	0.6	4,589,709
Australia	0.5	3,477,555
Brazil	0.3	1,865,149
Austria	0.2	1,661,870
Israel	0.1	637,087
Mexico	0.0 (1)	281,149

Total Investments	100.0%	$731,323,352

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	76	Long	Sep-18	$10,704,980	$156,940
STOXX Europe 600 Index	466	Short	Sep-18	(10,634,094)	(217,980)

					$(61,040)

8

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

PPTT	-	Preferred Pass-Through Trust

USD	-	United States Dollar

At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $156,940 and $217,980, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$43,824,038	$34,364,949	$—	$78,188,987
Consumer Staples	3,358,424	40,919,449	—	44,277,873
Energy	33,487,852	12,557,992	—	46,045,844
Financials	56,581,822	62,704,412	—	119,286,234
Health Care	55,165,764	24,682,421	—	79,848,185
Industrials	57,648,236	46,289,066	—	103,937,302
Information Technology	104,356,154	20,288,317	—	124,644,471
Materials	7,330,610	22,443,858	—	29,774,468
Real Estate	16,718,563	—	—	16,718,563
Telecommunication Services	—	11,350,487	—	11,350,487
Utilities	21,137,186	21,671,412	—	42,808,598
Total Common Stocks	$399,608,649	$297,272,363 *	$—	$696,881,012
Preferred Stocks
Consumer Staples	$—	$1,085,190	$—	$1,085,190
Energy	800,730	—	—	800,730
Financials	192,001	2,573,497	—	2,765,498
Real Estate	1,044,212	—	—	1,044,212
Utilities	835,093	—	—	835,093
Total Preferred Stocks	$2,872,036	$3,658,687	$—	$6,530,723
Corporate Bonds & Notes	$—	$19,193,841	$—	$19,193,841
Short-Term Investments	—	8,717,776	—	8,717,776
Total Investments	$402,480,685	$328,842,667	$—	$731,323,352
Futures Contracts	$156,940	$—	$—	$156,940
Total	$402,637,625	$328,842,667	$—	$731,480,292

Liability Description
Futures Contracts	$—	$(217,980)	$—	$(217,980)
Total	$—	$(217,980)	$—	$(217,980)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $94,230,225 and the Fund owned 58.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.1%
Raytheon Co.	8,944	$1,771,180

		$1,771,180

Air Freight & Logistics — 1.0%
FedEx Corp.	6,484	$1,594,221

		$1,594,221

Auto Components — 1.7%
Aptiv PLC	24,507	$2,403,401
Delphi Technologies PLC	8,169	368,994

		$2,772,395

Banks — 1.2%
KeyCorp	95,340	$1,989,746

		$1,989,746

Beverages — 2.4%
Coca-Cola Co. (The)	29,800	$1,389,574
Constellation Brands, Inc., Class A	12,006	2,524,021

		$3,913,595

Biotechnology — 3.7%
Alkermes PLC(1)	35,020	$1,535,627
Celgene Corp.(1)	14,768	1,330,449
Vertex Pharmaceuticals, Inc.(1)	18,054	3,160,353

		$6,026,429

Building Products — 0.6%
Fortune Brands Home & Security, Inc.	17,343	$1,005,894

		$1,005,894

Capital Markets — 4.0%
Charles Schwab Corp. (The)	68,069	$3,475,603
Goldman Sachs Group, Inc. (The)	7,398	1,756,507
S&P Global, Inc.	5,966	1,195,825

		$6,427,935

Chemicals — 2.6%
Celanese Corp., Series A	14,828	$1,751,335
Ecolab, Inc.	10,051	1,414,176
Sherwin-Williams Co. (The)	2,433	1,072,296

		$4,237,807

Communications Equipment — 1.2%
Palo Alto Networks, Inc.(1)	9,985	$1,979,626

		$1,979,626

1

Security	Shares	Value
Electrical Equipment — 2.7%
AMETEK, Inc.	34,300	$2,668,540
Rockwell Automation, Inc.	9,180	1,721,801

		$4,390,341

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,251,410

		$1,251,410

Food Products — 1.6%
Mondelez International, Inc., Class A	21,503	$932,800
Pinnacle Foods, Inc.	24,818	1,648,412

		$2,581,212

Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.(1)	2,983	$1,063,887
Danaher Corp.	11,868	1,217,419
Intuitive Surgical, Inc.(1)	1,812	920,840
Stryker Corp.	9,839	1,606,217

		$4,808,363

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	6,829	$1,729,239

		$1,729,239

Internet & Direct Marketing Retail — 12.1%
Amazon.com, Inc.(1)	8,000	$14,219,520
Booking Holdings, Inc.(1)	735	1,491,109
Netflix, Inc.(1)	11,304	3,814,535

		$19,525,164

Internet Software & Services — 18.5%
Alibaba Group Holding, Ltd. ADR(1)	5,638	$1,055,603
Alphabet, Inc., Class A(1)	4,500	5,522,490
Alphabet, Inc., Class C(1)	5,402	6,575,639
Facebook, Inc., Class A(1)	38,699	6,678,673
GoDaddy, Inc., Class A(1)	61,194	4,505,102
Okta, Inc.(1)	29,863	1,482,698
Twitter, Inc.(1)	131,089	4,177,806

		$29,998,011

IT Services — 4.2%
Fiserv, Inc.(1)	13,974	$1,054,757
Visa, Inc., Class A	42,000	5,743,080

		$6,797,837

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	22,734	$1,501,353
Illumina, Inc.(1)	3,432	1,113,204

		$2,614,557

Media — 1.7%
Interpublic Group of Cos., Inc. (The)	39,322	$886,711
Walt Disney Co. (The)	16,897	1,918,823

		$2,805,534

Oil, Gas & Consumable Fuels — 2.4%
Devon Energy Corp.	40,020	$1,801,300
EOG Resources, Inc.	15,894	2,049,373

		$3,850,673

2

Security	Shares	Value
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,559,232

		$1,559,232

Pharmaceuticals — 2.4%
Eli Lilly & Co.	13,033	$1,287,791
Zoetis, Inc.	29,530	2,553,754

		$3,841,545

Road & Rail — 3.3%
J.B. Hunt Transport Services, Inc.	17,534	$2,102,327
Norfolk Southern Corp.	10,434	1,763,346
Union Pacific Corp.	10,178	1,525,580

		$5,391,253

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	5,289	$1,172,942
Monolithic Power Systems, Inc.	32,100	4,259,028
Texas Instruments, Inc.	19,463	2,166,621

		$7,598,591

Software — 9.4%
Activision Blizzard, Inc.	22,246	$1,633,301
Adobe Systems, Inc.(1)	24,954	6,105,745
Proofpoint, Inc.(1)	7,763	885,370
SailPoint Technologies Holding, Inc.(1)	41,753	1,005,830
salesforce.com, inc.(1)	33,800	4,635,670
SecureWorks Corp., Class A(1)	73,075	936,821

		$15,202,737

Specialty Retail — 3.2%
Home Depot, Inc. (The)	9,189	$1,815,011
TJX Cos., Inc. (The)	19,216	1,868,948
Ulta Beauty, Inc.(1)	6,209	1,517,418

		$5,201,377

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	17,520	$3,333,881
HP, Inc.	52,716	1,216,685

		$4,550,566

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)	14,330	$1,718,884
NIKE, Inc., Class B	19,321	1,485,978

		$3,204,862

Trading Companies & Distributors — 1.5%
United Rentals, Inc.(1)	15,867	$2,361,010

		$2,361,010

Total Common Stocks (identified cost $76,887,517)		$160,982,342

3

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(2)	972,470	$972,470

Total Short-Term Investments (identified cost $972,504)		$972,470

Total Investments — 100.1% (identified cost $77,860,021)		$161,954,812

Other Assets, Less Liabilities — (0.1)%		$(93,201)

Net Assets — 100.0%		$161,861,611

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $12,654.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$160,982,342	*	$—	$—	$160,982,342
Short-Term Investments	—		972,470	—	972,470
Total Investments	$160,982,342		$972,470	$—	$161,954,812

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

4

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $128,221,752 and the Fund owned 69% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.1%
Hexcel Corp.	56,177	$3,876,775
Mercury Systems, Inc.(1)	43,648	1,821,431

		$5,698,206

Banks — 9.5%
Ameris Bancorp	38,482	$1,793,261
Columbia Banking System, Inc.	60,362	2,470,617
Sterling Bancorp	151,032	3,352,910
Stock Yards Bancorp, Inc.	57,349	2,187,864
Texas Capital Bancshares, Inc.(1)	31,081	2,822,155
Western Alliance Bancorp(1)	43,691	2,478,154
Wintrust Financial Corp.	29,602	2,596,983

		$17,701,944

Biotechnology — 1.4%
Ligand Pharmaceuticals, Inc.(1)	11,495	$2,509,703

		$2,509,703

Capital Markets — 3.0%
Cohen & Steers, Inc.	91,927	$3,850,822
Lazard, Ltd., Class A	32,330	1,755,519

		$5,606,341

Chemicals — 4.5%
Balchem Corp.	30,678	$3,076,696
NewMarket Corp.	6,575	2,692,068
Valvoline, Inc.	110,937	2,506,067

		$8,274,831

Commercial Services & Supplies — 4.9%
Brink’s Co. (The)	37,275	$2,976,409
Deluxe Corp.	47,026	2,771,242
Multi-Color Corp.	51,304	3,404,020

		$9,151,671

Communications Equipment — 0.5%
NETGEAR, Inc.(1)	14,349	$944,882

		$944,882

Diversified Consumer Services — 6.3%
Bright Horizons Family Solutions, Inc.(1)	17,899	$1,915,014
Grand Canyon Education, Inc.(1)	42,907	4,999,952
ServiceMaster Global Holdings, Inc.(1)	85,327	4,862,786

		$11,777,752

Electric Utilities — 1.4%
ALLETE, Inc.	33,231	$2,576,399

		$2,576,399

1

Security	Shares	Value
Electrical Equipment — 1.4%
EnerSys	31,098	$2,552,213

		$2,552,213

Electronic Equipment, Instruments & Components — 3.0%
Dolby Laboratories, Inc., Class A	60,419	$3,894,004
FLIR Systems, Inc.	28,108	1,647,129

		$5,541,133

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.	62,655	$1,714,241

		$1,714,241

Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	50,710	$1,373,227
CubeSmart	88,063	2,673,592
DCT Industrial Trust, Inc.	49,182	3,288,800
Education Realty Trust, Inc.	28,455	1,176,899
STORE Capital Corp.	33,802	927,865

		$9,440,383

Food & Staples Retailing — 2.5%
Performance Food Group Co.(1)	128,790	$4,617,121

		$4,617,121

Food Products — 0.8%
Lancaster Colony Corp.	10,755	$1,559,798

		$1,559,798

Gas Utilities — 1.4%
ONE Gas, Inc.	34,198	$2,634,614

		$2,634,614

Health Care Equipment & Supplies — 7.5%
ICU Medical, Inc.(1)	14,640	$4,198,752
Integra LifeSciences Holdings Corp.(1)	46,959	2,926,954
Masimo Corp.(1)	17,361	1,726,031
West Pharmaceutical Services, Inc.	38,889	4,264,179
Wright Medical Group NV(1)	32,198	818,795

		$13,934,711

Health Care Providers & Services — 3.3%
Addus Homecare Corp.(1)	23,960	$1,584,954
Amedisys, Inc.(1)	38,530	3,607,564
Chemed Corp.	2,974	939,873

		$6,132,391

Health Care Technology — 0.9%
Cotiviti Holdings, Inc.(1)	36,818	$1,643,556

		$1,643,556

Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	28,064	$1,763,542

		$1,763,542

Household Products — 1.5%
Central Garden & Pet Co., Class A(1)	68,051	$2,730,206

		$2,730,206

2

Security	Shares	Value
Insurance — 4.4%
First American Financial Corp.	51,665	$2,893,240
Horace Mann Educators Corp.	75,159	3,284,448
RLI Corp.	26,859	2,007,979

		$8,185,667

IT Services — 6.5%
Black Knight, Inc.(1)	56,825	$2,935,011
Conduent, Inc.(1)	104,044	1,868,630
CSG Systems International, Inc.	66,501	2,704,596
Euronet Worldwide, Inc.(1)	48,726	4,479,869

		$11,988,106

Machinery — 2.3%
Milacron Holdings Corp.(1)	102,543	$2,138,022
RBC Bearings, Inc.(1)	15,121	2,198,291

		$4,336,313

Marine — 1.5%
Kirby Corp.(1)	32,497	$2,711,875

		$2,711,875

Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	11,728	$1,547,510
Jagged Peak Energy, Inc.(1)	41,577	594,551
PDC Energy, Inc.(1)	40,145	2,528,332

		$4,670,393

Pharmaceuticals — 1.6%
Catalent, Inc.(1)	72,610	$3,027,837

		$3,027,837

Road & Rail — 1.3%
Landstar System, Inc.	22,476	$2,498,207

		$2,498,207

Software — 9.1%
ACI Worldwide, Inc.(1)	165,751	$4,283,006
Altair Engineering, Inc., Class A(1)	97,497	3,422,144
Blackbaud, Inc.	32,369	3,230,750
Ceridian HCM Holding, Inc.(1)	18,626	610,188
RealPage, Inc.(1)	98,391	5,421,344

		$16,967,432

Specialty Retail — 0.6%
Monro, Inc.	17,875	$1,205,669

		$1,205,669

Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc.	15,788	$1,655,056
Gildan Activewear, Inc.	26,535	680,623
Steven Madden, Ltd.	34,659	1,873,319

		$4,208,998

Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.(1)	33,934	$1,303,066

		$1,303,066

3

Security	Shares	Value
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	45,681	$3,410,087

		$3,410,087

Total Common Stocks (identified cost $131,162,209)		$183,019,288

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(2)	2,678,261	$2,678,261

Total Short-Term Investments (identified cost $2,678,261)		$2,678,261

Total Investments — 99.9% (identified cost $133,840,470)		$185,697,549

Other Assets, Less Liabilities — 0.1%		$124,150

Net Assets — 100.0%		$185,821,699

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $36,838.

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$183,019,288	*	$—	$—	$183,019,288
Short-Term Investments	—		2,678,261	—	2,678,261
Total Investments	$183,019,288		$2,678,261	$—	$185,697,549

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Value Fund

July 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $617,923,167 and the Fund owned 81.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Hexcel Corp.	124,945	$8,622,455
Textron, Inc.	39,430	2,691,886
United Technologies Corp.	113,000	15,338,620

		$26,652,961

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	134,430	$12,398,479

		$12,398,479

Banks — 15.7%
Bank of America Corp.	88,914	$2,745,665
Citigroup, Inc.	81,079	5,828,769
JPMorgan Chase & Co.	354,295	40,726,210
KeyCorp	689,553	14,390,971
PNC Financial Services Group, Inc. (The)	142,029	20,570,060
U.S. Bancorp	237,562	12,593,162
Wells Fargo & Co.	386,390	22,136,283

		$118,991,120

Capital Markets — 5.2%
Ameriprise Financial, Inc.	35,881	$5,226,785
Charles Schwab Corp. (The)	332,667	16,985,977
Credit Suisse Group AG ADR	732,740	11,767,805
Goldman Sachs Group, Inc. (The)	22,682	5,385,387

		$39,365,954

Construction & Engineering — 0.2%
Fluor Corp.	32,003	$1,640,154

		$1,640,154

Consumer Finance — 1.3%
American Express Co.	59,190	$5,890,589
Discover Financial Services	53,429	3,815,365

		$9,705,954

Containers & Packaging — 0.9%
Ball Corp.	46,376	$1,807,273
International Paper Co.	94,211	5,061,957

		$6,869,230

Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	502,206	$25,933,918

		$25,933,918

Electric Utilities — 3.4%
NextEra Energy, Inc.	151,637	$25,405,263

		$25,405,263

1

Security	Shares	Value
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$6,361,285

		$6,361,285

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	103,993	$6,093,990

		$6,093,990

Equity Real Estate Investment Trusts (REITs) — 4.2%
AvalonBay Communities, Inc.	47,915	$8,473,768
Boston Properties, Inc.	59,105	7,419,450
Invitation Homes, Inc.	267,865	6,190,360
Simon Property Group, Inc.	54,180	9,547,058

		$31,630,636

Food Products — 3.4%
McCormick & Co., Inc.(1)	105,291	$12,375,904
Mondelez International, Inc., Class A	54,258	2,353,712
Nestle SA	138,900	11,319,426

		$26,049,042

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	239,134	$8,037,294
Stryker Corp.	58,093	9,483,682

		$17,520,976

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	57,719	$14,615,605

		$14,615,605

Hotels, Restaurants & Leisure — 0.8%
Starbucks Corp.	108,978	$5,709,357

		$5,709,357

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$13,367,654

		$13,367,654

Insurance — 3.3%
Alleghany Corp.	10,617	$6,680,960
American Financial Group, Inc.	16,074	1,811,379
Prudential Financial, Inc.	83,332	8,409,032
Travelers Cos., Inc. (The)	64,030	8,332,864

		$25,234,235

Internet Software & Services — 3.6%
Alphabet, Inc., Class A(2)	9,850	$12,088,117
Alphabet, Inc., Class C(2)	8,199	9,980,315
eBay, Inc.(2)	144,926	4,847,774

		$26,916,206

IT Services — 0.8%
Visa, Inc., Class A(1)	44,697	$6,111,868

		$6,111,868

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	90,574	$21,242,320

		$21,242,320

2

Security	Shares	Value
Machinery — 0.8%
Caterpillar, Inc.	40,388	$5,807,794

		$5,807,794

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,731,449

		$1,731,449

Multi-Utilities — 2.5%
Sempra Energy	162,537	$18,787,652

		$18,787,652

Oil, Gas & Consumable Fuels — 12.2%
Chevron Corp.	182,680	$23,067,004
ConocoPhillips	217,851	15,722,307
EOG Resources, Inc.	125,646	16,200,795
Exxon Mobil Corp.	249,154	20,308,542
Occidental Petroleum Corp.	47,024	3,946,724
Phillips 66	109,182	13,466,508

		$92,711,880

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	94,712	$12,780,437

		$12,780,437

Pharmaceuticals — 6.9%
Eli Lilly & Co.	128,396	$12,686,809
Johnson & Johnson	151,536	20,081,551
Merck & Co., Inc.	167,049	11,003,518
Zoetis, Inc.	101,295	8,759,991

		$52,531,869

Road & Rail — 1.1%
Union Pacific Corp.	53,476	$8,015,518

		$8,015,518

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	258,430	$12,430,483
QUALCOMM, Inc.	169,860	10,886,327

		$23,316,810

Software — 0.8%
Microsoft Corp.	32,330	$3,429,567
Oracle Corp.	62,474	2,978,760

		$6,408,327

Specialty Retail — 2.9%
Home Depot, Inc. (The)	81,060	$16,010,971
Tiffany & Co.	43,668	6,006,970

		$22,017,941

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	90,487	$17,218,771

		$17,218,771

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(2)	62,562	$7,504,312
NIKE, Inc., Class B	64,497	4,960,464
Tapestry, Inc.	40,390	1,903,177

		$14,367,953

3

Security	Shares	Value
Tobacco — 1.4%
Altria Group, Inc.	173,789	$10,197,939

		$10,197,939

Total Common Stocks (identified cost $366,479,385)		$753,710,547

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(3)	2,715,953	$2,715,953

Total Short-Term Investments (identified cost $2,715,953)		$2,715,953

Total Investments — 99.8% (identified cost $369,195,338)		$756,426,500

Other Assets, Less Liabilities — 0.2%		$1,265,435

Net Assets — 100.0%		$757,691,935

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at July 31, 2018. The aggregate market value of securities on loan at July 31, 2018 was $18,301,512 and the total market value of the collateral received by the Portfolio was $18,590,802, comprised of U.S. Government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $22,989.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$43,826,700	$—		$—	$43,826,700
Consumer Staples	37,707,992	11,319,426		—	49,027,418
Energy	92,711,880	—		—	92,711,880
Financials	193,297,263	—		—	193,297,263
Health Care	105,910,770	—		—	105,910,770
Industrials	74,243,845	—		—	74,243,845
Information Technology	86,065,972	—		—	86,065,972
Materials	6,869,230	—		—	6,869,230
Real Estate	31,630,636	—		—	31,630,636
Telecommunication Services	25,933,918	—		—	25,933,918
Utilities	44,192,915	—		—	44,192,915
Total Common Stocks	$742,391,121	$11,319,426	*	$—	$753,710,547
Short-Term Investments	$—	$2,715,953		$—	$2,715,953
Total Investments	$742,391,121	$14,035,379		$—	$756,426,500

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018